UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21864

WisdomTree Trust

(Exact name of registrant as specified in charter)

250 West 34th Street, 3rd Floor

New York, NY 10119

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 909-9473

Date of fiscal year end: March 31

Date of reporting period: March 31, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The following is a copy of the reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

WisdomTree Asia Defense Fund

Ticker: WDAF

Principal Listing Exchange: The Nasdaq Stock Market LLC

Annual Shareholder Report - March 31, 2026

This annual shareholder report contains important information about the WisdomTree Asia Defense Fund (the "Fund") for the period of September 12, 2025 to March 31, 2026. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
WisdomTree Asia Defense Fund	$25	0.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.
Footnote*	The Fund commenced operations on 9/12/25. Actual expenses are calculated using a 201/365 day period (to reflect the period since commencement of operations). The expenses for a full reporting period would be higher.

How did the Fund perform the last period and what affected its performance?

The Fund returned 0.27% at net asset value (NAV) for the fiscal period ended March 31, 2026, underperforming the Fund's primary comparative benchmark, the MSCI AC Daily TR Net Asia Pacific USD Index, which returned 4.81% in U. S. dollar (USD) terms during the same period. Please note that this performance is measured from the Fund's inception date on September 12, 2025. The following summarizes the key factors that affected Fund performance during the period:

  Given the Fund's narrow focus on Asian defense companies, it was highly concentrated within the Industrials sector during the period, resulting in a large overweight versus its benchmark. This resulted in a positive performance contribution stemming from a positive allocation effect as Industrials was the second best-performing sector within the benchmark and outperformed the headline index by over 10%.

  Correspondingly, the Fund had large underweights to the largest sectors within the index, including Information Technology, Financials and Consumer Discretionary. Consumer Discretionary's underweight was additive since it was the only sector to decline in the benchmark during the period.

  However, the underweight to Information Technology was detrimental, as Information Technology was the best performing sector in the benchmark by a significant margin, effectively doubling the performance of the next closest group (Industrials). This produced a negative allocation effect that created a performance headwind.

  At the country level, about 40% of the Fund was concentrated in Indian companies. This produced a negative allocation effect that resulted in negative performance impacts during the period as Indian equities declined by double digits during the period. Conversely, Korean exposure was additive as the Korean equity market increased during the period, which produced positive performance impacts via allocation effects stemming from a large overweight.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the MSCI AC Asia Pacific USD Index, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance September 12, 2025 (inception) through March 31, 2026

Table Summary
	WisdomTree Asia Defense Fund $10,027	MSCI AC Asia Pacific USD Index $10,481	WisdomTree Asia Defense Index $10,086
09/12/25	$10,000	$10,000	$10,000
09/30/25	$10,270	$10,132	$10,289
10/31/25	$10,333	$10,500	$10,354
11/30/25	$9,199	$10,266	$9,212
12/31/25	$9,419	$10,483	$9,448
01/31/26	$11,139	$11,276	$11,186
02/28/26	$11,417	$12,047	$11,478
03/31/26	$10,027	$10,481	$10,086

Average Annual Total Returns (%)

Table Summary
Since Inception 9/12/25Footnote Reference*
Fund NAV Returns	0.27%
MSCI AC Asia Pacific USD Index	4.81%
WisdomTree Asia Defense Index	0.86%
Footnote	Description
Footnote*	Returns of less than one year are cumulative.

Key Fund Statistics

  Total Net Assets$19,733,021
  # of Portfolio Holdings56
  Portfolio Turnover Rate85%
  Investment Advisory Fees Paid, Net$33,061

What did the Fund invest in?

The tables below show the investment makeup of the Fund on March 31, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Table Summary
Korea Aerospace Industries Ltd.	7.1%
Bharat Electronics Ltd.	7.1%
Hindustan Aeronautics Ltd.	7.0%
Hanwha Aerospace Co. Ltd.	6.8%
Hyundai Rotem Co. Ltd.	6.5%
Hanwha Systems Co. Ltd.	5.1%
Singapore Technologies Engineering Ltd.	4.6%
LIG Nex1 Co. Ltd.	4.5%
Mitsubishi Heavy Industries Ltd.	4.3%
Kawasaki Heavy Industries Ltd.	4.2%

Sector Breakdown (% of Net Assets)

Table Summary
Industrials	91.9%
Materials	3.7%
Information Technology	2.8%
Consumer Discretionary	0.3%
Other Assets and Liabilities, Net	1.3%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Asia Defense Fund

Annual Shareholder Report - March 31, 2026

Ticker: WDAF

WDAF - 032026

WisdomTree China ex-State-Owned Enterprises Fund

Ticker: CXSE

Principal Listing Exchange: The Nasdaq Stock Market LLC

Annual Shareholder Report - March 31, 2026

This annual shareholder report contains important information about the WisdomTree China ex-State-Owned Enterprises Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree China ex-State-Owned Enterprises Fund	$34	0.32%

How did the Fund perform last year and what affected its performance?

The Fund returned 11.15% at net asset value (NAV) for the fiscal year ended March 31, 2026, outperforming the Fund's primary comparative benchmark, the MSCI China Index, which returned 3.85% in U. S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from its exposures to Information Technology more than any other sector, and Information Technology accounted for the vast majority of outperformance. This was primarily due to positive stock selection, suggesting that non-state-owned enterprises (non-SOEs) outperformed state-owned enterprises (SOEs) in the technology sector.

  Industrials also had an outsized, positive performance influence due to allocation effects. The Fund was overweight Industrials by about 7% when it was among the best performers in the overall index.

  Energy and Financials detracted from performance, each due to a mix of negative allocation and stock selection effects. The stock selection effects specifically imply that SOEs outperformed non-SOEs in these sectors, which detracted from Fund performance since it is designed to avoid such companies.

  In aggregate, the Fund's strategy of avoiding Chinese SOEs was additive for performance primarily due to stock selection effects.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the MSCI China Index, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance for the ten years ended March 31, 2026

Table Summary
	WisdomTree China ex-State-Owned Enterprises Fund $17,976	MSCI China Index $16,395	WisdomTree China ex-State-Owned Enterprises Index $18,101
03/31/16	$10,000	$10,000	$10,000
04/30/16	$10,039	$9,980	$10,047
05/31/16	$9,955	$9,905	$9,963
06/30/16	$9,740	$10,011	$9,733
07/31/16	$10,019	$10,361	$10,030
08/31/16	$10,916	$11,124	$10,932
09/30/16	$11,321	$11,405	$11,348
10/31/16	$11,226	$11,184	$11,256
11/30/16	$11,120	$11,051	$11,155
12/31/16	$10,584	$10,598	$10,622
01/31/17	$11,391	$11,318	$11,432
02/28/17	$11,924	$11,718	$11,966
03/31/17	$12,394	$11,969	$12,437
04/30/17	$12,869	$12,288	$12,920
05/31/17	$13,882	$12,936	$13,949
06/30/17	$14,251	$13,234	$14,332
07/31/17	$15,831	$14,410	$15,913
08/31/17	$16,372	$15,017	$16,460
09/30/17	$17,060	$15,173	$17,163
10/31/17	$17,863	$15,776	$17,959
11/30/17	$18,285	$16,022	$18,365
12/31/17	$18,844	$16,329	$18,917
01/31/18	$20,535	$18,368	$20,640
02/28/18	$19,614	$17,192	$19,723
03/31/18	$19,072	$16,626	$19,206
04/30/18	$18,547	$16,622	$18,676
05/31/18	$19,144	$16,927	$19,315
06/30/18	$18,037	$16,044	$18,155
07/31/18	$17,176	$15,644	$17,314
08/31/18	$16,364	$15,050	$16,505
09/30/18	$15,855	$14,839	$16,012
10/31/18	$13,892	$13,137	$13,661
11/30/18	$14,714	$14,100	$14,479
12/31/18	$13,582	$13,247	$13,369
01/31/19	$15,149	$14,712	$14,918
02/28/19	$16,262	$15,220	$16,004
03/31/19	$17,189	$15,590	$16,925
04/30/19	$17,701	$15,938	$17,428
05/31/19	$15,138	$13,852	$14,910
06/30/19	$16,445	$14,964	$16,211
07/31/19	$16,483	$14,883	$16,253
08/31/19	$15,994	$14,260	$15,787
09/30/19	$15,979	$14,257	$15,755
10/31/19	$16,876	$14,832	$16,659
11/30/19	$17,272	$15,097	$17,057
12/31/19	$18,532	$16,354	$18,304
01/31/20	$18,207	$15,569	$17,942
02/29/20	$18,463	$15,720	$18,250
03/31/20	$17,201	$14,683	$17,000
04/30/20	$18,543	$15,611	$18,267
05/31/20	$19,100	$15,534	$18,879
06/30/20	$21,540	$16,929	$21,227
07/31/20	$23,877	$18,527	$23,641
08/31/20	$25,551	$19,579	$25,294
09/30/20	$25,072	$19,044	$24,857
10/31/20	$26,670	$20,051	$26,382
11/30/20	$27,728	$20,607	$27,466
12/31/20	$29,759	$21,178	$29,487
01/31/21	$32,048	$22,737	$31,751
02/28/21	$31,759	$22,501	$31,445
03/31/21	$29,024	$21,087	$28,753
04/30/21	$29,885	$21,380	$29,628
05/31/21	$29,543	$21,544	$29,758
06/30/21	$30,482	$21,565	$30,147
07/31/21	$25,928	$18,580	$25,642
08/31/21	$25,426	$18,581	$25,154
09/30/21	$24,224	$17,648	$23,970
10/31/21	$25,280	$18,204	$25,035
11/30/21	$23,892	$17,118	$23,666
12/31/21	$22,686	$16,578	$22,504
01/31/22	$21,243	$16,089	$21,051
02/28/22	$20,549	$15,461	$20,372
03/31/22	$18,633	$14,225	$18,474
04/30/22	$17,485	$13,644	$17,346
05/31/22	$17,767	$13,805	$17,629
06/30/22	$19,443	$14,711	$19,162
07/31/22	$17,469	$13,314	$17,355
08/31/22	$17,323	$13,343	$17,218
09/30/22	$14,577	$11,401	$14,494
10/31/22	$12,284	$9,485	$12,232
11/30/22	$15,451	$12,302	$15,395
12/31/22	$16,132	$12,942	$16,077
01/31/23	$18,069	$14,467	$18,018
02/28/23	$15,801	$12,966	$15,758
03/31/23	$16,072	$13,552	$16,036
04/30/23	$15,138	$12,853	$15,102
05/31/23	$13,744	$11,769	$13,708
06/30/23	$14,219	$12,236	$14,187
07/31/23	$15,995	$13,552	$15,968
08/31/23	$14,451	$12,339	$14,429
09/30/23	$13,878	$11,999	$13,858
10/31/23	$13,398	$11,488	$13,383
11/30/23	$13,422	$11,777	$13,410
12/31/23	$13,120	$11,493	$13,111
01/31/24	$11,146	$10,273	$11,138
02/29/24	$12,381	$11,136	$12,373
03/31/24	$12,367	$11,241	$12,370
04/30/24	$13,003	$11,982	$13,009
05/31/24	$13,110	$12,270	$13,119
06/30/24	$12,614	$12,038	$12,623
07/31/24	$12,562	$11,878	$12,571
08/31/24	$12,534	$11,997	$12,550
09/30/24	$16,235	$14,865	$16,269
10/31/24	$15,124	$13,986	$15,163
11/30/24	$14,478	$13,366	$14,517
12/31/24	$14,377	$13,725	$14,420
01/31/25	$14,458	$13,851	$14,508
02/28/25	$15,944	$15,481	$16,000
03/31/25	$16,173	$15,787	$16,235
04/30/25	$15,406	$15,113	$15,469
05/31/25	$15,863	$15,527	$15,929
06/30/25	$16,498	$16,104	$16,574
07/31/25	$17,863	$16,878	$17,954
08/31/25	$19,376	$17,711	$19,477
09/30/25	$21,463	$19,438	$21,585
10/31/25	$20,402	$18,696	$20,535
11/30/25	$19,641	$18,229	$19,769
12/31/25	$19,609	$18,003	$19,743
01/31/26	$20,265	$18,849	$20,409
02/28/26	$19,371	$17,762	$19,508
03/31/26	$17,976	$16,395	$18,101

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Fund NAV Returns	11.15%	-9.14%	6.04%
MSCI China Index	3.85%	-4.91%	5.07%
WisdomTree China ex-State-Owned Enterprises Index	11.49%	-8.84%	6.11%

Key Fund Statistics

  Total Net Assets$498,195,027
  # of Portfolio Holdings263
  Portfolio Turnover Rate37%
  Investment Advisory Fees Paid, Net$1,546,894

What did the Fund invest in?

The tables below show the investment makeup of the Fund on March 31, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Table Summary
Tencent Holdings Ltd.	8.4%
Alibaba Group Holding Ltd.	7.8%
Contemporary Amperex Technology Co. Ltd., Class A	4.9%
PDD Holdings, Inc., ADR	2.6%
Ping An Insurance Group Co. of China Ltd., Class A	2.6%
Zhongji Innolight Co. Ltd., Class A	2.4%
Xiaomi Corp., Class B	2.3%
Meituan, Class B	1.9%
Eoptolink Technology, Inc. Ltd., Class A	1.8%
Ping An Insurance Group Co. of China Ltd., Class H	1.7%

Sector Breakdown (% of Net Assets)

Table Summary
Consumer Discretionary	28.2%
Information Technology	19.8%
Communication Services	13.8%
Industrials	13.1%
Health Care	9.2%
Financials	6.8%
Consumer Staples	4.4%
Materials	3.5%
Real Estate	0.8%
Other Sectors	0.3%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree China ex-State-Owned Enterprises Fund

Annual Shareholder Report - March 31, 2026

Ticker: CXSE

CXSE - 032026

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund

Ticker: XSOE

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - March 31, 2026

This annual shareholder report contains important information about the WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund	$37	0.32%

How did the Fund perform last year and what affected its performance?

The Fund returned 28.39% at net asset value (NAV) for the fiscal year ended March 31, 2026, underperforming the Fund's primary comparative benchmark, the MSCI Emerging Markets Index, which returned 29.55% in U. S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited most from its exposure to Information Technology, solely driven by positive allocation effects stemming from an overweight when Information Technology ultimately was the best-performing sector in the benchmark.

  Financials also contributed positively due to allocation effects due to an underweight when it underperformed the headline index.

  Energy contributed positively to performance as well due to a mix of allocation and stock selection effects.

  Health Care and Consumer Discretionary both detracted from performance due to negative allocation effects, resulting from overweights to each sector amid underperformance within the broader benchmark.

  Materials also detracted from performance due to negative stock selection effects.

  From a country standpoint, China and Taiwan were additive, both due to positive allocation effects.

  Korea and India both detracted from performance due to negative stock selection effects in the former and poor allocation effects in the latter.

  The Fund’s avoidance of state-owned enterprises (SOEs) was additive to performance during the period, as non-SOEs outperformed SOEs within the broad MSCI Emerging Markets benchmark. However, stock selection was the key drag that weighed on Fund performance.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the MSCI Emerging Markets Index, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance for the ten years ended March 31, 2026

Table Summary
	WisdomTree Emerging Markets ex-State-Owned Enterprises Fund $21,032	MSCI Emerging Markets Index $21,190	WisdomTree Emerging Markets ex-State-Owned Enterprises Index $22,148
03/31/16	$10,000	$10,000	$10,000
04/30/16	$9,986	$10,054	$10,013
05/31/16	$9,721	$9,679	$9,753
06/30/16	$9,977	$10,066	$10,003
07/31/16	$10,425	$10,573	$10,468
08/31/16	$10,733	$10,835	$10,791
09/30/16	$10,934	$10,975	$11,004
10/31/16	$10,887	$11,001	$10,957
11/30/16	$10,323	$10,495	$10,397
12/31/16	$10,332	$10,518	$10,408
01/31/17	$10,922	$11,093	$10,994
02/28/17	$11,285	$11,433	$11,358
03/31/17	$11,668	$11,722	$11,776
04/30/17	$11,993	$11,978	$12,111
05/31/17	$12,461	$12,332	$12,595
06/30/17	$12,687	$12,456	$12,826
07/31/17	$13,537	$13,199	$13,701
08/31/17	$13,844	$13,493	$14,027
09/30/17	$13,925	$13,440	$14,101
10/31/17	$14,464	$13,911	$14,673
11/30/17	$14,611	$13,939	$14,835
12/31/17	$15,136	$14,439	$15,363
01/31/18	$16,244	$15,643	$16,503
02/28/18	$15,531	$14,921	$15,782
03/31/18	$15,174	$14,644	$15,444
04/30/18	$14,956	$14,579	$15,235
05/31/18	$14,614	$14,062	$14,904
06/30/18	$14,043	$13,478	$14,308
07/31/18	$14,200	$13,774	$14,475
08/31/18	$13,795	$13,402	$14,074
09/30/18	$13,567	$13,331	$13,851
10/31/18	$12,154	$12,170	$12,341
11/30/18	$12,774	$12,671	$12,986
12/31/18	$12,317	$12,336	$12,544
01/31/19	$13,484	$13,416	$13,715
02/28/19	$13,643	$13,446	$13,886
03/31/19	$13,889	$13,559	$14,148
04/30/19	$14,280	$13,844	$14,550
05/31/19	$13,040	$12,840	$13,295
06/30/19	$13,892	$13,641	$14,171
07/31/19	$13,814	$13,474	$14,090
08/31/19	$13,281	$12,817	$13,535
09/30/19	$13,529	$13,062	$13,787
10/31/19	$14,147	$13,613	$14,430
11/30/19	$14,289	$13,594	$14,585
12/31/19	$15,293	$14,608	$15,627
01/31/20	$14,815	$13,927	$15,126
02/29/20	$14,116	$13,193	$14,409
03/31/20	$12,033	$11,161	$12,270
04/30/20	$13,221	$12,183	$13,500
05/31/20	$13,522	$12,276	$13,812
06/30/20	$14,784	$13,179	$15,086
07/31/20	$16,283	$14,356	$16,625
08/31/20	$16,787	$14,674	$17,133
09/30/20	$16,607	$14,438	$16,992
10/31/20	$17,064	$14,736	$17,469
11/30/20	$18,385	$16,099	$18,885
12/31/20	$19,808	$17,282	$20,394
01/31/21	$20,511	$17,812	$21,129
02/28/21	$20,651	$17,948	$21,249
03/31/21	$20,116	$17,677	$20,719
04/30/21	$20,700	$18,117	$21,341
05/31/21	$20,740	$18,537	$21,678
06/30/21	$21,080	$18,569	$21,753
07/31/21	$19,580	$17,320	$20,208
08/31/21	$19,866	$17,773	$20,515
09/30/21	$18,964	$17,067	$19,598
10/31/21	$19,247	$17,235	$19,909
11/30/21	$18,490	$16,533	$19,123
12/31/21	$18,718	$16,843	$19,382
01/31/22	$17,985	$16,524	$18,591
02/28/22	$17,147	$16,030	$17,762
03/31/22	$16,756	$15,668	$17,424
04/30/22	$15,647	$14,797	$16,300
05/31/22	$15,652	$14,862	$16,317
06/30/22	$14,660	$13,874	$15,246
07/31/22	$14,629	$13,840	$15,263
08/31/22	$14,665	$13,898	$15,320
09/30/22	$12,876	$12,269	$13,382
10/31/22	$12,483	$11,888	$12,988
11/30/22	$14,231	$13,651	$14,826
12/31/22	$13,921	$13,459	$14,524
01/31/23	$15,059	$14,522	$15,684
02/28/23	$13,968	$13,580	$14,545
03/31/23	$14,376	$13,991	$14,975
04/30/23	$14,112	$13,833	$14,697
05/31/23	$13,983	$13,600	$14,603
06/30/23	$14,501	$14,117	$15,154
07/31/23	$15,521	$14,996	$16,243
08/31/23	$14,568	$14,072	$15,259
09/30/23	$14,052	$13,704	$14,717
10/31/23	$13,534	$13,171	$14,169
11/30/23	$14,634	$14,226	$15,340
12/31/23	$15,289	$14,782	$16,067
01/31/24	$14,482	$14,095	$15,229
02/29/24	$15,194	$14,766	$15,970
03/31/24	$15,531	$15,132	$16,383
04/30/24	$15,563	$15,199	$16,410
05/31/24	$15,658	$15,285	$16,520
06/30/24	$16,280	$15,888	$17,207
07/31/24	$16,322	$15,935	$17,295
08/31/24	$16,571	$16,193	$17,561
09/30/24	$17,850	$17,274	$18,933
10/31/24	$17,111	$16,506	$18,054
11/30/24	$16,573	$15,913	$17,496
12/31/24	$16,429	$15,891	$17,327
01/31/25	$16,589	$16,175	$17,462
02/28/25	$16,429	$16,253	$17,278
03/31/25	$16,381	$16,356	$17,260
04/30/25	$16,696	$16,571	$17,612
05/31/25	$17,444	$17,278	$18,425
06/30/25	$18,439	$18,317	$19,497
07/31/25	$18,766	$18,674	$19,838
08/31/25	$19,094	$18,913	$20,196
09/30/25	$20,417	$20,266	$21,598
10/31/25	$21,292	$21,113	$22,568
11/30/25	$20,714	$20,608	$21,959
12/31/25	$21,288	$21,225	$22,563
01/31/26	$22,933	$23,104	$24,281
02/28/26	$24,165	$24,373	$25,559
03/31/26	$21,032	$21,190	$22,148

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Fund NAV Returns	28.39%	0.89%	7.72%
MSCI Emerging Markets Index	29.55%	3.69%	7.80%
WisdomTree Emerging Markets ex-State-Owned Enterprises Index	28.32%	1.34%	8.28%

Key Fund Statistics

  Total Net Assets$1,756,510,519
  # of Portfolio Holdings850
  Portfolio Turnover Rate17%
  Investment Advisory Fees Paid, Net$6,002,302

What did the Fund invest in?

The tables below show the investment makeup of the Fund on March 31, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	12.1%
Samsung Electronics Co. Ltd.	5.1%
Tencent Holdings Ltd.	3.7%
Alibaba Group Holding Ltd.	2.8%
SK hynix, Inc.	2.6%
Al Rajhi Bank	1.5%
Reliance Industries Ltd., GDR	1.1%
HDFC Bank Ltd.	1.0%
MercadoLibre, Inc.	0.9%
Contemporary Amperex Technology Co. Ltd., Class A	0.8%

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	32.7%
Financials	16.9%
Consumer Discretionary	13.5%
Industrials	9.4%
Communication Services	8.1%
Materials	5.8%
Health Care	4.7%
Consumer Staples	4.4%
Energy	2.2%
Utilities	1.4%
Other Sectors	1.1%
Other Assets and Liabilities, Net	(0.2)%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund

Annual Shareholder Report - March 31, 2026

Ticker: XSOE

XSOE - 032026

WisdomTree Emerging Markets High Dividend Fund

Ticker: DEM

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - March 31, 2026

This annual shareholder report contains important information about the WisdomTree Emerging Markets High Dividend Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Emerging Markets High Dividend Fund	$70	0.63%

How did the Fund perform last year and what affected its performance?

The Fund returned 21.10% at net asset value (NAV) for the fiscal year ended March 31, 2026, underperforming the Fund's primary comparative benchmark, the MSCI Emerging Markets Index, which returned 29.55% in U.S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

- The Fund benefited significantly from its exposure to Consumer Discretionary due to a strong mix of positive allocation and stock selection effects. Communication Services exhibited a similar impact as Consumer Discretionary, and for the same reasons, but to a slightly lesser extent. Health Care followed the same trend, though its positive impacts from allocation and stock selection were the most modest of the trio.

- Information Technology was the primary detractor that accounted for most of the Fund's underperformance. A 14% underweight to the sector when it was the best-performing sector within the MSCI Emerging Markets Index universe resulted in sharply negative allocation effects, compounded by deep negative stock selection effects.

- Materials exposure weighed on performance as well due to negative stock selection.

- From a country perspective, India was additive due to allocation effects resulting from a deep underweight. India was one of the most challenging countries from a performance standpoint within the EM universe during the period. China and Mexico were also both beneficial due to a blend of positive stock selection and allocation effects in each.

- Korea and Taiwan were the primary country detractors. Korea detracted from performance through a blend of negative allocation and stock selection effects, while Taiwan actually produced positive allocation effects that were overwhelmingly offset by negative stock selection.

- The Fund's emphasis on allocating to the highest dividend yielding companies within the EM universe was not beneficial for performance during the period. The top four of five quintiles, ranked by dividend yield, all produced negative performance effects, implying that dividends were not a disproportionately rewarded performance factor during the period.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the MSCI Emerging Markets Index, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance for the ten years ended March 31, 2026

Table Summary
	WisdomTree Emerging Markets High Dividend Fund $23,254	MSCI Emerging Markets Index $21,190	MSCI Emerging Markets Value Index $20,179	WisdomTree Emerging Markets High Dividend Index $25,314
03/31/16	$10,000	$10,000	$10,000	$10,000
04/30/16	$10,308	$10,054	$10,135	$10,318
05/31/16	$9,603	$9,679	$9,553	$9,611
06/30/16	$10,170	$10,066	$9,965	$10,180
07/31/16	$10,763	$10,573	$10,500	$10,785
08/31/16	$10,846	$10,835	$10,697	$10,879
09/30/16	$10,971	$10,975	$10,778	$11,017
10/31/16	$11,130	$11,001	$10,938	$11,197
11/30/16	$10,880	$10,495	$10,578	$10,954
12/31/16	$11,153	$10,518	$10,660	$11,235
01/31/17	$11,514	$11,093	$11,147	$11,599
02/28/17	$11,849	$11,433	$11,551	$11,944
03/31/17	$12,044	$11,722	$11,743	$12,149
04/30/17	$12,133	$11,978	$11,840	$12,237
05/31/17	$12,156	$12,332	$12,102	$12,259
06/30/17	$12,251	$12,456	$12,115	$12,349
07/31/17	$12,783	$13,199	$12,756	$12,907
08/31/17	$13,211	$13,493	$13,029	$13,350
09/30/17	$13,077	$13,440	$12,778	$13,223
10/31/17	$13,260	$13,911	$13,202	$13,440
11/30/17	$13,230	$13,939	$13,101	$13,416
12/31/17	$13,927	$14,439	$13,652	$14,113
01/31/18	$15,149	$15,643	$14,843	$15,352
02/28/18	$14,749	$14,921	$14,150	$14,959
03/31/18	$14,549	$14,644	$13,873	$14,771
04/30/18	$14,429	$14,579	$13,995	$14,600
05/31/18	$13,967	$14,062	$13,322	$14,139
06/30/18	$13,371	$13,478	$12,633	$13,521
07/31/18	$13,980	$13,774	$13,144	$14,147
08/31/18	$13,650	$13,402	$12,866	$13,817
09/30/18	$14,003	$13,331	$13,067	$14,190
10/31/18	$12,868	$12,170	$12,110	$13,065
11/30/18	$13,135	$12,671	$12,467	$13,358
12/31/18	$12,909	$12,336	$12,186	$13,142
01/31/19	$14,064	$13,416	$13,173	$14,323
02/28/19	$14,045	$13,446	$13,127	$14,315
03/31/19	$14,059	$13,559	$13,142	$14,350
04/30/19	$14,239	$13,844	$13,296	$14,528
05/31/19	$13,718	$12,840	$12,596	$13,994
06/30/19	$14,500	$13,641	$13,269	$14,813
07/31/19	$14,308	$13,474	$12,912	$14,613
08/31/19	$13,569	$12,817	$12,141	$13,866
09/30/19	$13,834	$13,062	$12,410	$14,150
10/31/19	$14,373	$13,613	$12,837	$14,746
11/30/19	$14,369	$13,594	$12,746	$14,747
12/31/19	$15,409	$14,608	$13,644	$15,835
01/31/20	$14,387	$13,927	$12,724	$14,776
02/29/20	$13,371	$13,193	$11,911	$13,738
03/31/20	$10,958	$11,161	$9,823	$11,254
04/30/20	$11,964	$12,183	$10,655	$12,274
05/31/20	$12,048	$12,276	$10,617	$12,390
06/30/20	$12,421	$13,179	$11,181	$12,768
07/31/20	$12,760	$14,356	$11,892	$13,128
08/31/20	$12,818	$14,674	$11,980	$13,199
09/30/20	$12,344	$14,438	$11,702	$12,719
10/31/20	$12,239	$14,736	$11,750	$12,650
11/30/20	$13,769	$16,099	$13,259	$14,263
12/31/20	$14,540	$17,282	$14,391	$15,109
01/31/21	$14,324	$17,812	$14,500	$14,887
02/28/21	$15,035	$17,948	$14,903	$15,629
03/31/21	$15,710	$17,677	$14,983	$16,324
04/30/21	$16,072	$18,117	$15,326	$16,708
05/31/21	$16,504	$18,537	$15,922	$17,332
06/30/21	$16,447	$18,569	$15,832	$17,113
07/31/21	$16,008	$17,320	$15,080	$16,659
08/31/21	$16,483	$17,773	$15,496	$17,172
09/30/21	$16,206	$17,067	$15,028	$16,919
10/31/21	$15,960	$17,235	$15,077	$16,695
11/30/21	$15,448	$16,533	$14,454	$16,167
12/31/21	$16,240	$16,843	$14,967	$17,038
01/31/22	$16,708	$16,524	$14,856	$17,537
02/28/22	$16,412	$16,030	$14,611	$17,285
03/31/22	$16,597	$15,668	$14,454	$17,592
04/30/22	$15,521	$14,797	$13,640	$16,471
05/31/22	$15,782	$14,862	$13,757	$16,752
06/30/22	$14,242	$13,874	$12,888	$15,114
07/31/22	$14,146	$13,840	$12,771	$15,030
08/31/22	$14,258	$13,898	$12,786	$15,154
09/30/22	$13,235	$12,269	$11,477	$13,943
10/31/22	$12,945	$11,888	$11,275	$13,671
11/30/22	$14,810	$13,651	$12,792	$15,664
12/31/22	$14,564	$13,459	$12,598	$15,443
01/31/23	$15,640	$14,522	$13,506	$16,596
02/28/23	$15,106	$13,580	$12,777	$16,003
03/31/23	$15,441	$13,991	$13,090	$16,358
04/30/23	$15,547	$13,833	$13,143	$16,479
05/31/23	$15,200	$13,600	$12,896	$16,109
06/30/23	$15,844	$14,117	$13,421	$16,792
07/31/23	$16,918	$14,996	$14,296	$17,938
08/31/23	$16,123	$14,072	$13,453	$17,096
09/30/23	$16,120	$13,704	$13,316	$17,128
10/31/23	$15,653	$13,171	$12,789	$16,658
11/30/23	$16,724	$14,226	$13,654	$17,817
12/31/23	$17,612	$14,782	$14,388	$18,815
01/31/24	$17,288	$14,095	$13,867	$18,486
02/29/24	$17,871	$14,766	$14,425	$19,127
03/31/24	$18,133	$15,132	$14,577	$19,435
04/30/24	$18,289	$15,199	$14,673	$19,593
05/31/24	$18,815	$15,285	$14,824	$20,179
06/30/24	$19,117	$15,888	$15,318	$20,528
07/31/24	$18,857	$15,935	$15,414	$20,296
08/31/24	$19,447	$16,193	$15,654	$20,926
09/30/24	$19,957	$17,274	$16,562	$21,484
10/31/24	$19,068	$16,506	$15,677	$20,522
11/30/24	$18,612	$15,913	$15,146	$20,023
12/31/24	$18,531	$15,891	$15,036	$19,967
01/31/25	$18,843	$16,175	$15,260	$20,305
02/28/25	$18,816	$16,253	$15,442	$20,288
03/31/25	$19,203	$16,356	$15,685	$20,732
04/30/25	$19,281	$16,571	$15,791	$20,816
05/31/25	$20,109	$17,278	$16,431	$21,735
06/30/25	$20,869	$18,317	$17,257	$22,577
07/31/25	$20,994	$18,674	$17,530	$22,730
08/31/25	$21,304	$18,913	$17,563	$23,057
09/30/25	$21,607	$20,266	$18,764	$23,396
10/31/25	$21,763	$21,113	$19,524	$23,624
11/30/25	$21,999	$20,608	$19,316	$23,896
12/31/25	$22,337	$21,225	$19,959	$24,289
01/31/26	$23,762	$23,104	$21,747	$25,876
02/28/26	$24,721	$24,373	$23,147	$26,897
03/31/26	$23,254	$21,190	$20,179	$25,314

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Fund NAV Returns	21.10%	8.16%	8.81%
MSCI Emerging Markets Index	29.55%	3.69%	7.80%
MSCI Emerging Markets Value Index	28.65%	6.14%	7.27%
WisdomTree Emerging Markets High Dividend Index	22.10%	9.17%	9.73%

Key Fund Statistics

  Total Net Assets$3,470,691,707
  # of Portfolio Holdings538
  Portfolio Turnover Rate47%
  Investment Advisory Fees Paid, Net$19,922,678

What did the Fund invest in?

The tables below show the investment makeup of the Fund on March 31, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Table Summary
China Construction Bank Corp., Class H	4.5%
Industrial & Commercial Bank of China Ltd., Class H	2.8%
MediaTek, Inc.	2.5%
Saudi Arabian Oil Co.	2.1%
Grupo Financiero Banorte SAB de CV, Class O	2.0%
ORLEN SA	1.9%
Ping An Insurance Group Co. of China Ltd., Class H	1.7%
Industrial Bank Co. Ltd., Class A	1.4%
Fomento Economico Mexicano SAB de CV	1.4%
Powszechna Kasa Oszczednosci Bank Polski SA	1.3%

Sector Breakdown (% of Net Assets)

Table Summary
Financials	25.7%
Information Technology	13.5%
Energy	11.1%
Industrials	11.0%
Consumer Staples	8.2%
Materials	7.5%
Consumer Discretionary	6.3%
Utilities	5.5%
Communication Services	5.2%
Real Estate	4.2%
Other Sectors	1.4%
Other Assets and Liabilities, Net	0.4%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Emerging Markets High Dividend Fund

Annual Shareholder Report - March 31, 2026

Ticker: DEM

DEM - 032026

WisdomTree Emerging Markets Multifactor Fund

Ticker: EMMF

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - March 31, 2026

This annual shareholder report contains important information about the WisdomTree Emerging Markets Multifactor Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Emerging Markets Multifactor Fund	$54	0.48%

How did the Fund perform last year and what affected its performance?

The Fund returned 25.10% at net asset value (NAV) for the fiscal year ended March 31, 2026, underperforming the Fund's primary comparative benchmark, the MSCI Emerging Markets Index, which returned 29.55% in U. S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from its exposures to Consumer Discretionary, which was entirely due to positive stock selection.

  Energy produced positive performance impacts as well, due to a mix of allocation and stock selection effects.

  Financials was also additive due to positive allocation effects resulting from an underweight to the sector when it underperformed the broader benchmark.

  Information Technology was the primary performance detractor due to a blend of negative stock selection and allocation effects, though poor stock selection had the more significant impact.

  Consumer Staples and Materials also weighed on performance due to negative stock selection effects in the former and poor allocation effects from an overweight in the latter.

  From a country standpoint, China contributed positively due to both allocation and stock selection effects. Saudi Arabia was also additive solely due to positive allocation effects resulting from having no Saudi stock exposure.

  India and Korea detracted from performance due to a mix of negative allocation and stock selection effects. Taiwan also weighed on performance primarily due to negative stock selection.

  The Fund’s dynamic currency hedging strategy produced mixed performance impacts during the period stemming from varying returns across underlying EM currencies.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the MSCI Emerging Markets Index, a broad-based securities market index. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance August 10, 2018 (inception) through March 31, 2026

Table Summary
	WisdomTree Emerging Markets Multifactor Fund $15,544	MSCI Emerging Markets Index $15,733
08/10/18	$10,000	$10,000
08/31/18	$10,016	$9,951
09/30/18	$10,012	$9,898
10/31/18	$9,282	$9,036
11/30/18	$9,538	$9,408
12/31/18	$9,246	$9,159
01/31/19	$9,658	$9,961
02/28/19	$9,654	$9,983
03/31/19	$9,648	$10,067
04/30/19	$9,718	$10,279
05/31/19	$9,293	$9,533
06/30/19	$9,634	$10,128
07/31/19	$9,404	$10,004
08/31/19	$9,140	$9,517
09/30/19	$9,084	$9,698
10/31/19	$9,301	$10,107
11/30/19	$9,155	$10,093
12/31/19	$9,522	$10,846
01/31/20	$9,161	$10,341
02/29/20	$8,602	$9,795
03/31/20	$7,483	$8,287
04/30/20	$8,141	$9,046
05/31/20	$8,297	$9,115
06/30/20	$8,621	$9,785
07/31/20	$9,291	$10,660
08/31/20	$9,350	$10,895
09/30/20	$9,223	$10,720
10/31/20	$9,296	$10,941
11/30/20	$9,835	$11,953
12/31/20	$10,440	$12,832
01/31/21	$10,805	$13,225
02/28/21	$10,857	$13,326
03/31/21	$11,084	$13,125
04/30/21	$11,407	$13,452
05/31/21	$11,583	$13,764
06/30/21	$11,422	$13,788
07/31/21	$11,006	$12,860
08/31/21	$11,418	$13,196
09/30/21	$11,115	$12,672
10/31/21	$11,106	$12,797
11/30/21	$10,754	$12,275
12/31/21	$11,058	$12,506
01/31/22	$10,882	$12,269
02/28/22	$10,564	$11,902
03/31/22	$10,450	$11,633
04/30/22	$10,035	$10,986
05/31/22	$10,163	$11,035
06/30/22	$9,337	$10,301
07/31/22	$9,363	$10,276
08/31/22	$9,510	$10,319
09/30/22	$8,862	$9,109
10/31/22	$8,980	$8,827
11/30/22	$9,709	$10,136
12/31/22	$9,576	$9,993
01/31/23	$9,959	$10,782
02/28/23	$9,626	$10,083
03/31/23	$9,859	$10,389
04/30/23	$10,065	$10,271
05/31/23	$10,019	$10,098
06/30/23	$10,445	$10,482
07/31/23	$11,001	$11,134
08/31/23	$10,629	$10,448
09/30/23	$10,587	$10,175
10/31/23	$10,254	$9,780
11/30/23	$10,883	$10,562
12/31/23	$11,429	$10,975
01/31/24	$11,420	$10,466
02/29/24	$11,954	$10,964
03/31/24	$12,135	$11,235
04/30/24	$12,200	$11,286
05/31/24	$12,321	$11,349
06/30/24	$12,861	$11,797
07/31/24	$12,847	$11,832
08/31/24	$13,038	$12,023
09/30/24	$13,276	$12,826
10/31/24	$12,742	$12,255
11/30/24	$12,518	$11,815
12/31/24	$12,502	$11,799
01/31/25	$12,568	$12,010
02/28/25	$12,177	$12,068
03/31/25	$12,426	$12,144
04/30/25	$12,742	$12,304
05/31/25	$12,997	$12,829
06/30/25	$13,612	$13,600
07/31/25	$13,664	$13,865
08/31/25	$13,983	$14,043
09/30/25	$14,549	$15,048
10/31/25	$14,990	$15,677
11/30/25	$14,908	$15,302
12/31/25	$15,213	$15,759
01/31/26	$16,424	$17,154
02/28/26	$17,326	$18,097
03/31/26	$15,544	$15,733

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	Since Inception 8/10/18
Fund NAV Returns	25.10%	7.00%	5.95%
MSCI Emerging Markets Index	29.55%	3.69%	6.11%

Key Fund Statistics

  Total Net Assets$151,007,370
  # of Portfolio Holdings220
  Portfolio Turnover Rate100%
  Investment Advisory Fees Paid, Net$604,837

What did the Fund invest in?

The tables below show the investment makeup of the Fund on March 31, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	7.0%
Samsung Electronics Co. Ltd.	3.7%
Hyundai Motor Co.	2.9%
SK hynix, Inc.	2.6%
MercadoLibre, Inc.	2.2%
Coupang, Inc.	2.0%
Tencent Holdings Ltd.	1.9%
Baidu, Inc., Class A	1.5%
Alibaba Group Holding Ltd.	1.1%
Petroleo Brasileiro SA - Petrobras, 10.54%, due 1/1/1901	1.1%

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	26.5%
Consumer Discretionary	16.1%
Financials	16.1%
Communication Services	10.2%
Consumer Staples	7.9%
Industrials	6.6%
Energy	6.1%
Utilities	4.6%
Materials	2.1%
Health Care	2.0%
Other Assets and Liabilities, Net	1.8%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Emerging Markets Multifactor Fund

Annual Shareholder Report - March 31, 2026

Ticker: EMMF

EMMF - 032026

WisdomTree Emerging Markets Quality Dividend Growth Fund

Ticker: DGRE

Principal Listing Exchange: The Nasdaq Stock Market LLC

Annual Shareholder Report - March 31, 2026

This annual shareholder report contains important information about the WisdomTree Emerging Markets Quality Dividend Growth Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Emerging Markets Quality Dividend Growth Fund	$37	0.32%

How did the Fund perform last year and what affected its performance?

The Fund returned 33.44% at net asset value (NAV) for the fiscal year ended March 31, 2026, outperforming the Fund's primary comparative benchmark, the MSCI Emerging Markets Index, which returned 29.55% in U. S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited significantly from Consumer Discretionary and Communication Services exposure. Communication Services was impactful due to positive allocation effects stemming from a large underweight, while Consumer Discretionary's influence was attributable to both allocation and stock selection effects.

  Financials was also a positive performance influence due to allocation effects.

  Health Care, Consumer Staples and Materials were the main sector detractors. Materials detracted from performance through negative stock selection, while the other two sectors produced negative allocation effects resulting from overweight positions.

  From a country perspective, excluding China provided a significant performance benefit stemming from allocation effects. Zero Chinese equity exposure corresponds to a nearly 30% underweight versus the benchmark, which produced overwhelmingly positive allocation effects as China underperformed.

  Poland exposure was also additive through a mix of positive allocation and stock selection effects.

  Korea and Taiwan were the primary country detractors, with Taiwan's influence attributable to negative allocation impacts, while Korea's was solely due to poor stock selection more than offsetting otherwise positive impacts from allocation.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the MSCI Emerging Markets Index, a broad-based securities market index. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance for the ten years ended March 31, 2026

Table Summary
	WisdomTree Emerging Markets Quality Dividend Growth Fund $19,572	MSCI Emerging Markets Index $21,190
03/31/16	$10,000	$10,000
04/30/16	$10,057	$10,054
05/31/16	$9,702	$9,679
06/30/16	$10,287	$10,066
07/31/16	$10,760	$10,573
08/31/16	$10,807	$10,835
09/30/16	$10,981	$10,975
10/31/16	$10,952	$11,001
11/30/16	$10,274	$10,495
12/31/16	$10,380	$10,518
01/31/17	$10,663	$11,093
02/28/17	$11,014	$11,433
03/31/17	$11,245	$11,722
04/30/17	$11,426	$11,978
05/31/17	$11,597	$12,332
06/30/17	$11,775	$12,456
07/31/17	$12,330	$13,199
08/31/17	$12,709	$13,493
09/30/17	$12,663	$13,440
10/31/17	$12,703	$13,911
11/30/17	$12,782	$13,939
12/31/17	$13,486	$14,439
01/31/18	$14,080	$15,643
02/28/18	$13,761	$14,921
03/31/18	$13,412	$14,644
04/30/18	$13,257	$14,579
05/31/18	$12,918	$14,062
06/30/18	$12,528	$13,478
07/31/18	$12,789	$13,774
08/31/18	$12,448	$13,402
09/30/18	$12,204	$13,331
10/31/18	$11,093	$12,170
11/30/18	$11,753	$12,671
12/31/18	$11,440	$12,336
01/31/19	$12,278	$13,416
02/28/19	$12,432	$13,446
03/31/19	$12,654	$13,559
04/30/19	$12,834	$13,844
05/31/19	$11,973	$12,840
06/30/19	$12,678	$13,641
07/31/19	$12,477	$13,474
08/31/19	$11,929	$12,817
09/30/19	$12,321	$13,062
10/31/19	$12,780	$13,613
11/30/19	$12,712	$13,594
12/31/19	$13,720	$14,608
01/31/20	$13,060	$13,927
02/29/20	$12,284	$13,193
03/31/20	$10,212	$11,161
04/30/20	$11,231	$12,183
05/31/20	$11,399	$12,276
06/30/20	$12,089	$13,179
07/31/20	$13,196	$14,356
08/31/20	$13,074	$14,674
09/30/20	$12,869	$14,438
10/31/20	$13,014	$14,736
11/30/20	$14,063	$16,099
12/31/20	$15,218	$17,282
01/31/21	$15,611	$17,812
02/28/21	$15,809	$17,948
03/31/21	$15,895	$17,677
04/30/21	$16,175	$18,117
05/31/21	$16,407	$18,537
06/30/21	$16,318	$18,569
07/31/21	$15,597	$17,320
08/31/21	$16,031	$17,773
09/30/21	$15,367	$17,067
10/31/21	$15,301	$17,235
11/30/21	$15,054	$16,533
12/31/21	$15,577	$16,843
01/31/22	$15,026	$16,524
02/28/22	$14,811	$16,030
03/31/22	$14,548	$15,668
04/30/22	$13,562	$14,797
05/31/22	$13,612	$14,862
06/30/22	$12,474	$13,874
07/31/22	$12,503	$13,840
08/31/22	$12,395	$13,898
09/30/22	$11,022	$12,269
10/31/22	$10,768	$11,888
11/30/22	$12,477	$13,651
12/31/22	$12,281	$13,459
01/31/23	$13,236	$14,522
02/28/23	$12,632	$13,580
03/31/23	$12,984	$13,991
04/30/23	$12,776	$13,833
05/31/23	$12,684	$13,600
06/30/23	$13,111	$14,117
07/31/23	$13,768	$14,996
08/31/23	$13,187	$14,072
09/30/23	$12,988	$13,704
10/31/23	$12,485	$13,171
11/30/23	$13,597	$14,226
12/31/23	$14,404	$14,782
01/31/24	$14,222	$14,095
02/29/24	$14,805	$14,766
03/31/24	$15,047	$15,132
04/30/24	$14,970	$15,199
05/31/24	$14,905	$15,285
06/30/24	$15,662	$15,888
07/31/24	$15,811	$15,935
08/31/24	$16,262	$16,193
09/30/24	$16,547	$17,274
10/31/24	$15,692	$16,506
11/30/24	$15,249	$15,913
12/31/24	$15,079	$15,891
01/31/25	$15,223	$16,175
02/28/25	$14,521	$16,253
03/31/25	$14,667	$16,356
04/30/25	$15,293	$16,571
05/31/25	$15,925	$17,278
06/30/25	$16,688	$18,317
07/31/25	$16,737	$18,674
08/31/25	$16,749	$18,913
09/30/25	$17,467	$20,266
10/31/25	$18,551	$21,113
11/30/25	$18,326	$20,608
12/31/25	$19,137	$21,225
01/31/26	$20,719	$23,104
02/28/26	$22,552	$24,373
03/31/26	$19,572	$21,190

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Fund NAV Returns	33.44%	4.25%	6.95%
MSCI Emerging Markets Index	29.55%	3.69%	7.80%

Key Fund Statistics

  Total Net Assets$118,302,515
  # of Portfolio Holdings284
  Portfolio Turnover Rate22%
  Investment Advisory Fees Paid, Net$430,986

What did the Fund invest in?

The tables below show the investment makeup of the Fund on March 31, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	13.9%
Samsung Electronics Co. Ltd.	6.5%
Grupo Mexico SAB de CV, Series B	1.7%
International Container Terminal Services, Inc.	1.4%
Grupo Financiero Banorte SAB de CV, Class O	1.3%
KGHM Polska Miedz SA	1.3%
Vibra Energia SA	1.3%
ORLEN SA	1.2%
Accton Technology Corp.	1.2%
Celltrion, Inc.	1.1%

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	32.2%
Financials	21.6%
Industrials	12.3%
Materials	7.2%
Consumer Discretionary	5.8%
Consumer Staples	5.7%
Health Care	5.7%
Communication Services	3.3%
Utilities	2.7%
Energy	2.4%
Other Sectors	1.0%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Emerging Markets Quality Dividend Growth Fund

Annual Shareholder Report - March 31, 2026

Ticker: DGRE

DGRE - 032026

WisdomTree Emerging Markets SmallCap Dividend Fund

Ticker: DGS

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - March 31, 2026

This annual shareholder report contains important information about the WisdomTree Emerging Markets SmallCap Dividend Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Emerging Markets SmallCap Dividend Fund	$65	0.58%

How did the Fund perform last year and what affected its performance?

The Fund returned 25.82% at net asset value (NAV) for the fiscal year ended March 31, 2026, outperforming the Fund's primary comparative benchmark, the MSCI Emerging Markets Small Cap Index, which returned 24.55% in U. S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from Financials, Utilities, Industrials and Materials exposures due to stock selection effects.

  Information Technology was the only notable performance detractor, primarily due to negative stock selection effects that were compounded slightly by negative allocation effects resulting from a modest underweight.

  From a country standpoint, India was a positive contributor primarily due to positive allocation impacts resulting from a deep underweight. Positive stock selection within the remaining Indian equity exposure compounded the benefit.

  China was also a positive performance influence solely due to strong stock selection.

  Korea and Taiwan were the primary country detractors, with Korea's influence attributable to negative allocation and stock selection effects, while Taiwan's was solely due to poor stock selection more than offsetting otherwise positive impacts from allocation.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the MSCI Emerging Markets Index, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance for the ten years ended March 31, 2026

Table Summary
	WisdomTree Emerging Markets SmallCap Dividend Fund $22,979	MSCI Emerging Markets Index $21,190	MSCI Emerging Markets Small Cap Index $21,843	WisdomTree Emerging Markets SmallCap Dividend Index $25,238
03/31/16	$10,000	$10,000	$10,000	$10,000
04/30/16	$10,219	$10,054	$10,149	$10,242
05/31/16	$9,660	$9,679	$9,791	$9,684
06/30/16	$10,261	$10,066	$10,040	$10,287
07/31/16	$10,982	$10,573	$10,470	$11,027
08/31/16	$11,078	$10,835	$10,663	$11,132
09/30/16	$11,197	$10,975	$10,803	$11,269
10/31/16	$11,145	$11,001	$10,643	$11,240
11/30/16	$10,684	$10,495	$10,146	$10,767
12/31/16	$10,782	$10,518	$10,129	$10,870
01/31/17	$11,289	$11,093	$10,604	$11,391
02/28/17	$11,870	$11,433	$11,155	$11,969
03/31/17	$12,176	$11,722	$11,449	$12,294
04/30/17	$12,269	$11,978	$11,578	$12,402
05/31/17	$12,473	$12,332	$11,658	$12,601
06/30/17	$12,664	$12,456	$11,749	$12,788
07/31/17	$13,225	$13,199	$12,169	$13,344
08/31/17	$13,592	$13,493	$12,406	$13,709
09/30/17	$13,662	$13,440	$12,412	$13,775
10/31/17	$13,805	$13,911	$12,847	$13,981
11/30/17	$13,925	$13,939	$13,074	$14,114
12/31/17	$14,607	$14,439	$13,557	$14,812
01/31/18	$15,682	$15,643	$14,343	$15,918
02/28/18	$15,204	$14,921	$13,755	$15,431
03/31/18	$15,004	$14,644	$13,580	$15,257
04/30/18	$14,790	$14,579	$13,564	$15,031
05/31/18	$14,587	$14,062	$13,283	$14,824
06/30/18	$13,671	$13,478	$12,412	$13,896
07/31/18	$13,879	$13,774	$12,563	$14,123
08/31/18	$13,523	$13,402	$12,298	$13,763
09/30/18	$13,333	$13,331	$11,890	$13,582
10/31/18	$11,943	$12,170	$10,636	$12,194
11/30/18	$12,593	$12,671	$11,217	$12,876
12/31/18	$12,359	$12,336	$11,036	$12,652
01/31/19	$13,399	$13,416	$11,631	$13,722
02/28/19	$13,598	$13,446	$11,782	$13,923
03/31/19	$13,780	$13,559	$11,893	$14,114
04/30/19	$13,935	$13,844	$11,918	$14,268
05/31/19	$13,138	$12,840	$11,332	$13,458
06/30/19	$13,897	$13,641	$11,777	$14,247
07/31/19	$13,906	$13,474	$11,601	$14,256
08/31/19	$13,193	$12,817	$11,021	$13,539
09/30/19	$13,374	$13,062	$11,237	$13,740
10/31/19	$13,722	$13,613	$11,669	$14,153
11/30/19	$13,688	$13,594	$11,598	$14,148
12/31/19	$14,494	$14,608	$12,306	$15,023
01/31/20	$13,617	$13,927	$11,815	$14,127
02/29/20	$12,731	$13,193	$10,982	$13,208
03/31/20	$10,065	$11,161	$8,446	$10,415
04/30/20	$11,286	$12,183	$9,623	$11,683
05/31/20	$11,405	$12,276	$9,851	$11,843
06/30/20	$12,163	$13,179	$10,738	$12,617
07/31/20	$12,890	$14,356	$11,730	$13,417
08/31/20	$13,209	$14,674	$12,211	$13,754
09/30/20	$12,945	$14,438	$12,011	$13,485
10/31/20	$12,938	$14,736	$11,945	$13,536
11/30/20	$14,331	$16,099	$13,628	$15,018
12/31/20	$15,094	$17,282	$14,680	$15,887
01/31/21	$14,926	$17,812	$14,692	$15,710
02/28/21	$15,755	$17,948	$15,567	$16,545
03/31/21	$16,168	$17,677	$15,805	$16,978
04/30/21	$17,053	$18,117	$16,759	$17,921
05/31/21	$17,126	$18,537	$17,182	$18,099
06/30/21	$17,587	$18,569	$17,584	$18,544
07/31/21	$17,319	$17,320	$17,353	$18,264
08/31/21	$17,880	$17,773	$17,554	$18,862
09/30/21	$17,520	$17,067	$17,204	$18,510
10/31/21	$17,059	$17,235	$17,235	$18,091
11/30/21	$16,697	$16,533	$16,729	$17,689
12/31/21	$17,449	$16,843	$17,433	$18,531
01/31/22	$17,139	$16,524	$16,661	$18,206
02/28/22	$17,168	$16,030	$16,246	$18,204
03/31/22	$17,697	$15,668	$16,677	$18,749
04/30/22	$16,740	$14,797	$15,841	$17,744
05/31/22	$16,687	$14,862	$15,581	$17,684
06/30/22	$15,019	$13,874	$13,940	$15,910
07/31/22	$15,128	$13,840	$14,325	$16,059
08/31/22	$15,294	$13,898	$14,680	$16,269
09/30/22	$13,858	$12,269	$13,208	$14,734
10/31/22	$13,612	$11,888	$13,198	$14,551
11/30/22	$15,404	$13,651	$14,440	$16,459
12/31/22	$15,329	$13,459	$14,291	$16,413
01/31/23	$16,267	$14,522	$15,138	$17,410
02/28/23	$15,765	$13,580	$14,706	$16,862
03/31/23	$15,973	$13,991	$14,844	$17,091
04/30/23	$16,095	$13,833	$14,942	$17,246
05/31/23	$15,920	$13,600	$15,108	$17,078
06/30/23	$16,491	$14,117	$15,792	$17,734
07/31/23	$17,653	$14,996	$16,823	$19,058
08/31/23	$17,069	$14,072	$16,595	$18,435
09/30/23	$16,763	$13,704	$16,254	$18,069
10/31/23	$15,930	$13,171	$15,469	$17,240
11/30/23	$17,242	$14,226	$16,959	$18,683
12/31/23	$18,229	$14,782	$17,709	$19,854
01/31/24	$17,808	$14,095	$17,403	$19,396
02/29/24	$18,317	$14,766	$17,881	$19,936
03/31/24	$18,679	$15,132	$17,895	$20,277
04/30/24	$18,799	$15,199	$18,249	$20,440
05/31/24	$18,906	$15,285	$18,369	$20,561
06/30/24	$19,180	$15,888	$18,956	$20,895
07/31/24	$19,158	$15,935	$18,947	$20,977
08/31/24	$19,715	$16,193	$19,284	$21,587
09/30/24	$20,313	$17,274	$19,995	$22,221
10/31/24	$19,323	$16,506	$19,174	$21,132
11/30/24	$18,974	$15,913	$18,749	$20,741
12/31/24	$18,617	$15,891	$18,557	$20,357
01/31/25	$18,522	$16,175	$18,039	$20,234
02/28/25	$18,470	$16,253	$17,563	$20,171
03/31/25	$18,263	$16,356	$17,537	$19,973
04/30/25	$18,834	$16,571	$18,014	$20,627
05/31/25	$20,191	$17,278	$19,439	$22,142
06/30/25	$21,072	$18,317	$20,549	$23,114
07/31/25	$21,198	$18,674	$20,679	$23,249
08/31/25	$21,823	$18,913	$21,226	$23,908
09/30/25	$22,073	$20,266	$21,651	$24,202
10/31/25	$22,089	$21,113	$22,145	$24,270
11/30/25	$22,131	$20,608	$21,823	$24,307
12/31/25	$22,414	$21,225	$22,005	$24,618
01/31/26	$24,192	$23,104	$23,605	$26,584
02/28/26	$25,501	$24,373	$24,580	$28,026
03/31/26	$22,979	$21,190	$21,843	$25,238

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Fund NAV Returns	25.82%	7.28%	8.68%
MSCI Emerging Markets Index	29.55%	3.69%	7.80%
MSCI Emerging Markets Small Cap Index	24.55%	6.68%	8.13%
WisdomTree Emerging Markets SmallCap Dividend Index	26.36%	8.25%	9.70%

Key Fund Statistics

  Total Net Assets$1,640,724,515
  # of Portfolio Holdings1,016
  Portfolio Turnover Rate37%
  Investment Advisory Fees Paid, Net$9,408,796

What did the Fund invest in?

The tables below show the investment makeup of the Fund on March 31, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Table Summary
Innolux Corp.	1.2%
Growthpoint Properties Ltd.	1.2%
Compeq Manufacturing Co. Ltd.	1.1%
Banco del Bajio SA	1.0%
Old Mutual Ltd.	1.0%
Transmissora Alianca de Energia Eletrica SA	0.9%
Grupo Aeroportuario del Centro Norte SAB de CV	0.8%
National Aluminium Co. Ltd.	0.8%
Lojas Renner SA	0.7%
BNK Financial Group, Inc.	0.7%

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	16.2%
Financials	16.1%
Industrials	15.2%
Consumer Discretionary	10.0%
Materials	9.8%
Consumer Staples	8.2%
Real Estate	7.0%
Utilities	6.2%
Health Care	4.7%
Other Sectors	6.0%
Other Assets and Liabilities, Net	0.6%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Emerging Markets SmallCap Dividend Fund

Annual Shareholder Report - March 31, 2026

Ticker: DGS

DGS - 032026

WisdomTree GeoAlpha Opportunities Fund

Ticker: GEOA

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - March 31, 2026

This annual shareholder report contains important information about the WisdomTree GeoAlpha Opportunities Fund (the "Fund") for the period of July 8, 2025 to March 31, 2026. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
WisdomTree GeoAlpha Opportunities Fund	$45	0.58%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.
Footnote*	The Fund commenced operations on 7/8/25. Actual expenses are calculated using a 267/365 day period (to reflect the period since commencement of operations). The expenses for a full reporting period would be higher.

How did the Fund perform the last period and what affected its performance?

The Fund returned 12.25% at net asset value (NAV) for the fiscal period ended March 31, 2026, outperforming the Fund's primary comparative benchmark, the MSCI AC World Index, which returned 7.34% in U. S. dollar (USD) terms during the same period. Please note that this performance is measured from the Fund's inception date on July 8, 2025. The following summarizes the key factors that affected Fund performance during the period:

  Given the Fund's focus on geopolitical opportunities, it was highly concentrated within the Industrials sector during the period due to ownership of several defense companies. This resulted in a large overweight versus its benchmark, which produced a positive performance contribution stemming from positive allocation and stock selection effects.

  Correspondingly, the Fund had large underweights to the largest sectors within the index, including Information Technology, Financials, and Health Care. Information Technology's underweight was additive but its positive performance impact was disproportionately driven by strong stock selection. Consumer Staples and Financials both produced positive effects as well, due to selection effects in the former and allocation effects in the latter.

  However, Communication Services detracted from performance due to poor stock selection compounded by negative allocation effects. The same can be said for Consumer Discretionary and Utilities, though to lesser extents in each sector.

  At the country level, about 60% of the Fund was concentrated in U. S. companies. This produced a positive stock selection effect that resulted in positive performance impacts overall during the period.

  Conversely, Korea and Indian equity exposure detracted from performance due to poor stock selection in the former and negative allocation effects in the latter.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the MSCI AC World Index, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance July 8, 2025 (inception) through March 31, 2026

Table Summary
	WisdomTree GeoAlpha Opportunities Fund $11,225	MSCI AC World Index $10,734	WisdomTree GeoAlpha Opportunities Index $11,281
07/08/25	$10,000	$10,000	$10,000
07/31/25	$9,862	$10,110	$9,852
08/31/25	$9,997	$10,360	$10,018
09/30/25	$10,567	$10,735	$10,607
10/31/25	$10,954	$10,976	$11,017
11/30/25	$11,044	$10,974	$11,102
12/31/25	$11,151	$11,089	$11,216
01/31/26	$11,914	$11,418	$11,988
02/28/26	$12,262	$11,564	$12,334
03/31/26	$11,225	$10,734	$11,281

Average Annual Total Returns (%)

Table Summary
Since Inception 7/8/25Footnote Reference*
Fund NAV Returns	12.25%
MSCI AC World Index	7.34%
WisdomTree GeoAlpha Opportunities Index	12.81%
Footnote	Description
Footnote*	Returns of less than one year are cumulative.

Key Fund Statistics

  Total Net Assets$830,824
  # of Portfolio Holdings64
  Portfolio Turnover Rate84%
  Investment Advisory Fees Paid, Net$3,444

What did the Fund invest in?

The tables below show the investment makeup of the Fund on March 31, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Table Summary
Meta Platforms, Inc., Class A	4.4%
Tokyo Electron Ltd.	3.7%
Alphabet, Inc., Class A	3.0%
Marathon Petroleum Corp.	2.9%
Sumitomo Corp.	2.8%
Telefonaktiebolaget LM Ericsson, Class B	2.7%
United Parcel Service, Inc., Class B	2.6%
Deere & Co.	2.5%
Kroger Co.	2.4%
Mitsubishi Heavy Industries Ltd.	2.4%

Sector Breakdown (% of Net Assets)

Table Summary
Industrials	26.5%
Information Technology	12.5%
Consumer Discretionary	12.3%
Materials	12.1%
Communication Services	11.3%
Energy	10.9%
Consumer Staples	10.6%
Financials	3.4%
Other Assets and Liabilities, Net	0.4%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree GeoAlpha Opportunities Fund

Annual Shareholder Report - March 31, 2026

Ticker: GEOA

GEOA - 032026

WisdomTree Global Defense Fund

Ticker: WDGF

Principal Listing Exchange: The Nasdaq Stock Market LLC

Annual Shareholder Report - March 31, 2026

This annual shareholder report contains important information about the WisdomTree Global Defense Fund (the "Fund") for the period of September 12, 2025 to March 31, 2026. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
WisdomTree Global Defense Fund	$26	0.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.
Footnote*	The Fund commenced operations on 9/12/25. Actual expenses are calculated using a 201/365 day period (to reflect the period since commencement of operations). The expenses for a full reporting period would be higher.

How did the Fund perform the last period and what affected its performance?

The Fund returned 6.46 % at net asset value (NAV) for the fiscal period ended March 31, 2026, outperforming the Fund's primary comparative benchmark, the MSCI AC World Index (ACWI), which returned 1.44% in U. S. dollar (USD) terms during the same period. Please note that this performance is measured from the Fund's inception date on September 12, 2025. The following summarizes the key factors that affected Fund performance during the period:

  Given the Fund's narrow focus on Global defense companies, it was highly concentrated within the Industrials sector during the period, resulting in a large overweight versus its benchmark. This resulted in a modestly positive performance contribution stemming from a positive allocation effect as Industrials slightly outperformed the headline index.

  Correspondingly, the Fund had large underweights to the largest sectors within the index, including Information Technology, Financials, and Consumer Discretionary. Consumer Discretionary's underweight was additive since it was the worst performing sector in the benchmark and the only one to decline during the period. Consumer Staples and Financials both underperformed the headline index as well, so underweighting them were also both additive from an allocation standpoint.

  However, the underweights to other cyclical sectors like Energy, Materials and Utilities were detrimental, as they all outperformed the headline index by double digits or more. This produced a negative allocation effect that created a performance headwind.

  At the country level, about 60% of the Fund was concentrated in U. S. defense companies. This produced a positive stock selection effect that resulted in positive performance impacts during the period.

  Conversely, German and Indian equity exposure detracted from performance as both equity markets struggled during the period, falling between 5% and 15%, which produced negative allocation effects.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the MSCI AC World Index, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance September 12, 2025 (inception) through March 31, 2026

Table Summary
	WisdomTree Global Defense Fund $10,646	MSCI AC World Index $10,144	WisdomTree Global Defense Index $10,668
09/12/25	$10,000	$10,000	$10,000
09/30/25	$10,571	$10,146	$10,584
10/31/25	$10,295	$10,373	$10,306
11/30/25	$9,550	$10,372	$9,559
12/31/25	$10,038	$10,480	$10,056
01/31/26	$11,473	$10,791	$11,500
02/28/26	$11,480	$10,929	$11,505
03/31/26	$10,646	$10,144	$10,668

Average Annual Total Returns (%)

Table Summary
Since Inception 9/12/25Footnote Reference*
Fund NAV Returns	6.46%
MSCI AC World Index	1.44%
WisdomTree Global Defense Index	6.68%
Footnote	Description
Footnote*	Returns of less than one year are cumulative.

Key Fund Statistics

  Total Net Assets$9,721,817
  # of Portfolio Holdings99
  Portfolio Turnover Rate28%
  Investment Advisory Fees Paid, Net$11,944

What did the Fund invest in?

The tables below show the investment makeup of the Fund on March 31, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Table Summary
Boeing Co.	5.3%
General Dynamics Corp.	5.2%
Palantir Technologies, Inc., Class A	5.2%
RTX Corp.	5.1%
BAE Systems PLC	5.1%
Rheinmetall AG	5.0%
Northrop Grumman Corp.	5.0%
Lockheed Martin Corp.	5.0%
L3Harris Technologies, Inc.	4.0%
Thales SA	3.7%

Sector Breakdown (% of Net Assets)

Table Summary
Industrials	92.2%
Information Technology	7.5%
Materials	0.2%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Global Defense Fund

Annual Shareholder Report - March 31, 2026

Ticker: WDGF

WDGF - 032026

WisdomTree Global ex-U.S. Quality Growth Fund

Ticker: DNL

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - March 31, 2026

This annual shareholder report contains important information about the WisdomTree Global ex-U.S. Quality Growth Fund (the "Fund") (formerly, the Global ex‐U.S. Quality Dividend Growth Fund) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Global ex-U.S. Quality Growth Fund	$46	0.43%

How did the Fund perform last year and what affected its performance?

The Fund returned 13.23% at net asset value (NAV) for the fiscal year ended March 31, 2026, underperforming the Fund's primary comparative benchmark, the MSCI AC World ex-USA Growth Index, which returned 18.77% in U. S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from Information Technology exposure due to strong allocation effects resulting from an overweight to the sector sufficiently offsetting negative stock selection.

  Energy and Consumer Staples both provided positive performance impacts due to a mix of allocation and stock selection effects.

  Consumer Discretionary was a performance headwind due to negative stock selection effects and poor allocation effects. Health Care exhibited a similar impact, albeit to a lesser but still meaningful extent.

  Industrials detracted from performance due to overwhelmingly negative stock selection.

  The Fund benefited from its exposure to Taiwan, primarily due to strong allocation effects resulting from a large overweight.

  Norway and Germany were also both positive contributors due to a blend of positive allocation and selection effects.

  Denmark, France, Canada and Korea were the largest country detractors. Korea was due to a mix of negative stock selection and allocation effects, while Denmark was primarily due to negative allocation effects. France and Canada's headwind can be attributed to deeply negative stock selection effects.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the MSCI AC World ex-USA Index, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance for the ten years ended March 31, 2026

Table Summary
	WisdomTree Global ex-U.S. Quality Growth Fund $21,113	MSCI AC World ex-USA Index $22,358	MSCI AC World ex-USA Growth Index $20,722	WisdomTree Global ex-U.S. Quality Growth Index $22,342
03/31/16	$10,000	$10,000	$10,000	$10,000
04/30/16	$10,197	$10,263	$10,152	$10,196
05/31/16	$10,004	$10,090	$10,086	$10,002
06/30/16	$10,116	$9,936	$10,046	$10,105
07/31/16	$10,535	$10,427	$10,530	$10,544
08/31/16	$10,478	$10,493	$10,492	$10,492
09/30/16	$10,573	$10,622	$10,656	$10,609
10/31/16	$10,327	$10,470	$10,293	$10,384
11/30/16	$9,886	$10,227	$9,901	$9,949
12/31/16	$10,078	$10,489	$10,046	$10,151
01/31/17	$10,407	$10,861	$10,451	$10,482
02/28/17	$10,639	$11,034	$10,661	$10,722
03/31/17	$10,880	$11,313	$10,963	$10,971
04/30/17	$11,228	$11,556	$11,282	$11,323
05/31/17	$11,567	$11,931	$11,783	$11,676
06/30/17	$11,635	$11,968	$11,792	$11,750
07/31/17	$12,040	$12,409	$12,201	$12,166
08/31/17	$12,346	$12,474	$12,323	$12,473
09/30/17	$12,432	$12,705	$12,539	$12,572
10/31/17	$12,759	$12,944	$12,841	$12,939
11/30/17	$12,767	$13,049	$12,982	$12,955
12/31/17	$13,054	$13,341	$13,262	$13,260
01/31/18	$13,717	$14,084	$13,953	$13,936
02/28/18	$13,045	$13,420	$13,329	$13,257
03/31/18	$13,055	$13,183	$13,147	$13,283
04/30/18	$13,048	$13,394	$13,245	$13,265
05/31/18	$12,918	$13,085	$13,170	$13,137
06/30/18	$12,819	$12,839	$12,960	$13,048
07/31/18	$13,213	$13,146	$13,182	$13,456
08/31/18	$13,045	$12,871	$13,034	$13,293
09/30/18	$12,872	$12,929	$12,926	$13,117
10/31/18	$11,837	$11,878	$11,716	$12,079
11/30/18	$11,760	$11,990	$11,893	$12,006
12/31/18	$11,193	$11,447	$11,349	$11,437
01/31/19	$12,076	$12,312	$12,212	$12,345
02/28/19	$12,379	$12,553	$12,542	$12,665
03/31/19	$12,597	$12,628	$12,746	$12,893
04/30/19	$13,087	$12,961	$13,148	$13,400
05/31/19	$12,339	$12,266	$12,473	$12,627
06/30/19	$13,150	$13,004	$13,301	$13,469
07/31/19	$13,321	$12,847	$13,274	$13,650
08/31/19	$12,996	$12,450	$13,034	$13,323
09/30/19	$13,374	$12,770	$13,189	$13,718
10/31/19	$13,932	$13,216	$13,668	$14,326
11/30/19	$14,302	$13,332	$13,877	$14,703
12/31/19	$15,160	$13,910	$14,452	$15,586
01/31/20	$15,056	$13,536	$14,313	$15,475
02/29/20	$13,893	$12,466	$13,268	$14,278
03/31/20	$12,346	$10,661	$11,815	$12,680
04/30/20	$13,631	$11,469	$12,835	$14,005
05/31/20	$14,165	$11,844	$13,393	$14,562
06/30/20	$14,623	$12,380	$14,073	$15,036
07/31/20	$15,233	$12,932	$15,027	$15,689
08/31/20	$15,753	$13,485	$15,640	$16,231
09/30/20	$15,588	$13,154	$15,502	$16,072
10/31/20	$15,222	$12,871	$15,230	$15,711
11/30/20	$16,794	$14,602	$16,779	$17,348
12/31/20	$18,008	$15,391	$17,660	$18,628
01/31/21	$18,008	$15,425	$17,768	$18,641
02/28/21	$18,171	$15,730	$17,703	$18,803
03/31/21	$18,300	$15,929	$17,647	$18,959
04/30/21	$19,045	$16,398	$18,298	$19,719
05/31/21	$19,656	$16,911	$18,740	$20,470
06/30/21	$19,793	$16,801	$18,812	$20,513
07/31/21	$20,094	$16,524	$18,526	$20,838
08/31/21	$20,522	$16,839	$18,945	$21,301
09/30/21	$19,465	$16,299	$18,131	$20,212
10/31/21	$20,035	$16,688	$18,692	$20,894
11/30/21	$19,671	$15,937	$18,017	$20,520
12/31/21	$20,846	$16,596	$18,560	$21,756
01/31/22	$19,404	$15,984	$17,064	$20,253
02/28/22	$19,111	$15,668	$16,586	$19,936
03/31/22	$19,320	$15,693	$16,560	$20,191
04/30/22	$17,540	$14,707	$15,328	$18,312
05/31/22	$17,840	$14,813	$15,196	$18,627
06/30/22	$15,506	$13,539	$13,958	$16,172
07/31/22	$16,483	$14,002	$14,727	$17,211
08/31/22	$15,486	$13,552	$14,152	$16,157
09/30/22	$13,898	$12,197	$12,651	$14,458
10/31/22	$14,418	$12,562	$12,899	$15,042
11/30/22	$16,402	$14,045	$14,503	$17,133
12/31/22	$16,203	$13,940	$14,281	$16,914
01/31/23	$17,601	$15,070	$15,489	$18,384
02/28/23	$17,028	$14,541	$14,826	$17,791
03/31/23	$17,864	$14,897	$15,508	$18,667
04/30/23	$18,051	$15,156	$15,665	$18,858
05/31/23	$17,375	$14,605	$15,231	$18,155
06/30/23	$18,129	$15,260	$15,810	$18,959
07/31/23	$18,582	$15,880	$16,302	$19,448
08/31/23	$17,946	$15,163	$15,471	$18,777
09/30/23	$17,108	$14,684	$14,655	$17,907
10/31/23	$16,382	$14,078	$14,084	$17,164
11/30/23	$18,089	$15,346	$15,542	$18,969
12/31/23	$19,012	$16,117	$16,285	$19,958
01/31/24	$18,833	$15,957	$16,161	$19,763
02/29/24	$19,371	$16,361	$16,778	$20,326
03/31/24	$19,989	$16,872	$17,223	$21,030
04/30/24	$19,474	$16,569	$16,770	$20,430
05/31/24	$20,107	$17,050	$17,212	$21,099
06/30/24	$20,222	$17,034	$17,372	$21,242
07/31/24	$20,295	$17,428	$17,556	$21,334
08/31/24	$20,699	$17,925	$18,114	$21,762
09/30/24	$20,599	$18,407	$18,575	$21,670
10/31/24	$19,449	$17,504	$17,630	$20,477
11/30/24	$19,344	$17,346	$17,485	$20,364
12/31/24	$18,976	$17,009	$17,111	$19,982
01/31/25	$19,709	$17,694	$17,838	$20,772
02/28/25	$19,353	$17,939	$17,852	$20,387
03/31/25	$18,646	$17,899	$17,446	$19,636
04/30/25	$19,334	$18,545	$18,157	$20,353
05/31/25	$20,401	$19,395	$19,074	$21,487
06/30/25	$21,266	$20,052	$19,830	$22,405
07/31/25	$20,630	$19,995	$19,589	$21,735
08/31/25	$20,779	$20,689	$20,142	$21,899
09/30/25	$21,516	$21,434	$20,962	$22,681
10/31/25	$21,946	$21,868	$21,468	$23,222
11/30/25	$21,654	$21,862	$21,082	$22,908
12/31/25	$22,151	$22,517	$21,500	$23,443
01/31/26	$23,114	$23,864	$22,687	$24,473
02/28/26	$23,595	$25,062	$23,586	$24,977
03/31/26	$21,113	$22,358	$20,722	$22,342

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Fund NAV Returns	13.23%	2.90%	7.76%
MSCI AC World ex-USA Index	24.91%	7.02%	8.38%
MSCI AC World ex-USA Growth Index	18.77%	3.26%	7.56%
WisdomTree Global ex-U.S. Quality Growth Index	13.78%	3.34%	8.37%

Key Fund Statistics

  Total Net Assets$422,135,194
  # of Portfolio Holdings214
  Portfolio Turnover Rate76%
  Investment Advisory Fees Paid, Net$2,005,832

What did the Fund invest in?

The tables below show the investment makeup of the Fund on March 31, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	9.3%
ASML Holding NV	6.0%
Tencent Holdings Ltd.	4.7%
AstraZeneca PLC	3.4%
LVMH Moet Hennessy Louis Vuitton SE	3.3%
Hermes International SCA	2.6%
Industria de Diseno Textil SA	2.2%
Shopify, Inc., Class A	2.1%
Fast Retailing Co. Ltd.	1.9%
Safran SA	1.8%

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	29.3%
Consumer Discretionary	19.5%
Industrials	16.8%
Health Care	11.2%
Energy	7.0%
Communication Services	5.7%
Financials	4.3%
Materials	3.2%
Consumer Staples	1.6%
Utilities	0.6%
Other Sectors	0.0%Footnote Reference*
Other Assets and Liabilities, Net	0.8%
Total	100.0%
Footnote	Description
Footnote*	Represents less than 0.1%

Material Fund Changes

On October 23, 2025, WisdomTree Global ex-U.S. Quality Dividend Growth Fund changed its name and non-fundamental investment policy adopted under Rule 35d-1 of the Investment Company Act of 1940 (the “1940 Act”). As of that date, the Fund’s name changed to WisdomTree Global ex-U.S. Quality Growth Fund, and the Fund’s Index, WisdomTree Global ex-U.S. Quality Dividend Growth Index, was renamed to the WisdomTree Global ex-U.S. Quality Growth Index. The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global ex-U.S. Quality Growth Index. The Fund invests, under normal circumstances, 80% of its net assets, plus any borrowings for investment purposes, in constituents of the Index and/or investments that have economic characteristics that are substantially similar to the economic characteristics of such constituents.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Global ex-U.S. Quality Growth Fund

Annual Shareholder Report - March 31, 2026

Ticker: DNL

DNL - 032026

WisdomTree Global High Dividend Fund

Ticker: DEW

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - March 31, 2026

This annual shareholder report contains important information about the WisdomTree Global High Dividend Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Global High Dividend Fund	$66	0.59%

How did the Fund perform last year and what affected its performance?

The Fund returned 22.34% at net asset value (NAV) for the fiscal year ended March 31, 2026, outperforming the Fund's primary comparative benchmark, the MSCI AC World Index, which returned 20.01% in U. S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from its exposures to Financials, driven by strong stock selection effects.

  Energy and Health Care were also additive due to strong allocation effects resulting from an overweight in the former and positive stock selection in the latter.

  Information Technology was the most meaningful detractor due to a mix of negative allocation and stock selection effects. Real Estate and Consumer Staples also weighed on performance due to poor allocation effects, both stemming from overweights.

  The Fund benefited from its exposure to the United Kingdom, driven by strong stock selection and allocation effects.

  Spain also provided a performance boost, primarily due to allocation impacts. India produced a similar result, but to a lesser extent.

  U. S. exposure detracted from performance due to poor stock selection effects. Taiwan had a similar, albeit more modest, impact. Korea produced a negative performance influence due to poor allocation and selection effects.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the MSCI AC World Index, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance for the ten years ended March 31, 2026

Table Summary
	WisdomTree Global High Dividend Fund $23,965	MSCI AC World Index $29,262	WisdomTree Global High Dividend Index $23,533
03/31/16	$10,000	$10,000	$10,000
04/30/16	$10,191	$10,148	$10,194
05/31/16	$10,115	$10,160	$10,109
06/30/16	$10,330	$10,099	$10,325
07/31/16	$10,615	$10,534	$10,609
08/31/16	$10,585	$10,570	$10,578
09/30/16	$10,642	$10,634	$10,640
10/31/16	$10,452	$10,454	$10,458
11/30/16	$10,564	$10,533	$10,568
12/31/16	$10,940	$10,761	$10,949
01/31/17	$11,026	$11,055	$11,039
02/28/17	$11,260	$11,365	$11,269
03/31/17	$11,354	$11,504	$11,359
04/30/17	$11,371	$11,683	$11,375
05/31/17	$11,501	$11,941	$11,500
06/30/17	$11,554	$11,996	$11,556
07/31/17	$11,838	$12,331	$11,849
08/31/17	$11,810	$12,378	$11,816
09/30/17	$12,142	$12,617	$12,145
10/31/17	$12,121	$12,879	$12,125
11/30/17	$12,374	$13,129	$12,379
12/31/17	$12,608	$13,340	$12,603
01/31/18	$13,041	$14,093	$13,041
02/28/18	$12,329	$13,501	$12,329
03/31/18	$12,148	$13,212	$12,145
04/30/18	$12,311	$13,338	$12,293
05/31/18	$12,198	$13,355	$12,161
06/30/18	$12,193	$13,283	$12,155
07/31/18	$12,552	$13,683	$12,508
08/31/18	$12,454	$13,791	$12,408
09/30/18	$12,557	$13,851	$12,515
10/31/18	$11,921	$12,813	$11,885
11/30/18	$12,171	$13,000	$12,136
12/31/18	$11,367	$12,084	$11,329
01/31/19	$12,161	$13,039	$12,122
02/28/19	$12,437	$13,387	$12,394
03/31/19	$12,588	$13,556	$12,542
04/30/19	$12,781	$14,013	$12,735
05/31/19	$12,115	$13,182	$12,066
06/30/19	$12,814	$14,045	$12,761
07/31/19	$12,728	$14,087	$12,677
08/31/19	$12,386	$13,752	$12,330
09/30/19	$12,861	$14,042	$12,801
10/31/19	$13,090	$14,426	$13,045
11/30/19	$13,241	$14,778	$13,185
12/31/19	$13,700	$15,299	$13,643
01/31/20	$13,140	$15,130	$13,083
02/29/20	$11,915	$13,908	$11,858
03/31/20	$9,763	$12,030	$9,708
04/30/20	$10,682	$13,319	$10,613
05/31/20	$10,887	$13,898	$10,807
06/30/20	$11,005	$14,342	$10,924
07/31/20	$11,235	$15,101	$11,141
08/31/20	$11,522	$16,025	$11,427
09/30/20	$11,034	$15,508	$10,937
10/31/20	$10,760	$15,131	$10,668
11/30/20	$12,195	$16,996	$12,098
12/31/20	$12,662	$17,785	$12,565
01/31/21	$12,538	$17,705	$12,434
02/28/21	$13,105	$18,115	$12,994
03/31/21	$13,897	$18,598	$13,767
04/30/21	$14,264	$19,412	$14,128
05/31/21	$14,673	$19,714	$14,518
06/30/21	$14,418	$19,974	$14,267
07/31/21	$14,418	$20,111	$14,267
08/31/21	$14,672	$20,614	$14,515
09/30/21	$14,287	$19,763	$14,130
10/31/21	$14,633	$20,772	$14,474
11/30/21	$14,175	$20,271	$14,022
12/31/21	$15,254	$21,082	$15,092
01/31/22	$15,379	$20,047	$15,216
02/28/22	$15,230	$19,529	$15,063
03/31/22	$15,698	$19,952	$15,525
04/30/22	$15,058	$18,355	$14,889
05/31/22	$15,470	$18,377	$15,295
06/30/22	$14,253	$16,828	$14,088
07/31/22	$14,553	$18,003	$14,385
08/31/22	$14,166	$17,340	$14,003
09/30/22	$12,975	$15,680	$12,810
10/31/22	$13,855	$16,626	$13,706
11/30/22	$15,079	$17,916	$14,916
12/31/22	$14,853	$17,211	$14,683
01/31/23	$15,594	$18,444	$15,404
02/28/23	$15,111	$17,916	$14,913
03/31/23	$15,025	$18,468	$14,811
04/30/23	$15,272	$18,734	$15,037
05/31/23	$14,435	$18,533	$14,202
06/30/23	$15,159	$19,609	$14,910
07/31/23	$15,787	$20,327	$15,525
08/31/23	$15,305	$19,759	$15,041
09/30/23	$14,983	$18,942	$14,729
10/31/23	$14,425	$18,372	$14,182
11/30/23	$15,455	$20,068	$15,184
12/31/23	$16,304	$21,032	$16,020
01/31/24	$16,097	$21,155	$15,825
02/29/24	$16,314	$22,063	$16,038
03/31/24	$17,081	$22,756	$16,803
04/30/24	$16,624	$22,005	$16,345
05/31/24	$17,229	$22,899	$16,930
06/30/24	$17,092	$23,409	$16,796
07/31/24	$17,971	$23,786	$17,680
08/31/24	$18,639	$24,390	$18,336
09/30/24	$18,930	$24,957	$18,607
10/31/24	$18,586	$24,397	$18,311
11/30/24	$19,026	$25,309	$18,747
12/31/24	$18,142	$24,710	$17,855
01/31/25	$18,760	$25,540	$18,471
02/28/25	$19,375	$25,386	$19,084
03/31/25	$19,590	$24,383	$19,264
04/30/25	$19,254	$24,610	$18,917
05/31/25	$19,782	$26,025	$19,441
06/30/25	$20,268	$27,193	$19,907
07/31/25	$20,474	$27,562	$20,117
08/31/25	$21,272	$28,243	$20,899
09/30/25	$21,545	$29,266	$21,165
10/31/25	$21,263	$29,921	$20,889
11/30/25	$22,025	$29,917	$21,635
12/31/25	$22,315	$30,230	$21,906
01/31/26	$23,632	$31,126	$23,206
02/28/26	$24,939	$31,526	$24,499
03/31/26	$23,965	$29,262	$23,533

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Fund NAV Returns	22.34%	11.51%	9.13%
MSCI AC World Index	20.01%	9.49%	11.33%
WisdomTree Global High Dividend Index	22.16%	11.32%	8.94%

Key Fund Statistics

  Total Net Assets$135,528,364
  # of Portfolio Holdings705
  Portfolio Turnover Rate31%
  Investment Advisory Fees Paid, Net$719,789

What did the Fund invest in?

The tables below show the investment makeup of the Fund on March 31, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Table Summary
Exxon Mobil Corp.	3.0%
Chevron Corp.	2.3%
Johnson & Johnson	2.0%
Merck & Co., Inc.	1.3%
Altria Group, Inc.	1.3%
AbbVie, Inc.	1.3%
HSBC Holdings PLC	1.3%
Philip Morris International, Inc.	1.2%
Shell PLC	1.1%
AT&T, Inc.	1.1%

Sector Breakdown (% of Net Assets)

Table Summary
Financials	23.4%
Energy	17.6%
Utilities	11.8%
Real Estate	10.8%
Health Care	10.1%
Consumer Staples	9.1%
Communication Services	4.6%
Industrials	4.6%
Consumer Discretionary	3.4%
Materials	2.5%
Other Sectors	1.5%
Other Assets and Liabilities, Net	0.6%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Global High Dividend Fund

Annual Shareholder Report - March 31, 2026

Ticker: DEW

DEW - 032026

WisdomTree India Earnings Fund

Ticker: EPI

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - March 31, 2026

This annual shareholder report contains important information about the WisdomTree India Earnings Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026.  You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree India Earnings Fund	$80	0.84%

How did the Fund perform last year and what affected its performance?

The Fund returned -9.89% at net asset value (NAV) for the fiscal year ended March 31, 2026, outperforming the Fund's primary comparative benchmark, the MSCI India Index, which returned -13.43% in U. S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from its exposures to Energy and Materials, both due to a mix of positive allocation and selection effects. Both sectors were among the top overweighted groups for the Fund, which was helpful because they ultimately outperformed the broader Indian equity market during the period.

  Financials was also additive due to strong stock selection effects.

  Industrials was the most notable performance detractor, exclusively due to negative stock selection effects. Health Care exhibited a similar impact as Industrials but to a more modestly negative extent.

  The Fund's emphasis on allocating to the most profitable Indian companies and weighting them by their proportional earnings contribution was beneficial during the period. The top three quintiles by earnings yield, representing the most profitable names, all produced positive performance impacts during the period. The top two quintiles also produced positive allocation effects, implying that it was beneficial to overweight the most profitable companies within India.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the MSCI India Index, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance for the ten years ended March 31, 2026

Table Summary
	WisdomTree India Earnings Fund $23,264	MSCI India Index $21,197	WisdomTree India Earnings Index $28,202
03/31/16	$10,000	$10,000	$10,000
04/30/16	$10,088	$10,048	$10,107
05/31/16	$10,185	$10,236	$10,221
06/30/16	$10,420	$10,372	$10,455
07/31/16	$11,016	$10,961	$11,060
08/31/16	$11,296	$11,088	$11,346
09/30/16	$11,218	$10,986	$11,292
10/31/16	$11,332	$10,932	$11,404
11/30/16	$10,521	$10,117	$10,626
12/31/16	$10,561	$10,109	$10,666
01/31/17	$11,013	$10,549	$11,133
02/28/17	$11,824	$11,172	$11,956
03/31/17	$12,556	$11,840	$12,705
04/30/17	$12,900	$12,068	$13,069
05/31/17	$12,989	$12,280	$13,118
06/30/17	$12,814	$12,184	$12,952
07/31/17	$13,833	$13,123	$13,989
08/31/17	$13,765	$13,024	$13,972
09/30/17	$13,137	$12,544	$13,452
10/31/17	$14,134	$13,469	$14,542
11/30/17	$14,029	$13,374	$14,446
12/31/17	$14,683	$14,027	$15,105
01/31/18	$15,171	$14,510	$15,644
02/28/18	$14,247	$13,537	$14,709
03/31/18	$13,617	$13,052	$14,049
04/30/18	$14,138	$13,589	$14,631
05/31/18	$13,533	$13,100	$14,053
06/30/18	$13,245	$12,973	$13,724
07/31/18	$14,043	$13,818	$14,552
08/31/18	$14,159	$13,951	$14,710
09/30/18	$12,764	$12,681	$13,168
10/31/18	$11,963	$11,796	$12,304
11/30/18	$12,992	$13,019	$13,381
12/31/18	$13,149	$13,002	$13,557
01/31/19	$12,687	$12,752	$13,071
02/28/19	$12,677	$12,756	$13,052
03/31/19	$14,026	$13,933	$14,513
04/30/19	$13,925	$14,011	$14,427
05/31/19	$13,994	$14,041	$14,495
06/30/19	$13,861	$14,003	$14,333
07/31/19	$13,034	$13,273	$13,458
08/31/19	$12,479	$12,885	$12,888
09/30/19	$12,761	$13,281	$13,190
10/31/19	$13,270	$13,855	$13,734
11/30/19	$13,217	$13,778	$13,685
12/31/19	$13,373	$13,987	$13,852
01/31/20	$13,147	$13,877	$13,625
02/29/20	$11,955	$12,868	$12,385
03/31/20	$8,709	$9,633	$9,005
04/30/20	$10,242	$11,188	$10,616
05/31/20	$9,973	$10,877	$10,355
06/30/20	$10,867	$11,616	$11,282
07/31/20	$12,023	$12,822	$12,503
08/31/20	$12,639	$13,271	$13,150
09/30/20	$12,653	$13,353	$13,200
10/31/20	$12,875	$13,503	$13,458
11/30/20	$14,428	$14,668	$15,107
12/31/20	$15,789	$16,163	$16,646
01/31/21	$15,567	$15,786	$16,415
02/28/21	$16,663	$16,612	$17,789
03/31/21	$17,024	$16,989	$18,143
04/30/21	$16,969	$16,831	$18,106
05/31/21	$18,377	$18,291	$19,877
06/30/21	$18,434	$18,163	$19,948
07/31/21	$18,783	$18,320	$20,390
08/31/21	$19,981	$20,324	$21,780
09/30/21	$20,537	$20,447	$22,460
10/31/21	$20,324	$20,284	$22,237
11/30/21	$19,575	$19,668	$21,354
12/31/21	$20,213	$20,403	$22,092
01/31/22	$20,290	$20,124	$22,225
02/28/22	$19,372	$19,318	$21,071
03/31/22	$20,030	$20,024	$21,939
04/30/22	$19,881	$19,689	$21,798
05/31/22	$18,641	$18,542	$20,396
06/30/22	$17,299	$17,291	$18,844
07/31/22	$18,564	$18,903	$20,337
08/31/22	$19,320	$19,680	$21,261
09/30/22	$18,114	$18,415	$19,881
10/31/22	$18,588	$18,887	$20,550
11/30/22	$19,701	$19,868	$21,954
12/31/22	$19,056	$18,780	$21,251
01/31/23	$18,998	$18,218	$21,206
02/28/23	$18,231	$17,386	$20,278
03/31/23	$18,418	$17,587	$20,545
04/30/23	$19,168	$18,320	$21,479
05/31/23	$19,373	$18,853	$21,805
06/30/23	$20,263	$19,739	$22,979
07/31/23	$21,314	$20,328	$24,334
08/31/23	$21,097	$19,941	$24,098
09/30/23	$21,654	$20,275	$24,830
10/31/23	$21,009	$19,672	$24,029
11/30/23	$22,311	$20,987	$25,770
12/31/23	$24,071	$22,687	$28,106
01/31/24	$24,980	$23,234	$29,269
02/29/24	$25,567	$23,871	$30,048
03/31/24	$25,432	$24,064	$29,887
04/30/24	$26,488	$24,622	$31,309
05/31/24	$26,711	$24,796	$31,600
06/30/24	$28,289	$26,520	$33,805
07/31/24	$29,140	$27,574	$35,475
08/31/24	$29,275	$27,864	$35,682
09/30/24	$29,609	$28,453	$36,076
10/31/24	$27,808	$26,102	$33,550
11/30/24	$27,673	$25,994	$33,359
12/31/24	$26,746	$25,231	$32,139
01/31/25	$25,893	$24,334	$30,983
02/28/25	$23,617	$22,383	$28,065
03/31/25	$25,817	$24,486	$30,964
04/30/25	$26,693	$25,665	$32,137
05/31/25	$27,081	$25,953	$32,809
06/30/25	$27,852	$26,745	$33,865
07/31/25	$26,499	$25,381	$32,127
08/31/25	$25,734	$24,587	$31,241
09/30/25	$26,022	$24,710	$31,679
10/31/25	$27,175	$25,795	$33,126
11/30/25	$27,169	$26,019	$33,160
12/31/25	$27,234	$25,892	$33,241
01/31/26	$26,240	$24,571	$32,073
02/28/26	$26,605	$24,918	$32,581
03/31/26	$23,264	$21,197	$28,202

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Fund NAV Returns	-9.89%	6.44%	8.81%
MSCI India Index	-13.43%	4.53%	7.80%
WisdomTree India Earnings Index	-8.92%	9.22%	10.92%

Key Fund Statistics

  Total Net Assets$2,088,153,089
  # of Portfolio Holdings569
  Portfolio Turnover Rate13%
  Investment Advisory Fees Paid, Net$24,111,307

What did the Fund invest in?

The tables below show the investment makeup of the Fund on March 31, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Table Summary
Reliance Industries Ltd.	7.5%
ICICI Bank Ltd.	5.2%
HDFC Bank Ltd.	5.1%
Infosys Ltd.	3.4%
Oil & Natural Gas Corp. Ltd.	3.4%
State Bank of India	3.1%
Coal India Ltd.	3.1%
NTPC Ltd.	2.5%
Hindalco Industries Ltd.	2.4%
Power Grid Corp. of India Ltd.	2.3%

Sector Breakdown (% of Net Assets)

Table Summary
Financials	24.0%
Energy	18.3%
Materials	14.7%
Information Technology	8.7%
Industrials	8.6%
Utilities	8.0%
Consumer Discretionary	7.3%
Health Care	5.7%
Consumer Staples	3.5%
Other Sectors	2.9%
Other Assets and Liabilities, Net	(1.7)%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree India Earnings Fund

Annual Shareholder Report - March 31, 2026

Ticker: EPI

EPI - 032026

WisdomTree India Hedged Equity Fund

Ticker: INDH

Principal Listing Exchange: The Nasdaq Stock Market LLC

Annual Shareholder Report - March 31, 2026

This annual shareholder report contains important information about the WisdomTree India Hedged Equity Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree India Hedged Equity Fund	$62	0.64%

How did the Fund perform last year and what affected its performance?

The Fund returned -5.71% at net asset value (NAV) for the fiscal year ended March 31, 2026, underperforming the Fund's primary comparative benchmark, the MSCI India Index (Local), which returned -3.94% in local currency terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited roughly equally from its exposures to Information Technology and Consumer Discretionary, both primarily due to positive stock selection. Financials also exhibited a similar positive impact, though to a lesser extent.

  Energy was also beneficial for performance due to a combination of both allocation and stock selection.

  Health Care exposure weighed negatively on performance due to a mix of allocation and stock selection effects. Utilities exhibited a similar impact, although to a lesser extent.

  The Fund’s currency hedge was also additive for performance during the period as the Indian rupee weakened by about 10% versus the U.S. dollar.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the MSCI India Index (Local), a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance May 9, 2024 (inception) through March 31, 2026

Table Summary
	WisdomTree India Hedged Equity Fund $9,726	MSCI India Index (Local) $9,876	WisdomTree India Hedged Equity Index $9,827
05/09/24	$10,000	$10,000	$10,000
05/31/24	$10,042	$10,167	$10,126
06/30/24	$10,678	$10,863	$10,858
07/31/24	$10,975	$11,341	$11,316
08/31/24	$11,058	$11,480	$11,452
09/30/24	$11,252	$11,712	$11,704
10/31/24	$10,621	$10,781	$10,902
11/30/24	$10,671	$10,789	$10,888
12/31/24	$10,495	$10,611	$10,641
01/31/25	$10,365	$10,353	$10,462
02/28/25	$9,767	$9,621	$9,694
03/31/25	$10,315	$10,280	$10,354
04/30/25	$10,580	$10,651	$10,689
05/31/25	$10,675	$10,909	$10,869
06/30/25	$11,013	$11,266	$11,219
07/31/25	$10,740	$10,921	$10,882
08/31/25	$10,592	$10,655	$10,768
09/30/25	$10,627	$10,777	$10,812
10/31/25	$11,045	$11,248	$11,266
11/30/25	$11,213	$11,432	$11,446
12/31/25	$11,196	$11,431	$11,417
01/31/26	$10,866	$11,102	$11,062
02/28/26	$10,727	$11,135	$10,922
03/31/26	$9,726	$9,876	$9,827

Average Annual Total Returns (%)

Table Summary
	1 Year	Since Inception 5/9/24
Fund NAV Returns	-5.71%	-1.46%
MSCI India Index (Local)	-3.94%	-0.66%
WisdomTree India Hedged Equity Index	-5.09%	-0.92%

Key Fund Statistics

  Total Net Assets$5,537,465
  # of Portfolio Holdings77
  Portfolio Turnover Rate19%
  Investment Advisory Fees Paid, Net$42,828

What did the Fund invest in?

The tables below show the investment makeup of the Fund on March 31, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Table Summary
Reliance Industries Ltd.	9.3%
HDFC Bank Ltd.	7.3%
ICICI Bank Ltd.	6.4%
Bharti Airtel Ltd.	4.6%
Infosys Ltd.	4.5%
Mahindra & Mahindra Ltd.	3.0%
Axis Bank Ltd.	2.8%
Tata Consultancy Services Ltd.	2.5%
Larsen & Toubro Ltd.	2.4%
Sun Pharmaceutical Industries Ltd.	2.1%

Sector Breakdown (% of Net Assets)

Table Summary
Financials	23.1%
Energy	12.5%
Consumer Discretionary	12.4%
Information Technology	10.7%
Materials	8.5%
Industrials	7.1%
Consumer Staples	7.0%
Health Care	5.7%
Utilities	5.0%
Communication Services	4.8%
Other Sectors	0.4%
Other Assets and Liabilities, Net	2.8%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree India Hedged Equity Fund

Annual Shareholder Report - March 31, 2026

Ticker: INDH

INDH - 032026

WisdomTree New Economy Real Estate Fund

Ticker: WTRE

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - March 31, 2026

This annual shareholder report contains important information about the WisdomTree New Economy Real Estate Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree New Economy Real Estate Fund	$66	0.58%

How did the Fund perform last year and what affected its performance?

The Fund returned 27.59% at net asset value (NAV) for the fiscal year ended March 31, 2026, outperforming the Fund's primary comparative benchmark, the Dow Jones Global ex-U.S. Select Real Estate Securities/MSCI World Real Estate Investment Trusts USD Spliced Index, which returned 0.13% in U. S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund’s concentration in the Real Estate sector is its primary driver of returns, and it weighed negatively on performance during the period. Virtually all performance detraction versus the benchmark is attributable to poor allocation effects resulting from a massive overweight to Real Estate.

  However, other sectors provided positive impacts sufficient to offset the Real Estate headwind and produce outperformance. Information Technology produced an overwhelmingly positive performance impact due to impressive stock selection. Communication Services provided ancillary support due to positive stock selection as well.

  At the country level, Australian and U. S. exposures were beneficial due to strong stock selection effects.

  Italy and Spain were both detractors due to negative stock selection.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the MSCI World Index, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance for the ten years ended March 31, 2026

Table Summary
	WisdomTree New Economy Real Estate Fund $12,083	MSCI World Index $30,512	Dow Jones Global ex-U.S. Select Real Estate Securities/MSCI World Real Estate Investment Trusts USD Spliced Index $9,135Footnote Reference*	MSCI AC World ex-USA Index $22,358	WisdomTree Global ex-U.S. Real Estate/CenterSquare New Economy Real Estate/WisdomTree New Economy Real Estate Spliced Index $12,248Footnote Reference**
03/31/16	$10,000	$10,000	$10,000	$10,000	$10,000
04/30/16	$10,143	$10,158	$10,278	$10,263	$10,144
05/31/16	$9,872	$10,215	$10,080	$10,090	$9,873
06/30/16	$10,081	$10,101	$10,057	$9,936	$10,088
07/31/16	$10,690	$10,528	$10,485	$10,427	$10,703
08/31/16	$10,723	$10,536	$10,258	$10,493	$10,737
09/30/16	$10,778	$10,592	$10,227	$10,622	$10,792
10/31/16	$10,260	$10,387	$9,602	$10,470	$10,281
11/30/16	$9,896	$10,537	$9,290	$10,227	$9,915
12/31/16	$9,897	$10,789	$9,514	$10,489	$9,924
01/31/17	$10,223	$11,049	$9,665	$10,861	$10,257
02/28/17	$10,642	$11,356	$9,819	$11,034	$10,673
03/31/17	$10,933	$11,477	$9,842	$11,313	$10,958
04/30/17	$11,244	$11,647	$10,047	$11,556	$11,276
05/31/17	$11,706	$11,893	$10,328	$11,931	$11,734
06/30/17	$11,758	$11,939	$10,137	$11,968	$11,792
07/31/17	$12,343	$12,224	$10,460	$12,409	$12,379
08/31/17	$12,540	$12,242	$10,399	$12,474	$12,572
09/30/17	$12,703	$12,516	$10,312	$12,705	$12,738
10/31/17	$12,727	$12,753	$10,297	$12,944	$12,766
11/30/17	$13,002	$13,029	$10,628	$13,049	$13,054
12/31/17	$13,509	$13,206	$10,994	$13,341	$13,576
01/31/18	$14,177	$13,903	$11,383	$14,084	$14,254
02/28/18	$13,207	$13,327	$10,711	$13,420	$13,274
03/31/18	$13,311	$13,036	$10,835	$13,183	$13,396
04/30/18	$13,524	$13,186	$11,101	$13,394	$13,597
05/31/18	$13,365	$13,269	$10,911	$13,085	$13,431
06/30/18	$12,985	$13,262	$10,799	$12,839	$13,053
07/31/18	$13,191	$13,677	$10,917	$13,146	$13,268
08/31/18	$12,947	$13,846	$10,817	$12,871	$13,022
09/30/18	$12,689	$13,923	$10,634	$12,929	$12,754
10/31/18	$11,890	$12,901	$10,159	$11,878	$11,960
11/30/18	$12,322	$13,047	$10,313	$11,990	$12,407
12/31/18	$12,024	$12,055	$10,099	$11,447	$12,114
01/31/19	$13,333	$12,993	$11,076	$12,312	$13,439
02/28/19	$13,233	$13,384	$10,925	$12,553	$13,344
03/31/19	$13,929	$13,560	$11,241	$12,628	$14,047
04/30/19	$13,704	$14,040	$11,062	$12,961	$13,824
05/31/19	$13,258	$13,230	$11,002	$12,266	$13,372
06/30/19	$13,822	$14,102	$11,254	$13,004	$13,953
07/31/19	$13,522	$14,172	$11,146	$12,847	$13,649
08/31/19	$13,195	$13,882	$11,282	$12,450	$13,321
09/30/19	$13,459	$14,177	$11,550	$12,770	$13,584
10/31/19	$14,015	$14,538	$11,982	$13,216	$14,165
11/30/19	$13,996	$14,943	$11,920	$13,332	$14,147
12/31/19	$14,634	$15,391	$12,137	$13,910	$14,796
01/31/20	$14,040	$15,297	$12,184	$13,536	$14,199
02/29/20	$13,249	$14,004	$11,126	$12,466	$13,402
03/31/20	$10,344	$12,151	$8,426	$10,661	$10,439
04/30/20	$11,069	$13,478	$8,927	$11,469	$11,179
05/31/20	$10,732	$14,129	$9,075	$11,844	$10,838
06/30/20	$11,158	$14,503	$9,166	$12,380	$11,271
07/31/20	$11,298	$15,197	$9,399	$12,932	$11,411
08/31/20	$11,822	$16,212	$9,795	$13,485	$11,939
09/30/20	$11,355	$15,653	$9,523	$13,154	$11,461
10/31/20	$11,018	$15,173	$9,137	$12,871	$11,135
11/30/20	$12,304	$17,113	$10,451	$14,602	$12,444
12/31/20	$12,446	$17,838	$11,046	$15,391	$12,592
01/31/21	$12,176	$17,661	$10,902	$15,425	$12,326
02/28/21	$12,547	$18,114	$11,047	$15,730	$12,700
03/31/21	$12,818	$18,716	$11,206	$15,929	$12,956
04/30/21	$13,040	$19,587	$11,713	$16,398	$13,183
05/31/21	$13,344	$19,869	$12,101	$16,911	$13,474
06/30/21	$13,131	$20,166	$12,037	$16,801	$13,287
07/31/21	$12,967	$20,527	$12,381	$16,524	$13,136
08/31/21	$13,200	$21,038	$12,471	$16,839	$13,373
09/30/21	$12,596	$20,164	$11,785	$16,299	$12,773
10/31/21	$12,778	$21,306	$12,025	$16,688	$12,963
11/30/21	$12,217	$20,839	$11,608	$15,937	$12,360
12/31/21	$12,452	$21,730	$12,031	$16,596	$12,607
01/31/22	$12,165	$20,580	$11,415	$15,984	$12,320
02/28/22	$11,960	$20,060	$11,327	$15,668	$12,091
03/31/22	$11,991	$20,610	$11,650	$15,693	$12,108
04/30/22	$11,025	$18,898	$10,474	$14,707	$11,142
05/31/22	$10,347	$18,912	$9,983	$14,813	$10,462
06/30/22	$9,490	$17,274	$9,188	$13,539	$9,583
07/31/22	$10,265	$18,646	$9,933	$14,002	$10,406
08/31/22	$9,568	$17,866	$9,330	$13,552	$9,699
09/30/22	$8,141	$16,205	$8,050	$12,197	$8,237
10/31/22	$8,224	$17,369	$8,213	$12,562	$8,326
11/30/22	$8,931	$18,577	$8,787	$14,045	$9,050
12/31/22	$8,583	$17,788	$8,384	$13,940	$8,686
01/31/23	$9,524	$19,047	$9,200	$15,070	$9,646
02/28/23	$8,994	$18,589	$8,634	$14,541	$9,105
03/31/23	$8,890	$19,163	$8,437	$14,897	$9,011
04/30/23	$9,025	$19,499	$8,542	$15,156	$9,148
05/31/23	$8,578	$19,304	$8,111	$14,605	$8,699
06/30/23	$8,877	$20,472	$8,391	$15,260	$8,993
07/31/23	$9,251	$21,159	$8,562	$15,880	$9,381
08/31/23	$8,988	$20,654	$8,275	$15,163	$9,113
09/30/23	$8,371	$19,763	$7,651	$14,684	$8,480
10/31/23	$7,926	$19,190	$7,408	$14,078	$8,033
11/30/23	$9,023	$20,989	$8,309	$15,346	$9,149
12/31/23	$9,779	$22,019	$8,966	$16,117	$9,910
01/31/24	$9,359	$22,283	$8,547	$15,957	$9,491
02/29/24	$9,380	$23,228	$8,667	$16,361	$9,512
03/31/24	$9,649	$23,975	$8,774	$16,872	$9,775
04/30/24	$8,908	$23,084	$8,069	$16,569	$9,025
05/31/24	$9,414	$24,115	$8,499	$17,050	$9,548
06/30/24	$9,377	$24,605	$8,573	$17,034	$9,505
07/31/24	$10,033	$25,039	$9,106	$17,428	$10,170
08/31/24	$10,388	$25,701	$9,636	$17,925	$10,535
09/30/24	$10,815	$26,172	$9,936	$18,407	$10,964
10/31/24	$10,269	$25,652	$9,501	$17,504	$10,413
11/30/24	$10,274	$26,830	$9,783	$17,346	$10,420
12/31/24	$9,443	$26,130	$8,911	$17,009	$9,562
01/31/25	$9,563	$27,052	$9,044	$17,694	$9,691
02/28/25	$9,748	$26,858	$9,383	$17,939	$9,882
03/31/25	$9,470	$25,662	$9,123	$17,899	$9,595
04/30/25	$9,486	$25,890	$9,107	$18,545	$9,611
05/31/25	$9,841	$27,423	$9,239	$19,395	$9,971
06/30/25	$10,691	$28,606	$9,166	$20,052	$10,830
07/31/25	$10,675	$28,974	$9,065	$19,995	$10,814
08/31/25	$11,372	$29,730	$9,263	$20,689	$11,526
09/30/25	$12,306	$30,686	$9,264	$21,434	$12,474
10/31/25	$12,873	$31,300	$9,091	$21,868	$13,060
11/30/25	$12,074	$31,389	$9,174	$21,862	$12,246
12/31/25	$11,898	$31,642	$8,964	$22,517	$12,062
01/31/26	$12,921	$32,350	$9,223	$23,864	$13,109
02/28/26	$13,233	$32,587	$9,876	$25,062	$13,425
03/31/26	$12,083	$30,512	$9,135	$22,358	$12,248
Footnote	Description
Footnote*	Dow Jones Global ex-U. S Select Real Estate Securities Index through April 20, 2022; MSCI World Real Estate Investment Trust USD Index thereafter.
Footnote**	WisdomTree Global ex-U.S. Real Estate Index through April 20, 2022; CenterSquare New Economy Real Estate Index thereafter through April 9, 2025; WisdomTree New Economy Real Estate Index thereafter.

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Fund NAV Returns	27.59%	-1.18%	1.91%
MSCI World Index	18.90%	10.27%	11.80%
Dow Jones Global ex-U.S. Select Real Estate Securities/MSCI World Real Estate Investment Trusts USD Spliced Index	0.13%	-4.00%	-0.90%
MSCI AC World ex-USA Index	24.91%	7.02%	8.38%
WisdomTree Global ex-U.S. Real Estate/CenterSquare New Economy Real Estate/WisdomTree New Economy Real Estate Spliced Index	27.65%	-1.15%	2.05%

Key Fund Statistics

  Total Net Assets$14,043,701
  # of Portfolio Holdings63
  Portfolio Turnover Rate67%
  Investment Advisory Fees Paid, Net$84,066

What did the Fund invest in?

The tables below show the investment makeup of the Fund on March 31, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Table Summary
Equinix, Inc.	5.8%
Prologis, Inc.	5.8%
Digital Realty Trust, Inc.	5.7%
American Tower Corp.	5.5%
AST SpaceMobile, Inc.	4.9%
Crown Castle, Inc.	4.6%
Goodman Group	4.6%
Cellnex Telecom SA	4.0%
Iron Mountain, Inc.	3.8%
SBA Communications Corp.	3.4%

Sector Breakdown (% of Net Assets)

Table Summary
Real Estate	68.8%
Communication Services	19.9%
Information Technology	10.7%
Other Assets and Liabilities, Net	0.6%
Total	100.0%

Material Fund Changes

On April 10, 2025, the WisdomTree New Economy Real Estate Fund (WTRE) changed its principal investment strategies and investment objective to reflect a change in its index from the CenterSquare New Economy Real Estate Index to the WisdomTree New Economy Real Estate Index. As of that date, the Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree New Economy Real Estate Index (the "Index"). The Fund invests, under normal circumstances, 80% of its net assets, plus any borrowings for investment purposes, in constituents of the Index and/or investments that have economic characteristics that are substantially similar to the economic characteristics of such constituents.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree New Economy Real Estate Fund

Annual Shareholder Report - March 31, 2026

Ticker: WTRE

WTRE - 032026

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The Registrant, as of the end of the period covered by the Shareholder Reports, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(c)	There have been no amendments, during the period covered by the Shareholder Reports, to a provision of the Code, and that relates to any element of the Code description.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the Code that relates to one or more of the items set forth in paragraph (d) of this item’s instructions.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is filed as an Exhibit.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees (the “Board”) has determined that the Registrant has at least one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its Audit Committee. The Board has designated David Chrencik, the Chair of the Audit Committee, as the Audit Committee financial expert. Mr. Chrencik is “independent” as that term is defined under Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $1,012,572 for the fiscal year ended March 31, 2026 and $1,124,801 for the fiscal year ended March 31, 2025.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for the fiscal year ended March 31, 2026 and $0 for the fiscal year ended March 31, 2025.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for service fees for analysis of potential Passive Foreign Investment Companies, tax compliance, International tax compliance, tax advice, and tax planning are $1,309,498 for the fiscal year ended March 31, 2026 and $1,174,071 for the fiscal year ended March 31, 2025.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended March 31, 2026 and $0 for the fiscal year ended March 31, 2025.

(e)	(1)	Disclose the Audit Committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Audit Committee’s pre-approval policy and procedures provide:

The Audit Committee may pre-approve any Audit Service and any non-Audit Service that is not a prohibited non-Audit Service (collectively, “Permissible Audit and Non-Audit Services”). In addition, the Audit Committee may determine that one or more non-Audit Services not specifically prohibited by the SEC should nonetheless be treated as prohibited because such Services may impair the independence of the independent auditor in fact or appearance.

Permissible Audit and Non-Audit Services may include Audit-Related Services. Audit-Related Services are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor. Permissible Audit and Non-Audit Services also may include Tax Services that the Audit Committee believes the independent auditor is best positioned to provide to the Funds. The Audit Committee, however, will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code of 1986, as amended, and related regulations.

The term of any pre-approval is 12 months from the date of such pre-approval unless the Audit Committee specifically pre-approves a different term.

Subject to certain limitations described in this Section, the Audit Committee has delegated its authority and responsibility to pre-approve Permissible Audit and Non-Audit Services to the Audit Committee Chairperson or, if the Audit Committee Chairperson is not available, a subcommittee of one or more Audit Committee members. Pursuant to such delegated authority, the Audit Committee Chairperson or other Audit Committee delegate may pre-approve any proposed Permissible Audit or Non-Audit Services that in the aggregate do not exceed $100,000 (excluding reasonable out-of-pocket expenses) on an annual basis. Such delegated authority is intended to be exercised primarily in connection with time-sensitive requests for the pre-approval of proposed Permissible Audit or Non-Audit Services that arise between regular meetings of the Audit Committee.

Any Permissible Audit or Non-Audit Services pre-approved pursuant to delegated authority will be reported, for informational purposes only, to the Audit Committee at its next regularly scheduled meeting. This policy does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the independent auditor to the Adviser.

Any request for the pre-approval of Permissible Audit and Non-Audit Services to be provided by the independent auditor shall be discussed with the WisdomTree Fund Accounting and Administration group prior to its presentation to the Audit Committee. If such request is to be pre-approved pursuant to delegated authority, the independent auditor shall submit a completed “Independent Audit Firm Audit and Non-Audit Services Pre-Approval Request” Form (the “Request Form”) to the WisdomTree Fund Accounting and Administration group prior to the submission of the request to the Audit Committee Chairperson or other Audit Committee delegate. The Request Form should include a detailed description of the services proposed to be rendered together with information related to proposed or estimated fees and the independent auditor’s conclusion regarding the effect of its provision of such services on its independence.

The WisdomTree Fund Accounting and Administration group will consider each such request and confirm that the proposed services constitute Permissible Audit and Non-Audit Services. The WisdomTree Fund Accounting and Administration group will then notify the Audit Committee Chairperson (or Audit Committee delegate, if appropriate) of its findings and confirmations and provide any related recommendations.

Any pre-approval of Permissible Audit and Non-Audit Services by the Audit Committee or its delegate will be documented either in the minutes of the relevant Audit Committee Meeting if the pre-approval is carried out by the Audit Committee, or by the WisdomTree Fund Accounting and Administration group with such documentation to be maintained together with the relevant Request Form if the pre-approval is carried out by the Audit Committee Chairperson or other Audit Committee delegate pursuant to delegated authority. Any Permissible Audit or Non-Audit Services pre-approved pursuant to delegated authority will be reported, for informational purposes only, to the Audit Committee at its next regularly scheduled meeting.

(e)	(2)	There were no services described in each of paragraphs (b) through (d) of this Item 4 that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

(g)	The aggregate non-audit fees billed by the Registrant's principal accountant for services rendered to the Registrant, and rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for each of the last two fiscal years of the Registrant was $2,177,498 for the fiscal year ended March 31, 2026 and $1,174,071 for the fiscal year ended March 31, 2025.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	The Registrant is a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and has a separately-designated standing Audit Committee established in accordance with Section 3(a)(58)A of the Exchange Act. The Registrant’s Audit Committee members are David Chrencik, Philip Goff, Melinda Raso Kirstein, and Victor Ugolyn.

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the financial statements filed under Item 7 of this Form.

-OR-

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The annual financial statements are attached herewith.

WisdomTree Trust

Annual Financial Statements and Other Information

March 31, 2026

WisdomTree Asia Defense Fund (WDAF)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

WisdomTree Emerging Markets High Dividend Fund (DEM)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree GeoAlpha Opportunities Fund (GEOA)

WisdomTree Global Defense Fund (WDGF)

WisdomTree Global ex-U.S. Quality Growth Fund (DNL)
(formerly, WisdomTree Global ex-U.S. Quality Dividend Growth Fund)

WisdomTree Global High Dividend Fund (DEW)

WisdomTree India Earnings Fund (EPI)

WisdomTree India Hedged Equity Fund (INDH)

WisdomTree New Economy Real Estate Fund (WTRE)

“WisdomTree” is a registered mark of WisdomTree, Inc. and is licensed for use by the WisdomTree Trust.

Schedule of Investments WisdomTree Asia Defense Fund (WDAF) March 31, 2026
Investments	Shares	Value
COMMON STOCKS – 98.7%
Australia – 8.3%
Aerospace & Defense – 6.8%
Austal Ltd.*	127,279	$415,817
DroneShield Ltd.*	245,184	639,800
Electro Optic Systems Holdings Ltd.*	50,494	277,013
Total Aerospace & Defense		1,332,630
Construction & Engineering – 1.5%
Ventia Services Group Pty. Ltd.	82,737	296,366
Total Australia		1,628,996
India – 25.4%
Aerospace & Defense – 20.7%
Apollo Micro Systems Ltd.	4,914	9,438
Bharat Dynamics Ltd.	18,946	219,045
Bharat Electronics Ltd.	331,670	1,401,005
Data Patterns India Ltd.	8,417	269,356
Dcx Systems Ltd.*	4,084	6,641
Garden Reach Shipbuilders & Engineers Ltd.	7,928	164,898
Hindustan Aeronautics Ltd.	37,510	1,379,089
ideaForge Technology Ltd.*	1,619	6,346
Mazagon Dock Shipbuilders Ltd.	19,672	428,331
Paras Defence & Space Technologies Ltd.	7,709	48,384
Zen Technologies Ltd.	10,875	146,645
Total Aerospace & Defense		4,079,178
Automobile Components – 0.2%
Dynamatic Technologies Ltd.	551	52,341
Chemicals – 1.6%
Premier Explosives Ltd.	13,509	54,336
Solar Industries India Ltd.	2,093	266,477
Total Chemicals		320,813
Communications Equipment – 0.5%
Astra Microwave Products Ltd.	10,755	97,029
Electrical Equipment – 0.3%
HBL Engineering Ltd.	8,082	52,387
Machinery – 1.1%
BEML Ltd.	9,258	133,665
Cochin Shipyard Ltd.(a)	6,201	78,002
Total Machinery		211,667
Metals & Mining – 1.0%
PTC Industries Ltd.*	1,289	203,647
Total India		5,017,062
Japan – 14.8%
Aerospace & Defense – 1.5%
Astroscale Holdings, Inc.*	12,830	70,485
Axelspace Holdings Corp.*	13,600	43,427
QPS Holdings, Inc.*	13,700	177,655
Total Aerospace & Defense		291,567
Investments	Shares	Value
Electronic Equipment, Instruments & Components – 0.8%
Nippon Avionics Co. Ltd.	4,000	$149,349
Machinery – 12.5%
IHI Corp.	37,700	743,621
Kawasaki Heavy Industries Ltd.	45,550	829,457
Mitsubishi Heavy Industries Ltd.	31,920	847,307
Tokyo Keiki, Inc.	1,330	51,498
Total Machinery		2,471,883
Total Japan		2,912,799
Singapore – 4.6%
Aerospace & Defense – 4.6%
Singapore Technologies Engineering Ltd.	109,075	913,925
South Korea – 42.9%
Aerospace & Defense – 24.5%
Firstec Co. Ltd.*	1,204	5,188
Hanwha Aerospace Co. Ltd.	1,651	1,346,325
Hanwha Systems Co. Ltd.	13,614	1,014,173
Korea Aerospace Industries Ltd.	13,075	1,405,969
LIG Nex1 Co. Ltd.	2,207	880,408
Samyang Comtech Co. Ltd.*	3,736	28,319
Satrec Initiative Co. Ltd.	928	97,244
SNT Dynamics Co. Ltd.	1,704	53,735
Total Aerospace & Defense		4,831,361
Automobile Components – 0.0%
SNT Motiv Co. Ltd.	282	5,892
Electrical Equipment – 0.7%
Vitzrocell Co. Ltd.	5,629	130,834
Electronic Equipment, Instruments & Components – 1.6%
Woori Technology, Inc.*	23,805	317,058
Machinery – 15.1%
Hanwha Ocean Co. Ltd.*	10,092	791,994
HD Hyundai Heavy Industries Co. Ltd.	2,282	692,802
HJ Shipbuilding & Construction Co. Ltd.*	3,208	45,555
Hyundai Rotem Co. Ltd.	11,569	1,280,283
MNC Solution Co. Ltd.	676	42,149
SK oceanplant Co. Ltd.*	4,842	84,881
STX Engine Co. Ltd.*	2,303	46,086
Total Machinery		2,983,750
Metals & Mining – 1.0%
Poongsan Corp.	3,613	204,516
Total South Korea		8,473,411
Taiwan – 2.7%
Aerospace & Defense – 1.5%
Aerospace Industrial Development Corp.	166,000	243,003
Air Asia Co. Ltd.	38,000	55,865
Total Aerospace & Defense		298,868

See Notes to Financial Statements.

WisdomTree Trust    1

Schedule of Investments (concluded) WisdomTree Asia Defense Fund (WDAF) March 31, 2026
Investments	Shares	Value
Machinery – 1.2%
CSBC Corp. Taiwan*	294,000	$187,141
Lungteh Shipbuilding Co. Ltd.	13,000	51,439
Total Machinery		238,580
Total Taiwan		537,448
TOTAL COMMON STOCKS (Cost: $20,006,734)		19,483,641
MUTUAL FUND – 0.1%
United States – 0.1%
Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.54%(b) (Cost: $16,868)	16,868	16,868
TOTAL INVESTMENTS IN SECURITIES – 98.8% (Cost: $20,023,602)		19,500,509
Other Assets less Liabilities – 1.2%		232,512
NET ASSETS – 100.0%		$19,733,021

*     Non-income producing security.

(a)   This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)  Rate shown represents annualized 7-day yield as of March 31, 2026.

CURRENCY ABBREVIATIONS:
KRW	South Korean won
TWD	Taiwan new dollar
USD	United States dollar

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
HSBC Holdings PLC	4/2/2026	1,400,250	USD	2,121,869,354	KRW	$14,902	$—
JPMorgan Chase Bank NA	4/1/2026	100,281	USD	3,213,190	TWD	—	(226)
						$14,902	$(226)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$19,483,641	$—	$—	$19,483,641
Mutual Fund	—	16,868	—	16,868
Total Investments in Securities	$19,483,641	$16,868	$—	$19,500,509
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$14,902	$—	$14,902
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(226)	$—	$(226)
Total – Net	$19,483,641	$31,544	$—	$19,515,185

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

2    WisdomTree Trust

Schedule of Investments WisdomTree China ex-State-Owned Enterprises Fund (CXSE) March 31, 2026
Investments	Shares	Value
COMMON STOCKS – 99.9%
China – 98.2%
Aerospace & Defense – 0.2%
Kuang-Chi Technologies Co. Ltd., Class A*	158,000	$877,994
Air Freight & Logistics – 1.6%
J&T Global Express Ltd.*	1,437,600	1,853,797
JD Logistics, Inc.*(a)	694,900	1,209,840
SF Holding Co. Ltd., Class H	164,000	737,144
SF Holding Co. Ltd., Class A	284,761	1,568,377
ZTO Express Cayman, Inc.	98,432	2,366,576
Total Air Freight & Logistics		7,735,734
Automobile Components – 0.6%
Fuyao Glass Industry Group Co. Ltd., Class H(a)	131,700	985,205
Fuyao Glass Industry Group Co. Ltd., Class A	163,767	1,351,545
Minth Group Ltd.	177,500	734,433
Zhejiang Shuanghuan Driveline Co. Ltd., Class A	18,000	93,847
Total Automobile Components		3,165,030
Automobiles – 4.9%
BYD Co. Ltd., Class A	339,800	5,178,153
BYD Co. Ltd., Class H	625,100	8,435,445
Geely Automobile Holdings Ltd.	1,006,900	2,686,711
Great Wall Motor Co. Ltd., Class H	512,900	807,274
Li Auto, Inc., Class A*	223,500	1,929,919
NIO, Inc., Class A*	326,790	1,828,143
XPeng, Inc., Class A*	263,800	2,202,203
Yadea Group Holdings Ltd.(a)	332,200	561,421
Zhejiang Leapmotor Technology Co. Ltd., Class H*(a)	107,800	646,508
Total Automobiles		24,275,777
Banks – 1.0%
China Minsheng Banking Corp. Ltd., Class H	2,207,900	1,033,519
China Minsheng Banking Corp. Ltd., Class A	3,616,356	1,984,448
Ping An Bank Co. Ltd., Class A	1,110,900	1,782,150
Total Banks		4,800,117
Beverages – 0.7%
Budweiser Brewing Co. APAC Ltd.(a)	810,100	743,950
Eastroc Beverage Group Co. Ltd., Class A	16,600	493,359
Nongfu Spring Co. Ltd., Class H(a)	376,300	2,251,983
Total Beverages		3,489,292
Biotechnology – 2.6%
3SBio, Inc.*(a)	457,500	1,321,114
Abbisko Cayman Ltd.*	336,000	518,130
Akeso, Inc.*(a)	141,600	2,351,511
Ascentage Pharma Group International*(a)	102,900	603,735
Everest Medicines Ltd.*(a)(b)	119,000	569,486
HBM Holdings Ltd.*(a)	396,000	661,667
InnoCare Pharma Ltd., Class H*(a)	395,000	683,171
Innovent Biologics, Inc.*(a)	260,200	2,817,655
Keymed Biosciences, Inc.*(a)(b)	98,000	758,731
Investments	Shares	Value
Lepu Biopharma Co. Ltd., Class H*(a)	725,000	$493,801
Remegen Co. Ltd., Class H*(a)	62,500	763,692
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd., Class H*	13,800	809,673
Zai Lab Ltd.*	340,400	594,817
Total Biotechnology		12,947,183
Broadline Retail – 12.1%
Alibaba Group Holding Ltd.	2,570,900	39,021,594
JD.com, Inc., Class A	482,202	6,962,229
MINISO Group Holding Ltd.(b)	119,600	469,235
PDD Holdings, Inc., ADR*	125,613	12,835,136
Vipshop Holdings Ltd., ADR	55,571	873,576
Total Broadline Retail		60,161,770
Building Products – 0.2%
Xinyi Glass Holdings Ltd.(b)	885,982	1,106,319
Capital Markets – 1.2%
East Money Information Co. Ltd., Class A	1,976,043	5,404,528
JF SmartInvest Holdings Ltd.	76,300	280,862
Up Fintech Holding Ltd., ADR*	77,103	485,749
Total Capital Markets		6,171,139
Chemicals – 1.7%
Dongyue Group Ltd.	576,900	796,161
Fufeng Group Ltd.	704,000	621,372
Ganfeng Lithium Group Co. Ltd., Class H(a)	151,540	1,406,155
Ganfeng Lithium Group Co. Ltd., Class A	116,200	1,318,684
Guangzhou Tinci Materials Technology Co. Ltd., Class A	109,300	727,960
Kingfa Sci & Tech Co. Ltd., Class A	164,500	397,751
Ningxia Baofeng Energy Group Co. Ltd., Class A	166,200	699,288
Satellite Chemical Co. Ltd., Class A	127,600	510,274
Tianqi Lithium Corp., Class A*	102,188	820,854
Zangge Mining Co. Ltd., Class A	59,700	685,193
Zhejiang NHU Co. Ltd., Class A	113,960	570,072
Total Chemicals		8,553,764
Commercial Services & Supplies – 0.1%
Tuhu Car, Inc.*(a)	304,800	503,840
Communications Equipment – 3.3%
BYD Electronic International Co. Ltd.	227,500	800,872
Hengtong Optic-electric Co. Ltd., Class A	167,269	1,275,339
Suzhou TFC Optical Communication Co. Ltd., Class A	53,080	2,317,884
Zhongji Innolight Co. Ltd., Class A	145,100	11,962,499
Total Communications Equipment		16,356,594
Construction & Engineering – 0.2%
China Conch Venture Holdings Ltd.	638,163	929,545
Consumer Finance – 0.2%
Lufax Holding Ltd., ADR*(b)	217,905	407,483
Qfin Holdings, Inc., ADR	32,385	418,090
Total Consumer Finance		825,573

See Notes to Financial Statements.

WisdomTree Trust    3

Schedule of Investments (continued) WisdomTree China ex-State-Owned Enterprises Fund (CXSE) March 31, 2026
Investments	Shares	Value
Consumer Staples Distribution & Retail – 0.6%
East Buy Holding Ltd.*(a)	243,500	$843,532
JD Health International, Inc.*	240,550	1,443,877
Ping An Healthcare & Technology Co. Ltd.*(a)(b)	424,100	623,151
Total Consumer Staples Distribution & Retail		2,910,560
Diversified Consumer Services – 0.5%
New Oriental Education & Technology Group, Inc.	291,000	1,618,275
TAL Education Group, ADR*	95,389	1,084,573
Total Diversified Consumer Services		2,702,848
Electrical Equipment – 7.9%
Contemporary Amperex Technology Co. Ltd., Class A	417,762	24,297,421
Eve Energy Co. Ltd., Class A	150,200	1,353,316
GEM Co. Ltd., Class A	345,100	394,231
Goldwind Science & Technology Co. Ltd., Class H	444,800	810,151
Goldwind Science & Technology Co. Ltd., Class A	183,400	698,368
Gotion High-tech Co. Ltd., Class A	102,000	527,227
Harbin Electric Co. Ltd., Class H	446,000	1,183,235
Jiangsu Zhongtian Technology Co. Ltd., Class A	251,000	1,093,516
Sungrow Power Supply Co. Ltd., Class A	214,160	4,674,702
Sunwoda Electronic Co. Ltd., Class A	122,008	445,339
TBEA Co. Ltd., Class A	466,400	1,789,509
Wolong Electric Group Co. Ltd., Class A	107,600	578,295
Zhejiang Huayou Cobalt Co. Ltd., Class A	176,150	1,497,863
Total Electrical Equipment		39,343,173
Electronic Equipment, Instruments & Components – 7.5%
AAC Technologies Holdings, Inc.	213,700	902,205
Avary Holding Shenzhen Co. Ltd., Class A	51,900	392,028
Chaozhou Three-Circle Group Co. Ltd., Class A	140,400	1,074,339
Eoptolink Technology, Inc. Ltd., Class A	137,040	8,786,656
Foxconn Industrial Internet Co. Ltd., Class A	701,300	5,225,201
GoerTek, Inc., Class A	285,600	924,612
Kingboard Holdings Ltd.	259,800	1,088,879
Lens Technology Co. Ltd., Class A	204,200	827,243
Lingyi iTech Guangdong Co., Class A	268,200	498,213
Luxshare Precision Industry Co. Ltd., Class A	687,476	4,903,220
OFILM Group Co. Ltd., Class A*	249,400	311,989
RoboSense Technology Co. Ltd.*(b)	166,700	740,350
Sunny Optical Technology Group Co. Ltd.	153,700	1,047,839
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	169,000	2,527,647
TCL Technology Group Corp., Class A	2,247,600	1,389,557
Unisplendour Corp. Ltd., Class A	176,400	635,956
Victory Giant Technology Huizhou Co. Ltd., Class A	89,600	3,256,200
Wingtech Technology Co. Ltd., Class A*	86,000	390,485
WUS Printed Circuit Kunshan Co. Ltd., Class A	174,100	1,915,007
Zhejiang Dahua Technology Co. Ltd., Class A	139,300	339,845
Total Electronic Equipment, Instruments & Components		37,177,471
Entertainment – 2.3%
China Ruyi Holdings Ltd.*	3,232,000	630,719
Giant Network Group Co. Ltd., Class A	121,900	556,666
Investments	Shares	Value
iQIYI, Inc., ADR*	329,131	$444,327
Kingnet Network Co. Ltd., Class A	165,200	423,363
Kingsoft Corp. Ltd.	291,400	835,523
NetEase Cloud Music, Inc.*(a)(b)	32,050	527,340
NetEase, Inc.	294,215	6,398,262
Tencent Music Entertainment Group, Class A	182,300	864,508
XD, Inc.(b)	102,800	792,615
Total Entertainment		11,473,323
Food Products – 2.4%
China Feihe Ltd.(a)(b)	1,794,100	796,341
Foshan Haitian Flavouring & Food Co. Ltd., Class A	178,847	1,061,683
Guangdong Haid Group Co. Ltd., Class A	69,803	503,408
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	755,000	2,880,428
Muyuan Foods Co. Ltd., Class A	338,074	2,041,650
Tingyi Cayman Islands Holding Corp.	767,000	1,269,822
Uni-President China Holdings Ltd.(b)	767,000	769,915
Want Want China Holdings Ltd.	1,638,100	963,195
Wens Foodstuff Group Co. Ltd., Class A	687,400	1,654,131
Total Food Products		11,940,573
Gas Utilities – 0.3%
ENN Energy Holdings Ltd.	183,600	1,483,516
Health Care Equipment & Supplies – 0.9%
Microport Scientific Corp.*	409,400	495,027
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	1,091,200	521,925
Shanghai MicroPort MedBot Group Co. Ltd., Class H*	197,500	635,813
Shanghai United Imaging Healthcare Co. Ltd., Class A	52,284	847,845
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	80,774	1,925,702
Total Health Care Equipment & Supplies		4,426,312
Health Care Providers & Services – 0.1%
Aier Eye Hospital Group Co. Ltd., Class A	444,780	612,428
Hotels, Restaurants & Leisure – 4.8%
Atour Lifestyle Holdings Ltd., ADR	23,516	865,624
Guming Holdings Ltd.(b)	238,000	828,729
H World Group Ltd.	376,770	1,878,996
Haidilao International Holding Ltd.(a)(b)	479,000	871,831
Meituan, Class B*(a)	898,800	9,509,382
Mixue Group, Class H*(b)	13,100	489,567
Tongcheng Travel Holdings Ltd.	314,400	721,818
Trip.com Group Ltd.*	109,277	5,307,605
Yum China Holdings, Inc.	66,650	3,276,308
Total Hotels, Restaurants & Leisure		23,749,860
Household Durables – 3.0%
Gree Electric Appliances, Inc. of Zhuhai, Class A	580,500	3,178,727
Haier Smart Home Co. Ltd., Class H	475,700	1,257,175
Haier Smart Home Co. Ltd., Class A	447,500	1,385,256
Hisense Home Appliances Group Co. Ltd., Class H	149,000	379,142

See Notes to Financial Statements.

4    WisdomTree Trust

Schedule of Investments (continued) WisdomTree China ex-State-Owned Enterprises Fund (CXSE) March 31, 2026
Investments	Shares	Value
Midea Group Co. Ltd., Class H	103,300	$1,104,122
Midea Group Co. Ltd., Class A	702,500	7,765,775
Total Household Durables		15,070,197
Industrial Conglomerates – 0.1%
Fosun International Ltd.	1,141,700	602,872
Insurance – 4.4%
Ping An Insurance Group Co. of China Ltd., Class H	1,135,900	8,613,205
Ping An Insurance Group Co. of China Ltd., Class A	1,548,094	12,726,885
ZhongAn Online P&C Insurance Co. Ltd., Class H*(a)	395,200	642,688
Total Insurance		21,982,778
Interactive Media & Services – 10.9%
Autohome, Inc., ADR	29,471	511,911
Baidu, Inc., Class A*	373,500	5,035,452
Bilibili, Inc., Class Z*	65,045	1,416,186
JOYY, Inc., ADR	14,010	818,044
Kuaishou Technology(a)	463,600	2,667,997
Meitu, Inc.*(a)	998,500	546,359
Newborn Town, Inc.*	450,000	456,876
Tencent Holdings Ltd.	680,600	42,015,561
Weibo Corp., Class A	58,380	500,015
Total Interactive Media & Services		53,968,401
IT Services – 0.8%
Chinasoft International Ltd.*(b)	1,100,000	460,192
GDS Holdings Ltd., Class A*	284,700	1,403,129
Kingsoft Cloud Holdings Ltd.*(b)	918,000	807,913
Range Intelligent Computing Technology Group Co. Ltd., Class A	47,700	558,032
Vnet Group, Inc., ADR*	79,772	669,287
Total IT Services		3,898,553
Leisure Products – 0.1%
Bloks Group Ltd.*(b)	42,300	328,302
Life Sciences Tools & Services – 2.3%
Genscript Biotech Corp.*	454,400	634,637
Pharmaron Beijing Co. Ltd., Class H(a)	238,700	572,987
WuXi AppTec Co. Ltd., Class H(a)	101,595	1,522,590
WuXi AppTec Co. Ltd., Class A	326,947	4,643,824
Wuxi Biologics Cayman, Inc.*(a)	650,900	2,741,348
WuXi XDC Cayman, Inc.*	82,000	608,709
XtalPi Holdings Ltd.*(b)	597,000	686,076
Total Life Sciences Tools & Services		11,410,171
Machinery – 2.4%
Haitian International Holdings Ltd.	322,400	827,363
Jiangsu Hengli Hydraulic Co. Ltd., Class A	39,100	543,472
Sany Heavy Equipment International Holdings Co. Ltd.	699,000	985,173
Sany Heavy Industry Co. Ltd., Class A	828,848	2,306,522
Shenzhen Inovance Technology Co. Ltd., Class A	264,902	2,569,741
UBTech Robotics Corp. Ltd., Class H*	79,550	866,505
Investments	Shares	Value
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	129,500	$894,371
Yutong Bus Co. Ltd., Class A	107,700	559,185
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	263,000	1,619,498
Zhuzhou CRRC Times Electric Co. Ltd., Class H	168,700	784,091
Total Machinery		11,955,921
Marine Transportation – 0.3%
SITC International Holdings Co. Ltd.	375,000	1,630,060
Media – 0.4%
China Literature Ltd.*(a)(b)	179,600	582,311
Focus Media Information Technology Co. Ltd., Class A	1,304,324	1,236,962
Qunabox Group Ltd.*	104,300	220,301
Total Media		2,039,574
Metals & Mining – 1.6%
Chifeng Jilong Gold Mining Co. Ltd., Class A	127,700	797,813
China Hongqiao Group Ltd.	732,100	3,245,810
Guangdong HEC Technology Holding Co. Ltd., Class A*	149,300	654,986
Inner Mongolia Xingye Silver&Tin Mining Co. Ltd., Class A	88,300	514,200
Lingbao Gold Group Co. Ltd., Class H	345,600	1,137,277
Shanjin International Gold Co. Ltd., Class A	119,000	511,376
Wanguo Gold Group Ltd.(b)	579,000	995,500
Total Metals & Mining		7,856,962
Passenger Airlines – 0.1%
Hainan Airlines Holding Co. Ltd., Class A*	2,011,100	422,213
Personal Care Products – 0.4%
Giant Biogene Holding Co. Ltd.(a)(b)	171,600	601,898
Hengan International Group Co. Ltd.	285,400	1,001,059
Mao Geping Cosmetics Co. Ltd., Class H(b)	58,100	558,753
Total Personal Care Products		2,161,710
Pharmaceuticals – 2.2%
China Medical System Holdings Ltd.	512,000	873,774
Hansoh Pharmaceutical Group Co. Ltd.(a)	288,100	1,303,766
HUTCHMED China Ltd.*(b)	257,000	743,445
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	561,268	4,487,413
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H(b)	244,500	618,095
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	90,404	348,569
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	93,900	471,628
Simcere Pharmaceutical Group Ltd.(a)	476,000	771,052
Sino Biopharmaceutical Ltd.	2,106,150	1,582,259
Total Pharmaceuticals		11,200,001
Professional Services – 0.2%
Kanzhun Ltd., ADR	82,306	1,102,078
Real Estate Management & Development – 0.8%
Country Garden Services Holdings Co. Ltd.	1,054,300	794,739
KE Holdings, Inc., Class A	428,400	2,070,911

See Notes to Financial Statements.

WisdomTree Trust    5

Schedule of Investments (continued) WisdomTree China ex-State-Owned Enterprises Fund (CXSE) March 31, 2026
Investments	Shares	Value
Longfor Group Holdings Ltd.(a)(b)	766,700	$738,321
Sunac China Holdings Ltd.*	4,133,000	553,513
Total Real Estate Management & Development		4,157,484
Semiconductors & Semiconductor Equipment – 4.3%
Amlogic Shanghai Co. Ltd., Class A*	21,329	244,582
Black Sesame International Holding Ltd.*(b)	304,400	602,572
Cambricon Technologies Corp. Ltd., Class A*	30,286	4,310,472
Daqo New Energy Corp., ADR*	28,745	611,406
GCL Technology Holdings Ltd.*	6,989,000	766,631
GigaDevice Semiconductor, Inc., Class A	78,826	2,717,430
Hangzhou Chang Chuan Technology Co. Ltd., Class A	35,700	625,695
Hangzhou Silan Microelectronics Co. Ltd., Class A	75,900	280,448
Hwatsing Technology Co. Ltd., Class A	15,644	394,118
JCET Group Co. Ltd., Class A	139,907	784,947
LONGi Green Energy Technology Co. Ltd., Class A*	712,968	1,810,627
Montage Technology Co. Ltd., Class A	143,648	2,605,618
OmniVision Integrated Circuits Group, Inc., Class A	107,871	1,483,115
Piotech, Inc., Class A	14,236	762,639
Rockchip Electronics Co. Ltd., Class A	11,600	255,675
Sanan Optoelectronics Co. Ltd., Class A	310,600	524,809
SG Micro Corp., Class A	27,758	271,805
Tongwei Co. Ltd., Class A*	260,758	623,702
Verisilicon Microelectronics Shanghai Co. Ltd., Class A*	43,902	1,285,907
Xinyi Solar Holdings Ltd.(b)	1,893,542	702,815
Total Semiconductors & Semiconductor Equipment		21,665,013
Software – 1.1%
Beijing Kingsoft Office Software, Inc., Class A	25,524	863,131
Horizon Robotics*(b)	2,094,000	1,768,103
Hundsun Technologies, Inc., Class A	149,510	552,650
Jiangsu Hoperun Software Co. Ltd., Class A	72,900	409,322
Kingdee International Software Group Co. Ltd.*	707,700	773,576
Phancy Group Co. Ltd., Class H*(b)	112,300	503,618
Weimob, Inc.*(a)(b)	2,188,000	404,658
Total Software		5,275,058
Specialty Retail – 0.7%
Chow Tai Fook Jewellery Group Ltd.	529,600	734,936
Pop Mart International Group Ltd.(a)(b)	119,900	2,196,072
Topsports International Holdings Ltd.(a)	1,189,200	415,603
XXF Group Holdings Ltd.*	302,500	43,599
Zhongsheng Group Holdings Ltd.	274,600	287,902
Total Specialty Retail		3,678,112
Technology Hardware, Storage & Peripherals – 2.6%
Shenzhen Longsys Electronics Co. Ltd., Class A*	18,900	812,951
Shenzhen Transsion Holdings Co. Ltd., Class A	39,726	315,487
Xiaomi Corp., Class B*(a)	2,869,000	11,622,081
Total Technology Hardware, Storage & Peripherals		12,750,519
Investments	Shares	Value
Textiles, Apparel & Luxury Goods – 1.4%
ANTA Sports Products Ltd.	218,500	$2,109,697
Bosideng International Holdings Ltd.	1,214,000	619,372
Laopu Gold Co. Ltd., Class H(b)	11,700	933,439
Li Ning Co. Ltd.	519,000	1,416,622
Shenzhou International Group Holdings Ltd.	158,800	947,510
Star Shine Holdings Group Ltd.*	412,500	750,268
Xtep International Holdings Ltd.	647,000	368,880
Total Textiles, Apparel & Luxury Goods		7,145,788
Tobacco – 0.2%
RLX Technology, Inc., ADR	283,379	623,434
Smoore International Holdings Ltd.(a)(b)	561,000	635,402
Total Tobacco		1,258,836
Total China		489,280,338
Hong Kong – 0.8%
Construction & Engineering – 0.1%
Central New Energy Holding Group Ltd., Class G*(b)	701,000	718,864
Electronic Equipment, Instruments & Components – 0.3%
Kingboard Laminates Holdings Ltd.	514,000	1,254,810
Entertainment – 0.1%
Damai Entertainment Holdings Ltd.*	6,190,000	497,398
Paper & Forest Products – 0.2%
Nine Dragons Paper Holdings Ltd.*	1,082,000	912,224
Pharmaceuticals – 0.1%
Grand Pharmaceutical Group Ltd.	702,000	638,410
Total Hong Kong		4,021,706
United States – 0.9%
Biotechnology – 0.9%
BeOne Medicines Ltd., Class A*	7,529	254,637
BeOne Medicines Ltd., Class H*	168,000	3,677,049
Legend Biotech Corp., ADR*(b)	32,054	579,857
Total United States		4,511,543
TOTAL COMMON STOCKS (Cost: $460,265,519)		497,813,587
RIGHTS – 0.0%
China – 0.0%
Kangmei Pharmaceutical Co. Ltd.*^ (Cost: $0)	87,943	0
MUTUAL FUND – 0.0%
United States – 0.0%
Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.54%(c) (Cost: $23,583)	23,583	23,583
See Notes to Financial Statements.

6    WisdomTree Trust

Schedule of Investments (continued) WisdomTree China ex-State-Owned Enterprises Fund (CXSE) March 31, 2026
Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.2%
United States – 1.2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%(c)	262,819	$262,819
WisdomTree Treasury Money Market Digital Fund, 3.43%(c)(d)	5,700,000	5,700,000
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost: $5,962,819)		5,962,819
TOTAL INVESTMENTS IN SECURITIES – 101.1% (Cost: $466,251,921)		503,799,989
Other Liabilities less Assets – (1.1)%		(5,604,962)
NET ASSETS – 100.0%		$498,195,027

*     Non-income producing security.

^     This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.

(a)   This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)  Security, or portion thereof, was on loan at March 31, 2026 (See Note 2). At March 31, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $13,751,396 and the total market value of the collateral held by the Fund was $17,790,415. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $11,827,596.

(c)   Rate shown represents annualized 7-day yield as of March 31, 2026.

(d)  Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

CURRENCY ABBREVIATIONS:
CNH	Offshore Chinese renminbi
HKD	Hong Kong dollar
USD	United States dollar
ABBREVIATIONS:
ADR	American Depositary Receipt

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended March 31, 2026 were as follows:

Affiliate	Value at 3/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2026	Securities Lending Income
WisdomTree Treasury Money Market Digital Fund	$—	$10,800,000	$5,100,000	$—	$—	$5,700,000	$9,354

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Standard Chartered Bank	4/1/2026	72,290	USD	500,000	CNH	$ —	$(103)
Standard Chartered Bank	4/1/2026	255,261	USD	2,000,000	HKD	165	—
						$165	$(103)

See Notes to Financial Statements.

WisdomTree Trust    7

Schedule of Investments (concluded) WisdomTree China ex-State-Owned Enterprises Fund (CXSE) March 31, 2026

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$497,813,587	$—	$—	$497,813,587
Rights	—	—	0*	0
Mutual Fund	—	23,583	—	23,583
Investment of Cash Collateral for Securities Loaned	—	5,962,819	—	5,962,819
Total Investments in Securities	$497,813,587	$5,986,402	$0	$503,799,989
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$165	$—	$165
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(103)	$—	$(103)
Total – Net	$497,813,587	$5,986,464	$0	$503,800,051

*     Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

8    WisdomTree Trust

Schedule of Investments WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE) March 31, 2026
Investments	Shares	Value
COMMON STOCKS – 100.1%
Argentina – 0.1%
Grupo Financiero Galicia SA, ADR*	25,272	$1,180,455
Vista Energy SAB de CV, ADR*	13,471	1,016,657
Total Argentina		2,197,112
Brazil – 4.3%
Allos SA	202,216	1,174,893
Ambev SA	1,152,641	3,366,132
B3 SA – Brasil Bolsa Balcao	1,516,481	5,343,454
Banco Bradesco SA	237,781	760,888
Banco BTG Pactual SA	230,335	2,482,896
Banco Santander Brasil SA	98,421	577,489
Brava Energia*	127,834	503,556
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	115,381	3,496,374
Cosan SA*	291,550	300,374
Embraer SA	206,667	3,045,419
Energisa SA	92,047	924,709
Eneva SA*	337,045	1,583,907
Engie Brasil Energia SA	94,333	593,064
Equatorial SA	331,504	2,588,194
GPS Participacoes & Empreendimentos SA(a)	223,269	714,023
Hapvida Participacoes & Investimentos SA*(a)	60,042	116,130
Hypera SA	129,763	578,497
Itau Unibanco Holding SA	208,526	1,709,914
Klabin SA	183,942	687,235
Localiza Rent a Car SA	231,943	2,086,708
Lojas Renner SA	187,748	537,866
MBRF Global Foods Co. SA	190,825	790,788
MercadoLibre, Inc.*	9,387	16,230,311
Motiva Infraestrutura de Mobilidade SA	328,509	994,595
Multiplan Empreendimentos Imobiliarios SA	91,730	558,782
PRIO SA*	291,886	3,700,873
Raia Drogasil SA	367,228	1,654,722
Rede D’Or Sao Luiz SA(a)	283,202	2,113,460
Rumo SA	308,878	961,186
Sendas Distribuidora SA	428,926	778,678
Suzano SA	201,976	2,007,402
Telefonica Brasil SA	236,700	1,868,869
TIM SA	293,000	1,540,762
TOTVS SA	157,024	1,050,646
Transmissora Alianca de Energia Eletrica SA	110,466	909,841
Ultrapar Participacoes SA	293,004	1,611,481
Vibra Energia SA	287,242	1,739,310
WEG SA	462,288	4,515,806
Total Brazil		76,199,234
Chile – 0.5%
Banco de Chile	12,409,838	2,234,465
Banco Santander Chile	19,140,825	1,572,331
Cencosud SA	369,506	1,000,746
Investments	Shares	Value
Empresas CMPC SA	314,288	$424,118
Empresas Copec SA	98,681	676,397
Enel Americas SA	21,892,856	1,859,360
Latam Airlines Group SA	52,681,312	1,286,974
Total Chile		9,054,391
China – 23.3%
3SBio, Inc.*(a)	333,000	961,598
AAC Technologies Holdings, Inc.	112,500	474,956
Aier Eye Hospital Group Co. Ltd., Class A	409,385	563,692
Airtac International Group	34,000	1,056,053
Akeso, Inc.*(a)	135,000	2,241,907
Alibaba Group Holding Ltd.	3,241,432	49,199,052
ANTA Sports Products Ltd.	188,100	1,816,174
Ascentage Pharma Group International*(a)	54,400	319,176
Atour Lifestyle Holdings Ltd., ADR	14,291	526,052
Autohome, Inc., ADR	24,494	425,461
Avary Holding Shenzhen Co. Ltd., Class A	62,600	472,851
Baidu, Inc., Class A*	366,650	4,943,102
Beijing Kingsoft Office Software, Inc., Class A	18,075	611,232
Bilibili, Inc., Class Z*	47,494	1,034,059
Bosideng International Holdings Ltd.	936,000	477,539
Budweiser Brewing Co. APAC Ltd.(a)(b)	1,060,100	973,536
BYD Co. Ltd., Class A	246,930	3,762,923
BYD Co. Ltd., Class H	618,700	8,349,080
BYD Electronic International Co. Ltd.(b)	112,500	396,036
Cambricon Technologies Corp. Ltd., Class A*	16,971	2,415,407
Chaozhou Three-Circle Group Co. Ltd., Class A	128,800	985,576
Chifeng Jilong Gold Mining Co. Ltd., Class A	148,400	927,137
China Conch Venture Holdings Ltd.	563,400	820,646
China Feihe Ltd.(a)	1,256,000	557,496
China Hongqiao Group Ltd.	521,500	2,312,102
China Literature Ltd.*(a)(b)	160,800	521,356
China Medical System Holdings Ltd.	224,000	382,276
China Minsheng Banking Corp. Ltd., Class A	2,658,779	1,458,985
China Ruyi Holdings Ltd.*	2,160,000	421,520
Chinasoft International Ltd.*	886,000	370,664
Chow Tai Fook Jewellery Group Ltd.	445,800	618,645
Contemporary Amperex Technology Co. Ltd., Class A	241,250	14,031,321
Country Garden Services Holdings Co. Ltd.	928,000	699,533
Dongyue Group Ltd.	222,000	306,375
East Buy Holding Ltd.*(a)	112,500	389,722
East Money Information Co. Ltd., Class A	1,180,753	3,229,389
Eastroc Beverage Group Co. Ltd., Class A	17,000	505,247
ENN Energy Holdings Ltd.	60,600	489,657
Eoptolink Technology, Inc. Ltd., Class A	74,100	4,751,103
Eve Energy Co. Ltd., Class A	107,400	967,684
Everest Medicines Ltd.*(a)	56,000	267,993
Focus Media Information Technology Co. Ltd., Class A	1,180,000	1,119,058

See Notes to Financial Statements.

WisdomTree Trust    9

Schedule of Investments (continued) WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE) March 31, 2026
Investments	Shares	Value
Foshan Haitian Flavouring & Food Co. Ltd., Class A	67,266	$399,309
Fosun International Ltd.(b)	1,509,500	797,088
Foxconn Industrial Internet Co. Ltd., Class A	391,700	2,918,453
Fufeng Group Ltd.(b)	662,000	584,301
Fuyao Glass Industry Group Co. Ltd., Class A	113,182	934,075
Fuyao Glass Industry Group Co. Ltd., Class H(a)	130,800	978,473
Ganfeng Lithium Group Co. Ltd., Class A	141,120	1,601,486
GCL Technology Holdings Ltd.*	2,154,000	236,275
GDS Holdings Ltd., Class A*	173,300	854,100
Geely Automobile Holdings Ltd.	771,000	2,057,259
GEM Co. Ltd., Class A	561,100	640,983
Genscript Biotech Corp.*	358,000	500,000
Giant Biogene Holding Co. Ltd.(a)(b)	74,000	259,560
Giant Network Group Co. Ltd., Class A	112,600	514,197
GigaDevice Semiconductor, Inc., Class A	51,200	1,765,057
GoerTek, Inc., Class A	202,000	653,962
Goldwind Science & Technology Co. Ltd., Class H	230,200	419,282
Gotion High-tech Co. Ltd., Class A	101,400	524,126
Great Wall Motor Co. Ltd., Class H	519,700	817,976
Gree Electric Appliances, Inc. of Zhuhai, Class A	360,500	1,974,041
Guangdong Haid Group Co. Ltd., Class A	55,900	403,142
Guangdong HEC Technology Holding Co. Ltd., Class A*	155,700	683,063
Guangzhou Tinci Materials Technology Co. Ltd., Class A	103,700	690,663
Guming Holdings Ltd.(b)	188,000	654,626
H World Group Ltd.	271,770	1,355,349
Haidilao International Holding Ltd.(a)	225,300	410,070
Haier Smart Home Co. Ltd., Class A	338,900	1,049,080
Haier Smart Home Co. Ltd., Class H	330,800	874,235
Hainan Airlines Holding Co. Ltd., Class A*	3,136,400	658,459
Haitian International Holdings Ltd.	405,000	1,039,336
Hangzhou Chang Chuan Technology Co. Ltd., Class A	31,300	548,578
Hangzhou Silan Microelectronics Co. Ltd., Class A	112,600	416,053
Hansoh Pharmaceutical Group Co. Ltd.(a)	278,000	1,258,060
Hengan International Group Co. Ltd.	484,000	1,697,661
Hengtong Optic-electric Co. Ltd., Class A	201,800	1,538,620
Horizon Robotics*(b)	1,608,600	1,358,247
Hundsun Technologies, Inc., Class A	155,171	573,576
HUTCHMED China Ltd.*(b)	189,000	546,736
Hwatsing Technology Co. Ltd., Class A	16,746	421,881
Inner Mongolia Xingye Silver&Tin Mining Co. Ltd., Class A	91,400	532,252
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	383,200	1,461,960
InnoCare Pharma Ltd., Class H*(a)	206,000	356,287
Innovent Biologics, Inc.*(a)	230,500	2,496,040
iQIYI, Inc., ADR*	188,328	254,243
J&T Global Express Ltd.*	1,078,400	1,390,605
Investments	Shares	Value
JCET Group Co. Ltd., Class A	116,600	$654,184
JD Health International, Inc.*	171,450	1,029,111
JD Logistics, Inc.*(a)	298,800	520,219
JD.com, Inc., Class A	472,909	6,828,053
Jiangsu Hengli Hydraulic Co. Ltd., Class A	55,100	765,865
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	325,513	2,602,520
Jiangsu Hoperun Software Co. Ltd., Class A	67,400	378,440
Jiangsu Zhongtian Technology Co. Ltd., Class A	156,100	680,071
JOYY, Inc., ADR	7,482	436,874
Kanzhun Ltd., ADR	60,457	809,519
KE Holdings, Inc., Class A	375,600	1,815,673
Keymed Biosciences, Inc.*(a)(b)	62,500	483,884
Kingboard Holdings Ltd.	229,500	961,885
Kingdee International Software Group Co. Ltd.*	473,000	517,029
Kingfa Sci & Tech Co. Ltd., Class A	169,900	410,808
Kingnet Network Co. Ltd., Class A	148,600	380,822
Kingsoft Cloud Holdings Ltd.*(b)	442,000	388,995
Kingsoft Corp. Ltd.(b)	147,400	422,636
Kuaishou Technology(a)	433,200	2,493,047
Kuang-Chi Technologies Co. Ltd., Class A*	121,700	676,278
Laopu Gold Co. Ltd., Class H(b)	10,300	821,746
Lens Technology Co. Ltd., Class A	202,500	820,356
Li Auto, Inc., Class A*(b)	213,900	1,847,023
Li Ning Co. Ltd.	260,000	709,676
Lingbao Gold Group Co. Ltd., Class H(b)	113,000	371,853
Lingyi iTech Guangdong Co., Class A	246,600	458,088
Longfor Group Holdings Ltd.(a)(b)	279,500	269,154
LONGi Green Energy Technology Co. Ltd., Class A*	338,672	860,079
Lufax Holding Ltd., ADR*(b)	97,595	182,503
Luxshare Precision Industry Co. Ltd., Class A	381,000	2,717,370
Meitu, Inc.*(a)	538,000	294,383
Meituan, Class B*(a)	960,700	10,164,290
Midea Group Co. Ltd., Class A	473,600	5,235,403
MINISO Group Holding Ltd.(b)	104,400	409,600
Minth Group Ltd.	134,000	554,445
Mixue Group, Class H*(b)	13,200	493,304
Montage Technology Co. Ltd., Class A	90,199	1,636,111
Muyuan Foods Co. Ltd., Class A	216,976	1,310,332
NetEase Cloud Music, Inc.*(a)(b)	15,950	262,436
NetEase, Inc.	292,630	6,363,794
New Oriental Education & Technology Group, Inc.	224,100	1,246,239
Ningxia Baofeng Energy Group Co. Ltd., Class A	284,800	1,198,298
NIO, Inc., Class A*(b)	253,020	1,415,456
Nongfu Spring Co. Ltd., Class H(a)	270,600	1,619,417
OFILM Group Co. Ltd., Class A*	246,800	308,737
OmniVision Integrated Circuits Group, Inc., Class A	67,340	925,856
PDD Holdings, Inc., ADR*	133,840	13,675,771
Phancy Group Co. Ltd., Class H*(b)	54,000	242,167

See Notes to Financial Statements.

10    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE) March 31, 2026
Investments	Shares	Value
Ping An Bank Co. Ltd., Class A	541,226	$868,256
Ping An Healthcare & Technology Co. Ltd.*(a)(b)	190,600	280,058
Ping An Insurance Group Co. of China Ltd., Class H	1,050,500	7,965,642
Ping An Insurance Group Co. of China Ltd., Class A	860,508	7,074,239
Piotech, Inc., Class A	12,781	684,693
Pop Mart International Group Ltd.(a)	122,600	2,245,524
Qfin Holdings, Inc., ADR	17,282	223,111
Range Intelligent Computing Technology Group Co. Ltd., Class A	58,500	684,379
Remegen Co. Ltd., Class H*(a)	36,500	445,996
RoboSense Technology Co. Ltd.*(b)	68,200	302,891
Rockchip Electronics Co. Ltd., Class A	17,400	383,512
Sanan Optoelectronics Co. Ltd., Class A	293,300	495,578
Sany Heavy Industry Co. Ltd., Class A	540,736	1,504,763
Satellite Chemical Co. Ltd., Class A	240,890	963,323
SF Holding Co. Ltd., Class A	198,073	1,090,926
SG Micro Corp., Class A	43,610	427,027
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	1,181,800	565,260
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	153,873	593,285
Shanghai United Imaging Healthcare Co. Ltd., Class A	42,255	685,213
Shanjin International Gold Co. Ltd., Class A	219,500	943,252
Shenzhen Inovance Technology Co. Ltd., Class A	163,500	1,586,069
Shenzhen Longsys Electronics Co. Ltd., Class A*	22,500	967,799
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	42,800	1,020,378
Shenzhen Transsion Holdings Co. Ltd., Class A	37,897	300,961
Shenzhou International Group Holdings Ltd.	54,000	322,201
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	123,200	618,792
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd., Class H*	8,800	516,313
Sino Biopharmaceutical Ltd.	1,574,000	1,182,477
SITC International Holdings Co. Ltd.	222,000	964,996
Smoore International Holdings Ltd.(a)(b)	359,000	406,612
Sunac China Holdings Ltd.*(b)	2,109,000	282,448
Sungrow Power Supply Co. Ltd., Class A	129,200	2,820,188
Sunny Optical Technology Group Co. Ltd.(b)	93,700	638,793
Sunwoda Electronic Co. Ltd., Class A	147,900	539,847
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	114,400	1,711,023
Suzhou TFC Optical Communication Co. Ltd., Class A	40,360	1,762,430
TAL Education Group, ADR*	76,074	864,961
TBEA Co. Ltd., Class A	311,853	1,196,534
TCL Technology Group Corp., Class A	1,153,200	712,955
Tencent Holdings Ltd.	1,037,400	64,041,938
Tencent Music Entertainment Group, Class A	139,400	661,066
Tianqi Lithium Corp., Class A*	82,000	658,688
Investments	Shares	Value
Tingyi Cayman Islands Holding Corp.	420,000	$695,339
Tongcheng Travel Holdings Ltd.	218,000	500,497
Tongwei Co. Ltd., Class A*	264,058	631,595
Topsports International Holdings Ltd.(a)	1,309,000	457,470
Trip.com Group Ltd.*	111,520	5,416,548
UBTech Robotics Corp. Ltd., Class H*	48,100	523,933
Uni-President China Holdings Ltd.(b)	691,000	693,626
Verisilicon Microelectronics Shanghai Co. Ltd., Class A*	29,827	873,645
Victory Giant Technology Huizhou Co. Ltd., Class A	53,300	1,937,003
Vipshop Holdings Ltd., ADR	54,023	849,242
Vnet Group, Inc., ADR*	35,999	302,032
Want Want China Holdings Ltd.	837,000	492,152
Weibo Corp., Class A	72,880	624,205
Wens Foodstuff Group Co. Ltd., Class A	397,100	955,565
Wingtech Technology Co. Ltd., Class A*	76,270	346,305
Wolong Electric Group Co. Ltd., Class A	92,400	496,603
WUS Printed Circuit Kunshan Co. Ltd., Class A	135,400	1,489,327
WuXi AppTec Co. Ltd., Class H(a)	61,000	914,199
WuXi AppTec Co. Ltd., Class A	211,373	3,002,257
Wuxi Biologics Cayman, Inc.*(a)	515,000	2,168,988
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	123,400	852,242
WuXi XDC Cayman, Inc.*	57,000	423,127
XD, Inc.(b)	44,800	345,420
Xiaomi Corp., Class B*(a)	2,755,600	11,162,707
Xinyi Glass Holdings Ltd.(b)	334,066	417,146
Xinyi Solar Holdings Ltd.(b)	1,139,301	422,868
XPeng, Inc., Class A*(b)	254,000	2,120,392
XtalPi Holdings Ltd.*(b)	304,000	349,358
Xtep International Holdings Ltd.	882,500	503,147
Yadea Group Holdings Ltd.(a)	450,000	760,504
Yum China Holdings, Inc.	61,144	3,005,650
Yutong Bus Co. Ltd., Class A	156,400	812,038
Zai Lab Ltd.*(b)	213,100	372,372
Zangge Mining Co. Ltd., Class A	65,100	747,170
Zhejiang Huayou Cobalt Co. Ltd., Class A	112,770	958,921
Zhejiang Leapmotor Technology Co. Ltd., Class H*(a)	94,300	565,545
Zhejiang NHU Co. Ltd., Class A	201,680	1,008,882
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	189,400	1,166,285
Zhejiang Shuanghuan Driveline Co. Ltd., Class A	64,900	338,374
ZhongAn Online P&C Insurance Co. Ltd., Class H*(a)	172,900	281,176
Zhongji Innolight Co. Ltd., Class A	78,080	6,437,160
Zhongsheng Group Holdings Ltd.(b)	201,000	210,737
Zhuzhou CRRC Times Electric Co. Ltd., Class H	35,000	162,674
ZTO Express Cayman, Inc.	65,862	1,583,504
Total China		409,504,323

See Notes to Financial Statements.

WisdomTree Trust    11

Schedule of Investments (continued) WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE) March 31, 2026
Investments	Shares	Value
Czech Republic – 0.2%
Komercni Banka AS	34,927	$1,767,531
Moneta Money Bank AS(a)	167,520	1,450,383
Total Czech Republic		3,217,914
Hong Kong – 0.0%
Damai Entertainment Holdings Ltd.*	2,890,000	232,226
Nine Dragons Paper Holdings Ltd.*(b)	756,000	637,377
Total Hong Kong		869,603
Hungary – 0.4%
MOL Hungarian Oil & Gas PLC	95,259	1,124,362
OTP Bank Nyrt	44,937	4,748,936
Richter Gedeon Nyrt	25,195	890,041
Total Hungary		6,763,339
India – 15.9%
360 ONE WAM Ltd.	59,333	594,026
ABB India Ltd.	12,032	753,707
ACC Ltd.	21,176	280,103
Adani Energy Solutions Ltd.*	64,032	631,147
Adani Enterprises Ltd.	46,458	861,480
Adani Green Energy Ltd.*	89,581	762,086
Adani Ports & Special Economic Zone Ltd.	159,566	2,208,214
Adani Power Ltd.*	971,625	1,540,996
Aditya Birla Capital Ltd.*	168,906	520,437
Alkem Laboratories Ltd.	10,709	598,289
Ambuja Cements Ltd.	140,675	595,114
Apar Industries Ltd.	4,427	461,189
APL Apollo Tubes Ltd.	50,878	1,039,030
Apollo Hospitals Enterprise Ltd.	29,934	2,341,416
Ashok Leyland Ltd.	911,980	1,481,975
Asian Paints Ltd.	98,346	2,245,035
Astral Ltd.	38,778	653,736
AU Small Finance Bank Ltd.(a)	95,529	848,744
Aurobindo Pharma Ltd.	59,409	817,018
Avenue Supermarts Ltd.*(a)	39,231	1,636,597
Axis Bank Ltd.	490,055	6,000,088
Bajaj Auto Ltd.	16,127	1,493,106
Bajaj Finance Ltd.	548,194	4,632,690
Bajaj Finserv Ltd.	74,419	1,280,322
Bajaj Holdings & Investment Ltd.	4,381	403,972
Bajaj Housing Finance Ltd.*	1,475,559	1,137,059
Balkrishna Industries Ltd.	25,123	551,733
Bandhan Bank Ltd.(a)	165,710	246,952
Berger Paints India Ltd.	133,109	575,386
Bharat Forge Ltd.	69,235	1,222,377
Bharti Airtel Ltd.	595,017	11,181,574
Biocon Ltd.	106,512	405,279
Blue Star Ltd.	26,353	447,521
Bosch Ltd.	2,029	614,912
Britannia Industries Ltd.	29,770	1,702,107
Investments	Shares	Value
Castrol India Ltd.	381,116	$697,228
CG Power & Industrial Solutions Ltd.	162,374	1,121,397
Cholamandalam Financial Holdings Ltd.	18,046	259,763
Cholamandalam Investment & Finance Co. Ltd.	73,319	1,047,196
Cipla Ltd.	131,352	1,695,343
Coforge Ltd.	73,483	863,601
Colgate-Palmolive India Ltd.	38,634	728,577
Computer Age Management Services Ltd.	89,769	592,284
Coromandel International Ltd.	26,351	530,583
Crompton Greaves Consumer Electricals Ltd.	173,862	409,869
Cummins India Ltd.	35,216	1,670,823
Dabur India Ltd.	77,732	336,379
Deepak Nitrite Ltd.	18,315	248,477
Delhivery Ltd.*	125,833	552,823
Divi’s Laboratories Ltd.	31,297	1,962,316
Dixon Technologies India Ltd.	7,870	802,610
DLF Ltd.	179,836	955,788
Dr. Reddy’s Laboratories Ltd.	138,883	1,837,497
Eicher Motors Ltd.	33,442	2,322,108
Emami Ltd.	44,635	185,131
Eternal Ltd.*	1,071,002	2,585,570
Federal Bank Ltd.	555,577	1,519,437
Fortis Healthcare Ltd.	165,323	1,385,699
FSN E-Commerce Ventures Ltd.*	278,652	690,396
GE Vernova T&D India Ltd.	27,811	1,067,417
Gland Pharma Ltd.(a)	56,308	1,006,908
Glenmark Pharmaceuticals Ltd.	27,387	615,515
GMR Airports Infrastructure Ltd.*	827,206	739,132
Godrej Consumer Products Ltd.	94,349	979,611
Godrej Properties Ltd.*	33,913	526,061
Grasim Industries Ltd.	85,686	2,310,616
Gujarat Fluorochemicals Ltd.	9,029	288,275
Havells India Ltd.	60,123	754,701
HCL Technologies Ltd.	235,128	3,325,797
HDFC Asset Management Co. Ltd.(a)	66,078	1,544,093
HDFC Bank Ltd.	2,310,391	17,819,597
HDFC Life Insurance Co. Ltd.(a)	224,544	1,398,181
Hero MotoCorp Ltd.	30,691	1,638,277
Hindalco Industries Ltd.	286,882	2,675,130
Hindustan Unilever Ltd.	171,818	3,722,984
Hitachi Energy India Ltd.	2,932	749,161
Hyundai Motor India Ltd.	33,801	633,621
ICICI Bank Ltd., ADR	498,609	12,913,973
ICICI Lombard General Insurance Co. Ltd.(a)	63,528	1,145,729
ICICI Prudential Life Insurance Co. Ltd.(a)	86,930	467,009
IDFC First Bank Ltd.	896,731	556,387
Indian Hotels Co. Ltd.	253,001	1,522,961
Indus Towers Ltd.*	242,723	1,070,068
IndusInd Bank Ltd.*	79,695	632,233
Info Edge India Ltd.	104,957	1,070,830

See Notes to Financial Statements.

12    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE) March 31, 2026
Investments	Shares	Value
Infosys Ltd., ADR(b)	535,212	$7,230,714
InterGlobe Aviation Ltd.(a)	40,985	1,704,022
Jindal Stainless Ltd.	93,905	703,876
Jindal Steel Ltd.	87,848	1,030,942
Jio Financial Services Ltd.	588,653	1,390,816
JSW Energy Ltd.	129,569	644,233
JSW Steel Ltd.	211,868	2,507,380
Jubilant Foodworks Ltd.	87,063	398,466
Kalpataru Projects International Ltd.	21,374	238,328
Kalyan Jewellers India Ltd.	66,152	262,170
Kaynes Technology India Ltd.*	6,568	237,490
KEC International Ltd.	87,005	469,017
KEI Industries Ltd.	13,400	570,479
Kotak Mahindra Bank Ltd.	1,111,390	4,140,964
KPIT Technologies Ltd.	42,601	285,096
Kwality Wall’s India Ltd.*	182,573	43,252
Larsen & Toubro Ltd.	139,870	5,167,369
Laurus Labs Ltd.(a)	117,383	1,228,547
Linde India Ltd.	4,549	328,242
Lloyds Metals & Energy Ltd.	39,527	529,965
Lodha Developers Ltd.(a)	64,417	459,788
LTIMindtree Ltd.(a)	19,134	809,711
Lupin Ltd.	68,995	1,683,180
Mahindra & Mahindra Financial Services Ltd.	437,905	1,320,888
Mahindra & Mahindra Ltd.	195,710	6,096,700
Manappuram Finance Ltd.	288,127	762,780
Mankind Pharma Ltd.	28,955	612,322
Marico Ltd.	140,210	1,087,917
Maruti Suzuki India Ltd.	28,790	3,735,313
Max Financial Services Ltd.*	68,500	1,076,587
Max Healthcare Institute Ltd.	187,863	1,905,988
Motherson Sumi Wiring India Ltd.	1,934,023	752,413
Motilal Oswal Financial Services Ltd.	68,203	454,992
Mphasis Ltd.	24,662	533,809
MRF Ltd.	677	917,156
Multi Commodity Exchange of India Ltd.	34,790	876,419
Muthoot Finance Ltd.	16,388	546,003
Nestle India Ltd.	144,750	1,792,879
Neuland Laboratories Ltd.	3,382	428,844
Nippon Life India Asset Management Ltd.(a)	132,801	1,122,418
One 97 Communications Ltd.*	73,863	746,817
Oracle Financial Services Software Ltd.	5,527	392,227
Page Industries Ltd.	2,029	679,729
Patanjali Foods Ltd.	68,124	330,210
PB Fintech Ltd.*	80,166	1,206,774
Persistent Systems Ltd.	28,406	1,460,660
Phoenix Mills Ltd.	47,491	754,208
PI Industries Ltd.	22,461	643,835
Pidilite Industries Ltd.	60,944	825,662
Piramal Pharma Ltd.	408,499	588,057
Investments	Shares	Value
Polycab India Ltd.	10,669	$769,787
Poonawalla Fincorp Ltd.*	146,539	569,169
Prestige Estates Projects Ltd.	38,407	456,152
Radico Khaitan Ltd.	21,178	587,075
RBL Bank Ltd.(a)	508,669	1,553,914
Reliance Industries Ltd., GDR(a)	329,334	19,134,305
Reliance Power Ltd.*	909,896	195,316
Samvardhana Motherson International Ltd.	1,004,453	1,112,802
Schaeffler India Ltd.	8,298	336,369
Shree Cement Ltd.	3,228	783,443
Shriram Finance Ltd.	228,683	2,102,658
Siemens Ltd.*	22,949	710,134
Solar Industries India Ltd.	6,090	775,370
SRF Ltd.	31,847	818,598
Sun Pharmaceutical Industries Ltd.	240,255	4,451,045
Sundaram Finance Ltd.	10,394	479,489
Supreme Industries Ltd.	17,096	675,035
Suzlon Energy Ltd.*	2,599,125	1,084,056
Swiggy Ltd.*	293,609	804,998
Tata Chemicals Ltd.	25,500	156,806
Tata Communications Ltd.	32,073	455,791
Tata Consultancy Services Ltd.	150,270	3,737,233
Tata Consumer Products Ltd.	157,351	1,683,520
Tata Elxsi Ltd.	9,381	393,305
Tata Motors Ltd.*	441,238	1,836,616
Tata Motors Passenger Vehicles Limited	397,621	1,241,717
Tata Power Co. Ltd.	310,055	1,238,112
Tata Steel Ltd.	1,818,239	3,677,933
Tech Mahindra Ltd.	148,371	2,164,978
Timken India Ltd.	20,172	685,942
Titan Co. Ltd.	90,400	3,766,065
Torrent Pharmaceuticals Ltd.	34,662	1,542,251
Torrent Power Ltd.	44,183	608,275
Trent Ltd.	43,376	1,507,227
Tube Investments of India Ltd.	28,474	755,704
TVS Motor Co. Ltd.	57,951	2,055,226
UltraTech Cement Ltd.	26,229	2,971,369
United Spirits Ltd.	101,609	1,305,669
UNO Minda Ltd.	42,432	461,502
UPL Ltd.	105,047	629,017
Varun Beverages Ltd.	291,765	1,181,533
Vedanta Ltd.	352,621	2,434,362
Vishal Mega Mart Ltd.*	398,498	442,408
Voltas Ltd.	60,440	811,060
Wipro Ltd.	728,315	1,440,831
Zydus Lifesciences Ltd.	44,673	410,328
Total India		279,650,728
Indonesia – 1.2%
Adaro Andalan Indonesia PT	2,229,100	1,478,896
Amman Mineral Internasional PT*	3,028,300	876,709
Astra International Tbk. PT	4,131,400	1,519,389
See Notes to Financial Statements.

WisdomTree Trust    13

Schedule of Investments (continued) WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE) March 31, 2026
Investments	Shares	Value
Bank Central Asia Tbk. PT	15,422,900	$5,853,524
Barito Pacific Tbk. PT*	6,953,066	558,471
Barito Renewables Energy Tbk. PT*	4,061,200	1,254,600
Bumi Resources Minerals Tbk. PT*	17,950,700	771,074
Bumi Resources Tbk. PT*	42,011,800	533,970
Chandra Asri Pacific Tbk. PT	3,338,600	933,146
Charoen Pokphand Indonesia Tbk. PT	1,398,500	337,394
Dian Swastatika Sentosa Tbk. PT*	383,400	1,488,976
Elang Mahkota Teknologi Tbk. PT	7,451,700	335,435
Indah Kiat Pulp & Paper Tbk. PT	1,109,100	662,412
Indofood CBP Sukses Makmur Tbk. PT	811,400	350,925
Indofood Sukses Makmur Tbk. PT	1,735,800	648,582
Merdeka Battery Materials Tbk. PT*	12,735,400	547,050
Merdeka Copper Gold Tbk. PT*	3,533,200	652,814
Pantai Indah Kapuk Dua Tbk. PT	575,400	254,782
Petrindo Jaya Kreasi Tbk. PT	4,168,100	259,977
Sumber Alfaria Trijaya Tbk. PT	5,704,000	496,744
United Tractors Tbk. PT	515,800	942,398
Total Indonesia		20,757,268
Malaysia – 1.3%
Alliance Bank Malaysia Bhd.	723,400	861,148
Frontken Corp. Bhd.	843,100	778,759
Genting Bhd	962,800	530,265
Genting Malaysia Bhd.	1,513,500	665,357
Hong Leong Bank Bhd.	530,608	2,869,922
Mr. DIY Group M Bhd.(a)	2,633,200	995,010
Nestle Malaysia Bhd.	32,200	788,260
PPB Group Bhd.	347,100	1,028,698
Press Metal Aluminium Holdings Bhd.	2,565,500	5,068,906
QL Resources Bhd.	802,737	733,546
Sunway Bhd.	1,479,300	1,753,678
Sunway Healthcare Holdings bhd*	147,930	73,070
United Plantations Bhd.	203,050	1,705,038
Westports Holdings Bhd.	670,129	981,444
YTL Corp. Bhd.	3,206,380	1,338,301
YTL Power International Bhd.	1,757,500	1,302,173
Zetrix Ai Bhd.	3,963,100	724,301
Total Malaysia		22,197,876
Mexico – 2.5%
America Movil SAB de CV, Series B	3,347,202	4,226,326
Arca Continental SAB de CV	95,365	1,092,695
Banco del Bajio SA(a)	188,925	582,226
Cemex SAB de CV, Series CPO	3,074,612	3,502,108
Coca-Cola Femsa SAB de CV	126,977	1,229,548
Corp. Inmobiliaria Vesta SAB de CV	292,425	972,670
Fibra Uno Administracion SA de CV	695,308	1,124,193
Fomento Economico Mexicano SAB de CV	352,189	3,863,020
Gruma SAB de CV, Class B	37,838	689,270
Grupo Aeroportuario del Centro Norte SAB de CV	68,145	970,343
Investments	Shares	Value
Grupo Aeroportuario del Pacifico SAB de CV, Class B	90,262	$2,212,086
Grupo Aeroportuario del Sureste SAB de CV, Class B	40,600	1,359,244
Grupo Bimbo SAB de CV, Series A(b)	243,267	810,373
Grupo Carso SAB de CV, Series A1(b)	121,779	908,677
Grupo Financiero Banorte SAB de CV, Class O	462,680	5,097,776
Grupo Financiero Inbursa SAB de CV, Class O	422,988	1,058,554
Grupo Mexico SAB de CV, Series B	592,648	6,304,410
Grupo Televisa SAB, Series CPO	531,424	306,633
Industrias Penoles SAB de CV*	34,509	1,523,721
Kimberly-Clark de Mexico SAB de CV, Class A	320,278	753,230
Prologis Property Mexico SA de CV	181,380	786,886
Sigma Foods SAB de CV, Class A	928,432	921,150
Wal-Mart de Mexico SAB de CV	889,639	2,869,883
Total Mexico		43,165,022
Philippines – 0.5%
Ayala Corp.	27,010	223,861
Ayala Land, Inc.	1,273,400	338,316
Bank of the Philippine Islands	477,077	784,526
BDO Unibank, Inc.	421,223	782,123
International Container Terminal Services, Inc.	149,220	1,689,932
JG Summit Holdings, Inc.	40	18
Jollibee Foods Corp.	114,790	335,772
Metropolitan Bank & Trust Co.	543,210	567,800
PLDT, Inc.	116,065	2,474,143
SM Investments Corp.	29,645	302,550
SM Prime Holdings, Inc.	1,638,400	551,527
Universal Robina Corp.	78,160	84,014
Total Philippines		8,134,582
Poland – 1.2%
Alior Bank SA	22,887	679,295
Allegro.eu SA*(a)	253,861	1,794,980
Asseco Poland SA	16,691	758,428
Bank Millennium SA*	210,760	923,759
Bank Polska Kasa Opieki SA	59,964	3,498,389
Benefit Systems SA*(b)	673	630,026
Budimex SA(b)	5,208	923,402
CD Projekt SA(b)	26,415	1,676,423
Dino Polska SA*(a)	177,570	1,589,916
Grupa Kety SA(b)	3,360	887,756
KRUK SA	3,751	451,663
LPP SA	457	2,733,628
mBank SA*	5,196	1,504,562
Modivo SA*(b)	18,705	471,633
Pepco Group NV	50,344	360,425
Santander Bank Polska SA	13,078	2,045,164
XTB SA(a)(b)	17,680	449,013
Total Poland		21,378,462

See Notes to Financial Statements.

14    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE) March 31, 2026
Investments	Shares	Value
Romania – 0.1%
NEPI Rockcastle NV*	185,276	$1,469,652
Russia – 0.0%
Evraz PLC*^	757,034	0
HeadHunter Group PLC, ADR*^	35,535	0
LUKOIL PJSC*^	383,480	0
LUKOIL PJSC, ADR*^	91,105	0
Magnitogorsk Iron & Steel Works PJSC, GDR*^(c)	101,979	0
Mobile TeleSystems PJSC, ADR*^	777,676	0
Novatek PJSC*^	1,138,580	0
Novolipetsk Steel PJSC*^	948,540	0
Ozon Holdings PLC, ADR*^(b)	43,104	0
PhosAgro PJSC, GDR*^(c)	835	0
PhosAgro PJSC*^	43,175	0
Polyus PJSC*^	375,930	0
Severstal PAO, GDR*^(c)	123,722	0
Sistema AFK PAO*^	4,256,200	0
Surgutneftegas PAO*^	7,201,040	0
VK IPJSC, GDR*^(c)	167,707	0
X5 Retail Group NV, GDR*^(c)	166,238	0
Total Russia		0
Saudi Arabia – 3.4%
Advanced Petrochemical Co.*(b)	73,390	494,013
Al Rajhi Bank	913,187	25,940,877
Al Rajhi Co. for Co.-operative Insurance*(b)	20,616	580,694
Aldrees Petroleum & Transport Services Co.	25,505	907,349
Alinma Bank	562,165	4,323,424
Arabian Centres Co.(a)	125,033	569,422
Astra Industrial Group(b)	19,563	797,096
Bank AlBilad(b)	332,221	2,399,187
Bank Al-Jazira	349,279	1,092,719
Bupa Arabia for Cooperative Insurance Co.	12,473	584,994
Dallah Healthcare Co.(b)	16,018	569,846
Dar Al Arkan Real Estate Development Co.*(b)	274,783	1,329,028
Dr. Sulaiman Al Habib Medical Services Group Co.(b)	49,849	3,432,549
Electrical Industries Co.	240,124	1,068,611
Etihad Etisalat Co.	195,598	3,403,653
Jabal Omar Development Co.*(b)	260,067	1,099,841
Jamjoom Pharmaceuticals Factory Co.(b)	12,665	480,262
Jarir Marketing Co.	228,360	859,256
Makkah Construction & Development Co.(b)	46,946	1,056,491
Mobile Telecommunications Co. Saudi Arabia	154,908	476,373
Mouwasat Medical Services Co.(b)	38,058	736,799
Nahdi Medical Co.(b)	12,564	351,883
National Medical Care Co.(b)	11,639	428,018
Rasan Information Technology Co.*(b)	23,520	846,133
Riyadh Cables Group Co.(b)	27,167	868,018
Saudi Awwal Bank(b)	160,895	1,599,260
Saudi Research & Media Group*(b)	19,173	450,381
Investments	Shares	Value
Saudia Dairy & Foodstuff Co.(b)	6,246	$349,534
Seera Group Holding*	77,920	410,094
Taiba Investments Co.(b)	61,662	607,648
Umm Al Qura for Development & Construction Co.*(b)	225,233	990,339
Total Saudi Arabia		59,103,792
South Africa – 3.9%
Absa Group Ltd.	233,006	3,283,115
Advtech Ltd.	248,553	612,906
African Rainbow Minerals Ltd.	70,680	953,328
AVI Ltd.	54,182	328,716
Bid Corp. Ltd.	102,042	2,429,694
Capitec Bank Holdings Ltd.	24,865	5,988,155
Discovery Ltd.	174,907	2,537,135
DRDGOLD Ltd.	179,724	518,777
Exxaro Resources Ltd.	64,184	842,238
FirstRand Ltd.	1,447,836	7,285,912
Harmony Gold Mining Co. Ltd.	172,986	2,587,084
Impala Platinum Holdings Ltd.	262,795	3,668,153
Investec Ltd.	107,818	803,462
Kumba Iron Ore Ltd.	52,421	977,862
Momentum Group Ltd.	554,029	1,163,566
Mr. Price Group Ltd.	81,388	729,223
MTN Group Ltd.	532,400	6,079,018
Nedbank Group Ltd.	126,705	1,974,577
Old Mutual Ltd.	1,149,915	927,053
Pepkor Holdings Ltd.(a)	1,037,166	1,369,356
PSG Financial Services Ltd.	11,471	17,886
Remgro Ltd.	120,356	1,325,656
Sanlam Ltd.	435,520	2,263,915
Shoprite Holdings Ltd.	130,503	2,102,686
Standard Bank Group Ltd.	366,463	6,517,871
Tiger Brands Ltd.	37,047	647,140
Truworths International Ltd.	418,577	1,263,495
Valterra Platinum Ltd.	85,822	7,024,193
Vodacom Group Ltd.	160,280	1,351,343
We Buy Cars Holdings Ltd.	278,913	648,502
Woolworths Holdings Ltd.	280,295	830,528
Total South Africa		69,052,545
South Korea – 16.2%
ABLBio, Inc.*	8,265	895,220
Alteogen, Inc.	8,357	1,863,295
Amorepacific Corp.	4,715	422,354
APR Corp.	4,399	967,886
Celltrion, Inc.*	30,204	3,888,766
CJ CheilJedang Corp.	1,153	162,978
CJ Corp.	4,476	552,322
Coway Co. Ltd.*	13,224	623,362
DB Insurance Co. Ltd.	10,704	1,144,723
Doosan Bobcat, Inc.	16,558	615,121

See Notes to Financial Statements.

WisdomTree Trust    15

Schedule of Investments (continued) WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE) March 31, 2026
Investments	Shares	Value
Doosan Co. Ltd.	1,271	$851,399
Doosan Enerbility Co. Ltd.*	89,867	5,386,211
Ecopro BM Co. Ltd.	10,835	1,359,636
GS Holdings Corp.	22,316	929,560
Hana Financial Group, Inc.	55,961	3,894,782
Hanjin Kal Corp.	8,013	563,968
Hankook Tire & Technology Co. Ltd.	22,798	805,257
Hanmi Pharm Co. Ltd.	2,158	725,603
Hanmi Semiconductor Co. Ltd.	8,766	1,436,533
Hanwha Aerospace Co. Ltd.	6,239	5,087,658
Hanwha Corp.	7,293	509,960
Hanwha Solutions Corp.*	23,552	571,251
Hanwha Systems Co. Ltd.	14,226	1,059,763
HD Hyundai Co. Ltd.	9,707	1,514,689
HD Hyundai Electric Co. Ltd.	3,885	2,110,352
HD Hyundai Heavy Industries Co. Ltd.	5,877	1,784,223
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	9,355	2,101,081
HLB, Inc.*	22,942	757,918
Hotel Shilla Co. Ltd.*	32,496	933,519
HYBE Co. Ltd.*	5,279	1,030,536
Hyosung Heavy Industries Corp.	935	1,499,272
Hyundai Engineering & Construction Co. Ltd.	14,180	1,315,560
Hyundai Glovis Co. Ltd.	10,308	1,396,474
Hyundai Mobis Co. Ltd.	10,579	2,610,820
Hyundai Motor Co.	24,939	7,253,827
Hyundai Rotem Co. Ltd.	13,190	1,459,671
Hyundai Steel Co.	16,039	352,373
IsuPetasys Co. Ltd.	9,857	630,683
Kakao Corp.	61,079	1,826,408
KakaoBank Corp.	72,376	1,131,724
KB Financial Group, Inc.	69,315	6,421,701
Kia Corp.	41,680	3,951,253
KIWOOM Securities Co. Ltd.	2,502	670,565
Korea Investment Holdings Co. Ltd.	10,774	1,424,434
Korea Zinc Co. Ltd.	2,131	1,978,443
Korean Air Lines Co. Ltd.	39,902	613,516
Krafton, Inc.*	6,549	1,090,324
KT&G Corp.	21,392	2,223,489
Kumho Petrochemical Co. Ltd.	8,316	640,131
L&F Co. Ltd.*	5,880	552,432
LG Chem Ltd.	7,792	1,521,110
LG CNS Co. Ltd.	9,638	351,125
LG Corp.	15,272	825,594
LG Display Co. Ltd.*	67,620	479,011
LG Electronics, Inc.	18,852	1,299,756
LG Energy Solution Ltd.*	6,859	1,766,641
LG H&H Co. Ltd.	2,028	327,043
LG Innotek Co. Ltd.	3,667	702,683
LIG Nex1 Co. Ltd.	2,625	1,047,155
LigaChem Biosciences, Inc.*	5,122	642,068
Investments	Shares	Value
LS Corp.	5,314	$888,182
LS Electric Co. Ltd.	3,387	1,587,743
Meritz Financial Group, Inc.*	17,971	1,307,067
Mirae Asset Securities Co. Ltd.	34,603	1,391,666
NAVER Corp.	29,402	3,868,053
NCSoft Corp.	3,875	566,709
NH Investment & Securities Co. Ltd.	93,492	1,806,786
Peptron, Inc.*	3,896	746,565
PharmaResearch Co. Ltd.	1,273	248,508
POSCO Future M Co. Ltd.	6,980	927,386
POSCO Holdings, Inc.	14,687	3,188,344
Posco International Corp.	16,675	778,417
Rainbow Robotics*	1,905	647,997
Sam Chun Dang Pharm Co. Ltd.	3,097	1,676,240
Samsung Biologics Co. Ltd.*(a)	2,692	2,643,403
Samsung C&T Corp.	15,589	2,580,101
Samsung E&A Co. Ltd.	29,932	697,661
Samsung Electro-Mechanics Co. Ltd.	10,864	2,890,399
Samsung Electronics Co. Ltd.	813,301	88,782,638
Samsung Episholdings Co. Ltd.*	1,463	471,858
Samsung Fire & Marine Insurance Co. Ltd.	7,450	2,142,608
Samsung Heavy Industries Co. Ltd.*	160,165	2,556,742
Samsung Life Insurance Co. Ltd.	20,370	2,799,520
Samsung SDI Co. Ltd.*	7,726	2,058,047
Samsung SDS Co. Ltd.	5,732	561,730
Samyang Foods Co. Ltd.	914	716,091
Shinhan Financial Group Co. Ltd.	93,229	5,338,154
SK Biopharmaceuticals Co. Ltd.*	7,851	485,930
SK hynix, Inc.	86,613	45,634,898
SK Innovation Co. Ltd.	9,918	703,873
SK Square Co. Ltd.*	15,061	4,587,181
SK Telecom Co. Ltd.	9,129	455,362
SK, Inc.	6,650	1,306,859
SKC Co. Ltd.*	2,667	158,977
S-Oil Corp.*	16,794	1,154,577
Woori Financial Group, Inc.	146,958	3,075,118
Yuhan Corp.	12,255	758,511
Total South Korea		284,745,113
Taiwan – 22.8%
Accton Technology Corp.	97,000	4,581,483
Acer, Inc.	673,000	573,639
Advantech Co. Ltd.	136,072	1,355,612
Alchip Technologies Ltd.	16,000	1,243,666
ASE Technology Holding Co. Ltd.	673,062	6,915,886
Asia Vital Components Co. Ltd.	57,000	3,548,014
Asustek Computer, Inc.	174,000	2,987,989
AUO Corp.*(b)	1,990,200	902,656
Bizlink Holding, Inc.	38,494	2,095,075
Caliway Biopharmaceuticals Co. Ltd.*	228,000	615,464
Capital Securities Corp.	1,082,000	927,332

See Notes to Financial Statements.

16    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE) March 31, 2026
Investments	Shares	Value
Cathay Financial Holding Co. Ltd.	1,929,425	$4,242,683
Chailease Holding Co. Ltd.	286,000	979,575
Cheng Shin Rubber Industry Co. Ltd.	451,000	438,727
Chroma ATE, Inc.	95,000	4,353,300
Chung-Hsin Electric & Machinery Manufacturing Corp.	134,000	599,374
Compal Electronics, Inc.	946,000	797,457
Compeq Manufacturing Co. Ltd.	225,000	1,745,386
CTBC Financial Holding Co. Ltd.	3,930,672	6,307,272
Delta Electronics, Inc.	279,500	12,064,748
E.Sun Financial Holding Co. Ltd.	2,989,105	2,968,536
Eclat Textile Co. Ltd.	80,000	825,774
Elite Material Co. Ltd.	63,000	5,123,553
Eva Airways Corp.	675,000	716,805
Evergreen Marine Corp. Taiwan Ltd.	182,000	1,135,721
Far Eastern International Bank	988,366	384,897
Far Eastern New Century Corp.	974,080	801,323
Far EasTone Telecommunications Co. Ltd.	427,000	1,227,441
Feng TAY Enterprise Co. Ltd.	101,320	253,855
First Financial Holding Co. Ltd.	1,657,755	1,462,267
Formosa Chemicals & Fibre Corp.	872,000	1,226,037
Fortune Electric Co. Ltd.	50,370	1,239,950
Fubon Financial Holding Co. Ltd.	1,905,978	5,127,123
Giant Manufacturing Co. Ltd.	853	1,918
Gigabyte Technology Co. Ltd.	132,000	918,674
Global Unichip Corp.	16,000	1,083,516
Gold Circuit Electronics Ltd.	69,000	1,856,115
Great Wall Enterprise Co. Ltd.	787,592	1,337,699
Highwealth Construction Corp.	448,800	488,528
Hiwin Technologies Corp.	99,752	712,960
Hon Hai Precision Industry Co. Ltd.	2,043,068	11,982,335
Hotai Motor Co. Ltd.	93,880	1,419,799
Innolux Corp.	1,619,726	1,208,335
Inventec Corp.(b)	673,000	843,092
Jentech Precision Industrial Co. Ltd.	17,000	2,017,986
KGI Financial Holding Co. Ltd.	3,311,180	1,993,751
King Slide Works Co. Ltd.	16,000	1,588,990
King Yuan Electronics Co. Ltd.	224,000	1,828,714
L&K Engineering Co. Ltd.	40,000	655,615
Largan Precision Co. Ltd.	15,000	1,011,104
Lien Hwa Industrial Holdings Corp.	317,016	446,718
Lite-On Technology Corp., ADR	392,000	1,722,740
Lotes Co. Ltd.	27,271	1,748,688
Makalot Industrial Co. Ltd.	67,460	480,048
MediaTek, Inc.	247,000	11,511,730
Micro-Star International Co. Ltd.	225,000	598,217
Mitac Holdings Corp.	175,000	403,972
Nan Ya Plastics Corp.	1,060,000	2,450,235
Nanya Technology Corp.*	194,000	1,204,535
Investments	Shares	Value
Nien Made Enterprise Co. Ltd.	56,000	$578,042
Novatek Microelectronics Corp.	147,000	1,744,964
Pegatron Corp.	305,000	726,963
PharmaEssentia Corp.	81,533	1,530,178
Pou Chen Corp.	713,000	631,151
Powerchip Semiconductor Manufacturing Corp.*(b)	540,000	896,903
Powertech Technology, Inc.	118,000	690,210
President Chain Store Corp.	114,000	800,532
Qisda Corp.	14,560	10,361
Quanta Computer, Inc.	509,000	4,434,047
Realtek Semiconductor Corp.	126,000	1,883,891
Ruentex Development Co. Ltd.	300	233
Shanghai Commercial & Savings Bank Ltd.	863,159	1,052,962
Shihlin Electric & Engineering Corp.	96,000	536,002
SinoPac Financial Holdings Co. Ltd.	3,888,249	3,733,789
Synnex Technology International Corp.	324,000	768,195
TA Chen Stainless Pipe	397,711	458,419
Taiwan Mobile Co. Ltd.	293,000	998,968
Taiwan Semiconductor Manufacturing Co. Ltd.	3,860,000	212,499,218
Tatung Co. Ltd.	375,350	366,310
TCC Group Holdings Co. Ltd.	894,000	643,165
Teco Electric & Machinery Co. Ltd.	175,000	328,433
Tripod Technology Corp.	122,000	1,291,742
TS Financial Holding Co. Ltd.	4,881,117	3,534,497
Unimicron Technology Corp.	245,653	3,415,476
Uni-President Enterprises Corp.	982,160	2,181,212
United Integrated Services Co. Ltd.	45,000	1,155,615
United Microelectronics Corp.	2,234,000	3,948,108
Walsin Lihwa Corp.	785,415	740,703
Wan Hai Lines Ltd.	245,000	590,851
Winbond Electronics Corp.	524,904	1,480,962
WinWay Technology Co. Ltd.	6,000	1,341,883
Wistron Corp.	513,000	1,965,671
Wiwynn Corp.(b)	22,000	2,270,879
WPG Holdings Ltd.	406,000	1,117,548
WT Microelectronics Co. Ltd.	146,000	990,992
Yageo Corp.	342,112	2,605,701
Yuanta Financial Holding Co. Ltd.	2,734,751	3,827,967
Zhen Ding Technology Holding Ltd.	147,000	949,499
Total Taiwan		400,006,876
Thailand – 1.4%
Advanced Info Service PCL, NVDR	345,600	3,908,696
Bumrungrad Hospital PCL, NVDR	157,500	778,426
Central Pattana PCL, NVDR	747,200	1,410,346
Central Retail Corp. PCL, NVDR	695,383	394,289
CP ALL PCL, NVDR	852,800	1,176,543
Delta Electronics Thailand PCL, NVDR	1,000,600	7,857,956
Gulf Development PCL, NVDR	1,952,495	3,507,742
See Notes to Financial Statements.

WisdomTree Trust    17

Schedule of Investments (continued) WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE) March 31, 2026
Investments	Shares	Value
Indorama Ventures PCL, NVDR	700,200	$536,084
Kasikornbank PCL, NVDR	275,700	1,596,686
Minor International PCL, NVDR(b)	860,200	563,382
Tisco Financial Group PCL, NVDR	508,400	1,741,941
True Corp. PCL, NVDR	4,552,493	1,987,747
Total Thailand		25,459,838
Turkey – 0.7%
Akbank TAS	807,545	1,198,246
BIM Birlesik Magazalar AS(b)	111,386	1,710,356
Destek Finans Faktoring AS*	43,005	1,819,591
Ford Otomotiv Sanayi AS	270,604	615,064
Haci Omer Sabanci Holding AS	410,377	824,813
KOC Holding AS	334,588	1,465,327
Turkcell Iletisim Hizmetleri AS	396,752	944,605
Turkiye Garanti Bankasi AS*	220,062	625,851
Turkiye Is Bankasi AS, Class C*	2,282,152	675,718
Turkiye Petrol Rafinerileri AS	264,392	1,535,055
Yapi ve Kredi Bankasi AS*	795,633	590,643
Total Turkey		12,005,269
United States – 0.2%
BeOne Medicines Ltd., Class H*	157,100	3,438,478
Legend Biotech Corp., ADR*(b)	5,464	98,844
Total United States		3,537,322
TOTAL COMMON STOCKS (Cost: $1,198,700,615)		1,758,470,261
PREFERRED STOCKS – 0.0%
Brazil – 0.0%
Localiza Rent a Car SA	9,016	78,196
India – 0.0%
TVS Motor Co. Ltd., 6.00%	279,748	30,231
TOTAL PREFERRED STOCKS (Cost: $71,212)		108,427
RIGHTS – 0.0%
China – 0.0%
Kangmei Pharmaceutical Co. Ltd.*^ (Cost: $0)	13,674	0
MUTUAL FUND – 0.0%
United States – 0.0%
Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.54%(d) (Cost: $35,980)	35,980	35,980
Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.4%
United States – 1.4%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%(d)	1,257,024	$1,257,024
WisdomTree Treasury Money Market Digital Fund, 3.43%(d)(e)	23,300,000	23,300,000
State Street Navigator Securities Lending Government Money Market Portfolio, 3.66%(d)	671,190	671,190
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost: $25,228,214)		25,228,214
TOTAL INVESTMENTS IN SECURITIES – 101.5% (Cost: $1,224,036,021)		1,783,842,882
Other Liabilities less Assets – (1.5)%		(27,332,363)
NET ASSETS – 100.0%		$1,756,510,519

*     Non-income producing security.

^     This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.

(a)   This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)  Security, or portion thereof, was on loan at March 31, 2026 (See Note 2). At March 31, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $43,502,607 and the total market value of the collateral held by the Fund was $47,635,303. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $22,407,089.

(c)   This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)  Rate shown represents annualized 7-day yield as of March 31, 2026.

(e)   Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

CURRENCY ABBREVIATIONS:
CNH	Offshore Chinese renminbi
SAR	Saudi Arabian riyal
TRY	Turkish lira
USD	United States dollar
ZAR	South African rand
OTHER ABBREVIATIONS:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

See Notes to Financial Statements.

18    WisdomTree Trust

Schedule of Investments (concluded) WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE) March 31, 2026

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended March 31, 2026 were as follows:

Affiliate	Value at 3/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2026	Securities Lending Income
WisdomTree Treasury Money Market Digital Fund	$—	$138,600,000	$115,300,000	$—	$—	$23,300,000	$631,037

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC — OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Citibank NA	4/1/2026	226,507	USD	850,000	SAR	$—	$(3)
Deutsche Bank AG	4/1/2026	261,920	USD	4,500,000	ZAR	—	(969)
Goldman Sachs	4/1/2026	79,513	USD	550,000	CNH	—	(120)
HSBC Holdings PLC	4/1/2026	67,415	USD	3,000,000	TRY	—	(31)
						$—	$(1,123)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Russia	$—	$—	$0	*	$0
Other	1,758,470,261	—	—		1,758,470,261
Preferred Stocks	108,427	—	—		108,427
Rights	—	—	0	*	0
Mutual Fund	—	35,980	—		35,980
Investment of Cash Collateral for Securities Loaned	—	25,228,214	—		25,228,214
Total Investments in Securities	$1,758,578,688	$25,264,194	$0		$1,783,842,882
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(1,123)	$—		$(1,123)
Total – Net	$1,758,578,688	$25,263,071	$0		$1,783,841,759

*     Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust    19

Schedule of Investments WisdomTree Emerging Markets High Dividend Fund (DEM) March 31, 2026
Investments	Shares	Value
COMMON STOCKS – 99.5%
Brazil – 7.3%
Ambev SA	11,991,276	$35,018,903
Axia Energia	2,189,923	24,558,238
Banco Bradesco SA	193,879	620,404
Banco Santander Brasil SA	143,477	841,857
BB Seguridade Participacoes SA	131,343	875,545
Cia de Saneamento de Minas Gerais Copasa MG	832,552	9,199,293
Cia de Sanena do Parana	1,014,096	8,647,669
Cia Paranaense de Energia – Copel	2,658,962	7,856,794
CPFL Energia SA	1,039,661	9,707,843
Cury Construtora & Incorporadora SA	794,430	5,382,459
Energisa SA	860,520	8,644,834
Engie Brasil Energia SA	748,690	4,706,957
Ez Tec Empreendimentos & Participacoes SA	1,253,998	3,357,154
Fleury SA	1,405,126	4,286,456
Grendene SA	3,246,108	2,946,515
Hypera SA	783,356	3,492,283
Irani Papel & Embalagem SA	1,394,509	2,609,055
JHSF Participacoes SA	3,278,128	5,819,329
JSL SA	1,536,708	2,248,288
Klabin SA	2,484,321	9,281,801
Localiza Rent a Car SA	1,536,760	13,825,675
Lojas Renner SA	3,254,558	9,323,756
MBRF Global Foods Co. SA	4,516,255	18,715,568
Mills Locacao Servicos & Logistica SA	1,146,921	3,037,547
Odontoprev SA	2,036,207	5,236,791
Rumo SA	2,471,513	7,691,013
Tegma Gestao Logistica SA	519,030	3,109,041
TIM SA	2,416,379	12,706,703
Transmissora Alianca de Energia Eletrica SA	1,252,411	10,315,341
Uniao Pet Participacoes SA	4,009,517	2,664,335
Vibra Energia SA	2,054,013	12,437,478
Vulcabras SA	953,895	3,200,383
Total Brazil		252,365,308
Chile – 0.7%
Aguas Andinas SA, Class A	12,888,327	4,886,386
Banco de Chile	5,675,995	1,021,997
Banco Santander Chile	6,906,961	567,375
Cencosud Shopping SA	1,956,940	5,059,234
Colbun SA	32,828,754	4,570,732
Empresa Nacional de Telecomunicaciones SA	701,486	2,757,230
Inversiones Aguas Metropolitanas SA	1,162,939	1,264,933
Quinenco SA	1,110,343	5,131,283
Total Chile		25,259,170
Investments	Shares	Value
China – 24.8%
Agricultural Bank of China Ltd., Class H	23,980,000	$17,036,377
Anhui Construction Engineering Group Co. Ltd., Class A	244,700	199,467
Anhui Expressway Co. Ltd., Class H(a)	2,576,000	4,879,161
Bank of Chengdu Co. Ltd., Class A	318,500	789,483
Bank of Chongqing Co. Ltd., Class H	491,500	495,876
Bank of Jiangsu Co. Ltd., Class A	9,329,370	14,750,419
Bank of Shanghai Co. Ltd., Class A	1,986,002	2,849,592
Beijing Caishikou Department Store Co. Ltd., Class A	78,700	256,951
Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	346,500	157,028
Beijing GeoEnviron Engineering & Technology, Inc., Class A	215,400	466,247
Beijing Haohua Energy Resource Co. Ltd., Class A	215,200	264,221
Beijing Jingneng Clean Energy Co. Ltd., Class H	10,544,000	3,039,392
Beijing Strong Biotechnologies, Inc., Class A	84,500	144,734
Bestsun Energy Co. Ltd., Class A	227,800	145,782
Binjiang Service Group Co. Ltd.	812,500	2,429,147
Bros Eastern Co. Ltd., Class A	360,500	373,721
Chacha Food Co. Ltd., Class A	75,400	231,112
Changchun Faway Automobile Components Co. Ltd., Class A	112,200	165,537
Cheerwin Group Ltd.(b)	5,823,500	1,723,237
China CITIC Bank Corp. Ltd., Class H	2,815,000	2,836,471
China Coal Energy Co. Ltd., Class H	5,067,000	8,530,956
China Communications Services Corp. Ltd., Class H	7,312,000	3,935,696
China Construction Bank Corp., Class H	146,388,054	156,653,629
China Everbright Bank Co. Ltd., Class A	1,127,400	523,977
China Everbright Bank Co. Ltd., Class H	4,655,000	1,804,954
China Hongqiao Group Ltd.	7,382,000	32,728,543
China Lesso Group Holdings Ltd., Class L	5,091,000	3,207,768
China Merchants Bank Co. Ltd., Class H	2,371,000	14,903,048
China Minsheng Banking Corp. Ltd., Class H	863,000	403,971
China Railway Signal & Communication Corp. Ltd., Class H(a)(b)	6,936,000	3,060,963
China Resources Jiangzhong Pharmaceutical Co. Ltd., Class A	141,000	545,488
China Shenhua Energy Co. Ltd., Class A	3,501,500	23,700,917
China Shenhua Energy Co. Ltd., Class H	6,342,000	37,306,834
China Suntien Green Energy Corp. Ltd., Class H(a)	6,769,000	3,375,780
China Zheshang Bank Co. Ltd., Class A	3,370,700	1,464,100
CIMC Vehicles Group Co. Ltd., Class A	120,300	153,103
CITIC Ltd.	13,783,000	20,779,452
Citic Pacific Special Steel Group Co. Ltd., Class A	349,600	827,090
Country Garden Services Holdings Co. Ltd.	6,202,000	4,675,113
Dashang Co. Ltd., Class A	64,400	153,384
Datang International Power Generation Co. Ltd., Class H	14,098,000	4,513,403
DeHua TB New Decoration Materials Co. Ltd., Class A	100,900	224,394

See Notes to Financial Statements.

20    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Emerging Markets High Dividend Fund (DEM) March 31, 2026
Investments	Shares	Value
Dong-E-E-Jiao Co. Ltd., Class A	210,100	$1,739,096
Dynagreen Environmental Protection Group Co. Ltd., Class H	4,221,000	2,950,318
EEKA Fashion Holdings Ltd.*	2,519,000	2,178,365
ENN Energy Holdings Ltd.	1,232,900	9,962,018
ENN Natural Gas Co. Ltd., Class A	396,400	1,272,989
Ever Sunshine Services Group Ltd.	11,916,000	2,720,548
Fufeng Group Ltd.(a)	4,684,000	4,134,241
Guangdong Lingxiao Pump Industry Co. Ltd., Class A	66,500	175,428
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	1,548,000	3,307,186
H World Group Ltd.	2,882,600	14,375,865
Haidilao International Holding Ltd.(a)(b)	4,578,000	8,332,448
Hangzhou Huawang New Material Technology Co. Ltd., Class A	249,600	332,477
Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	139,100	603,390
Henan Shuanghui Investment & Development Co. Ltd., Class A	729,500	2,999,667
Hengan International Group Co. Ltd.	1,863,500	6,536,345
Hisense Home Appliances Group Co. Ltd., Class H	1,300,000	3,307,951
Huadian Power International Corp. Ltd., Class H	6,800,000	3,495,319
Huali Industrial Group Co. Ltd., Class A	13,800	86,936
Huaneng Power International, Inc., Class H	9,370,000	7,051,223
Industrial & Commercial Bank of China Ltd., Class H	111,792,823	97,816,225
Industrial Bank Co. Ltd., Class A	18,173,400	49,520,522
Inner Mongolia ERDOS Resources Co. Ltd., Class A	226,600	488,850
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	430,500	319,134
Jiangsu Expressway Co. Ltd., Class H(a)	4,105,727	5,283,894
Jinan Acetate Chemical Co. Ltd.	2,514,000	3,306,653
Jingjin Equipment, Inc., Class A	75,900	185,610
Jinneng Science&Technology Co. Ltd., Class A	163,700	168,993
JNBY Design Ltd.	1,750,500	4,688,720
Kinetic Development Group Ltd.	17,382,000	4,700,115
Launch Tech Co. Ltd., Class H	2,172,000	2,230,122
Luolai Lifestyle Technology Co. Ltd., Class A	278,300	403,748
Luyang Energy-Saving Materials Co. Ltd.	91,900	132,926
Midea Real Estate Holding Ltd.*(b)	4,153,000	1,853,971
NetDragon Websoft Holdings Ltd.	1,808,000	2,061,621
New China Life Insurance Co. Ltd., Class H	181,300	1,070,198
Onewo, Inc., Class H(a)	1,211,000	2,516,159
Opple Lighting Co. Ltd., Class A	65,900	182,146
PetroChina Co. Ltd., Class A	16,399,600	28,944,521
Ping An Insurance Group Co. of China Ltd., Class H	7,639,000	57,924,358
Postal Savings Bank of China Co. Ltd., Class H(b)	2,551,000	1,597,588
Qianhe Condiment & Food Co. Ltd., Class A	180,060	243,497
Qingdao Port International Co. Ltd., Class H(b)	3,698,000	3,212,084
Shaanxi Coal Industry Co. Ltd., Class A	5,154,700	19,098,668
Shandong WIT Dyne Health Co. Ltd., Class A	53,100	239,795
Shanghai Rural Commercial Bank Co. Ltd., Class A	935,500	1,233,933
Shanghai Zhonggu Logistics Co. Ltd., Class A	104,500	173,544
Investments	Shares	Value
Shenzhou International Group Holdings Ltd.	1,221,000	$7,285,322
Sichuan Expressway Co. Ltd., Class H	4,354,000	3,054,386
Sichuan Expressway Co. Ltd., Class A	323,700	271,363
Sichuan Road & Bridge Group Co. Ltd., Class A	402,200	586,409
Sinoma International Engineering Co., Class A	219,900	328,893
Sinopec Engineering Group Co. Ltd., Class H	5,122,000	3,841,402
Sinotrans Ltd., Class H	6,705,000	4,045,133
Sunshine Insurance Group Co. Ltd., Class H	327,500	151,632
Tian Di Science & Technology Co. Ltd., Class A	229,800	190,316
Tian Lun Gas Holdings Ltd.	2,788,000	1,024,137
Tingyi Cayman Islands Holding Corp.	5,446,000	9,016,234
Tsingtao Brewery Co. Ltd., Class H	1,196,000	7,395,485
Uni-President China Holdings Ltd.(a)	4,783,000	4,801,180
Weichai Power Co. Ltd., Class H	4,315,000	15,036,070
Weilong Delicious Global Holdings Ltd.	2,160,000	2,589,730
Xiamen C & D, Inc., Class A	933,300	1,199,951
Xinyi Energy Holdings Ltd.	15,442,000	2,343,815
Xtep International Holdings Ltd.	5,118,000	2,917,969
Yihai International Holding Ltd.(a)	2,514,000	5,233,091
Yunnan Yuntianhua Co. Ltd., Class A	1,951,200	9,432,952
Yutong Bus Co. Ltd., Class A	2,033,200	10,556,496
ZBOM Home Collection Co. Ltd., Class A	229,700	300,648
ZCZL Industrial Technology Group Co. Ltd., Class H	1,261,400	2,910,478
Zhejiang Expressway Co. Ltd., Class H	4,919,400	4,505,152
Zhejiang Hangmin Co. Ltd., Class A	280,100	299,700
Zhejiang Qianjiang Motorcycle Co. Ltd., Class A	64,700	156,160
Zhejiang Semir Garment Co. Ltd., Class A	199,700	157,003
Zhejiang Weixing New Building Materials Co. Ltd., Class A	274,800	446,415
Zhejiang Zheneng Electric Power Co. Ltd., Class A	3,742,200	2,942,092
Zhongsheng Group Holdings Ltd.	2,190,500	2,296,614
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H(a)	5,673,000	6,258,954
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class A	5,585,800	6,955,258
Total China		860,396,363
Czech Republic – 0.0%
Komercni Banka AS	19,701	996,997
Moneta Money Bank AS(b)	86,672	750,404
Total Czech Republic		1,747,401
Hungary – 1.0%
Magyar Telekom Telecommunications PLC	1,395,982	8,600,894
MOL Hungarian Oil & Gas PLC	1,492,093	17,611,483
Richter Gedeon Nyrt	266,254	9,405,710
Total Hungary		35,618,087
India – 4.6%
Allcargo Logistics Ltd.*	6,914,440	523,420
ALLCARGO WORLD*^	6,817,024	1,543,104
Castrol India Ltd.	1,589,072	2,907,110
Coal India Ltd.	3,499,240	16,618,381
GAIL India Ltd.	4,322,623	6,275,975

See Notes to Financial Statements.

WisdomTree Trust    21

Schedule of Investments (continued) WisdomTree Emerging Markets High Dividend Fund (DEM) March 31, 2026
Investments	Shares	Value
Gujarat Pipavav Port Ltd.	1,561,228	$2,343,766
Hindustan Zinc Ltd.	1,135,648	6,012,369
Mindspace Business Parks REIT(b)	632,225	2,993,927
MSTC Ltd.	364,276	1,405,083
National Aluminium Co. Ltd.	2,716,938	11,059,816
NMDC Ltd.	7,007,773	5,635,107
Oil & Natural Gas Corp. Ltd.	6,904,135	20,719,957
Tata Consultancy Services Ltd.	1,284,751	31,951,914
Vedanta Ltd.	5,829,431	40,244,193
Wipro Ltd.	4,682,866	9,264,149
Total India		159,498,271
Indonesia – 3.7%
Aneka Tambang Tbk. PT	29,528,100	6,081,282
Aspirasi Hidup Indonesia Tbk. PT	133,173,100	2,962,101
Avia Avian Tbk. PT	129,552,900	2,790,100
Bank CIMB Niaga Tbk. PT	10,628,600	1,103,856
Bank Mandiri Persero Tbk. PT	53,962,000	14,987,239
Bank Negara Indonesia Persero Tbk. PT	3,544,100	784,125
Bank Rakyat Indonesia Persero Tbk. PT	116,858,900	22,898,004
Bukit Asam Persero Tbk. PT	21,658,800	4,052,781
Elnusa Tbk. PT	76,803,800	3,366,903
Erajaya Swasembada Tbk. PT	116,355,700	2,588,041
Hanjaya Mandala Sampoerna Tbk. PT	70,537,000	3,009,169
Indo Tambangraya Megah Tbk. PT	1,432,100	2,504,879
Indosat Tbk. PT	36,260,100	4,459,302
Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	109,401,500	3,315,295
Japfa Comfeed Indonesia Tbk. PT	28,542,600	3,946,872
Jasa Marga Persero Tbk. PT	14,387,200	2,599,000
Perusahaan Gas Negara Persero Tbk. PT	55,438,100	6,018,612
Sumber Tani Agung Resources Tbk. PT	41,428,300	3,132,506
Surya Citra Media Tbk. PT	117,796,200	1,802,172
Telkom Indonesia Persero Tbk. PT	103,977,500	18,722,007
Triputra Agro Persada PT	28,821,500	3,222,269
Unilever Indonesia Tbk. PT	28,861,100	3,090,835
United Tractors Tbk. PT	5,459,700	9,975,209
Total Indonesia		127,412,559
Malaysia – 3.2%
Alliance Bank Malaysia Bhd.	364,200	433,550
AMMB Holdings Bhd.	727,400	1,183,889
Carlsberg Brewery Malaysia Bhd., Class B	215,500	896,276
CIMB Group Holdings Bhd.	4,781,900	8,916,608
Dayang Enterprise Holdings Bhd.	8,892,300	4,172,727
Gas Malaysia Bhd	2,707,600	4,012,250
Genting Malaysia Bhd.	8,344,500	3,668,365
Heineken Malaysia Bhd.	582,700	3,252,413
Hong Leong Bank Bhd.	74,400	402,410
Malayan Banking Bhd.	8,028,083	22,523,839
Matrix Concepts Holdings Bhd.	8,543,750	2,679,813
Maxis Bhd.	6,695,000	5,952,581
MISC Bhd.	3,222,700	6,717,606
Petronas Dagangan Bhd.	1,079,000	5,820,044
Investments	Shares	Value
Petronas Gas Bhd.	1,733,000	$7,687,004
Public Bank Bhd.	6,631,800	7,665,306
RHB Bank Bhd.	382,745	797,819
Sime Darby Bhd.	10,681,900	5,962,236
TIME dotCom Bhd.	4,460,300	6,510,342
Velesto Energy Bhd.	49,783,200	4,180,362
Westports Holdings Bhd.	4,389,824	6,429,157
Total Malaysia		109,864,597
Mexico – 6.4%
Arca Continental SAB de CV	829,153	9,500,458
Banco del Bajio SA(b)	179,630	553,581
Bolsa Mexicana de Valores SAB de CV	82,360	173,106
Coca-Cola Femsa SAB de CV	1,033,660	10,009,168
FIBRA Macquarie Mexico(b)	2,983,679	6,853,291
Fomento Economico Mexicano SAB de CV	4,315,706	47,337,254
Grupo Aeroportuario del Centro Norte SAB de CV	778,521	11,085,666
Grupo Aeroportuario del Pacifico SAB de CV, Class B	803,407	19,689,405
Grupo Aeroportuario del Sureste SAB de CV, Class B	890,801	29,823,059
Grupo Financiero Banorte SAB de CV, Class O	6,265,535	69,033,231
Kimberly-Clark de Mexico SAB de CV, Class A	4,309,962	10,136,169
Megacable Holdings SAB de CV, Series CPO	2,044,859	7,057,804
Qualitas Controladora SAB de CV	31,140	296,927
Total Mexico		221,549,119
Philippines – 0.7%
Aboitiz Power Corp.	7,287,500	5,758,025
DMCI Holdings, Inc.	12,711,900	2,088,309
Manila Electric Co.	838,050	8,518,451
Metropolitan Bank & Trust Co.	133,900	139,961
Monde Nissin Corp.(b)	28,017,200	3,076,127
Robinsons Land Corp.	9,492,000	2,718,696
Universal Robina Corp.	3,312,880	3,561,005
Total Philippines		25,860,574
Poland – 5.1%
Alior Bank SA	5,658	167,932
Bank Polska Kasa Opieki SA	456,665	26,642,518
Budimex SA(a)	33,313	5,906,544
Orange Polska SA	2,730,115	10,365,950
ORLEN SA	1,844,396	66,462,671
Powszechna Kasa Oszczednosci Bank Polski SA	1,954,040	45,527,263
Powszechny Zaklad Ubezpieczen SA	990,354	17,017,496
Santander Bank Polska SA	13,390	2,093,955
Text SA(a)	194,887	1,963,481
Total Poland		176,147,810
Romania – 0.4%
NEPI Rockcastle NV*	1,633,108	12,954,193
Russia – 0.0%
Evraz PLC*^	2,288,532	0
GMK Norilskiy Nickel PAO, ADR*^	13	0
GMK Norilskiy Nickel PAO*^	14,851,900	0

See Notes to Financial Statements.

22    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Emerging Markets High Dividend Fund (DEM) March 31, 2026
Investments	Shares	Value
Magnit PJSC*^	200,620	$0
Magnitogorsk Iron & Steel Works PJSC, GDR*^(c)	298,929	0
Mobile TeleSystems PJSC, ADR*^	1,549,581	0
Novolipetsk Steel PJSC*^	5,213,400	0
PhosAgro PJSC*^	95,795	0
PhosAgro PJSC, GDR*^(c)	1,853	0
Polyus PJSC*^	354,780	0
Polyus PJSC, GDR*^(c)	1	0
Sberbank of Russia PJSC*^	9,700,476	0
Severstal PAO, GDR*^(c)	775,843	0
Tatneft PJSC, ADR*^	3,217	0
Tatneft PJSC*^	1,371,750	0
Total Russia		0
Saudi Arabia – 7.0%
Abdullah Al Othaim Markets Co.(a)	281,916	459,017
Alaseel Co.(a)	308,077	293,907
Alinma Bank	398,722	3,066,438
Almunajem Foods Co.(a)	185,529	2,575,830
Alujain Corp.(a)	397,221	2,995,617
Arab National Bank	23,791	136,561
Arabian Cement Co.(a)	385,327	2,450,009
Arabian Centres Co.(a)(b)	883,770	4,024,844
Banque Saudi Fransi	204,677	1,081,582
First Milling Co.(a)	32,591	490,698
Gulf Insurance Group(a)	52,189	336,142
Jarir Marketing Co.	1,402,189	5,276,051
Mobile Telecommunications Co. Saudi Arabia	1,407,273	4,327,648
Modern Mills Co.(a)	402,568	2,999,467
Nahdi Medical Co.(a)	181,527	5,084,072
Qassim Cement Co.(a)	147,610	1,734,691
Riyad Bank	712,911	5,600,548
Riyadh Cement Co.(a)	527,606	3,367,309
SABIC Agri-Nutrients Co.	446,398	17,248,764
Sahara International Petrochemical Co.(a)	1,098,845	4,737,865
Saudi Arabian Oil Co.(a)(b)	10,208,551	74,538,799
Saudi Aramco Base Oil Co.(a)	123,427	3,512,765
Saudi Awwal Bank(a)	113,743	1,130,580
Saudi Cement Co.(a)	511,267	4,730,371
Saudi Ground Services Co.(a)	307,957	2,637,568
Saudi Investment Bank	545,066	1,921,660
Saudi National Bank	2,812,005	31,337,752
Saudi Telecom Co.	2,642,476	29,927,312
Saudia Dairy & Foodstuff Co.(a)	59,540	3,331,930
Southern Province Cement Co.(a)	416,739	2,631,966
Tabuk Cement Co.(a)	910,303	2,044,943
United Electronics Co.(a)	187,625	4,042,392
Yanbu Cement Co.(a)	1,006,861	3,997,823
Yanbu National Petrochemical Co.(a)	780,136	7,417,591
Total Saudi Arabia		241,490,512
Investments	Shares	Value
South Africa – 4.8%
Absa Group Ltd.	450,741	$6,351,057
African Rainbow Minerals Ltd.	390,356	5,265,103
AVI Ltd.	1,295,559	7,860,015
Bidvest Group Ltd.	612,026	8,135,915
DataTec Ltd.	1,055,412	4,318,449
Equites Property Fund Ltd.	4,273,152	4,206,374
FirstRand Ltd.	5,535,919	27,858,277
Growthpoint Properties Ltd.	14,767,653	13,950,223
Investec Ltd.	92,244	687,404
Life Healthcare Group Holdings Ltd.	5,225,308	3,525,767
Momentum Group Ltd.	357,478	750,772
Motus Holdings Ltd.	612,843	4,152,689
Mr. Price Group Ltd.	518,228	4,643,238
Netcare Ltd.	5,420,190	5,230,994
Old Mutual Ltd.	1,034,069	833,659
Omnia Holdings Ltd.	938,575	5,236,390
Raubex Group Ltd.	1,245,197	3,543,365
Redefine Properties Ltd.	24,955,127	8,674,340
Resilient REIT Ltd.	1,163,759	5,383,851
Reunert Ltd.	1,056,926	4,023,327
Sanlam Ltd.	392,671	2,041,178
Standard Bank Group Ltd.	1,357,145	24,138,034
Sun International Ltd.	1,343,556	3,718,081
Super Group Ltd.	3,589,516	3,573,264
Vodacom Group Ltd.	975,451	8,224,162
Total South Africa		166,325,928
South Korea – 3.8%
Binggrae Co. Ltd.	57,128	2,629,533
BNK Financial Group, Inc.	57,379	670,199
Cheil Worldwide, Inc.	342,554	4,242,646
DB Insurance Co. Ltd.	10,498	1,122,693
DN Automotive Corp.	167,387	4,169,238
Dongsuh Cos., Inc.	186,843	3,336,373
GS Holdings Corp.	152,135	6,337,096
Hana Financial Group, Inc.	167,365	11,648,294
Hana Tour Service, Inc.	94,515	2,465,233
Handsome Co. Ltd.	311,919	4,734,839
Hanil Cement Co. Ltd.	288,062	3,020,452
Hankook & Co. Co. Ltd.	217,117	3,402,088
Hanssem Co. Ltd.*	105,297	2,835,831
HL Holdings Corp.*	78,839	2,151,582
Hyundai Elevator Co. Ltd.	95,860	5,213,422
Industrial Bank of Korea	71,041	990,256
Innocean Worldwide, Inc.	135,985	1,598,988
JB Financial Group Co. Ltd.	25,654	497,453
JS Corp.	250,043	1,787,596
K Car Co. Ltd.	217,021	1,946,834
KEPCO Plant Service & Engineering Co. Ltd.	102,580	3,717,031
KG Dongbusteel	659,441	2,238,823
Korean Reinsurance Co.	55,525	443,721
See Notes to Financial Statements.

WisdomTree Trust    23

Schedule of Investments (continued) WisdomTree Emerging Markets High Dividend Fund (DEM) March 31, 2026
Investments	Shares	Value
KT&G Corp.	150,002	$15,591,237
LG Uplus Corp.	600,046	6,084,102
LX INTERNATIONAL Corp.	157,930	4,665,774
LX Semicon Co. Ltd.	72,673	2,296,460
Partron Co. Ltd.	549,076	2,731,668
Samsung Fire & Marine Insurance Co. Ltd.	7,250	2,085,088
Samsung Securities Co. Ltd.	11,992	723,443
SAMT Co. Ltd.	907,282	2,920,315
SGC Energy Co. Ltd.	88,083	3,312,494
SK Networks Co. Ltd.	904,100	2,904,170
SK Telecom Co. Ltd.	197,248	9,838,897
TKG Huchems Co. Ltd.	164,448	1,929,377
Woori Financial Group, Inc.	197,878	4,140,626
Total South Korea		130,423,872
Taiwan – 21.4%
Alltek Technology Corp.	1,735,000	2,249,476
Asustek Computer, Inc.	1,574,000	27,029,277
Capital Futures Corp.	183,000	320,551
Capital Securities Corp.	365,000	312,825
Cathay Consolidated, Inc.	461,000	1,198,283
Cathay Financial Holding Co. Ltd.	8,022,000	17,639,869
Cathay Real Estate Development Co. Ltd.	3,895,000	2,753,425
Chicony Electronics Co. Ltd.	1,864,386	6,968,850
Chicony Power Technology Co. Ltd.	1,054,000	2,383,616
China Steel Chemical Corp.	1,242,000	3,418,705
Chin-Poon Industrial Co. Ltd.	2,677,000	4,270,472
Chong Hong Construction Co. Ltd.	854,341	2,084,410
Chun Yuan Steel Industry Co. Ltd.	5,498,000	4,256,350
Compal Electronics, Inc.	7,532,000	6,349,309
Crowell Development Corp.	3,015,000	2,362,394
CTBC Financial Holding Co. Ltd.	18,980,000	30,455,865
CyberPower Systems, Inc.	488,000	2,564,404
Da-Li Development Co. Ltd.	2,746,468	4,024,774
Darfon Electronics Corp.	967,000	815,160
Delpha Construction Co. Ltd.	3,584,000	2,757,785
Depo Auto Parts Ind Co. Ltd.	876,000	3,630,591
Elan Microelectronics Corp.	831,000	3,171,160
Ennoconn Corp.	429,000	3,636,503
Eva Airways Corp.	6,832,000	7,255,127
Evergreen International Storage & Transport Corp.	1,399,000	2,209,869
Evergreen Marine Corp. Taiwan Ltd.(a)	4,035,000	25,179,309
Everlight Electronics Co. Ltd.	2,124,000	4,438,011
Far Eastern Department Stores Ltd.	3,356,000	2,382,896
Far Eastern New Century Corp.	9,545,000	7,852,158
Feng Hsin Steel Co. Ltd.	1,938,000	3,722,027
Flytech Technology Co. Ltd.	1,026,000	3,093,725
Formosa International Hotels Corp.	585,000	3,357,757
Foxsemicon Integrated Technology, Inc.	347,000	3,136,785
Fu Hua Innovation Co. Ltd.	4,916,000	2,268,095
Fubon Financial Holding Co. Ltd.	6,781,000	18,241,039
Fulgent Sun International Holding Co. Ltd.	912,450	2,203,351
Investments	Shares	Value
Fusheng Precision Co. Ltd.	588,000	$4,726,806
Global Mixed Mode Technology, Inc.	459,000	3,230,372
Great Wall Enterprise Co. Ltd.	2,666,000	4,528,114
Greatek Electronics, Inc.	1,704,000	4,503,847
Highwealth Construction Corp.	4,506,000	4,904,873
Holy Stone Enterprise Co. Ltd.	1,095,200	4,710,353
Hong TAI Electric Industrial	2,683,000	2,865,951
Hua Nan Financial Holdings Co. Ltd.	1,201,000	1,247,207
Huaku Development Co. Ltd.	1,316,660	4,942,108
Huang Hsiang Construction Corp.	2,084,000	2,327,144
Hung Sheng Construction Ltd.	3,860,000	2,396,653
Innolux Corp.(a)	20,233,000	15,094,059
Iron Force Industrial Co. Ltd.	752,000	2,037,010
ITE Technology, Inc.	868,000	3,108,727
ITH Corp.	2,188,000	2,237,961
JPC connectivity, Inc.	592,000	2,935,002
Kindom Development Co. Ltd.	3,426,700	3,408,479
KMC Kuei Meng International, Inc.	867,000	2,356,656
Kung Long Batteries Industrial Co. Ltd.	302,000	1,166,625
L&K Engineering Co. Ltd.	435,000	7,129,809
Lion Travel Service Co. Ltd.	669,000	3,253,973
Makalot Industrial Co. Ltd.	582,000	4,141,539
MediaTek, Inc.	1,880,000	87,619,643
Merry Electronics Co. Ltd.	1,192,000	3,113,294
momo.com, Inc.	509,000	2,818,048
Nan Pao Resins Chemical Co. Ltd., Class L	334,000	3,222,990
Nichidenbo Corp.	1,387,000	3,926,290
Novatek Microelectronics Corp.	1,338,000	15,882,734
O-Bank Co. Ltd.	2,652,000	829,528
Pan German Universal Motors Ltd.(a)	387,000	2,808,383
Powertech Technology, Inc.	1,368,000	8,001,752
President Securities Corp.	293,000	291,900
Primax Electronics Ltd.	1,677,000	3,671,880
Promate Electronic Co. Ltd.	2,011,782	2,800,260
Quanta Computer, Inc.	5,141,000	44,784,751
Realtek Semiconductor Corp.	1,138,000	17,014,826
Rechi Precision Co. Ltd.	3,525,000	2,883,289
Sanyang Motor Co. Ltd.	1,538,000	2,804,673
Sercomm Corp.*	1,181,000	2,770,566
Sesoda Corp.	1,837,000	2,424,817
Shanghai Commercial & Savings Bank Ltd.	831,000	1,013,732
Shinkong Insurance Co. Ltd.	130,000	475,759
Sinbon Electronics Co. Ltd.	663,000	5,205,286
Sincere Navigation Corp.	4,326,000	5,683,203
Sinon Corp.	2,795,000	3,872,959
Sitronix Technology Corp.	556,000	3,321,739
Sports Gear Co. Ltd.	782,000	2,130,504
Standard Foods Corp.	2,859,000	2,749,898
Stark Technology, Inc.	809,000	3,492,086
Synnex Technology International Corp.	3,692,000	8,753,632
Systex Corp.	928,000	3,047,857
Taisun Enterprise Co. Ltd.	4,002,000	2,415,971

See Notes to Financial Statements.

24    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Emerging Markets High Dividend Fund (DEM) March 31, 2026
Investments	Shares	Value
Taiwan Cogeneration Corp.	2,506,000	$3,386,275
Taiwan Fertilizer Co. Ltd.	1,282,000	1,824,554
Taiwan Hon Chuan Enterprise Co. Ltd.	1,020,000	3,685,017
Taiwan Mobile Co. Ltd.	2,627,000	8,956,616
Taiwan Navigation Co. Ltd.	1,699,000	1,583,678
Taiwan Paiho Ltd.	1,896,000	2,742,884
Taiwan Sakura Corp.	1,217,000	3,349,891
Taiwan Secom Co. Ltd.	572,000	2,030,716
Taiwan Surface Mounting Technology Corp.	1,094,000	3,165,311
Tatung Co. Ltd.	6,708,000	6,546,437
Tigerair Taiwan Co. Ltd.(a)	1,435,000	2,206,139
Ton Yi Industrial Corp.	6,079,000	3,460,676
Tong Yang Industry Co. Ltd.	1,575,000	3,970,754
Topkey Corp.	453,000	2,111,261
Transcend Information, Inc.	971,000	6,408,539
TS Financial Holding Co. Ltd.	10,358,000	7,500,397
Ttet Union Corp.	706,000	3,290,397
Tung Ho Steel Enterprise Corp.	1,780,000	3,774,914
TXC Corp.	1,365,000	3,957,945
U-Ming Marine Transport Corp.(a)	2,202,000	3,994,870
United Microelectronics Corp.	22,758,000	40,219,800
Universal Cement Corp.	3,334,520	3,061,250
Voltronic Power Technology Corp.	149,000	3,374,288
Wah Lee Industrial Corp.	1,055,000	3,827,964
Wan Hai Lines Ltd.	2,735,000	6,595,824
Weikeng Industrial Co. Ltd.	3,477,000	3,458,511
WNC Corp. /Taiwan	1,238,000	6,583,047
Wowprime Corp.	564,000	4,031,092
WPG Holdings Ltd.	3,435,000	9,455,114
WT Microelectronics Co. Ltd.	1,728,000	11,728,996
Yuanta Financial Holding Co. Ltd.	3,995,000	5,592,000
YungShin Global Holding Corp.	1,723,000	2,915,680
Zenitron Corp.	2,959,000	4,498,198
Zero One Technology Co. Ltd.	923,000	2,699,421
Zippy Technology Corp.	552,000	868,489
Total Taiwan		743,936,666
Thailand – 4.2%
Advanced Info Service PCL, NVDR	2,172,100	24,566,201
Amata Corp. PCL, NVDR	6,557,400	3,777,762
AP Thailand PCL, NVDR	12,008,600	3,058,588
Bangkok Bank PCL, NVDR	169,600	856,228
Bangkok Life Assurance PCL, NVDR	391,900	242,412
Charoen Pokphand Foods PCL, NVDR(a)	10,286,600	6,518,797
Chularat Hospital PCL, NVDR	53,409,300	2,283,418
Electricity Generating PCL, NVDR	1,189,000	4,055,867
Gunkul Engineering PCL, NVDR	43,192,500	3,221,757
Home Product Center PCL, NVDR(a)	17,811,600	3,321,448
Ichitan Group PCL, NVDR	5,728,700	2,136,538
I-TAIL Corp. PCL, NVDR	6,166,500	2,954,236
Karmarts PCL, NVDR(a)	10,208,300	2,538,146
Kasikornbank PCL, NVDR	193,100	1,118,317
Investments	Shares	Value
KCE Electronics PCL, NVDR	4,194,400	$2,886,988
Kiatnakin Phatra Bank PCL, NVDR	85,600	196,610
Krung Thai Bank PCL, NVDR	435,200	461,856
MBK PCL, NVDR	7,228,500	3,769,867
MC Group PCL, NVDR	7,496,800	2,432,255
Mega Lifesciences PCL, NVDR	2,390,400	2,464,330
MK Restaurants Group PCL, NVDR(a)	2,251,700	1,297,219
Precious Shipping PCL, NVDR	11,317,800	2,316,408
Prima Marine PCL, NVDR	9,073,400	2,173,434
PTT PCL, NVDR	20,749,000	22,019,860
Ratch Group PCL, NVDR(a)	3,812,300	3,467,829
Regional Container Lines PCL, NVDR	3,992,900	3,813,716
Sansiri PCL, NVDR	36,321,400	1,497,790
Sappe PCL, NVDR(a)	1,483,800	1,405,966
SCB X PCL, NVDR	368,900	1,610,722
Supalai PCL, NVDR	6,058,800	2,994,495
Thai Life Insurance PCL, NVDR	713,200	224,902
Thai Oil PCL, NVDR(a)	2,995,700	4,428,150
Thai Union Group PCL, NVDR	9,529,200	3,236,114
Thaifoods Group PCL, NVDR	27,967,000	7,335,189
Tipco Asphalt PCL, NVDR(a)	5,782,000	2,366,798
TMBThanachart Bank PCL, NVDR	21,927,200	1,529,186
TOA Paint Thailand PCL, NVDR	6,446,100	2,540,913
TTW PCL, NVDR	13,553,777	3,760,372
WHA Corp. PCL, NVDR(a)	35,103,700	4,470,453
Total Thailand		145,351,137
Turkey – 0.4%
Anadolu Anonim Turk Sigorta Sirketi*	307,828	188,655
Anadolu Hayat Emeklilik AS	69,036	168,400
Celebi Hava Servisi AS	42,790	1,657,535
Nuh Cimento Sanayi AS	514,297	2,704,453
Oyak Cimento Fabrikalari AS	6,357,583	3,321,723
Tofas Turk Otomobil Fabrikasi AS(a)	525,620	3,234,903
Torunlar Gayrimenkul Yatirim Ortakligi AS	1,729,797	3,321,148
Total Turkey		14,596,817
TOTAL COMMON STOCKS (Cost: $3,098,645,826)		3,450,798,384
RIGHTS – 0.0%
Taiwan – 0.0%
Taiwan Cogeneration Corp.* (Cost: $0)	274,524	89,905
EXCHANGE-TRADED FUND – 0.1%
United States – 0.1%
WisdomTree Global High Dividend Fund(a)(d) (Cost: $2,264,505)	37,143	2,463,665
MUTUAL FUND – 0.0%
United States – 0.0%
Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.54%(e) (Cost: $1,583,878)	1,583,878	1,583,878

See Notes to Financial Statements.

WisdomTree Trust    25

Schedule of Investments (continued) WisdomTree Emerging Markets High Dividend Fund (DEM) March 31, 2026
Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.2%
United States – 2.2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%(e)	4,028,334	$4,028,334
WisdomTree Treasury Money Market Digital Fund, 3.43%(d)(e)	72,800,000	72,800,000
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost: $76,828,334)		76,828,334
TOTAL INVESTMENTS IN SECURITIES – 101.8% (Cost: $3,179,322,543)		3,531,764,166
Other Liabilities less Assets – (1.8)%		(61,072,459)
NET ASSETS – 100.0%		$3,470,691,707

*     Non-income producing security.

^     This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $1,543,104, which represents 0.0% of net assets.

(a)   Security, or portion thereof, was on loan at March 31, 2026 (See Note 2). At March 31, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $117,159,623 and the total market value of the collateral held by the Fund was $124,507,590. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $47,679,256.

(b)  This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)   This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)  Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(e)   Rate shown represents annualized 7-day yield as of March 31, 2026.

CURRENCY ABBREVIATIONS:
SAR	Saudi Arabian riyal
THB	Thai baht
USD	United States dollar
ZAR	South African rand
OTHER ABBREVIATIONS:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended March 31, 2026 were as follows:

Affiliate	Value at 3/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2026	Dividend Income	Securities Lending Income
WisdomTree Global High Dividend Fund	$445,612	$ 6,784,324	$ 5,084,378	$134,908	$183,199	$ 2,463,665	$93,079	$ —
WisdomTree Treasury Money Market Digital Fund	—	430,810,000	358,010,000	—	—	72,800,000	—	2,256,244
Total	$445,612	$437,594,324	$363,094,378	$134,908	$183,199	$75,263,665	$93,079	$2,256,244

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC — OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	4/1/2026	129,954	USD	4,269,000	THB	$ 512	$ —
Barclays Bank PLC	4/2/2026	399,584	USD	1,500,000	SAR	—	(139)
HSBC Holdings PLC	4/2/2026	223,431	USD	3,800,000	ZAR	1,436	—
						$1,948	$(139)

See Notes to Financial Statements.

26    WisdomTree Trust

Schedule of Investments (concluded) WisdomTree Emerging Markets High Dividend Fund (DEM) March 31, 2026

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Russia	$—	$—	$0	*	$0
India	157,955,167	—	1,543,104	*	159,498,271
Other	3,291,300,113	—	—		3,291,300,113
Rights	—	89,905	—		89,905
Exchange-Traded Fund	2,463,665	—	—		2,463,665
Mutual Fund	—	1,583,878	—		1,583,878
Investment of Cash Collateral for Securities Loaned	—	76,828,334	—		76,828,334
Total Investments in Securities	$3,451,718,945	$78,502,117	$1,543,104		$3,531,764,166
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$1,948	$—		$1,948
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(139)	$—		$(139)
Total – Net	$3,451,718,945	$78,503,926	$1,543,104		$3,531,765,975

*     Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust    27

Schedule of Investments WisdomTree Emerging Markets Multifactor Fund (EMMF) March 31, 2026
Investments	Shares	Value
COMMON STOCKS – 95.1%
Australia – 0.3%
Anglogold Ashanti PLC	4,241	$406,918
Brazil – 9.2%
Ambev SA	224,270	654,950
BB Seguridade Participacoes SA	116,603	777,286
Caixa Seguridade Participacoes SA	151,663	532,946
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	27,887	845,056
CPFL Energia SA	96,679	902,741
Embraer SA	15,445	227,596
MercadoLibre, Inc.*	1,881	3,252,287
Motiva Infraestrutura de Mobilidade SA	110,286	333,902
Porto Seguro SA	53,054	513,172
Rede D’Or Sao Luiz SA(a)	69,313	517,264
Suzano SA	59,684	593,188
Telefonica Brasil SA	117,993	931,616
TIM SA	214,500	1,127,964
TOTVS SA	189,833	1,270,170
Ultrapar Participacoes SA	28,425	156,333
Vibra Energia SA	163,917	992,552
WEG SA	22,410	218,909
Total Brazil		13,847,932
Chile – 1.3%
Banco de Credito & Inversiones SA	16,910	1,086,633
Banco Santander Chile	3,824,871	314,196
Latam Airlines Group SA	24,789,184	605,585
Total Chile		2,006,414
China – 12.5%
Airtac International Group	14,000	434,845
Alibaba Group Holding Ltd.	107,800	1,636,208
Anhui Gujing Distillery Co. Ltd., Class B	39,000	348,205
Baidu, Inc., Class A*	168,300	2,268,987
Beijing Enterprises Holdings Ltd.	7,500	28,603
Bosideng International Holdings Ltd.	1,566,000	798,959
China Gold International Resources Corp. Ltd.	5,100	98,355
Chongqing Rural Commercial Bank Co. Ltd., Class H	322,000	278,868
ENN Energy Holdings Ltd.	109,000	880,736
Fuyao Glass Industry Group Co. Ltd., Class H(a)	157,600	1,178,955
H World Group Ltd., ADR	5,068	254,870
Haidilao International Holding Ltd.(a)(b)	350,000	637,037
Hengan International Group Co. Ltd.	269,000	943,535
Huaneng Power International, Inc., Class H	1,958,000	1,473,457
Kunlun Energy Co. Ltd.	580,000	529,680
New China Life Insurance Co. Ltd., Class H	63,500	374,835
Tencent Holdings Ltd.	47,400	2,926,150
Tingyi Cayman Islands Holding Corp.	328,000	543,027
Tongcheng Travel Holdings Ltd.	259,600	596,005
Tsingtao Brewery Co. Ltd., Class H	158,000	976,996
Vipshop Holdings Ltd., ADR	62,572	983,632
Investments	Shares	Value
Want Want China Holdings Ltd.	534,000	$313,989
Yum China Holdings, Inc.	7,300	358,845
Total China		18,864,779
Czech Republic – 0.7%
CEZ AS	9,939	559,382
Colt CZ Group SE	11,808	500,644
Total Czech Republic		1,060,026
Hungary – 0.9%
MOL Hungarian Oil & Gas PLC	113,119	1,335,167
India – 11.7%
Apollo Hospitals Enterprise Ltd.	8,544	668,305
Ashok Leyland Ltd.	225,154	365,877
AU Small Finance Bank Ltd.(a)	44,952	399,384
Axis Bank Ltd.	91,713	1,122,907
Bank of Baroda	232,363	606,577
Bharat Electronics Ltd.	59,636	251,908
Bharat Petroleum Corp. Ltd.	49,696	147,230
Bharti Airtel Ltd.	20,063	377,024
Britannia Industries Ltd.	15,057	860,888
Canara Bank	297,461	387,159
Colgate-Palmolive India Ltd.	12,846	242,256
Eicher Motors Ltd.	10,288	714,367
FSN E-Commerce Ventures Ltd.*	167,551	415,129
Havells India Ltd.	230	2,887
HDFC Bank Ltd.	4,560	35,170
Hero MotoCorp Ltd.	13,768	734,932
Hindustan Petroleum Corp. Ltd.	132,468	468,428
Hindustan Unilever Ltd.	3,882	84,116
ICICI Bank Ltd.	4,474	56,882
Indian Oil Corp. Ltd.	391,508	558,892
Infosys Ltd.	11,005	145,103
ITC Ltd.	2,539	7,701
Kotak Mahindra Bank Ltd.	216,602	807,044
Lupin Ltd.	17,080	416,678
Mahindra & Mahindra Ltd.	24,623	767,048
Marico Ltd.	100,119	776,843
Maruti Suzuki India Ltd.	2,122	275,316
MRF Ltd.	205	277,721
Persistent Systems Ltd.	14,159	728,067
Pidilite Industries Ltd.	10,613	143,784
Reliance Industries Ltd.	104,066	1,474,498
Shriram Finance Ltd.	53,498	491,895
Tata Consultancy Services Ltd.	6,519	162,128
Tata Motors Passenger Vehicles Limited	158,667	495,496
Tech Mahindra Ltd.	17,744	258,914
Torrent Pharmaceuticals Ltd.	14,128	628,611
TVS Motor Co. Ltd.	2,776	98,451
Union Bank of India Ltd.	392,567	679,603
WAAREE Energies Ltd.	13,327	436,952
Wipro Ltd.	23,386	46,265
Total India		17,618,436

See Notes to Financial Statements.

28    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Emerging Markets Multifactor Fund (EMMF) March 31, 2026
Investments	Shares	Value
Indonesia – 2.5%
Astra International Tbk. PT	1,967,900	$723,727
Bank Mandiri Persero Tbk. PT	1,702,200	472,764
Bank Rakyat Indonesia Persero Tbk. PT	2,754,000	539,634
Charoen Pokphand Indonesia Tbk. PT	2,259,700	545,163
Telkom Indonesia Persero Tbk. PT	3,514,600	632,833
United Tractors Tbk. PT	492,900	900,559
Total Indonesia		3,814,680
Malaysia – 5.2%
AMMB Holdings Bhd.	692,000	1,126,273
Hong Leong Bank Bhd.	132,700	717,740
IHH Healthcare Bhd.	364,200	807,734
Malayan Banking Bhd.	401,100	1,125,339
Maxis Bhd.	638,800	567,962
Mr. DIY Group M Bhd.(a)	984,300	371,939
Nestle Malaysia Bhd.	800	19,584
Petronas Dagangan Bhd.	63,900	344,672
RHB Bank Bhd.	186,100	387,919
SD Guthrie Bhd	347,900	519,831
Sunway Bhd.	373,700	443,013
Telekom Malaysia Bhd.	511,100	896,224
Tenaga Nasional Bhd.	145,400	499,150
Total Malaysia		7,827,380
Mexico – 3.8%
America Movil SAB de CV, Series B	465,543	587,815
Arca Continental SAB de CV	49,187	563,586
Cemex SAB de CV, Series CPO	372,413	424,193
Coca-Cola Femsa SAB de CV	62,169	601,997
Gruma SAB de CV, Class B	38,577	702,732
Grupo Aeroportuario del Centro Norte SAB de CV	18,487	263,244
Grupo Aeroportuario del Sureste SAB de CV, Class B	12,118	405,698
Grupo Financiero Banorte SAB de CV, Class O	37,330	411,299
Industrias Penoles SAB de CV*	6,483	286,252
Kimberly-Clark de Mexico SAB de CV, Class A	282,370	664,078
Promotora y Operadora de Infraestructura SAB de CV	50,520	811,529
Total Mexico		5,722,423
Philippines – 1.5%
Ayala Corp.	71,690	594,172
BDO Unibank, Inc.	5	9
International Container Terminal Services, Inc.	60,840	689,019
PLDT, Inc.	48,660	1,037,279
Total Philippines		2,320,479
Poland – 2.6%
Bank Polska Kasa Opieki SA	11,537	673,086
ORLEN SA	38,023	1,370,156
Powszechna Kasa Oszczednosci Bank Polski SA	41,947	977,325
Powszechny Zaklad Ubezpieczen SA	51,764	889,473
Total Poland		3,910,040
Investments	Shares	Value
Russia – 0.0%
GMK Norilskiy Nickel PAO*^	2,900	$0
GMK Norilskiy Nickel PAO, ADR*^	11	0
LUKOIL PJSC*^	67	0
LUKOIL PJSC, ADR*^	46	0
Magnit PJSC*^	32	0
Mobile TeleSystems PJSC, ADR*^	1,696	0
Novolipetsk Steel PJSC*^	3,110	0
PhosAgro PJSC*^	178	0
PhosAgro PJSC, GDR*^(c)	4	0
Polyus PJSC*^	590	0
Rosneft Oil Co. PJSC*^	1,588	0
Sberbank of Russia PJSC*^	2,556	0
Severstal PAO, GDR*^(c)	475	0
VTB Bank PJSC*^	3,307	0
X5 Retail Group NV, GDR*^(c)	223	0
Total Russia		0
South Africa – 3.4%
Bid Corp. Ltd.	27,313	650,342
Bidvest Group Ltd.	35,459	471,371
FirstRand Ltd.	128,952	648,922
Gold Fields Ltd.	5,890	261,682
Harmony Gold Mining Co. Ltd.	7,792	116,533
MTN Group Ltd.	15,843	180,898
Sasol Ltd.*	37,785	497,479
Shoprite Holdings Ltd.	41,551	669,477
Sibanye Stillwater Ltd.	134,209	400,177
Standard Bank Group Ltd.	26,042	463,180
Vodacom Group Ltd.	83,465	703,705
Total South Africa		5,063,766
South Korea – 17.3%
APR Corp.	863	189,881
Coupang, Inc.*	163,229	3,081,763
Hankook Tire & Technology Co. Ltd.	7,462	263,568
Hanmi Semiconductor Co. Ltd.	1,802	295,304
HD Hyundai Co. Ltd.	4,423	690,169
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	665	149,355
Hyundai Glovis Co. Ltd.	2,354	318,908
Hyundai Motor Co.	15,059	4,380,103
Kakao Corp.	16,978	507,683
Korea Electric Power Corp.	23,254	632,344
Korea Investment Holdings Co. Ltd.	2,689	355,514
KT&G Corp.	4,958	515,335
LG Display Co. Ltd.*	100,813	714,145
LG Uplus Corp.	92,709	940,013
Samsung Electro-Mechanics Co. Ltd.	4,862	1,293,549
Samsung Electronics Co. Ltd.	51,087	5,576,827
Samsung Heavy Industries Co. Ltd.*	10,943	174,685
Samsung SDS Co. Ltd.	12,863	1,260,560

See Notes to Financial Statements.

WisdomTree Trust    29

Schedule of Investments (continued) WisdomTree Emerging Markets Multifactor Fund (EMMF) March 31, 2026
Investments	Shares	Value
SK hynix, Inc.	7,503	$3,953,201
SK, Inc.	1,772	348,234
Woori Financial Group, Inc.	26,767	560,103
Total South Korea		26,201,244
Taiwan – 19.4%
Accton Technology Corp.	13,000	614,013
Asia Vital Components Co. Ltd.	17,000	1,058,180
ASPEED Technology, Inc.	3,000	1,004,066
Asustek Computer, Inc.	21,000	360,619
Bizlink Holding, Inc.	2,000	108,852
Cheng Shin Rubber Industry Co. Ltd.	421,000	409,543
Chroma ATE, Inc.	29,000	1,328,902
Chunghwa Telecom Co. Ltd.	22,000	91,523
Delta Electronics, Inc.	29,000	1,251,799
E Ink Holdings, Inc.	15,000	64,044
Eva Airways Corp.	560,000	594,683
Evergreen Marine Corp. Taiwan Ltd.	51,000	318,252
Far Eastern New Century Corp.	41,000	33,729
Far EasTone Telecommunications Co. Ltd.	205,000	589,287
Feng TAY Enterprise Co. Ltd.	148,000	370,810
Gigabyte Technology Co. Ltd.	112,000	779,481
Hotai Motor Co. Ltd.	40,000	604,942
Innolux Corp.	2,129,000	1,588,259
King Slide Works Co. Ltd.	4,000	397,247
Novatek Microelectronics Corp.	134,000	1,590,648
Pegatron Corp.	334,000	796,084
President Chain Store Corp.	33,000	231,733
Quanta Computer, Inc.	111,000	966,953
Realtek Semiconductor Corp.	21,000	313,982
Shanghai Commercial & Savings Bank Ltd.	416,000	507,476
SinoPac Financial Holdings Co. Ltd.	477,000	458,051
Taiwan Mobile Co. Ltd.	105,000	357,992
Taiwan Semiconductor Manufacturing Co. Ltd.	192,500	10,597,435
Uni-President Enterprises Corp.	115,000	255,396
United Microelectronics Corp.	693,000	1,224,726
Wan Hai Lines Ltd.	18,000	43,410
Yuanta Financial Holding Co. Ltd.	310,000	433,922
Total Taiwan		29,346,039
Thailand – 2.2%
Advanced Info Service PCL, NVDR	64,300	727,226
Charoen Pokphand Foods PCL, NVDR	27,000	17,110
Kasikornbank PCL, NVDR	141,300	818,323
Krung Thai Bank PCL, NVDR	841,300	892,829
PTT Exploration & Production PCL, NVDR	26,600	130,258
SCB X PCL, NVDR	22,900	99,988
TMBThanachart Bank PCL, NVDR	9,470,000	660,430
Total Thailand		3,346,164
Investments	Shares	Value
Turkey – 0.6%
Aselsan Elektronik Sanayi ve Ticaret AS(b)	66,490	$478,719
Ford Otomotiv Sanayi AS	143,002	325,034
Turkiye Is Bankasi AS, Class C*	111,937	33,143
Total Turkey		836,896
TOTAL COMMON STOCKS (Cost: $122,754,463)		143,528,783
PREFERRED STOCKS – 3.1%
Brazil – 3.1%
Banco Bradesco SA, 7.52%	291,875	1,071,485
Cia Energetica de Minas Gerais, 17.40%	252,464	609,652
Itau Unibanco Holding SA, 6.74%	121,533	1,011,931
Itausa SA, 8.03%	157,733	422,277
Petroleo Brasileiro SA – Petrobras, 10.54%	174,492	1,626,313
TOTAL PREFERRED STOCKS (Cost: $3,306,398)		4,741,658
MUTUAL FUND – 0.0%
United States – 0.0%
Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.54%(d) (Cost: $16,309)	16,309	16,309
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.4%
United States – 0.4%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%(d) (Cost: $615,622)	615,622	615,622
TOTAL INVESTMENTS IN SECURITIES – 98.6% (Cost: $126,692,792)		148,902,372
Other Assets less Liabilities – 1.4%		2,104,998
NET ASSETS – 100.0%		$151,007,370

*     Non-income producing security.

^     This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.

(a)   This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)  Security, or portion thereof, was on loan at March 31, 2026 (See Note 2). At March 31, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $279,319 and the total market value of the collateral held by the Fund was $615,622.

(c)   This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)  Rate shown represents annualized 7-day yield as of March 31, 2026.

See Notes to Financial Statements.

30    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Emerging Markets Multifactor Fund (EMMF) March 31, 2026
CURRENCY ABBREVIATIONS:
BRL	Brazilian Real
CLP	Chilean peso
CNY	Chinese yuan
CZK	Czech koruna
HKD	Hong Kong dollar
HUF	Hungary forint
IDR	Indonesian rupiah
INR	Indian rupee
KRW	South Korean won
MXN	Mexican peso
MYR	Malaysian ringgit
PHP	Philippines peso
CURRENCY ABBREVIATIONS:
PLN	Polish zloty
THB	Thai baht
TRY	Turkish lira
TWD	Taiwan new dollar
USD	United States dollar
ZAR	South African rand
OTHER ABBREVIATIONS:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA1	4/1/2026	257,661,019	KRW	170,028	USD	$—	$(1,804)
Bank of America NA1	4/1/2026	229,883,000	KRW	150,842	USD	—	(753)
Bank of America NA1	4/1/2026	8,172,000	TWD	255,695	USD	—	(80)
Bank of America NA1	4/2/2026	2,031,300,010	IDR	119,418	USD	109	—
Bank of America NA1	4/2/2026	636,105,110	KRW	414,428	USD	879	—
Bank of America NA1	4/2/2026	965,803	THB	29,329	USD	—	(44)
Bank of America NA1	4/3/2026	4,258,439	USD	6,284,688,818	KRW	155,109	—
Bank of America NA1	4/6/2026	45,705,990	PHP	752,858	USD	—	(640)
Bank of America NA1	4/7/2026	6,297,773	CZK	294,300	USD	1,085	—
Bank of America NA1	4/7/2026	13,180,603	USD	1,202,268,741	INR	506,297	—
Bank of America NA1	5/5/2026	1,914,187	USD	116,459,140	PHP	280	—
Bank of America NA1	5/6/2026	973,184	USD	20,818,196	CZK	—	(3,583)
Citibank NA	4/3/2026	22,174,095,059	KRW	14,529,148	USD	—	(51,482)
Citibank NA	4/3/2026	5,952,009	USD	40,592,703	CNY	75,566	—
Citibank NA	4/6/2026	1,013,603,957	CLP	1,095,196	USD	—	(9,518)
Citibank NA	4/7/2026	156,734,636	TWD	4,924,271	USD	—	(19,811)
Citibank NA	5/6/2026	2,105,646	USD	1,947,195,742	CLP	18,626	—
Citibank NA	5/7/2026	28,001,690	USD	42,698,376,740	KRW	97,148	—
Goldman Sachs[2]	4/1/2026	176,000	BRL	33,665	USD	39	—
Goldman Sachs[2]	4/1/2026	790,000	CZK	36,877	USD	175	—
Goldman Sachs[2]	4/1/2026	352,000	PLN	94,010	USD	409	—
Goldman Sachs[2]	4/1/2026	304,435	USD	2,385,640	HKD	152	—
Goldman Sachs[2]	4/1/2026	426,808	USD	19,000,000	TRY	—	(351)
Goldman Sachs[2]	4/2/2026	1,795,000	ZAR	104,509	USD	354	—
Goldman Sachs[2]	4/3/2026	14,330,382	MYR	3,550,992	USD	—	(11,652)
Goldman Sachs[2]	4/3/2026	6,407,710	PLN	1,715,350	USD	3,429	—
Goldman Sachs[2]	4/3/2026	1,715,350	USD	6,139,299	PLN	68,569	—
Goldman Sachs[2]	4/3/2026	1,838,855	USD	56,976,382	THB	111,124	—
Goldman Sachs[2]	4/6/2026	1,321,104	USD	6,849,223	BRL	10,364	—
Goldman Sachs[2]	4/7/2026	240,920,494	HUF	714,729	USD	3,872	—
Goldman Sachs[2]	4/7/2026	131,402,543	INR	1,420,169	USD	—	(34,924)
Goldman Sachs[2]	4/7/2026	59,080,596	MXN	3,279,344	USD	—	(4,911)
Goldman Sachs[2]	4/7/2026	21,559,477	USD	674,725,405	TWD	446,313	—
Goldman Sachs[2]	5/6/2026	1,328,473	USD	448,641,274	HUF	—	(7,025)
Goldman Sachs[2]	5/6/2026	5,777,312	USD	104,346,204	MXN	8,312	—

See Notes to Financial Statements.

WisdomTree Trust    31

Schedule of Investments (continued) WisdomTree Emerging Markets Multifactor Fund (EMMF) March 31, 2026
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs[2]	5/6/2026	5,612,776	USD	22,641,938	MYR	$14,884	$—
Goldman Sachs[2]	5/6/2026	3,630,129	USD	13,561,349	PLN	—	(7,259)
HSBC Holdings PLC[3]	4/1/2026	2,382,000,000	IDR	140,184	USD	—	(21)
HSBC Holdings PLC[3]	4/1/2026	1,313,712,609	IDR	77,286	USD	16	—
HSBC Holdings PLC[3]	4/1/2026	558,848	MYR	138,672	USD	—	(651)
HSBC Holdings PLC[3]	4/1/2026	440,200	MYR	109,366	USD	—	(648)
HSBC Holdings PLC[3]	4/2/2026	527,464	BRL	101,809	USD	—	(800)
HSBC Holdings PLC[3]	4/3/2026	40,592,703	CNY	5,865,998	USD	10,445	—
HSBC Holdings PLC[3]	4/3/2026	56,976,382	THB	1,733,808	USD	—	(6,076)
HSBC Holdings PLC[3]	4/3/2026	41,224,460	TRY	924,944	USD	700	—
HSBC Holdings PLC[3]	4/3/2026	11,080,169	USD	15,889,406,241	KRW	705,833	—
HSBC Holdings PLC[3]	4/3/2026	924,944	USD	41,694,923	TRY	—	(11,263)
HSBC Holdings PLC[3]	4/6/2026	28,527,032,183	IDR	1,677,873	USD	600	—
HSBC Holdings PLC[3]	4/6/2026	1,084,273	USD	18,206,794,555	IDR	13,022	—
HSBC Holdings PLC[3]	4/6/2026	792,447	USD	45,705,990	PHP	40,230	—
HSBC Holdings PLC[3]	4/7/2026	1,070,866,198	INR	11,405,540	USD	—	(116,479)
HSBC Holdings PLC[3]	4/7/2026	517,990,769	TWD	16,136,784	USD	71,919	—
HSBC Holdings PLC[3]	4/7/2026	294,300	USD	6,045,146	CZK	10,764	—
HSBC Holdings PLC[3]	4/7/2026	714,729	USD	228,109,263	HUF	34,340	—
HSBC Holdings PLC[3]	4/7/2026	3,279,344	USD	56,670,793	MXN	138,470	—
HSBC Holdings PLC[3]	4/7/2026	1,244,469	USD	19,880,045	ZAR	83,523	—
HSBC Holdings PLC[3]	4/7/2026	48,410,021	ZAR	2,826,660	USD	366	—
HSBC Holdings PLC[3]	5/6/2026	2,517,407	USD	42,847,534,887	IDR	—	(2,113)
HSBC Holdings PLC[3]	5/6/2026	15,176,091	USD	1,435,506,406	INR	88,327	—
HSBC Holdings PLC[3]	5/6/2026	1,042,696	USD	48,347,731	TRY	981	—
HSBC Holdings PLC[3]	5/6/2026	31,854,302	USD	1,024,593,617	TWD	—	(270,984)
HSBC Holdings PLC[3]	5/6/2026	3,846,392	USD	66,015,926	ZAR	—	(511)
HSBC Holdings PLC[3]	5/7/2026	2,937,571	USD	96,524,749	THB	2,862	—
HSBC Holdings PLC[3]	5/8/2026	9,679,941	USD	66,878,714	CNY	—	(23,888)
JPMorgan Chase Bank NA	4/2/2026	1,737,910	CZK	81,511	USD	—	(1)
JPMorgan Chase Bank NA	4/2/2026	1,299,600	HKD	165,759	USD	2	—
JPMorgan Chase Bank NA	4/2/2026	416,130	PLN	111,623	USD	—	(1)
Morgan Stanley & Co. International	4/1/2026	737,340	TRY	16,577	USD	—	(0)^
Morgan Stanley & Co. International	4/3/2026	3,692,446	USD	14,330,382	MYR	153,106	—
Morgan Stanley & Co. International	4/6/2026	7,867,002	USD	40,854,128	BRL	48,722	—
Morgan Stanley & Co. International	4/6/2026	610,969	USD	10,320,237,628	IDR	3,747	—
UBS Group AG	4/6/2026	47,703,351	BRL	9,127,906	USD	1,114	—
UBS Group AG	4/6/2026	783,239,709	CLP	872,496	USD	—	(33,563)
UBS Group AG	4/6/2026	2,057,922	USD	1,796,843,666	CLP	133,310	—
UBS Group AG	4/7/2026	1,582,191	USD	26,090,652	ZAR	58,561	—
UBS Group AG	5/6/2026	13,264,962	USD	69,773,698	BRL	—	(13,452)
						$3,124,055	$(634,288)

^     Amount represents less than $1.

1As of March 31, 2026, the Fund held $450,000 of cash collateral from the counterparty, Bank of America NA, for foreign currency contracts.

2As of March 31, 2026, the Fund held $410,000 of cash collateral from the counterparty, Goldman Sachs, for foreign currency contracts.

3As of March 31, 2026, the Fund held $510,000 of cash collateral from the counterparty, HSBC Holdings PLC, for foreign currency contracts.

See Notes to Financial Statements.

32    WisdomTree Trust

Schedule of Investments (concluded) WisdomTree Emerging Markets Multifactor Fund (EMMF) March 31, 2026

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks
Russia	$—	$—	$0*	$0
Other	143,528,783	—	—	143,528,783
Preferred Stocks	4,741,658	—	—	4,741,658
Mutual Fund	—	16,309	—	16,309
Investment of Cash Collateral for Securities Loaned	—	615,622	—	615,622
Total Investments in Securities	$148,270,441	$631,931	$0	$148,902,372
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$3,124,055	$—	$3,124,055
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(634,288)	$—	$(634,288)
Total – Net	$148,270,441	$3,121,698	$0	$151,392,139

*     Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust    33

Schedule of Investments WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE) March 31, 2026
Investments	Shares	Value
COMMON STOCKS – 98.0%
Australia – 0.2%
Anglogold Ashanti PLC	2,817	$270,287
Brazil – 4.5%
Ambev SA	60,779	177,497
Axia Energia	18,917	212,139
BB Seguridade Participacoes SA	26,443	176,271
Caixa Seguridade Participacoes SA	43,784	153,857
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	27,236	825,329
Energisa SA	12,647	127,051
Equatorial SA	20,332	158,741
Motiva Infraestrutura de Mobilidade SA	135,213	409,371
Porto Seguro SA	15,928	154,066
Raia Drogasil SA	26,847	120,972
Rede D’Or Sao Luiz SA(a)	49,947	372,741
Rumo SA	51,750	161,039
Suzano SA	14,773	146,826
Telefonica Brasil SA	20,732	163,690
TOTVS SA	16,985	113,646
Ultrapar Participacoes SA	3,144	17,292
Vibra Energia SA	249,132	1,508,546
WEG SA	39,407	384,943
Total Brazil		5,384,017
Chile – 1.6%
Banco de Chile	2,046,439	368,473
Banco de Credito & Inversiones SA	19,212	1,234,559
Banco Santander Chile	1,989,682	163,443
Latam Airlines Group SA	6,462,765	157,882
Total Chile		1,924,357
China – 0.3%
Airtac International Group	10,786	335,017
Czech Republic – 0.4%
Komercni Banka AS	2,186	110,626
Moneta Money Bank AS(a)	39,569	342,587
Total Czech Republic		453,213
Hungary – 0.5%
OTP Bank Nyrt	2,165	228,797
Richter Gedeon Nyrt	10,254	362,234
Total Hungary		591,031
India – 19.2%
ABB India Ltd.	4,758	298,050
Adani Ports & Special Economic Zone Ltd.	41,518	574,562
Alkem Laboratories Ltd.	2,012	112,406
APL Apollo Tubes Ltd.	39,415	804,933
Apollo Hospitals Enterprise Ltd.	3,401	266,024
Ashok Leyland Ltd.	126,298	205,235
Bajaj Auto Ltd.	4,415	408,759
Bajaj Finserv Ltd.	9,103	156,610
Bank of Baroda	40,128	104,753
Investments	Shares	Value
Bharat Electronics Ltd.	182,833	$772,304
Bharat Heavy Electricals Ltd.	39,068	101,121
Bharti Airtel Ltd.	18,861	354,436
Bosch Ltd.	344	104,253
Britannia Industries Ltd.	5,164	295,253
Cipla Ltd.	40,917	528,110
Colgate-Palmolive India Ltd.	11,097	209,272
Container Corp. of India Ltd.	17,295	77,550
Coromandel International Ltd.	4,798	96,609
Cummins India Ltd.	7,078	335,816
Dixon Technologies India Ltd.	1,053	107,389
DLF Ltd.	9,747	51,803
Eicher Motors Ltd.	3,770	261,777
GAIL India Ltd.	362,569	526,411
Havells India Ltd.	4,549	57,102
HCL Technologies Ltd.	17,851	252,496
HDFC Asset Management Co. Ltd.(a)	9,686	226,340
HDFC Bank Ltd.	97,796	754,282
Hero MotoCorp Ltd.	4,051	216,241
Hindalco Industries Ltd.	38,400	358,074
Hindustan Aeronautics Ltd.	3,124	114,857
Hindustan Unilever Ltd.	13,435	291,112
Hitachi Energy India Ltd.	695	177,581
ICICI Bank Ltd.	46,390	589,799
ICICI Lombard General Insurance Co. Ltd.(a)	4,351	78,470
Indian Hotels Co. Ltd.	46,376	279,164
Indian Railway Catering & Tourism Corp. Ltd.	11,037	57,542
Infosys Ltd.	44,434	585,871
ITC Ltd.	84,085	255,051
Kotak Mahindra Bank Ltd.	74,843	278,860
Larsen & Toubro Ltd.	13,693	505,875
LTIMindtree Ltd.(a)	1,656	70,078
Lupin Ltd.	7,551	184,212
Mahindra & Mahindra Ltd.	13,016	405,471
Marico Ltd.	21,560	167,288
Maruti Suzuki India Ltd.	3,217	417,385
MRF Ltd.	160	216,758
Nestle India Ltd.	32,669	404,639
Oberoi Realty Ltd.	6,361	95,165
Oracle Financial Services Software Ltd.	1,031	73,166
Persistent Systems Ltd.	3,995	205,426
PI Industries Ltd.	3,696	105,944
Pidilite Industries Ltd.	22,814	309,082
Polycab India Ltd.	2,034	146,757
Punjab National Bank	305,064	323,433
Reliance Industries Ltd.	79,528	1,126,822
Samvardhana Motherson International Ltd.	604,244	669,423
SBI Cards & Payment Services Ltd.	19,022	127,440
Siemens Ltd.*	5,673	175,545
Solar Industries India Ltd.	1,438	183,084
State Bank of India	46,583	481,012
Sun Pharmaceutical Industries Ltd.	28,103	520,646

See Notes to Financial Statements.

34    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE) March 31, 2026
Investments	Shares	Value
Tata Consultancy Services Ltd.	14,640	$364,099
Tata Elxsi Ltd.	872	36,559
Tata Motors Passenger Vehicles Limited	19,042	59,466
Tech Mahindra Ltd.	23,313	340,175
Torrent Pharmaceuticals Ltd.	9,327	414,996
Torrent Power Ltd.	5,184	71,369
Trent Ltd.	7,335	254,876
TVS Motor Co. Ltd.	19,650	696,885
UltraTech Cement Ltd.	3,756	425,501
Union Bank of India Ltd.	77,300	133,820
United Spirits Ltd.	56,626	727,640
UPL Ltd.	111,751	669,160
Wipro Ltd.	65,809	130,190
Zydus Lifesciences Ltd.	10,955	100,623
Total India		22,666,288
Indonesia – 1.0%
Bank Central Asia Tbk. PT	805,700	305,791
Bank Mandiri Persero Tbk. PT	824,600	229,022
Bank Negara Indonesia Persero Tbk. PT	423,400	93,676
Bank Rakyat Indonesia Persero Tbk. PT	759,500	148,821
Indofood CBP Sukses Makmur Tbk. PT	188,800	81,655
Kalbe Farma Tbk. PT	1,819,800	103,869
Sumber Alfaria Trijaya Tbk. PT	1,143,600	99,593
Telkom Indonesia Persero Tbk. PT	711,200	128,057
Total Indonesia		1,190,484
Malaysia – 3.5%
AMMB Holdings Bhd.	181,700	295,728
CIMB Group Holdings Bhd.	312,700	583,079
Gamuda Bhd	86,800	79,961
IHH Healthcare Bhd.	128,400	284,770
Maxis Bhd.	906,500	805,977
Mr. DIY Group M Bhd.(a)	224,200	84,719
Petronas Dagangan Bhd.	47,500	256,211
Press Metal Aluminium Holdings Bhd.	158,600	313,361
Public Bank Bhd.	308,800	356,924
QL Resources Bhd.	350,150	319,969
SD Guthrie Bhd	93,100	139,110
Sunway Bhd.	96,800	114,754
Telekom Malaysia Bhd.	183,300	321,420
YTL Corp. Bhd.	180,200	75,213
YTL Power International Bhd.	138,200	102,396
Total Malaysia		4,133,592
Mexico – 6.7%
America Movil SAB de CV, Series B	161,118	203,435
Arca Continental SAB de CV	54,092	619,788
Cemex SAB de CV, Series CPO	658,188	749,703
Coca-Cola Femsa SAB de CV	68,145	659,864
Gruma SAB de CV, Class B	11,112	202,420
Grupo Aeroportuario del Centro Norte SAB de CV	26,096	371,591
Grupo Aeroportuario del Pacifico SAB de CV, Class B	31,476	771,394
Grupo Carso SAB de CV, Series A1	19,927	148,689
Investments	Shares	Value
Grupo Financiero Banorte SAB de CV, Class O	142,636	$1,571,553
Grupo Mexico SAB de CV, Series B	187,208	1,991,462
Kimberly-Clark de Mexico SAB de CV, Class A	13,097	30,801
Prologis Property Mexico SA de CV	91,458	396,775
Qualitas Controladora SAB de CV	16,002	152,583
Total Mexico		7,870,058
Philippines – 2.8%
Ayala Land, Inc.	414,500	110,124
Bank of the Philippine Islands	147,700	242,884
BDO Unibank, Inc.	86,827	161,220
International Container Terminal Services, Inc.	145,650	1,649,501
Jollibee Foods Corp.	27,900	81,610
Manila Electric Co.	69,490	706,339
Metropolitan Bank & Trust Co.	154,590	161,588
SM Investments Corp.	13,170	134,410
SM Prime Holdings, Inc.	278,700	93,818
Total Philippines		3,341,494
Poland – 4.9%
Bank Polska Kasa Opieki SA	13,576	792,044
KGHM Polska Miedz SA*	21,114	1,517,265
LPP SA	88	526,388
ORLEN SA	39,173	1,411,596
Powszechna Kasa Oszczednosci Bank Polski SA	48,918	1,139,743
Powszechny Zaklad Ubezpieczen SA	10,441	179,410
Santander Bank Polska SA	1,134	177,337
Total Poland		5,743,783
Romania – 0.2%
NEPI Rockcastle NV*	29,588	234,699
Russia – 0.0%
GMK Norilskiy Nickel PAO*^	99,300	0
GMK Norilskiy Nickel PAO, ADR*^	3	0
Mobile TeleSystems PJSC, ADR*^	24,869	0
Novolipetsk Steel PJSC*^	71,650	0
PhosAgro PJSC*^	2,975	0
PhosAgro PJSC, GDR*^(b)	60	0
Polyus PJSC*^	13,340	0
Severstal PAO, GDR*^(b)	8,497	0
Surgutneftegas PAO*^	341,560	0
Surgutneftegas PJSC, ADR*^	749	0
TCS Group Holding PLC, GDR*^(b)	2,248	0
Total Russia		0
Saudi Arabia – 3.5%
Al Rajhi Bank	11,102	315,374
Alinma Bank	27,833	214,054
Almarai Co. JSC	11,355	132,837
Arab National Bank	65,901	378,273
Arabian Internet & Communications Services Co.	314	16,367
Banque Saudi Fransi	26,058	137,699
Co. for Cooperative Insurance	16,138	550,462
Dr. Sulaiman Al Habib Medical Services Group Co.	2,897	199,484

See Notes to Financial Statements.

WisdomTree Trust    35

Schedule of Investments (continued) WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE) March 31, 2026
Investments	Shares	Value
Elm Co.	894	$127,694
Etihad Etisalat Co.	28,743	500,165
Mouwasat Medical Services Co.(c)	5,671	109,790
Riyad Bank	16,443	129,174
SAL Saudi Logistics Services(c)	2,773	123,405
Saudi Awwal Bank(c)	12,189	121,156
Saudi National Bank	49,445	551,029
Saudi Tadawul Group Holding Co.	1,989	74,099
Saudi Telecom Co.	40,068	453,790
Total Saudi Arabia		4,134,852
South Africa – 3.5%
Bid Corp. Ltd.	19,321	460,047
Capitec Bank Holdings Ltd.	2,072	498,993
Clicks Group Ltd.	10,414	176,102
Discovery Ltd.	10,284	149,176
FirstRand Ltd.	76,494	384,939
Gold Fields Ltd.	7,169	318,506
Harmony Gold Mining Co. Ltd.	19,054	284,961
OUTsurance Group Ltd.	146,918	597,371
Sanlam Ltd.	28,078	145,955
Shoprite Holdings Ltd.	18,764	302,329
Standard Bank Group Ltd.	44,503	791,525
Total South Africa		4,109,904
South Korea – 15.9%
Amorepacific Corp.	719	64,406
Celltrion, Inc.*	9,759	1,256,472
Coway Co. Ltd.*	1,907	89,894
DB Insurance Co. Ltd.	4,048	432,907
Hanmi Semiconductor Co. Ltd.	2,666	436,892
Hanwha Aerospace Co. Ltd.	926	755,116
Hanwha Ocean Co. Ltd.*	2,646	207,651
Hanwha Systems Co. Ltd.	2,573	191,675
HD Hyundai Electric Co. Ltd.	1,051	570,909
HD Hyundai Heavy Industries Co. Ltd.	542	164,548
Hyosung Heavy Industries Corp.	129	206,852
Hyundai Glovis Co. Ltd.	6,075	823,010
Hyundai Rotem Co. Ltd.	969	107,234
Korea Aerospace Industries Ltd.	4,194	450,986
Korea Investment Holdings Co. Ltd.	1,054	139,350
LIG Nex1 Co. Ltd.	359	143,211
LS Electric Co. Ltd.	1,996	935,676
Meritz Financial Group, Inc.*	4,008	291,510
Mirae Asset Securities Co. Ltd.	7,614	306,220
NAVER Corp.	1,830	240,750
NH Investment & Securities Co. Ltd.	7,373	142,487
Orion Corp.	2,053	171,569
Posco International Corp.	2,539	118,525
Samsung Electronics Co. Ltd.	70,427	7,688,045
Samsung Fire & Marine Insurance Co. Ltd.	761	218,862
Samsung Life Insurance Co. Ltd.	3,103	426,456
Samyang Foods Co. Ltd.	143	112,036
Investments	Shares	Value
SK hynix, Inc.	2,199	$1,158,615
Yuhan Corp.	16,077	995,070
Total South Korea		18,846,934
Taiwan – 26.7%
Accton Technology Corp.	29,000	1,369,722
Alchip Technologies Ltd.	3,000	233,187
Asia Vital Components Co. Ltd.	15,000	933,688
Asustek Computer, Inc.	9,000	154,551
Cathay Financial Holding Co. Ltd.	82,000	180,313
CTBC Financial Holding Co. Ltd.	311,000	499,040
Delta Electronics, Inc.	12,000	517,986
E.Sun Financial Holding Co. Ltd.	357,636	355,175
Eclat Textile Co. Ltd.	16,000	165,155
Elite Material Co. Ltd.	5,000	406,631
Eva Airways Corp.	187,000	198,581
Evergreen Marine Corp. Taiwan Ltd.	21,000	131,045
Far EasTone Telecommunications Co. Ltd.	147,000	422,562
Fortune Electric Co. Ltd.	19,300	475,105
Fubon Financial Holding Co. Ltd.	238,125	640,561
Gigabyte Technology Co. Ltd.	14,000	97,435
Global Unichip Corp.	5,000	338,599
Hon Hai Precision Industry Co. Ltd.	63,000	369,487
Hua Nan Financial Holdings Co. Ltd.	332,180	344,960
Jentech Precision Industrial Co. Ltd.	2,000	237,410
King Slide Works Co. Ltd.	2,000	198,624
Lotes Co. Ltd.	4,000	256,490
MediaTek, Inc.	19,000	885,518
Mega Financial Holding Co. Ltd.	463,000	556,845
Nien Made Enterprise Co. Ltd.	32,000	330,310
Quanta Computer, Inc.	84,000	731,749
Realtek Semiconductor Corp.	10,000	149,515
SinoPac Financial Holdings Co. Ltd.	656,928	630,832
Synnex Technology International Corp.	55,000	130,404
Taiwan Business Bank	1,034,400	485,330
Taiwan Mobile Co. Ltd.	29,000	98,874
Taiwan Semiconductor Manufacturing Co. Ltd.	298,291	16,421,400
TS Financial Holding Co. Ltd.	277,000	200,580
Voltronic Power Technology Corp.	8,000	181,170
Wan Hai Lines Ltd.	51,000	122,993
Wistron Corp.	46,000	176,259
Wiwynn Corp.(c)	11,000	1,135,439
Yageo Corp.	70,000	533,156
Yuanta Financial Holding Co. Ltd.	138,000	193,165
Zhen Ding Technology Holding Ltd.	18,000	116,265
Total Taiwan		31,606,111
Thailand – 2.1%
Advanced Info Service PCL, NVDR	20,100	227,329
Airports of Thailand PCL, NVDR	80,900	127,556
Bangkok Dusit Medical Services PCL, NVDR	202,600	115,490
Bumrungrad Hospital PCL, NVDR	159,500	788,311
Central Pattana PCL, NVDR	85,200	160,816

See Notes to Financial Statements.

36    WisdomTree Trust

Schedule of Investments (concluded) WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE) March 31, 2026
Investments	Shares	Value
Charoen Pokphand Foods PCL, NVDR	238,700	$151,268
CP ALL PCL, NVDR	109,800	151,483
Delta Electronics Thailand PCL, NVDR	30,300	237,953
Kasikornbank PCL, NVDR	26,000	150,576
Krung Thai Bank PCL, NVDR	201,800	214,160
TMBThanachart Bank PCL, NVDR	2,210,000	154,124
Total Thailand		2,479,066
Turkey – 0.5%
Aselsan Elektronik Sanayi ve Ticaret AS(c)	23,590	169,845
BIM Birlesik Magazalar AS(c)	16,536	253,914
Yapi ve Kredi Bankasi AS*	248,870	184,750
Total Turkey		608,509
TOTAL COMMON STOCKS (Cost: $77,643,184)		115,923,696
PREFERRED STOCKS – 1.9%
Brazil – 1.2%
Cia Energetica de Minas Gerais, 17.40%	172,181	415,784
Itau Unibanco Holding SA, 6.74%	42,310	352,289
Itausa SA, 8.03%	232,937	623,610
Total Brazil		1,391,683
India – 0.0%
TVS Motor Co. Ltd., 6.00%	97,756	10,564
South Korea – 0.7%
Samsung Electronics Co. Ltd., 2.82%	11,926	887,647
TOTAL PREFERRED STOCKS (Cost: $1,422,845)		2,289,894
MUTUAL FUND – 0.1%
United States – 0.1%
Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.54%(d) (Cost: $114,904)	114,904	114,904
Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.5%
United States – 0.5%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%(d) (Cost: $569,114)	569,114	$569,114
TOTAL INVESTMENTS IN SECURITIES – 100.5% (Cost: $79,750,047)		118,897,608
Other Liabilities less Assets – (0.5)%		(595,093)
NET ASSETS – 100.0%		$118,302,515

*     Non-income producing security.

^  This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.

(a)   This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)  This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(c)   Security, or portion thereof, was on loan at March 31, 2026 (See Note 2). At March 31, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,474,585 and the total market value of the collateral held by the Fund was $1,566,754. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $997,640.

(d)  Rate shown represents annualized 7-day yield as of March 31, 2026.

ABBREVIATIONS:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks
Russia	$—	$—	$0*	$0
Other	115,923,696	—	—	115,923,696
Preferred Stocks	2,289,894	—	—	2,289,894
Mutual Fund	—	114,904	—	114,904
Investment of Cash Collateral for Securities Loaned	—	569,114	—	569,114
Total Investments in Securities	$118,213,590	$684,018	$0	$118,897,608

*     Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

See Notes to Financial Statements.

WisdomTree Trust    37

Schedule of Investments WisdomTree Emerging Markets SmallCap Dividend Fund (DGS) March 31, 2026
Investments	Shares	Value
COMMON STOCKS – 99.4%
Brazil – 6.7%
Allos SA	145,230	$843,799
Alupar Investimento SA	562,428	3,789,048
Azzas 2154 SA	89,650	441,215
Bemobi Mobile Tech SA	245,996	1,264,852
Blau Farmaceutica SA	234,144	460,042
Boa Safra Sementes SA	328,333	448,303
Cia de Saneamento de Minas Gerais Copasa MG	718,418	7,938,168
Cia de Sanena do Parana	1,106,678	9,437,159
Cogna Educacao SA	2,783,049	1,684,129
Construtora Tenda SA	178,698	1,067,681
Cury Construtora & Incorporadora SA	133,034	901,338
Cyrela Brazil Realty SA Empreendimentos & Participacoes	400,515	2,095,399
EcoRodovias Infraestrutura e Logistica SA	475,764	768,045
Energisa SA	1,108,762	11,138,682
Ez Tec Empreendimentos & Participacoes SA	743,400	1,990,201
Fleury SA	325,049	991,590
Fras-Le SA	79,207	343,861
Grendene SA	1,834,358	1,665,059
Grupo SBF SA	222,459	523,563
Hypera SA	933,800	4,162,978
Iguatemi SA	152,553	816,234
Irani Papel & Embalagem SA	544,619	1,018,954
JHSF Participacoes SA	1,564,827	2,777,879
Lavvi Empreendimentos Imobiliarios SA	75,839	207,100
Lojas Renner SA	4,267,309	12,225,116
LWSA SA(a)	808,487	588,334
M Dias Branco SA	80,433	354,420
Mahle Metal Leve SA	452,794	3,033,974
Mills Locacao Servicos & Logistica SA	268,920	712,217
Multiplan Empreendimentos Imobiliarios SA	539,945	3,289,126
Odontoprev SA	2,237,543	5,754,594
Sendas Distribuidora SA	894,117	1,623,192
SLC Agricola SA	1,281,752	4,592,457
Smartfit Escola de Ginastica e Danca SA	184,230	675,963
Tegma Gestao Logistica SA	124,351	744,875
Transmissora Alianca de Energia Eletrica SA	1,704,587	14,039,638
Tres Tentos Agroindustrial SA	209,021	640,438
Uniao Pet Participacoes SA	1,189,309	790,299
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	81,839	318,144
Vivara Participacoes SA	122,331	606,976
Vulcabras SA	667,300	2,238,837
Wiz Co.	181,152	309,786
YDUQS Participacoes SA	328,629	762,109
Total Brazil		110,075,774
Investments	Shares	Value
Chile – 2.0%
Aguas Andinas SA, Class A	13,371,163	$5,069,445
Banco Itau Chile SA	306,245	6,313,755
Cencosud Shopping SA	1,300,949	3,363,315
Cia Cervecerias Unidas SA	283,922	1,604,931
Colbun SA	28,405,783	3,954,924
Empresa Nacional de Telecomunicaciones SA	331,663	1,303,620
Engie Energia Chile SA	1,057,671	1,687,815
Inversiones Aguas Metropolitanas SA	822,561	894,703
Parque Arauco SA	950,512	3,848,020
Ripley Corp. SA	1,080,315	446,642
SMU SA	20,798,937	2,918,102
Vina Concha y Toro SA	594,829	563,333
Total Chile		31,968,605
China – 11.2%
AIMA Technology Group Co. Ltd., Class A	51,300	240,282
AK Medical Holdings Ltd.(a)	566,000	446,147
Angel Yeast Co. Ltd., Class A	94,200	551,149
Anhui Expressway Co. Ltd., Class H	2,114,000	4,004,094
Anhui XDLK Microsystem Corp. Ltd., Class A	4,407	36,702
Anhui Yingjia Distillery Co. Ltd., Class A	41,300	194,340
Anhui Zhongding Sealing Parts Co. Ltd., Class A	13,800	35,885
AsiaInfo Technologies Ltd.(a)(b)	530,800	387,934
AviChina Industry & Technology Co. Ltd., Class H(b)	3,000,000	1,270,376
Bank of Changsha Co. Ltd., Class A	4,575,200	6,379,194
Bank of Chongqing Co. Ltd., Class H	1,701,000	1,716,144
Bank of Zhengzhou Co. Ltd., Class H(a)(b)	1,237,000	160,932
Beijing Easpring Material Technology Co. Ltd., Class A	59,900	445,432
Beijing Huafeng Test & Control Technology Co. Ltd., Class A	1,621	61,679
Beijing Jingneng Clean Energy Co. Ltd., Class H	8,744,000	2,520,528
Beijing Shougang Co. Ltd., Class A	215,200	145,509
Beijing Ultrapower Software Co. Ltd., Class A	318,600	429,923
Beijing Yanjing Brewery Co. Ltd., Class A	132,100	250,555
Bethel Automotive Safety Systems Co. Ltd., Class A	68,500	435,991
Betta Pharmaceuticals Co. Ltd., Class A	36,500	230,414
Binjiang Service Group Co. Ltd.	287,000	858,050
Cheerwin Group Ltd.(a)	1,951,000	577,322
Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	9,400	39,333
Chervon Holdings Ltd.	326,000	677,763
China Baoan Group Co. Ltd., Class A	254,400	324,506
China Communications Services Corp. Ltd., Class H	8,758,000	4,714,007
China Conch Venture Holdings Ltd.	1,622,000	2,362,598
China Datang Corp. Renewable Power Co. Ltd., Class H	3,752,000	746,552

See Notes to Financial Statements.

38    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Emerging Markets SmallCap Dividend Fund (DGS) March 31, 2026
Investments	Shares	Value
China East Education Holdings Ltd.*(a)	2,128,500	$1,381,861
China Lesso Group Holdings Ltd., Class L	2,248,000	1,416,433
China Medical System Holdings Ltd.	1,524,000	2,600,842
China Railway Construction Heavy Industry Corp. Ltd., Class A	228,276	178,147
China Resources Medical Holdings Co. Ltd.	1,429,000	492,118
China Southern Power Grid Technology Co. Ltd., Class A	25,449	213,454
China Suntien Green Energy Corp. Ltd., Class H	8,036,000	4,007,648
China XD Electric Co. Ltd., Class A	305,400	672,555
China XLX Fertiliser Ltd.	1,517,000	2,110,975
Chinasoft International Ltd.*(b)	1,120,000	468,559
Chongqing Zongshen Power Machinery Co. Ltd., Class A	13,800	39,761
CIMC Enric Holdings Ltd.	1,348,000	1,733,099
COFCO Capital Holdings Co. Ltd., Class A	156,400	235,731
Country Garden Services Holdings Co. Ltd.	5,669,000	4,273,334
Dekon Food & Agriculture Group, Class H	57,800	478,828
Digital China Group Co. Ltd., Class A	7,800	37,686
Dong-E-E-Jiao Co. Ltd., Class A	817,100	6,763,520
Dongyue Group Ltd.	821,000	1,133,035
Dynagreen Environmental Protection Group Co. Ltd., Class H	1,277,000	892,574
EEKA Fashion Holdings Ltd.*	151,500	131,013
Ever Sunshine Services Group Ltd.	4,480,000	1,022,831
Fufeng Group Ltd.(b)	4,889,000	4,315,181
Fujian Funeng Co. Ltd., Class A	347,000	522,507
Geovis Technology Co. Ltd., Class A	57,739	509,951
Greentown Service Group Co. Ltd.	2,872,000	1,564,174
GRG Banking Equipment Co. Ltd., Class A	194,700	320,521
Guangshen Railway Co. Ltd., Class H	2,420,000	694,498
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	62,800	296,328
Guoquan Food Shanghai Co. Ltd., Class H	2,244,000	1,210,699
Harbin Electric Co. Ltd., Class H	982,000	2,605,240
Hengan International Group Co. Ltd.	1,778,000	6,236,448
Hengdian Group DMEGC Magnetics Co. Ltd., Class A	1,632,800	4,397,191
Hisense Home Appliances Group Co. Ltd., Class H	990,000	2,519,132
Hisense Visual Technology Co. Ltd., Class A	636,500	2,060,628
HLA Group Corp. Ltd., Class A	175,600	166,023
Huaan Securities Co. Ltd., Class A	2,223,100	1,786,411
Hualan Biological Engineering, Inc., Class A	1,128,300	2,393,270
Huaxin Building Materials Group Co. Ltd., Class H	959,600	1,961,989
Hubei Dinglong Co. Ltd., Class A	93,800	669,544
Hubei Xingfa Chemicals Group Co. Ltd., Class A	659,700	3,188,322
Hunan Gold Corp. Ltd., Class A	95,600	427,706
Jiangsu Guoxin Corp. Ltd., Class A	117,100	138,688
Jiangsu Nata Opto-electronic Material Co. Ltd., Class A	83,100	543,115
Investments	Shares	Value
Jiangsu Yangnong Chemical Co. Ltd., Class A	41,600	$451,735
Jiangsu Yoke Technology Co. Ltd., Class A	41,600	474,262
Jinan Acetate Chemical Co. Ltd.	766,000	1,007,516
JNBY Design Ltd.	1,175,500	3,148,580
Juneyao Airlines Co. Ltd., Class A	170,700	296,334
Kinetic Development Group Ltd.(b)	9,602,000	2,596,393
Launch Tech Co. Ltd., Class H	975,000	1,001,091
Lepu Medical Technology Beijing Co. Ltd., Class A	212,500	498,429
LEPU ScienTech Medical Technology Shanghai Co. Ltd., Class H	173,000	303,846
Levima Advanced Materials Corp., Class A	58,700	168,535
Lingbao Gold Group Co. Ltd., Class H(b)	631,600	2,078,427
Livzon Pharmaceutical Group, Inc., Class H	255,700	894,275
Maoyan Entertainment(a)(b)	974,000	711,847
Meihua Holdings Group Co. Ltd., Class A	2,420,900	4,013,394
MicroPort NeuroScientific Corp.	232,409	311,847
Midea Real Estate Holding Ltd.*(a)	1,255,600	560,521
Nanjing Iron & Steel Co. Ltd., Class A	4,599,900	3,663,030
NetDragon Websoft Holdings Ltd.	1,028,500	1,172,775
Ningbo Sanxing Medical Electric Co. Ltd., Class A	831,400	3,156,255
Onewo, Inc., Class H	176,500	366,723
Oppein Home Group, Inc., Class A	17,200	132,735
Proya Cosmetics Co. Ltd., Class A	19,900	175,238
Q Technology Group Co. Ltd.	529,000	497,274
Qilu Bank Co. Ltd., Class A	6,800,800	5,671,682
Qingdao TGOOD Electric Co. Ltd., Class A	96,900	381,612
Sany Heavy Equipment International Holdings Co. Ltd.	1,749,000	2,465,046
Sealand Securities Co. Ltd., Class A	702,900	389,782
Shaanxi Energy Investment Co. Ltd., Class A	139,000	216,952
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	3,725,600	1,781,970
Shanghai Chicmax Cosmetic Co. Ltd., Class H(b)	83,600	561,940
Shanghai Conant Optical Co. Ltd., Class H	355,400	2,114,213
Shenzhen Energy Group Co. Ltd., Class A	214,400	215,744
Shenzhen Expressway Corp. Ltd., Class H	3,018,000	2,890,893
Shenzhen Huaqiang Industry Co. Ltd., Class A	53,300	190,691
Shenzhen MTC Co. Ltd., Class A	346,700	474,870
Shenzhen SC New Energy Technology Corp., Class A	71,100	1,084,407
Shenzhen Sunlord Electronics Co. Ltd., Class A*	423,900	2,079,391
Shenzhen Zhaowei Machinery & Electronic Co. Ltd., Class A	2,500	34,749
Sichuan Expressway Co. Ltd., Class H	2,122,000	1,488,610
Silergy Corp.	180,000	1,582,108
Sinomine Resource Group Co. Ltd., Class A	103,200	1,110,192
Sinopec Engineering Group Co. Ltd., Class H	5,364,000	4,022,897
Skshu Paint Co. Ltd., Class A	36,800	270,138
Southwest Securities Co. Ltd., Class A	429,800	258,252
State Grid Yingda Co. Ltd., Class A	206,100	190,383

See Notes to Financial Statements.

WisdomTree Trust    39

Schedule of Investments (continued) WisdomTree Emerging Markets SmallCap Dividend Fund (DGS) March 31, 2026
Investments	Shares	Value
Sunresin New Materials Co. Ltd., Class A	37,000	$351,213
Sunshine Guojian Pharmaceutical Shanghai Co. Ltd., Class A	21,498	235,253
Suzhou Maxwell Technologies Co. Ltd., Class A	3,600	119,206
Thunder Software Technology Co. Ltd., Class A	55,300	467,752
Tian Lun Gas Holdings Ltd.(b)	512,000	188,077
Tiangong International Co. Ltd.(b)	1,630,000	644,499
Tianneng Battery Group Co. Ltd., Class A	20,459	95,709
Tong Ren Tang Technologies Co. Ltd., Class H(b)	340,888	171,744
Tongkun Group Co. Ltd., Class A	278,000	726,526
TravelSky Technology Ltd., Class H	692,000	853,504
Wangsu Science & Technology Co. Ltd., Class A	788,600	1,929,625
Wuchan Zhongda Group Co. Ltd., Class A	1,914,200	1,435,643
Wuhan Dameng Database Co. Ltd., Class A	1,895	57,503
Xiamen Amoytop Biotech Co. Ltd., Class A	29,865	280,199
Xiamen C & D, Inc., Class A	2,322,148	2,985,604
Xiamen Faratronic Co. Ltd., Class A	17,900	323,728
Xinyi Energy Holdings Ltd.	5,364,000	814,158
Xtep International Holdings Ltd.	2,585,500	1,474,093
Yifeng Pharmacy Chain Co. Ltd., Class A	124,500	439,834
Yihai International Holding Ltd.	651,000	1,355,108
YSB, Inc.(b)	164,200	106,811
Yunnan Chihong Zinc & Germanium Co. Ltd., Class A	3,021,600	3,438,658
Zhejiang Hailiang Co. Ltd., Class A	167,600	337,301
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	279,900	650,845
Zhejiang Longsheng Group Co. Ltd., Class A	4,006,800	7,547,522
Zhejiang Sanmei Chemical Industry Co. Ltd., Class A	28,800	256,989
Zhou Hei Ya International Holdings Co. Ltd.*(a)	1,429,000	253,349
Total China		183,752,948
Czech Republic – 0.6%
Colt CZ Group SE	18,746	794,806
Moneta Money Bank AS(a)	999,616	8,654,644
Total Czech Republic		9,449,450
Hong Kong – 0.0%
Gushengtang Holdings Ltd.	209,100	728,098
Hungary – 0.3%
Magyar Telekom Telecommunications PLC	775,294	4,776,725
India – 7.9%
360 ONE WAM Ltd.	143,584	1,437,524
Aditya Birla Sun Life Asset Management Co. Ltd.	113,396	1,050,048
Aegis Logistics Ltd.	61,729	389,611
Afcons Infrastructure Ltd.	41,291	118,237
AGI Greenpac Ltd.	22,994	113,590
AIA Engineering Ltd.	12,356	473,742
Akzo Nobel India Ltd.	20,065	601,789
Alembic Pharmaceuticals Ltd.	54,900	383,900
Alkyl Amines Chemicals	17,409	226,054
Allcargo Logistics Ltd.*	1,628,715	123,293
Investments	Shares	Value
ALLCARGO WORLD*^	1,669,880	$377,995
Allied Blenders & Distillers Ltd.	26,306	112,062
Anand Rathi Wealth Ltd.	24,750	792,063
Apar Industries Ltd.	12,065	1,256,888
Apollo Tyres Ltd.	438,173	1,904,703
Arvind Ltd.	594,629	2,123,390
Asahi India Glass Ltd.	39,964	330,503
Aster DM Healthcare Ltd.(a)	108,758	768,253
AstraZeneca Pharma India Ltd.	804	65,825
Atul Ltd.	84	5,640
Avanti Feeds Ltd.	85,127	1,055,463
Banco Products India Ltd.	48,493	257,857
Bandhan Bank Ltd.(a)	521,868	777,723
Bayer CropScience Ltd.	23,803	1,165,848
BEML Ltd.	22,282	321,701
Birla Corp. Ltd.	17,645	155,245
Bombay Burmah Trading Co.	18,408	256,570
Bosch Home Comfort India Ltd.	18,331	202,755
Brigade Enterprises Ltd.	80,974	555,556
Caplin Point Laboratories Ltd.	4,952	78,565
Care Ratings Ltd.	73,156	1,117,215
Castrol India Ltd.	1,034,313	1,892,213
CCL Products India Ltd.	74,211	814,650
Ceat Ltd.	15,818	540,754
Central Bank of India Ltd.	1,081,379	358,336
CESC Ltd.	2,213,319	3,504,254
Chambal Fertilisers & Chemicals Ltd.	340,187	1,530,413
Chennai Petroleum Corp. Ltd.	259,424	2,645,831
CIE Automotive India Ltd.	46,738	219,280
City Union Bank Ltd.	232,780	588,645
Computer Age Management Services Ltd.	289,454	1,909,781
Concord Biotech Ltd.	13,528	145,251
CRISIL Ltd.	31,412	1,245,634
Crompton Greaves Consumer Electricals Ltd.	394,858	930,853
Cyient Ltd.	142,144	1,128,250
Dalmia Bharat Refractories Ltd.*^	1,711	174
Dalmia Bharat Sugar & Industries Ltd.	80,419	334,356
DCM Shriram Ltd.	55,512	653,452
Deepak Fertilisers & Petrochemicals Corp. Ltd.	73,734	706,643
Dr. Lal PathLabs Ltd.(a)	28,829	398,809
EIH Ltd.	130,459	376,252
Electrosteel Castings Ltd.	405,774	315,083
Elgi Equipments Ltd.	60,128	296,143
Emami Ltd.	324,136	1,344,405
Endurance Technologies Ltd.(a)	22,290	520,279
Engineers India Ltd.	661,175	1,269,598
EPL Ltd.	278,650	603,049
FIEM Industries Ltd.	13,384	269,645
Finolex Industries Ltd.	213,371	337,326
Firstsource Solutions Ltd.	457,348	985,541
Force Motors Ltd.	944	193,132
Gabriel India Ltd.	60,409	526,301

See Notes to Financial Statements.

40    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Emerging Markets SmallCap Dividend Fund (DGS) March 31, 2026
Investments	Shares	Value
Garden Reach Shipbuilders & Engineers Ltd.	20,733	$431,235
Genus Power Infrastructures Ltd.	67,390	152,686
Genus Prime Infra Ltd.*	11,151	2,488
GHCL Ltd.	118,628	529,049
Gillette India Ltd.	6,261	478,806
Gland Pharma Ltd.(a)	53,839	962,757
Godawari Power & Ispat Ltd.	210,775	597,333
Godrej Agrovet Ltd.(a)	115,650	651,965
Graphite India Ltd.	105,579	686,467
Gravita India Ltd.	11,216	155,867
Great Eastern Shipping Co. Ltd.	302,559	4,512,766
Greaves Cotton Ltd.	82,847	105,349
Grindwell Norton Ltd.	27,333	389,929
Gujarat Gas Ltd.	159,336	516,148
Gujarat Mineral Development Corp. Ltd.	160,430	957,603
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	368,441	1,423,479
Gujarat Pipavav Port Ltd.	1,344,541	2,018,468
Gujarat State Petronet Ltd.	346,503	838,961
Gulf Oil Lubricants India Ltd.	32,545	305,210
Hatsun Agro Product Ltd.	38,290	372,752
Hindustan Copper Ltd.	249,642	1,193,612
Indegene Ltd.	28,859	132,233
India Shelter Finance Corp. Ltd.	11,012	87,615
IndiaMart InterMesh Ltd.(a)	179	3,748
Indian Energy Exchange Ltd.(a)	288,455	348,979
Indraprastha Gas Ltd.	759,057	1,165,370
Intellect Design Arena Ltd.	38,335	241,916
International Gemmological Institute India Ltd.	98,968	331,758
Ipca Laboratories Ltd.	42,625	719,579
IRB Infrastructure Developers Ltd.	3,484,468	813,359
Jamna Auto Industries Ltd.	583,559	688,590
JB Chemicals & Pharmaceuticals Ltd.	44,367	965,656
Jindal Saw Ltd.	213,836	412,843
JK Lakshmi Cement Ltd.	73,436	432,066
JK Paper Ltd.	133,534	431,369
JK Tyre & Industries Ltd.	99,805	400,804
Jubilant Ingrevia Ltd.	82,341	472,002
Jubilant Pharmova Ltd.	4,379	37,694
Jyothy Labs Ltd.	206,618	429,688
Kajaria Ceramics Ltd.	53,387	517,892
Kalpataru Projects International Ltd.	87,620	976,997
Karnataka Bank Ltd.	509,932	1,198,692
Karur Vysya Bank Ltd.	807,398	2,463,511
KEC International Ltd.	53,210	286,839
Kfin Technologies Ltd.	37,252	344,266
Kirloskar Brothers Ltd.	13,593	191,910
Kirloskar Oil Engines Ltd.	55,447	776,853
KPIT Technologies Ltd.	76,979	515,162
KRBL Ltd.	142,051	422,639
KSB Ltd.	40,845	343,150
Investments	Shares	Value
LG Balakrishnan & Bros Ltd.	17,858	$308,702
LT Foods Ltd.	106,752	408,893
Mahanagar Gas Ltd.	138,924	1,358,793
Mahindra Lifespace Developers Ltd.	140,027	434,407
Mastek Ltd.	19,248	272,378
Mindspace Business Parks REIT(a)	503,484	2,384,268
Mishra Dhatu Nigam Ltd.(a)	66,486	189,577
MOIL Ltd.	65,127	194,491
Motherson Sumi Wiring India Ltd.	1,799,820	700,203
MPS Ltd.	14,704	231,174
Narayana Hrudayalaya Ltd.	21,538	364,527
Natco Pharma Ltd.	86,675	890,247
National Aluminium Co. Ltd.	3,147,090	12,810,833
National Fertilizers Ltd.	311,069	211,602
Nava Ltd.	221,346	1,240,231
Navin Fluorine International Ltd.	7,635	496,060
NBCC India Ltd.	977,774	799,136
NCC Ltd.	518,126	715,280
NESCO Ltd.	30,870	330,022
NLC India Ltd.	569,801	1,613,606
Paradeep Phosphates Ltd.(a)	148,728	168,158
Pearl Global Industries Ltd.	11,421	163,039
Quess Corp. Ltd.(a)	296,357	530,294
Railtel Corp. of India Ltd.	109,673	284,564
Rallis India Ltd.	122,114	280,988
Ramco Cements Ltd.	57,341	556,248
Rashtriya Chemicals & Fertilizers Ltd.	172,965	194,522
Ratnamani Metals & Tubes Ltd.	19,659	456,360
RBL Bank Ltd.(a)	210,678	643,593
Redington Ltd.	1,718,856	3,623,509
Relaxo Footwears Ltd.	97,430	244,374
Sarda Energy & Minerals Ltd.	20,619	111,009
Saregama India Ltd.	71,545	240,850
Sharda Cropchem Ltd.	26,108	239,503
Sharda Motor Industries Ltd.	29,327	218,912
Shipping Corp. of India Ltd.	270,475	626,507
Shyam Metalics & Energy Ltd.	20,679	168,116
Siyaram Silk Mills Ltd.	68,171	313,224
SKF India Ltd.	19,015	283,414
Sonata Software Ltd.	145,857	322,320
South Indian Bank Ltd.	2,066,859	745,692
Sumitomo Chemical India Ltd.	51,496	197,870
Supreme Petrochem Ltd.	95,010	739,655
Syngene International Ltd.(a)	38,843	159,674
Tamilnad Mercantile Bank Ltd.	130,709	798,459
Tanla Platforms Ltd.	39,754	158,201
Tata Elxsi Ltd.	31,183	1,307,369
Tata Technologies Ltd.	144,930	778,064
Techno Electric & Engineering Co. Ltd.	38,496	399,820
Thyrocare Technologies Ltd.(a)	112,941	416,226
Time Technoplast Ltd.	93,738	156,565

See Notes to Financial Statements.

WisdomTree Trust    41

Schedule of Investments (continued) WisdomTree Emerging Markets SmallCap Dividend Fund (DGS) March 31, 2026
Investments	Shares	Value
Timken India Ltd.	25,100	$853,517
Transport Corp. of India Ltd.	31,971	311,119
Usha Martin Ltd.	146,213	603,435
UTI Asset Management Co. Ltd.	143,405	1,417,211
Vaibhav Global Ltd.	227,890	421,332
Vardhman Textiles Ltd.	128,611	710,116
Vedant Fashions Ltd.	93,523	346,094
V-Guard Industries Ltd.	90,948	302,093
Vinati Organics Ltd.	438	6,115
Voltamp Transformers Ltd.	5,997	549,158
VRL Logistics Ltd.	129,436	319,193
Welspun Corp. Ltd.	129,497	1,109,579
Welspun Living Ltd.	479,254	547,322
Whirlpool of India Ltd.	1,072	8,925
Zee Entertainment Enterprises Ltd.	1,203,177	915,112
Zensar Technologies Ltd.	113,499	615,727
Total India		129,137,628
Indonesia – 3.0%
Avia Avian Tbk. PT	46,293,300	996,990
Bank BTPN Syariah Tbk. PT	4,907,300	307,527
Bank CIMB Niaga Tbk. PT	9,677,900	1,005,119
Bank Tabungan Negara Persero Tbk. PT	9,610,200	709,689
Bukit Asam Persero Tbk. PT	27,013,900	5,054,824
Ciputra Development Tbk. PT	5,783,300	241,616
Cisarua Mountain Dairy Tbk. PT	3,901,000	996,225
Dharma Satya Nusantara Tbk. PT	13,378,700	1,330,431
Elnusa Tbk. PT	35,445,300	1,553,841
Erajaya Swasembada Tbk. PT	43,050,300	957,546
ESSA Industries Indonesia Tbk. PT	28,208,400	1,178,497
Gudang Garam Tbk. PT	1,243,500	1,031,707
Indah Kiat Pulp & Paper Tbk. PT	2,031,900	1,213,556
Indo Tambangraya Megah Tbk. PT	3,201,400	5,599,554
Indocement Tunggal Prakarsa Tbk. PT	692,400	205,750
Indosat Tbk. PT	24,855,500	3,056,753
Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	9,704,970	294,099
Japfa Comfeed Indonesia Tbk. PT	18,553,200	2,565,537
Jasa Marga Persero Tbk. PT	116,400	21,027
Kalbe Farma Tbk. PT	36,740,700	2,097,060
Map Aktif Adiperkasa PT	14,029,400	515,954
Mayora Indah Tbk. PT	1,404,400	151,228
Medco Energi Internasional Tbk. PT	14,639,200	1,572,070
Medikaloka Hermina Tbk. PT	5,025,700	388,878
Mitra Keluarga Karyasehat Tbk. PT	1,025,900	126,166
Pakuwon Jati Tbk. PT	9,051,400	180,021
Perusahaan Gas Negara Persero Tbk. PT	71,409,300	7,752,518
Raharja Energi Cepu PT	497,300	141,923
Rukun Raharja Tbk. PT	645,300	137,835
Sarana Menara Nusantara Tbk. PT	48,487,900	1,392,338
Sawit Sumbermas Sarana Tbk. PT	5,489,100	471,569
Semen Indonesia Persero Tbk. PT	8,115,000	1,174,668
Investments	Shares	Value
Sumber Tani Agung Resources Tbk. PT	16,313,300	$1,233,493
Surya Citra Media Tbk. PT	40,722,700	623,019
Triputra Agro Persada PT	17,410,400	1,946,498
Vale Indonesia Tbk. PT	2,999,100	944,140
Total Indonesia		49,169,666
Malaysia – 5.9%
Aeon Co. M Bhd.	2,450,200	647,497
Alliance Bank Malaysia Bhd.	2,663,800	3,171,034
AMMB Holdings Bhd.	6,654,300	10,830,288
Bursa Malaysia Bhd.	1,485,900	3,122,996
Carlsberg Brewery Malaysia Bhd., Class B	364,500	1,515,974
Dayang Enterprise Holdings Bhd.	976,600	458,271
Dialog Group Bhd.	4,589,000	2,482,072
Eco World Development Group Bhd.	3,894,400	1,952,490
Farm Fresh Bhd.	348,500	207,430
Fraser & Neave Holdings Bhd.	327,200	2,424,302
Frontken Corp. Bhd.	684,700	632,447
Gas Malaysia Bhd	1,620,200	2,400,889
Genting Malaysia Bhd.	9,517,000	4,183,813
Heineken Malaysia Bhd.	563,600	3,145,804
Hextar Global Bhd	1,773,400	359,147
Hibiscus Petroleum Bhd.	388,960	217,103
IJM Corp. Bhd.	5,197,900	2,811,411
Inari Amertron Bhd.	5,356,475	1,706,558
IOI Properties Group Bhd.	3,823,600	3,135,182
KPJ Healthcare Bhd.	6,331,700	5,348,089
Leong Hup International Bhd.	5,560,562	975,055
Malakoff Corp. Bhd	3,867,500	754,588
Malayan Cement Bhd.	468,000	699,284
Malaysian Pacific Industries Bhd.	83,600	594,223
Malaysian Resources Corp. Bhd.	3,391,600	221,974
Matrix Concepts Holdings Bhd.	5,795,200	1,817,709
MBSB Bhd.	14,058,528	2,256,864
Mr. DIY Group M Bhd.(a)	8,306,200	3,138,673
Nationgate Holdings Bhd.	1,048,300	168,287
PPB Group Bhd.	1,441,300	4,271,573
QL Resources Bhd.	2,233,100	2,040,620
Scientex Bhd.	1,334,800	1,117,553
Sime Darby Bhd.	10,740,100	5,994,721
Sime Darby Property Bhd.	4,563,500	1,408,836
Sunway Construction Group Bhd.	484,200	761,757
TIME dotCom Bhd.	3,666,200	5,351,258
United Plantations Bhd.	739,450	6,209,262
Velesto Energy Bhd.	8,908,500	748,059
ViTrox Corp. Bhd.	316,200	327,992
Westports Holdings Bhd.	3,824,670	5,601,455
Yinson Holdings Bhd.	1,394,494	774,910
Zetrix Ai Bhd.	7,115,743	1,300,482
Total Malaysia		97,287,932
See Notes to Financial Statements.

42    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Emerging Markets SmallCap Dividend Fund (DGS) March 31, 2026
Investments	Shares	Value
Mexico – 4.2%
Alsea SAB de CV	644,507	$2,066,609
Banco del Bajio SA(a)	5,411,232	16,676,246
Becle SAB de CV(b)	621,491	561,156
Bolsa Mexicana de Valores SAB de CV	3,028,242	6,364,822
FIBRA Macquarie Mexico(a)	2,522,758	5,794,590
Genomma Lab Internacional SAB de CV, Class B	1,467,171	1,473,555
Gentera SAB de CV	2,992,410	8,404,258
Grupo Aeroportuario del Centro Norte SAB de CV	920,952	13,113,797
La Comer SAB de CV	313,593	740,115
Megacable Holdings SAB de CV, Series CPO	1,571,545	5,424,167
Qualitas Controladora SAB de CV	679,468	6,478,889
Regional SAB de CV	229,153	1,956,148
Total Mexico		69,054,352
Philippines – 0.9%
Century Pacific Food, Inc.	567,900	327,185
Converge Information & Communications Technology Solutions, Inc.	4,357,100	875,006
DigiPlus Interactive Corp.	1,488,850	391,635
DMCI Holdings, Inc.	6,538,800	1,074,193
GT Capital Holdings, Inc.	44,010	376,711
JG Summit Holdings, Inc.	2,923,100	1,328,026
LT Group, Inc.	3,504,500	845,695
Monde Nissin Corp.(a)	13,908,800	1,527,106
Puregold Price Club, Inc.	3,226,700	2,177,691
Robinsons Land Corp.	2,117,626	606,530
Security Bank Corp.	588,200	631,286
Semirara Mining & Power Corp.	3,376,700	1,592,468
Universal Robina Corp.	2,611,740	2,807,352
Wilcon Depot, Inc.	1,792,600	177,637
Total Philippines		14,738,521
Poland – 2.4%
Alior Bank SA	360,208	10,691,116
Asseco Poland SA	81,658	3,710,483
Bank Handlowy w Warszawie SA	36,408	1,078,162
Budimex SA(b)	47,615	8,442,353
Diagnostyka SA, Series D	25,339	1,164,980
Enea SA	538,352	3,552,382
Orange Polska SA	1,799,482	6,832,437
Text SA(b)	103,204	1,039,778
Warsaw Stock Exchange	148,265	2,843,564
Total Poland		39,355,255
Saudi Arabia – 4.0%
Abdullah Al Othaim Markets Co.(b)	637,771	1,038,422
Abdullah Saad Mohammed Abo Moati Stationaries Co.(b)	15,326	173,003
Al Babtain Power & Telecommunication Co.(b)	64,214	1,127,672
Al Hammadi Holding(b)	5,179	36,849
Al Hassan Ghazi Ibrahim Shaker Co.(b)	71,583	310,932
Investments	Shares	Value
Al Majed for Oud Co.(b)	28,718	$1,275,726
Al Masane Al Kobra Mining Co.(b)	38,743	897,182
Al Moammar Information Systems Co.(b)	25,793	1,111,424
Al-Dawaa Medical Services Co.(b)	78,350	1,070,041
Aldrees Petroleum & Transport Services Co.	47,170	1,678,089
AlKhorayef Water & Power Technologies Co.(b)	14,171	453,158
Almoosa Health Co.	6,960	256,322
Almunajem Foods Co.(b)	59,206	821,999
Alujain Corp.(b)	154,946	1,168,516
Arabian Cement Co.(b)	269,432	1,713,118
Arabian Centres Co.(a)(b)	851,378	3,877,325
Arabian Pipes Co.(b)	238,411	369,122
Arriyadh Development Co.(b)	102,827	514,875
Astra Industrial Group(b)	69,275	2,822,616
Ataa Educational Co.(b)	40,298	596,534
BinDawood Holding Co.	749,092	934,219
Catrion Catering Holding Co.(b)	69,348	1,278,815
City Cement Co.(b)	300,421	1,008,715
Derayah Financial Co.(b)	178,632	1,038,680
Dr Soliman Abdel Kader Fakeeh Hospital Co.(b)	55,699	502,280
East Pipes Integrated Co. for Industry(b)	15,864	676,395
Electrical Industries Co.(b)	1,208,627	5,378,690
Gulf Insurance Group(b)	115,961	746,889
Jamjoom Pharmaceuticals Factory Co.(b)	47,278	1,792,800
Leejam Sports Co. JSC(b)	44,725	1,043,456
Maharah Human Resources Co.(b)	482,637	756,250
Middle East Healthcare Co.(b)	31,257	288,864
Middle East Pharmaceutical Co.(b)	21,309	553,366
Middle East Specialized Cables Co.(b)	37,187	229,409
Mobile Telecommunications Co. Saudi Arabia(b)	1,122,009	3,450,403
National Co. for Glass Industries(b)	8,970	88,156
National Co. for Learning & Education(b)	16,831	531,043
National Gas & Industrialization Co.(b)	1,772	39,571
National Medical Care Co.(b)	16,616	611,045
Qassim Cement Co.(b)	29,283	344,129
Retal Urban Development Co.(b)	287,808	1,038,459
Riyadh Cement Co.(b)	265,375	1,693,687
Saudi Cement Co.(b)	333,902	3,089,345
Saudi Ceramic Co.	53,263	416,157
Saudi Chemical Co. Holding(b)	387,142	835,647
Saudi Ground Services Co.(b)	162,104	1,388,377
Saudi Manpower Solutions Co.(b)	682,676	1,018,757
Saudi Paper Manufacturing Co.*(b)	21,951	329,622
Saudi Steel Pipe Co.(b)	29,179	342,907
Saudia Dairy & Foodstuff Co.(b)	63,032	3,527,346
Scientific & Medical Equipment House Co.(b)	71,458	597,927
Sumou Real Estate Co.(b)	28,577	216,882
Sustained Infrastructure Holding Co.(b)	101,713	928,606
Tabuk Cement Co.(b)	285,904	642,267
Taiba Investments Co.(b)	118,716	1,169,887

See Notes to Financial Statements.

WisdomTree Trust    43

Schedule of Investments (continued) WisdomTree Emerging Markets SmallCap Dividend Fund (DGS) March 31, 2026
Investments	Shares	Value
Tanmiah Food Co.(b)	17,283	$252,848
Theeb Rent A Car Co.(b)	102,019	796,556
United Electronics Co.(b)	127,329	2,743,311
United International Transportation Co.	107,923	1,192,945
Yamama Cement Co.(b)	238,758	1,636,427
Total Saudi Arabia		66,464,060
South Africa – 9.6%
Advtech Ltd.	960,561	2,368,645
AECI Ltd.	202,058	1,349,099
African Rainbow Minerals Ltd.	303,786	4,097,451
Astral Foods Ltd.	88,648	1,320,385
AVI Ltd.	1,410,208	8,555,578
Coronation Fund Managers Ltd.	1,748,096	4,508,745
DataTec Ltd.	430,965	1,763,388
Dis-Chem Pharmacies Ltd.(a)(b)	210,628	457,986
DRDGOLD Ltd.	1,388,674	4,008,435
Equites Property Fund Ltd.	2,507,483	2,468,298
Foschini Group Ltd.(b)	752,423	3,102,000
Grindrod Ltd.	2,070,908	2,268,411
Growthpoint Properties Ltd.	20,876,123	19,720,573
Investec Ltd.	1,024,144	7,631,944
JSE Ltd.	294,895	2,752,124
Life Healthcare Group Holdings Ltd.	1,500,389	1,012,385
Momentum Group Ltd.	4,433,505	9,311,202
Motus Holdings Ltd.	753,099	5,103,079
Mr. Price Group Ltd.(b)	668,246	5,987,375
Netcare Ltd.	3,568,956	3,444,379
Old Mutual Ltd.	20,365,891	16,418,828
Omnia Holdings Ltd.	619,512	3,456,311
PSG Financial Services Ltd.	1,561,250	2,434,337
Raubex Group Ltd.	489,232	1,392,171
Redefine Properties Ltd.	31,964,043	11,110,621
Resilient REIT Ltd.(b)	943,514	4,364,941
Reunert Ltd.	579,961	2,207,697
Santam Ltd.(b)	128,446	2,940,432
Sun International Ltd.	619,567	1,714,555
Super Group Ltd.	1,241,194	1,235,574
Telkom SA SOC Ltd.	637,497	2,189,854
Tiger Brands Ltd.	600,913	10,496,801
We Buy Cars Holdings Ltd.	123,426	286,978
Woolworths Holdings Ltd.(b)	1,818,733	5,388,996
Total South Africa		156,869,578
South Korea – 11.9%
Ahnlab, Inc.	11,243	434,555
Asia Cement Co. Ltd.	59,849	405,597
BGF retail Co. Ltd.	12,907	1,173,862
BH Co. Ltd.	17,082	223,611
Binggrae Co. Ltd.	14,010	644,863
BNK Financial Group, Inc.	1,024,670	11,968,365
Caregen Co. Ltd.	22,740	1,348,083
Investments	Shares	Value
Cheil Worldwide, Inc.	394,301	$4,883,550
Cheryong Electric Co. Ltd.	10,769	305,848
Chong Kun Dang Pharmaceutical Corp.	11,580	673,638
CJ Corp.	31,290	3,861,071
CJ Logistics Corp.	6,064	409,374
Classys, Inc.	11,133	367,066
Cosmax, Inc.	6,370	817,226
Cuckoo Homesys Co. Ltd.	37,491	566,655
Daeduck Electronics Co. Ltd.	21,380	1,070,640
Daesang Corp.	57,149	742,510
Daesang Holdings Co. Ltd.	42,903	251,258
Daewoong Co. Ltd.	19,463	296,078
Daewoong Pharmaceutical Co. Ltd.	2,888	301,688
Daishin Securities Co. Ltd.*	178,555	4,109,335
DB HiTek Co. Ltd.	63,978	3,278,995
DB Securities Co. Ltd.	71,743	559,742
DIT Corp.	19,832	238,116
DL Holdings Co. Ltd.*	20,494	808,173
DN Automotive Corp.	57,539	1,433,169
Dongjin Semichem Co. Ltd.	14,225	410,966
DongKook Pharmaceutical Co. Ltd., Class L	26,020	400,922
Dongsuh Cos., Inc.	147,680	2,637,057
Dongsung Finetec Co. Ltd.	44,704	675,675
Dongwon Industries Co. Ltd.	35,990	890,557
Doosan Bobcat, Inc.	94,496	3,510,477
Eugene Investment & Securities Co. Ltd.	119,448	344,310
F&F Co. Ltd.	24,912	997,033
Grand Korea Leisure Co. Ltd.	80,035	600,922
Green Cross Corp.	4,115	383,922
Green Cross Holdings Corp.	48,691	423,759
GS Engineering & Construction Corp.	61,435	1,006,769
GS Holdings Corp.	141,607	5,898,558
HAESUNG DS Co. Ltd.	13,802	421,273
Hana Tour Service, Inc.	64,237	1,675,493
Hancom, Inc.	29,865	371,643
Handsome Co. Ltd.	21,991	333,817
Hanil Cement Co. Ltd.	81,767	857,362
Hanjin Kal Corp.	11,868	835,289
Hankook & Co. Co. Ltd.	106,294	1,665,561
Hanmi Pharm Co. Ltd.	984	330,859
Hanmi Science Co. Ltd.*	20,075	486,262
Hansol Chemical Co. Ltd.	7,216	1,189,593
Hanssem Co. Ltd.*	53,987	1,453,964
Harim Holdings Co. Ltd.	61,712	545,946
HD Construction Equipment Co. Ltd.	58,845	4,806,261
HDC Holdings Co. Ltd.	60,709	1,099,908
HDC Hyundai Development Co.-Engineering & Construction, Class E	59,762	797,919
Hite Jinro Co. Ltd.	52,645	574,690
HK inno N Corp.*	11,592	371,226
HL Holdings Corp.*	23,195	633,011

See Notes to Financial Statements.

44    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Emerging Markets SmallCap Dividend Fund (DGS) March 31, 2026
Investments	Shares	Value
HL Mando Co. Ltd.	8,174	$261,767
HPSP Co. Ltd.	10,030	267,833
Hyosung Corp.	19,510	1,636,820
Hyundai Autoever Corp.	4,483	1,049,297
Hyundai Department Store Co. Ltd.	21,975	1,136,304
Hyundai Elevator Co. Ltd.	99,192	5,394,636
Hyundai Motor Securities Co. Ltd.	45,392	293,989
Hyundai Wia Corp.*	18,353	923,851
Iljin Electric Co. Ltd.	17,421	790,494
iM Financial Group Co. Ltd.	392,211	4,278,945
Innocean Worldwide, Inc.	460	5,409
Innox Advanced Materials Co. Ltd.	16,825	314,717
ISC Co. Ltd.	3,632	552,513
JB Financial Group Co. Ltd.	359,976	6,980,242
JS Corp.	52,003	371,777
Jusung Engineering Co. Ltd.	10,713	424,561
JW Pharmaceutical Corp.	30,601	603,369
JYP Entertainment Corp.	14,296	574,024
K Car Co. Ltd.	77,313	693,553
KEPCO Engineering & Construction Co., Inc.	6,382	630,429
KEPCO Plant Service & Engineering Co. Ltd.	55,227	2,001,174
KG Chemical Corp.*	103,157	335,404
KG Dongbusteel	71,190	241,692
KH Vatec Co. Ltd.	32,517	266,649
KIWOOM Securities Co. Ltd.	27,825	7,457,423
Koh Young Technology, Inc.	37,027	591,069
Kolmar BNH Co. Ltd.*	42,881	319,721
Kolmar Korea Co. Ltd.*	13,130	651,507
Kolon Industries, Inc.	35,139	1,674,761
KoMiCo Ltd.	3,400	238,188
KONA I Co. Ltd.*	10,197	362,835
Korea Electric Terminal Co. Ltd.	7,884	390,172
Korea Electronic Power Industrial Development Co. Ltd.	33,205	388,492
Korea Gas Corp.	54,697	1,248,105
Korea United Pharm, Inc.	57,650	747,137
Korean Reinsurance Co.	560,182	4,476,628
Kyobo Securities Co. Ltd.	50,732	380,908
Kyung Dong Navien Co. Ltd.	7,656	314,907
LEENO Industrial, Inc.	59,209	3,649,221
LG Innotek Co. Ltd.	8,863	1,698,358
LG Uplus Corp.	800,862	8,120,254
Lotte Rental Co. Ltd.	23,728	474,049
LS Corp.	8,508	1,422,027
LS Marine Solution Co. Ltd.	8,043	152,810
LX INTERNATIONAL Corp.	71,650	2,116,778
LX Semicon Co. Ltd.	27,686	874,875
Mcnex Co. Ltd.	25,299	338,608
MegaStudyEdu Co. Ltd.	6,837	220,736
Misto Holdings Corp.	61,074	1,634,860
MNC Solution Co. Ltd.	1,175	73,262
Investments	Shares	Value
Myoung Shin Industrial Co. Ltd.*	75,779	$471,995
NICE Information Service Co. Ltd.	114,877	1,203,034
NongShim Co. Ltd.	2,915	698,466
OCI Co. Ltd.	21,375	1,311,821
Orion Corp.	18,680	1,561,088
Pan Ocean Co. Ltd.	564,220	1,803,191
Paradise Co. Ltd.	67,162	705,976
Partron Co. Ltd.	166,833	829,999
PharmaResearch Co. Ltd.	3,180	620,781
PI Advanced Materials Co. Ltd.	30,098	430,350
Poongsan Corp.	28,906	1,636,242
Posco DX Co. Ltd.	22,334	429,430
PSK Holdings, Inc.	4,580	284,671
PSK, Inc.	11,492	596,490
S-1 Corp.	55,880	3,126,639
Samsung E&A Co. Ltd.	200,298	4,668,585
Samsung Securities Co. Ltd.	176,712	10,660,522
SAMT Co. Ltd.	230,986	743,486
Sanil Electric Co. Ltd.	3,845	338,648
Seegene, Inc.	59,729	852,074
Sejin Heavy Industries Co. Ltd.	48,440	490,836
SGC Energy Co. Ltd.	32,789	1,233,080
Shinsegae, Inc.	9,425	1,849,125
SK Discovery Co. Ltd.	16,192	539,152
SK Networks Co. Ltd.	332,676	1,068,629
SL Corp.	26,991	976,268
SM Entertainment Co. Ltd.	9,825	569,621
SNT Energy Co. Ltd.	9,669	317,534
Soop Co. Ltd.	8,065	310,142
Soulbrain Co. Ltd.	3,680	874,560
ST Pharm Co. Ltd.	6,233	588,445
Sungwoo Hitech Co. Ltd.	147,629	809,639
TES Co. Ltd.	8,250	298,404
TK Corp.*	15,201	347,361
TKG Huchems Co. Ltd.	59,695	700,368
Tokai Carbon Korea Co. Ltd.	6,301	940,018
Unid Co. Ltd.	10,941	574,319
Vitzrocell Co. Ltd.	33,763	784,750
Yuanta Securities Korea Co. Ltd.	181,377	523,414
Total South Korea		194,620,365
Taiwan – 23.2%
Adlink Technology, Inc.	20,000	36,034
Advanced Energy Solution Holding Co. Ltd.	44,000	1,355,646
Advanced Power Electronics Corp.	145,000	438,129
Airoha Technology Corp.	70,000	1,015,952
Alexander Marine Co. Ltd.	31,508	153,746
Allied Supreme Corp.*	44,000	297,967
Allis Electric Co. Ltd.	153,048	485,905
Alltek Technology Corp.	782,240	1,014,196
AMPOC Far-East Co. Ltd.	414,040	1,366,319

See Notes to Financial Statements.

WisdomTree Trust    45

Schedule of Investments (continued) WisdomTree Emerging Markets SmallCap Dividend Fund (DGS) March 31, 2026
Investments	Shares	Value
AP Memory Technology Corp.	138,000	$1,907,914
Apex Dynamics, Inc.	17,000	331,811
Arcadyan Technology Corp.	414,681	1,971,583
Asia Optical Co., Inc.	333,000	1,260,338
ASMedia Technology, Inc.	27,000	899,437
ASROCK, Inc.	118,000	745,574
AUO Corp.*(b)	7,633,000	3,461,949
Bafang Yunji International Co. Ltd., Class C	54,000	302,346
Bank of Kaohsiung Co. Ltd.	645,560	243,322
Bora Pharmaceuticals Co. Ltd.	70,787	972,020
C Sun Manufacturing Ltd.	29,000	367,376
Capital Futures Corp.	458,180	802,567
Capital Securities Corp.	6,338,340	5,432,296
Castles Technology Co. Ltd.	172,000	247,482
Cathay Real Estate Development Co. Ltd.	996,000	704,085
Century Iron & Steel Industrial Co. Ltd.	115,000	402,878
Charoen Pokphand Enterprise	416,100	1,757,069
CHC Healthcare Group	125,000	117,884
Chenbro Micom Co. Ltd.	60,000	1,627,150
Cheng Loong Corp.	1,523,000	924,185
Chicony Electronics Co. Ltd.(b)	2,349,652	8,782,715
Chicony Power Technology Co. Ltd.	534,625	1,209,052
China Bills Finance Corp.	1,525,000	801,376
China Steel Chemical Corp.	438,726	1,207,629
China Wire & Cable Co. Ltd.	205,000	201,345
Chinese Maritime Transport Ltd.	224,000	374,151
Chin-Poon Industrial Co. Ltd.	316,000	504,098
Chong Hong Construction Co. Ltd.	735,366	1,794,137
Chun Yuan Steel Industry Co. Ltd.	1,193,000	923,577
Chung-Hsin Electric & Machinery Manufacturing Corp.	527,000	2,357,241
Compeq Manufacturing Co. Ltd.	2,307,000	17,896,028
Crowell Development Corp.	1,041,000	815,673
Cub Elecparts, Inc.(b)	13,000	50,422
Cyberlink Corp.	75,000	144,745
CyberPower Systems, Inc.	126,000	662,121
Da-Li Development Co. Ltd.	432,361	633,598
Darfon Electronics Corp.	605,000	510,002
Darwin Precisions Corp.	820,000	311,636
Daxin Materials Corp.	79,000	815,452
Delpha Construction Co. Ltd.	621,000	477,842
Depo Auto Parts Ind Co. Ltd.	192,000	795,746
Drewloong Precision, Inc.	65,000	283,625
Dynamic Holding Co. Ltd.	3,050	16,695
Elan Microelectronics Corp.	138,409	528,179
Ennoconn Corp.	159,243	1,349,855
Eternal Materials Co. Ltd.	1,565,319	2,820,218
Evergreen Aviation Technologies Corp.	208,000	949,891
Evergreen International Storage & Transport Corp.	734,000	1,159,431
Everlight Chemical Industrial Corp.	463,000	526,433
Investments	Shares	Value
Everlight Electronics Co. Ltd.	969,165	$2,025,030
Far Eastern Department Stores Ltd.	2,582,841	1,833,922
Far Eastern International Bank	9,023,918	3,514,163
Farglory F T Z Investment Holding Co. Ltd.	72,857	102,095
Feng Hsin Steel Co. Ltd.	628,950	1,207,930
First Copper Technology Co. Ltd.	126,000	156,465
Flytech Technology Co. Ltd.	578,000	1,742,859
Formosa International Hotels Corp.	138,000	792,086
Fositek Corp.	17,871	978,237
Foxsemicon Integrated Technology, Inc.	399,197	3,608,631
Fu Hua Innovation Co. Ltd.	2,023,000	933,352
Fulgent Sun International Holding Co. Ltd.	247,368	597,335
Fusheng Precision Co. Ltd.	177,000	1,422,865
G Shank Enterprise Co. Ltd.	416,103	1,060,757
Genius Electronic Optical Co. Ltd.	138,280	1,892,321
Getac Holdings Corp.	1,214,292	3,703,268
Global Brands Manufacture Ltd.	736,133	2,028,568
Global Mixed Mode Technology, Inc.	193,000	1,358,305
Global PMX Co. Ltd.	181,000	730,341
Grape King Bio Ltd.	221,988	840,180
Great Wall Enterprise Co. Ltd.	1,369,259	2,325,642
Greatek Electronics, Inc.	932,000	2,463,372
Highwealth Construction Corp.	4,408,719	4,798,981
Hiwin Technologies Corp.	321,000	2,294,292
Holy Stone Enterprise Co. Ltd.	218,900	941,469
Hong TAI Electric Industrial	416,000	444,367
Huaku Development Co. Ltd.	978,346	3,672,240
Huang Hsiang Construction Corp.	18,785	20,977
Hwang Chang General Contractor Co. Ltd.(b)	133,000	240,457
IBF Financial Holdings Co. Ltd.	6,899,215	3,215,461
Ichia Technologies, Inc.	416,000	639,550
Innolux Corp.(b)	27,114,000	20,227,366
Iron Force Industrial Co. Ltd.	213,905	579,424
ITE Technology, Inc.	361,000	1,292,915
ITEQ Corp.	335,000	1,556,068
ITH Corp.	896,000	916,459
J&V Energy Technology Co. Ltd.(b)	118,000	322,959
Johnson Health Tech Co. Ltd.	27,000	102,190
JPC connectivity, Inc.	208,000	1,031,217
JSL Construction & Development Co. Ltd.	25,072	37,643
Kaori Heat Treatment Co. Ltd.	58,577	1,550,083
Kindom Development Co. Ltd.	1,004,020	998,681
Kinik Co.	138,495	1,843,279
Kinpo Electronics	1,022,000	688,899
Kinsus Interconnect Technology Corp.	151,396	1,482,232
Kung Long Batteries Industrial Co. Ltd.	294,000	1,135,721
L&K Engineering Co. Ltd.	262,981	4,310,355
Lai Yih Footwear Co. Ltd.	153,000	768,111
Lelon Electronics Corp.	416,000	1,639,537
Lian HWA Food Corp.	202,510	584,663
Lien Hwa Industrial Holdings Corp.	1,136,681	1,601,735
See Notes to Financial Statements.

46    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Emerging Markets SmallCap Dividend Fund (DGS) March 31, 2026
Investments	Shares	Value
Lion Travel Service Co. Ltd.	337,000	$1,639,146
Lotus Pharmaceutical Co. Ltd.	143,000	925,899
Machvision, Inc.	103,400	2,458,054
Makalot Industrial Co. Ltd.	600,218	4,271,179
Marketech International Corp.	138,000	1,178,417
Mega Union Technology, Inc.	121,000	2,872,662
Merry Electronics Co. Ltd.	720,622	1,882,138
momo.com, Inc.	18,100	100,210
Nan Kang Rubber Tire Co. Ltd.	443,000	487,757
Nan Pao Resins Chemical Co. Ltd., Class L	142,000	1,370,253
National Aerospace Fasteners Corp.	43,158	133,105
Nichidenbo Corp.	963,000	2,726,040
Nien Made Enterprise Co. Ltd.	297,000	3,065,687
O-Bank Co. Ltd.	3,775,000	1,180,794
Orient Semiconductor Electronics Ltd.	264,000	412,887
Pan German Universal Motors Ltd.	51,000	370,097
Pan Jit International, Inc.	596,000	1,610,710
Pan-International Industrial Corp.	879,000	1,182,265
Phoenix Silicon International Corp.	161,000	911,511
Posiflex Technology, Inc.	218,000	1,128,527
Power Wind Health Industry, Inc.	95,000	407,100
Powertech Technology, Inc.	1,977,000	11,563,935
President Securities Corp.	1,063,972	1,059,978
Primax Electronics Ltd.	1,569,000	3,435,408
Promate Electronic Co. Ltd.	935,190	1,301,719
Qisda Corp.	3,535,040	2,515,551
Rechi Precision Co. Ltd.	591,000	483,411
Ruentex Engineering & Construction Co.	141,600	664,373
Sakura Development Co. Ltd.	154,600	231,634
Sanyang Motor Co. Ltd.	857,000	1,562,812
Scientech Corp.	29,000	411,370
SciVision Biotech, Inc.(b)	107,000	209,180
SDI Corp.	37,000	109,252
Sercomm Corp.*	454,488	1,066,206
Sesoda Corp.	932,000	1,230,228
ShenMao Technology, Inc.	138,000	461,870
Shihlin Electric & Engineering Corp.	207,000	1,155,755
Shin Zu Shing Co. Ltd.	538,072	3,214,631
Shinkong Insurance Co. Ltd.	472,000	1,727,369
Shiny Chemical Industrial Co. Ltd.	159,764	679,634
Sigurd Microelectronics Corp.	1,062,000	4,966,187
Sinbon Electronics Co. Ltd.	375,120	2,945,109
Sincere Navigation Corp.	412,000	541,257
Sinon Corp.	1,524,000	2,111,767
Sitronix Technology Corp.	358,000	2,138,818
Sports Gear Co. Ltd.	312,000	850,022
Standard Foods Corp.	834,896	803,036
Stark Technology, Inc.	347,000	1,497,842
Sunonwealth Electric Machine Industry Co. Ltd.(b)	244,693	941,421
Swancor Holding Co. Ltd.	246,000	915,671
Symtek Automation Asia Co. Ltd.	114,118	596,112
Investments	Shares	Value
Synnex Technology International Corp.	4,262,600	$10,106,509
Syscom Computer Engineering Co.	209,000	337,329
Systex Corp.	41,000	134,657
TA Chen Stainless Pipe	4,390,033	5,060,141
Ta Ya Electric Wire & Cable	416,500	412,331
Taichung Commercial Bank Co. Ltd.	4,954,484	3,184,693
Taiflex Scientific Co. Ltd.	119,000	396,419
Taisun Enterprise Co. Ltd.	1,085,000	655,005
Taiwan Business Bank	3,149,698	1,477,806
Taiwan Cogeneration Corp.	324,223	438,112
Taiwan Fertilizer Co. Ltd.	1,619,000	2,304,176
Taiwan Hon Chuan Enterprise Co. Ltd.	544,608	1,967,539
Taiwan Navigation Co. Ltd.	1,162,000	1,083,128
Taiwan Paiho Ltd.	517,000	747,928
Taiwan Sakura Corp.	508,000	1,398,311
Taiwan Secom Co. Ltd.	509,000	1,807,053
Taiwan Surface Mounting Technology Corp.	827,000	2,392,790
Tatung Co. Ltd.	8,428,000	8,225,011
Team Group, Inc.*	138,000	858,993
Test Research, Inc.	778,115	6,218,592
Thinking Electronic Industrial Co. Ltd.	138,000	645,324
Tigerair Taiwan Co. Ltd.	980,000	1,506,631
Ton Yi Industrial Corp.	2,553,000	1,453,381
Tong Hsing Electronic Industries Ltd.	306,214	1,345,732
Tong Yang Industry Co. Ltd.	954,685	2,406,869
Topco Scientific Co. Ltd.	415,776	3,960,081
Topkey Corp.	306,000	1,426,150
Transcend Information, Inc.	692,479	4,570,318
TSRC Corp.	28,000	16,816
Ttet Union Corp.	90,000	419,456
Tung Ho Steel Enterprise Corp.	1,146,722	2,431,897
TXC Corp.	1,248,549	3,620,284
U-Ming Marine Transport Corp.	1,150,420	2,087,093
Union Bank of Taiwan	1,034,352	664,871
Unitech Printed Circuit Board Corp.	922,000	2,119,706
Universal Cement Corp.	1,247,365	1,145,141
UPI Semiconductor Corp.	30,000	151,548
Visco Vision, Inc.	102,000	603,003
VisEra Technologies Co. Ltd.	78,000	741,695
Visual Photonics Epitaxy Co. Ltd.	140,750	1,085,232
Voltronic Power Technology Corp.	163,000	3,691,336
Waffer Technology Corp.	165,500	238,647
Wah Lee Industrial Corp.	483,580	1,754,622
Walsin Lihwa Corp.	3,322,000	3,132,884
Weikeng Industrial Co. Ltd.	1,797,431	1,787,873
Weltrend Semiconductor	138,000	253,381
Winmate, Inc.	138,000	617,266
WinWay Technology Co. Ltd.	39,000	8,722,240
WNC Corp./Taiwan	414,587	2,204,560
Wowprime Corp.	73,000	521,755
WPG Holdings Ltd.	4,065,000	11,189,240

See Notes to Financial Statements.

WisdomTree Trust    47

Schedule of Investments (continued) WisdomTree Emerging Markets SmallCap Dividend Fund (DGS) March 31, 2026
Investments	Shares	Value
Yankey Engineering Co. Ltd.	249,750	$4,335,666
Yulon Motor Co. Ltd.	114,496	97,413
YungShin Global Holding Corp.	687,000	1,162,549
Zenitron Corp.	883,000	1,342,315
Zero One Technology Co. Ltd.	475,000	1,389,193
Zippy Technology Corp.	572,000	899,956
Total Taiwan		380,455,771
Thailand – 4.5%
Amata Corp. PCL, NVDR	2,779,300	1,601,173
Bangkok Chain Hospital PCL, NVDR	5,623,800	1,654,059
Berli Jucker PCL, NVDR	3,408,100	1,570,743
Cal-Comp Electronics Thailand PCL, NVDR	3,139,200	460,695
Central Plaza Hotel PCL, NVDR	701,800	691,586
Chularat Hospital PCL, NVDR	29,978,700	1,281,685
Com7 PCL, NVDR(b)	2,136,800	1,412,439
Ditto Thailand PCL, NVDR	1,505,500	488,443
Electricity Generating PCL, NVDR	765,800	2,612,265
Erawan Group PCL, NVDR(b)	14,235,900	1,053,232
Gunkul Engineering PCL, NVDR	36,964,300	2,757,191
Home Product Center PCL, NVDR	4,652,800	867,639
Ichitan Group PCL, NVDR	5,307,400	1,979,412
KCE Electronics PCL, NVDR	1,460,100	1,004,981
Kiatnakin Phatra Bank PCL, NVDR	1,859,000	4,269,838
Mega Lifesciences PCL, NVDR	1,653,100	1,704,227
MK Restaurants Group PCL, NVDR(b)	1,484,700	855,346
Moshi Moshi Retail Corp. PLC, NVDR	722,600	755,904
Osotspa PCL, NVDR	6,585,400	2,955,243
Precious Shipping PCL, NVDR	7,780,100	1,592,349
Prima Marine PCL, NVDR(b)	10,043,900	2,405,907
PTG Energy PCL, NVDR	6,109,900	1,602,506
Ratch Group PCL, NVDR(b)	3,470,200	3,156,640
Sansiri PCL, NVDR	66,097,100	2,725,654
SCGJWD Logistics PCL, NVDR(b)	3,277,200	735,333
SISB PCL, NVDR(b)	1,566,900	498,861
Supalai PCL, NVDR(b)	8,155,600	4,030,815
Thai Life Insurance PCL, NVDR	2,268,700	715,418
Thai Oil PCL, NVDR(b)	2,836,900	4,193,416
Thai Union Group PCL, NVDR	2,916,000	990,273
Thaifoods Group PCL, NVDR	14,820,400	3,887,097
Tipco Asphalt PCL, NVDR(b)	7,074,400	2,895,828
Tisco Financial Group PCL, NVDR(b)	2,447,800	8,386,944
TTW PCL, NVDR	7,653,500	2,123,394
WHA Corp. PCL, NVDR	30,402,900	3,871,806
Total Thailand		73,788,342
Turkey – 1.0%
Agesa Hayat ve Emeklilik AS	82,012	420,754
Albaraka Turk Katilim Bankasi AS	2,337,913	422,591
Anadolu Anonim Turk Sigorta Sirketi*	2,073,127	1,270,536
Anadolu Hayat Emeklilik AS	150,965	368,249
Investments	Shares		Value
Aselsan Elektronik Sanayi ve Ticaret AS	1	†	$6
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS(b)	313,745		1,375,456
Aygaz AS	1	†	5
Celebi Hava Servisi AS	962		37,265
Cimsa Cimento Sanayi ve Ticaret AS	637,359		697,828
Emlak Konut Gayrimenkul Yatirim Ortakligi AS(b)	2,951,489		1,274,688
Galata Wind Enerji AS	716,107		470,106
Is Yatirim Menkul Degerler AS, Class A*	710,623		689,534
Kocaer Celik Sanayi Ve Ticaret AS	0	†	0	‡
Logo Yazilim Sanayi ve Ticaret AS	119,220		353,264
Mavi Giyim Sanayi ve Ticaret AS, Class B(a)(b)	1,265,257		1,197,557
Migros Ticaret AS	80,356		1,088,455
Nuh Cimento Sanayi AS	254,605		1,338,851
Oyak Cimento Fabrikalari AS	2,512,292		1,312,627
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	1,433,460		869,486
TAB Gida Sanayi Ve Ticaret AS	66,611		361,209
Tofas Turk Otomobil Fabrikasi AS	283,431		1,744,362
Torunlar Gayrimenkul Yatirim Ortakligi AS	108,620		208,547
Turcas Holding AS	283,685		257,409
Turkiye Petrol Rafinerileri AS	0	†	2
Turkiye Sigorta AS	1,425,998		407,153
Turkiye Sise ve Cam Fabrikalari AS	0	†	0	‡
Ziraat Gayrimenkul Yatirim Ortakligi AS, Class O	503,276		258,879
Total Turkey			16,424,819
United States – 0.1%
GCC SAB de CV	141,228		1,492,243
TOTAL COMMON STOCKS (Cost: $1,282,124,490)			1,629,610,132
RIGHTS – 0.0%
Taiwan – 0.0%
Taiwan Cogeneration Corp.* (Cost: $0)	35,517		11,631
MUTUAL FUND – 0.0%
United States – 0.0%
Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.54%(c) (Cost: $673,705)	673,705		673,705
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 4.1%
United States – 4.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%(c)	3,433,585		3,433,585
WisdomTree Treasury Money Market Digital Fund, 3.43%(c)(d)	63,700,000		63,700,000

See Notes to Financial Statements.

48    WisdomTree Trust

Schedule of Investments (concluded) WisdomTree Emerging Markets SmallCap Dividend Fund (DGS) March 31, 2026
Investments	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.66%(c)	254,678	$254,678
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost: $67,388,263)		67,388,263
TOTAL INVESTMENTS IN SECURITIES – 103.5% (Cost: $1,350,186,458)		1,697,683,731
Other Liabilities less Assets – (3.5)%		(56,959,216)
NET ASSETS – 100.0%		$1,640,724,515

†     Share amount represents a fractional share.

*     Non-income producing security.

^     This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $378,169, which represents 0.0% of net assets.

‡     Amount is less than $1.

(a)   This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)  Security, or portion thereof, was on loan at March 31, 2026 (See Note 2). At March 31, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $80,341,461 and the total market value of the collateral held by the Fund was $91,880,957. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $24,492,694.

(c)   Rate shown represents annualized 7-day yield as of March 31, 2026.

(d)  Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

ABBREVIATIONS:
NVDR	Non-Voting Depositary Receipt

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended March 31, 2026 were as follows:

Affiliate	Value at 3/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2026		Dividend Income	Securities Lending Income
WisdomTree Emerging Markets High Dividend Fund	$—	$38,608,245	$38,755,573	$147,328	$—	$	—^	$478,644	$—
WisdomTree Treasury Money Market Digital Fund	—	304,000,000	240,300,000	—	—		63,700,000	—	1,364,631
Total	$—	$342,608,245	$279,055,573	$147,328	$—		$63,700,000	$478,644	$1,364,631

^     As of March 31, 2026, the Fund did not hold a position in this affiliate.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
China	$183,607,439	$145,509	$—		$183,752,948
India	128,759,459	—	378,169	*	129,137,628
Other	1,316,719,556	—	—		1,316,719,556
Rights	—	11,631	—		11,631
Mutual Fund	—	673,705	—		673,705
Investment of Cash Collateral for Securities Loaned	—	67,388,263	—		67,388,263
Total Investments in Securities	$1,629,086,454	$68,219,108	$378,169		$1,697,683,731

*     Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

See Notes to Financial Statements.

WisdomTree Trust    49

Schedule of Investments WisdomTree GeoAlpha Opportunities Fund (GEOA) March 31, 2026
Investments	Shares	Value
COMMON STOCKS – 99.6%
Brazil – 2.3%
Broadline Retail – 0.4%
MercadoLibre, Inc.*	2	$3,458
Hotels, Restaurants & Leisure – 1.9%
Arcos Dorados Holdings, Inc., Class A	1,855	15,304
Total Brazil		18,762
Czech Republic – 0.9%
Aerospace & Defense – 0.9%
Colt CZ Group SE	179	7,589
France – 1.0%
Machinery – 1.0%
Alstom SA*	310	8,665
Germany – 3.0%
Automobiles – 1.0%
Mercedes-Benz Group AG	144	8,692
Chemicals – 2.0%
BASF SE	269	16,241
Total Germany		24,933
India – 5.8%
Aerospace & Defense – 0.8%
Hindustan Aeronautics Ltd.	185	6,802
Automobiles – 1.8%
Mahindra & Mahindra Ltd.	489	15,233
Metals & Mining – 1.5%
Hindalco Industries Ltd.	1,355	12,635
Oil, Gas & Consumable Fuels – 1.7%
Reliance Industries Ltd.	981	13,900
Total India		48,570
Japan – 17.6%
Automobiles – 0.7%
Suzuki Motor Corp.	523	6,166
Capital Markets – 1.2%
SBI Holdings, Inc.	562	10,064
Industrial Conglomerates – 1.1%
Hitachi Ltd.	332	9,316
Insurance – 1.2%
Sompo Holdings, Inc.	259	9,788
Machinery – 2.4%
Mitsubishi Heavy Industries Ltd.	740	19,643
Oil, Gas & Consumable Fuels – 1.3%
Cosmo Energy Holdings Co. Ltd.	379	10,558
Semiconductors & Semiconductor Equipment – 3.7%
Tokyo Electron Ltd.	131	30,656
Specialty Retail – 1.5%
Fast Retailing Co. Ltd.	33	12,784
Investments	Shares	Value
Trading Companies & Distributors – 4.5%
Hanwa Co. Ltd.	1,430	$13,960
Sumitomo Corp.	643	23,361
Total Trading Companies & Distributors		37,321
Total Japan		146,296
Mexico – 1.6%
Construction Materials – 1.6%
Cemex SAB de CV, Series CPO	11,334	12,910
Poland – 4.4%
Broadline Retail – 0.8%
Allegro.eu SA*(a)	941	6,653
Construction & Engineering – 1.0%
Budimex SA	45	7,979
Metals & Mining – 1.0%
Grupa Kety SA	33	8,719
Oil, Gas & Consumable Fuels – 1.6%
ORLEN SA	370	13,333
Total Poland		36,684
South Korea – 2.7%
Chemicals – 1.2%
LG Chem Ltd.	51	9,956
Interactive Media & Services – 1.0%
Kakao Corp.	268	8,014
Machinery – 0.5%
Doosan Bobcat, Inc.	126	4,680
Total South Korea		22,650
Sweden – 2.7%
Communications Equipment – 2.7%
Telefonaktiebolaget LM Ericsson, Class B	2,041	22,775
United Kingdom – 3.3%
Aerospace & Defense – 1.6%
BAE Systems PLC	440	12,765
Wireless Telecommunication Services – 1.7%
Vodafone Group PLC	9,599	14,342
Total United Kingdom		27,107
United States – 54.3%
Air Freight & Logistics – 2.6%
United Parcel Service, Inc., Class B	218	21,447
Automobiles – 0.9%
Harley-Davidson, Inc.	377	7,623
Banks – 1.0%
Truist Financial Corp.	184	8,458
Beverages – 2.8%
Brown-Forman Corp., Class B(b)	528	13,960
Constellation Brands, Inc., Class A	63	9,450
Total Beverages		23,410

See Notes to Financial Statements.

50    WisdomTree Trust

Schedule of Investments (concluded) WisdomTree GeoAlpha Opportunities Fund (GEOA) March 31, 2026
Investments	Shares	Value
Construction Materials – 2.8%
CRH PLC	111	$11,668
Vulcan Materials Co.	43	11,709
Total Construction Materials		23,377
Consumer Staples Distribution & Retail – 3.9%
Kroger Co.	278	20,116
Target Corp.	99	11,999
Total Consumer Staples Distribution & Retail		32,115
Containers & Packaging – 1.0%
Ball Corp.	136	8,039
Food Products – 1.4%
Kraft Heinz Co.	506	11,380
Household Products – 2.6%
Church & Dwight Co., Inc.	108	10,079
Kimberly-Clark Corp.	120	11,576
Total Household Products		21,655
Industrial Conglomerates – 1.3%
Honeywell International, Inc.	48	10,849
Interactive Media & Services – 8.6%
Alphabet, Inc., Class A	87	25,018
Match Group, Inc.	313	9,612
Meta Platforms, Inc., Class A	64	36,616
Total Interactive Media & Services		71,246
IT Services – 1.9%
International Business Machines Corp.	64	15,513
Leisure Products – 1.0%
Polaris, Inc.	147	8,012
Machinery – 8.8%
CNH Industrial NV	1,590	17,490
Cummins, Inc.	16	8,608
Deere & Co.	36	20,279
Oshkosh Corp.	103	15,162
Stanley Black & Decker, Inc.	162	11,512
Total Machinery		73,051
Investments	Shares	Value
Metals & Mining – 1.0%
Commercial Metals Co.	142	$8,723
Oil, Gas & Consumable Fuels – 6.3%
Chevron Corp.	70	14,483
Exxon Mobil Corp.	85	14,421
Marathon Petroleum Corp.	97	23,686
Total Oil, Gas & Consumable Fuels		52,590
Software – 4.2%
Adobe, Inc.*	69	16,773
Salesforce, Inc.	97	18,107
Total Software		34,880
Specialty Retail – 1.1%
CarMax, Inc.*	222	9,231
Textiles, Apparel & Luxury Goods – 1.1%
Lululemon Athletica, Inc.*	60	9,186
Total United States		450,785
TOTAL COMMON STOCKS (Cost: $788,399)		827,726
MUTUAL FUND – 0.0%
United States – 0.0%
Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.54%(c) (Cost: $71)	71	71
TOTAL INVESTMENTS IN SECURITIES – 99.6% (Cost: $788,470)		827,797
Other Assets less Liabilities – 0.4%		3,027
NET ASSETS – 100.0%		$830,824

*     Non-income producing security.

(a)   This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)  Security, or portion thereof, was on loan at March 31, 2026 (See Note 2). At March 31, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $13,960 and the total market value of the collateral held by the Fund was $14,445, which was entirely composed of non-cash U.S. Government securities.

(c)   Rate shown represents annualized 7-day yield as of March 31, 2026.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$827,726	$—	$—	$827,726
Mutual Fund	—	71	—	71
Total Investments in Securities	$827,726	$71	$—	$827,797

See Notes to Financial Statements.

WisdomTree Trust    51

Schedule of Investments WisdomTree Global Defense Fund (WDGF) March 31, 2026
Investments	Shares	Value
COMMON STOCKS – 99.9%
Australia – 0.3%
Aerospace & Defense – 0.3%
Austal Ltd.*	2,679	$8,752
DroneShield Ltd.*	5,623	14,673
Electro Optic Systems Holdings Ltd.*	1,376	7,549
Total Australia		30,974
Canada – 0.5%
Aerospace & Defense – 0.4%
CAE, Inc.*	1,634	42,409
Electronic Equipment, Instruments & Components – 0.1%
Kraken Robotics, Inc.*	1,809	10,370
Total Canada		52,779
Cyprus – 0.2%
Aerospace & Defense – 0.2%
Theon International PLC(a)	508	18,086
Czech Republic – 2.0%
Aerospace & Defense – 2.0%
Colt CZ Group SE	231	9,794
CSG NV*	6,882	185,073
Total Czech Republic		194,867
Finland – 0.1%
Software – 0.1%
Bittium OYJ	226	9,504
France – 5.8%
Aerospace & Defense – 5.8%
Dassault Aviation SA	453	166,605
Exail Technologies SA*(a)	113	15,494
Exosens SAS	287	20,238
Thales SA	1,227	356,406
Total France		558,743
Germany – 6.4%
Aerospace & Defense – 6.0%
Hensoldt AG	673	58,622
Rheinmetall AG	293	487,655
Tkms AG& Co. KGaA*	454	41,116
Total Aerospace & Defense		587,393
Machinery – 0.4%
RENK Group AG	635	37,051
Total Germany		624,444
India – 4.7%
Aerospace & Defense – 4.5%
Bharat Dynamics Ltd.	1,984	22,938
Bharat Electronics Ltd.	44,639	188,559
Data Patterns India Ltd.	319	10,208
Garden Reach Shipbuilders & Engineers Ltd.	644	13,395
Hindustan Aeronautics Ltd.	3,957	145,483
Investments	Shares	Value
Mazagon Dock Shipbuilders Ltd.	2,197	$47,837
Zen Technologies Ltd.	488	6,581
Total Aerospace & Defense		435,001
Communications Equipment – 0.0%
Astra Microwave Products Ltd.	520	4,691
Machinery – 0.1%
BEML Ltd.	587	8,475
Metals & Mining – 0.1%
PTC Industries Ltd.*	74	11,691
Total India		459,858
Israel – 3.4%
Aerospace & Defense – 2.8%
Aryt Industries Ltd.	703	10,133
Ashot-Ashkelon Industries Ltd.	162	5,208
Bet Shemesh Engines Holdings 1997 Ltd.*	50	11,108
Elbit Systems Ltd.	293	248,783
Total Aerospace & Defense		275,232
Electronic Equipment, Instruments & Components – 0.6%
Next Vision Stabilized Systems Ltd.	581	56,122
Total Israel		331,354
Italy – 2.4%
Aerospace & Defense – 2.2%
Leonardo SpA	3,165	211,655
Machinery – 0.2%
Fincantieri SpA*	1,362	20,527
Total Italy		232,182
Norway – 1.5%
Aerospace & Defense – 1.5%
Kongsberg Gruppen ASA	3,324	140,847
Singapore – 1.0%
Aerospace & Defense – 1.0%
Singapore Technologies Engineering Ltd.	12,100	101,384
South Korea – 5.8%
Aerospace & Defense – 4.8%
Hanwha Aerospace Co. Ltd.	313	255,239
Hanwha Systems Co. Ltd.	1,173	87,383
Korea Aerospace Industries Ltd.	605	65,056
LIG Nex1 Co. Ltd.	133	53,056
Satrec Initiative Co. Ltd.	38	3,982
Total Aerospace & Defense		464,716
Electronic Equipment, Instruments & Components – 0.1%
Woori Technology, Inc.*	480	6,393
Machinery – 0.8%
Hyundai Rotem Co. Ltd.	742	82,113
Metals & Mining – 0.1%
Poongsan Corp.	114	6,453
Total South Korea		559,675

See Notes to Financial Statements.

52    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Global Defense Fund (WDGF) March 31, 2026
Investments	Shares	Value
Spain – 0.4%
IT Services – 0.4%
Indra Sistemas SA(a)	779	$42,401
Sweden – 2.2%
Aerospace & Defense – 2.2%
INVISIO AB	284	7,736
Saab AB, Class B	3,098	200,783
Total Sweden		208,519
Taiwan – 0.1%
Aerospace & Defense – 0.1%
Aerospace Industrial Development Corp.	5,300	7,758
Machinery – 0.0%
CSBC Corp. Taiwan*	7,600	4,838
Total Taiwan		12,596
United Kingdom – 8.7%
Aerospace & Defense – 8.6%
Babcock International Group PLC	2,891	44,147
BAE Systems PLC	17,043	494,441
Chemring Group PLC	1,557	10,430
Melrose Industries PLC	5,429	35,997
QinetiQ Group PLC	3,099	18,553
Rolls-Royce Holdings PLC	15,240	227,498
Total Aerospace & Defense		831,066
Commercial Services & Supplies – 0.1%
Serco Group PLC	3,740	14,056
Total United Kingdom		845,122
United States – 54.4%
Aerospace & Defense – 44.7%
AAR Corp.*	172	18,827
AeroVironment, Inc.*(a)	356	65,166
Boeing Co.*	2,579	513,298
BWX Technologies, Inc.	559	114,310
Curtiss-Wright Corp.	222	151,209
Ducommun, Inc.*	60	7,320
Firefly Aerospace, Inc.*	561	15,972
General Dynamics Corp.	1,471	504,877
HEICO Corp.	567	155,471
Huntington Ingalls Industries, Inc.	245	93,075
Karman Holdings, Inc.*(a)	798	63,880
Kratos Defense & Security Solutions, Inc.*	1,059	74,670
L3Harris Technologies, Inc.	1,117	385,533
Leonardo DRS, Inc.	1,576	70,164
Loar Holdings, Inc.*	402	23,031
Lockheed Martin Corp.	801	484,116
Mercury Systems, Inc.*	384	27,997
Moog, Inc., Class A	127	37,165
National Presto Industries, Inc.	43	5,894
Northrop Grumman Corp.	710	484,390
Investments	Shares	Value
Red Cat Holdings, Inc.*(a)	665	$8,705
Redwire Corp.*(a)	677	5,755
Rocket Lab Corp.*	2,264	145,394
RTX Corp.	2,574	496,525
TransDigm Group, Inc.	221	256,130
V2X, Inc.*	190	13,015
Voyager Technologies, Inc., Class A*	383	8,958
Woodward, Inc.	250	89,480
York Space Systems, Inc.*(a)	1,014	22,480
Total Aerospace & Defense		4,342,807
Communications Equipment – 0.2%
Viasat, Inc.*	522	23,908
Electronic Equipment, Instruments & Components – 0.6%
nLight, Inc.*	224	12,772
TTM Technologies, Inc.*	478	46,567
Total Electronic Equipment, Instruments & Components		59,339
IT Services – 0.1%
BigBear.ai Holdings, Inc.*	2,944	10,363
Machinery – 0.3%
ESCO Technologies, Inc.	106	29,825
Professional Services – 3.3%
Amentum Holdings, Inc.*	1,529	39,876
Booz Allen Hamilton Holding Corp.	496	38,703
CACI International, Inc., Class A*	130	70,703
KBR, Inc.	840	30,963
Leidos Holdings, Inc.	503	78,227
Planet Labs PBC*(a)	1,334	37,285
Science Applications International Corp.	275	26,103
Total Professional Services		321,860
Software – 5.2%
Palantir Technologies, Inc., Class A*	3,423	500,716
Total United States		5,288,818
TOTAL COMMON STOCKS (Cost: $9,920,173)		9,712,153
MUTUAL FUND – 0.2%
United States – 0.2%
Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.54%(b) (Cost: $14,613)	14,613	14,613
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.5%
United States – 0.5%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%(b) (Cost: $50,403)	50,403	50,403
TOTAL INVESTMENTS IN SECURITIES – 100.6% (Cost: $9,985,189)		9,777,169
Other Liabilities less Assets – (0.6)%		(55,352)
NET ASSETS – 100.0%		$9,721,817

*     Non-income producing security.

See Notes to Financial Statements.

WisdomTree Trust    53

Schedule of Investments (concluded) WisdomTree Global Defense Fund (WDGF) March 31, 2026

(a)   Security, or portion thereof, was on loan at March 31, 2026 (See Note 2). At March 31, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $221,512 and the total market value of the collateral held by the Fund was $236,144. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $185,741.

(b)  Rate shown represents annualized 7-day yield as of March 31, 2026.

CURRENCY ABBREVIATIONS:
AUD	Australian dollar
ILS	Israel shekel
USD	United States dollar

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Standard Chartered Bank	4/1/2026	2,100	AUD	1,438	USD	$1	$—
UBS Group AG	4/1/2026	6,600	ILS	2,082	USD	8	—
						$9	$—

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$9,712,153	$—	$—	$9,712,153
Mutual Fund	—	14,613	—	14,613
Investment of Cash Collateral for Securities Loaned	—	50,403	—	50,403
Total Investments in Securities	$9,712,153	$65,016	$—	$9,777,169
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$9	$—	$9
Total – Net	$9,712,153	$65,025	$—	$9,777,178

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

54    WisdomTree Trust

Schedule of Investments WisdomTree Global ex-U.S. Quality Growth Fund (DNL) March 31, 2026
Investments	Shares	Value
COMMON STOCKS – 99.2%
Australia – 2.6%
Aristocrat Leisure Ltd.	45,581	$1,415,131
Brambles Ltd.	96,871	1,499,441
CSL Ltd.	31,854	3,071,370
Northern Star Resources Ltd.	92,419	1,288,743
Pro Medicus Ltd.	5,581	446,842
REA Group Ltd.	10,282	1,101,532
Sigma Healthcare Ltd.	796,887	1,446,338
WiseTech Global Ltd.	23,851	621,078
Total Australia		10,890,475
Austria – 0.2%
Verbund AG	10,985	830,927
Brazil – 0.4%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	24,244	734,662
PRIO SA*	24,694	313,100
TOTVS SA	19,494	130,434
Vibra Energia SA	40,562	245,611
WEG SA	10,008	97,762
Total Brazil		1,521,569
Canada – 12.0%
Alimentation Couche-Tard, Inc.	67,526	3,815,288
Brookfield Asset Management Ltd., Class A	113,264	5,019,797
Canadian Natural Resources Ltd.	151,073	7,346,074
Celestica, Inc.*	8,166	2,296,229
Cenovus Energy, Inc.	124,478	3,293,130
Constellation Software, Inc.	1,367	2,392,032
Dollarama, Inc.	21,119	2,583,674
Imperial Oil Ltd.	34,782	4,541,312
Lundin Gold, Inc.	15,360	1,170,092
Shopify, Inc., Class A*	74,625	8,826,343
Suncor Energy, Inc.	85,355	5,627,540
Thomson Reuters Corp.	31,872	2,867,578
Tourmaline Oil Corp.	20,810	992,820
Total Canada		50,771,909
China – 10.8%
Advanced Micro-Fabrication Equipment, Inc. China, Class A	2,268	100,608
Akeso, Inc.*(a)	29,000	481,595
ANTA Sports Products Ltd.	54,400	525,252
BYD Co. Ltd., Class H	209,300	2,824,410
BYD Co. Ltd., Class A	7,900	120,387
BYD Electronic International Co. Ltd.(b)	18,000	63,366
Contemporary Amperex Technology Co. Ltd., Class A	32,400	1,884,414
Eoptolink Technology, Inc. Ltd., Class A	8,900	570,645
Fuyao Glass Industry Group Co. Ltd., Class H(a)	20,000	149,614
H World Group Ltd.	66,800	333,140
Hygon Information Technology Co. Ltd., Class A	8,370	254,807
Kuaishou Technology(a)	133,200	766,560
Li Auto, Inc., Class A*(b)	53,100	458,518
Investments	Shares	Value
Meituan, Class B*(a)	293,200	$3,102,082
NAURA Technology Group Co. Ltd., Class A	3,900	252,407
Nongfu Spring Co. Ltd., Class H(a)	111,300	666,079
Pop Mart International Group Ltd.(a)(b)	34,200	626,402
Prosus NV*	128,914	5,789,882
Shenzhen Inovance Technology Co. Ltd., Class A	8,500	82,456
Sungrow Power Supply Co. Ltd., Class A	12,800	279,399
Tencent Holdings Ltd.	320,500	19,785,465
Victory Giant Technology Huizhou Co. Ltd., Class A	5,500	199,878
WuXi AppTec Co. Ltd., Class H(a)	11,800	176,845
Xiaomi Corp., Class B*(a)	911,600	3,692,816
Zhongji Innolight Co. Ltd., Class A	10,100	832,676
Zijin Mining Group Co. Ltd., Class H	274,000	1,200,816
ZTO Express Cayman, Inc.	22,900	550,579
Total China		45,771,098
Denmark – 2.5%
Coloplast AS, Class B	10,686	719,056
DSV AS	13,241	3,125,786
Genmab AS*	3,439	908,349
Novo Nordisk AS, Class B	168,476	5,998,259
Total Denmark		10,751,450
Finland – 0.2%
Metso OYJ	52,530	892,139
France – 8.1%
Aeroports de Paris SA(b)	5,794	698,293
Hermes International SCA	5,829	10,806,322
LVMH Moet Hennessy Louis Vuitton SE	26,509	14,144,772
Safran SA	23,142	7,449,980
Sartorius Stedim Biotech	4,825	923,966
Total France		34,023,333
Germany – 2.8%
Daimler Truck Holding AG	48,886	2,335,858
Hensoldt AG(b)	6,743	587,358
Infineon Technologies AG	74,419	3,258,331
Nemetschek SE	2,720	199,635
Rheinmetall AG	2,658	4,423,849
Traton SE(b)	31,093	1,104,137
Total Germany		11,909,168
Hong Kong – 0.4%
Techtronic Industries Co. Ltd.	127,000	1,653,874
Hungary – 0.3%
OTP Bank Nyrt	11,065	1,169,348
India – 1.1%
Adani Enterprises Ltd.	12,371	229,398
Adani Green Energy Ltd.*	10,919	92,890
Adani Power Ltd.*	166,083	263,407
APL Apollo Tubes Ltd.	6,624	135,275
CG Power & Industrial Solutions Ltd.	18,565	128,215
Coforge Ltd.	19,358	227,503
Cummins India Ltd.	4,044	191,868

See Notes to Financial Statements.

WisdomTree Trust 55

Schedule of Investments (continued) WisdomTree Global ex-U.S. Quality Growth Fund (DNL) March 31, 2026
Investments	Shares	Value
Dixon Technologies India Ltd.	1,148	$117,077
Eicher Motors Ltd.	5,626	390,652
FSN E-Commerce Ventures Ltd.*	17,709	43,876
HDFC Asset Management Co. Ltd.(a)	26,437	617,773
LTIMindtree Ltd.(a)	3,670	155,307
Max Healthcare Institute Ltd.	29,406	298,342
Persistent Systems Ltd.	4,198	215,865
Polycab India Ltd.	1,709	123,307
Solar Industries India Ltd.	902	114,841
Suzlon Energy Ltd.*	424,637	177,110
Titan Co. Ltd.	17,884	745,048
Trent Ltd.	464	16,123
Tube Investments of India Ltd.	1,056	28,026
TVS Motor Co. Ltd.	8,516	302,019
Varun Beverages Ltd.	16,868	68,309
Total India		4,682,231
Indonesia – 0.0%
Chandra Asri Pacific Tbk. PT	458,900	128,264
Ireland – 0.2%
Kingspan Group PLC	11,648	967,641
Italy – 2.2%
Ferrari NV	10,495	3,494,686
Moncler SpA	17,875	1,058,612
PRADA SpA	157,800	743,090
Prysmian SpA	16,189	1,842,540
Recordati Industria Chimica & Farmaceutica SpA	11,104	627,419
Ryanair Holdings PLC	56,832	1,563,051
Total Italy		9,329,398
Japan – 14.0%
Advantest Corp.	45,200	5,776,076
Asics Corp.	50,700	1,324,465
Chugai Pharmaceutical Co. Ltd.	102,500	5,547,976
Daiichi Sankyo Co. Ltd.	113,500	1,973,355
Disco Corp.	6,400	2,463,612
Fast Retailing Co. Ltd.	21,100	8,173,945
Fujikura Ltd.	123,600	3,177,598
Hoya Corp.	21,800	3,638,129
Keyence Corp.	15,400	5,310,478
Obic Co. Ltd.	41,200	997,564
Oriental Land Co. Ltd.	114,900	1,950,028
Recruit Holdings Co. Ltd.	110,000	4,512,289
Renesas Electronics Corp.	129,400	1,749,979
Shin-Etsu Chemical Co. Ltd.	126,200	4,965,025
Subaru Corp.	52,400	817,999
Tokyo Electron Ltd.	28,500	6,669,527
Total Japan		59,048,045
Macau – 0.3%
Sands China Ltd.	594,000	1,249,338
Investments	Shares	Value
Mexico – 0.2%
Grupo Aeroportuario del Pacifico SAB de CV, Class B	29,475	$722,355
Grupo Aeroportuario del Sureste SAB de CV, Class B	2,419	80,985
Prologis Property Mexico SA de CV	28,072	121,786
Total Mexico		925,126
Netherlands – 8.1%
Adyen NV*(a)	1,758	1,722,947
Argenx SE*	3,172	2,268,886
ASM International NV	2,554	1,874,512
ASML Holding NV	19,776	25,501,984
BE Semiconductor Industries NV	4,538	935,673
Universal Music Group NV	100,219	1,920,882
Total Netherlands		34,224,884
New Zealand – 0.1%
Xero Ltd.*	7,189	369,872
Norway – 2.2%
Aker BP ASA	36,485	1,352,510
Equinor ASA	137,994	5,955,546
Kongsberg Gruppen ASA	49,588	2,101,176
Total Norway		9,409,232
Philippines – 0.1%
International Container Terminal Services, Inc.	27,910	316,084
Poland – 0.1%
CD Projekt SA	2,605	165,326
Dino Polska SA*(a)	8,941	80,055
Total Poland		245,381
Portugal – 0.2%
Jeronimo Martins SGPS SA	44,224	1,047,632
Russia – 0.0%
Evraz PLC*^	243,480	0
GMK Norilskiy Nickel PAO, ADR*^	12	0
GMK Norilskiy Nickel PAO*^	1,620,900	0
LUKOIL PJSC, ADR*^	2,107	0
LUKOIL PJSC*^	68,533	0
Magnitogorsk Iron & Steel Works PJSC, GDR*^(c)	54,588	0
Novatek PJSC*^	97,470	0
PhosAgro PJSC*^	8,504	0
PhosAgro PJSC, GDR*^(c)	166	0
Total Russia		0
Saudi Arabia – 0.2%
ACWA Power Co.*(b)	10,928	504,960
Dr. Sulaiman Al Habib Medical Services Group Co.(b)	4,105	282,666
Elm Co.	147	20,997
Total Saudi Arabia		808,623
Singapore – 0.4%
STMicroelectronics NV	51,045	1,682,082
South Africa – 0.9%
Bid Corp. Ltd.	15,352	365,542
Capitec Bank Holdings Ltd.	4,096	986,426

See Notes to Financial Statements.

56    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Global ex-U.S. Quality Growth Fund (DNL) March 31, 2026
Investments	Shares	Value
Clicks Group Ltd.	2,233	$37,761
Gold Fields Ltd.	44,242	1,965,593
Harmony Gold Mining Co. Ltd.	22,499	336,483
Total South Africa		3,691,805
South Korea – 1.0%
Alteogen, Inc.	1,914	426,750
APR Corp.	497	109,352
Hanwha Aerospace Co. Ltd.	1,514	1,234,607
HD Hyundai Electric Co. Ltd.	1,165	632,834
Hyosung Heavy Industries Corp.	94	150,729
Hyundai Rotem Co. Ltd.	2,775	307,095
Krafton, Inc.*	1,006	167,486
LG Energy Solution Ltd.*	1,584	407,984
LIG Nex1 Co. Ltd.	294	117,281
Samsung Biologics Co. Ltd.*(a)	563	552,836
Samsung Episholdings Co. Ltd.*	294	94,823
Samyang Foods Co. Ltd.	215	168,446
Total South Korea		4,370,223
Spain – 2.6%
Amadeus IT Group SA	29,746	1,668,426
Industria de Diseno Textil SA	160,839	9,125,091
Total Spain		10,793,517
Sweden – 2.1%
Atlas Copco AB, Class A	239,128	4,095,393
Boliden AB*	18,661	951,439
Epiroc AB, Class A	69,308	1,666,812
Evolution AB(a)	9,420	578,673
Investment AB Latour, Class B	34,775	734,103
Lifco AB, Class B	26,233	776,009
Total Sweden		8,802,429
Switzerland – 4.6%
Belimo Holding AG, Registered Shares	737	582,868
Cie Financiere Richemont SA, Class A, Registered Shares	29,299	5,051,803
Partners Group Holding AG	1,473	1,551,182
Sandoz Group AG	25,149	1,932,300
Sika AG, Registered Shares	8,444	1,365,037
Straumann Holding AG, Registered Shares	9,097	928,323
UBS Group AG, Registered Shares	183,057	7,000,612
VAT Group AG(a)	1,697	1,021,727
Total Switzerland		19,433,852
Taiwan – 10.7%
Accton Technology Corp.	26,000	1,228,026
Asia Vital Components Co. Ltd.	14,000	871,442
Bizlink Holding, Inc.	4,000	217,704
Elite Material Co. Ltd.	13,000	1,057,241
Fortune Electric Co. Ltd.	8,250	203,089
Global Unichip Corp.	3,000	203,159
Investments	Shares	Value
Gold Circuit Electronics Ltd.	12,000	$322,803
Jentech Precision Industrial Co. Ltd.	4,000	474,820
King Slide Works Co. Ltd.	2,000	198,624
Lotes Co. Ltd.	5,337	342,222
PharmaEssentia Corp.	8,000	150,141
Taiwan Semiconductor Manufacturing Co. Ltd.	714,000	39,306,850
United Integrated Services Co. Ltd.	4,000	102,721
Wiwynn Corp.(b)	6,000	619,331
Total Taiwan		45,298,173
Thailand – 0.4%
Delta Electronics Thailand PCL, NVDR	201,600	1,583,214
Turkey – 0.3%
Akbank TAS	69,845	103,637
Aselsan Elektronik Sanayi ve Ticaret AS(b)	79,520	572,533
BIM Birlesik Magazalar AS(b)	20,951	321,707
KOC Holding AS	27,237	119,284
Turk Hava Yollari AO	8,187	54,160
Turkiye Petrol Rafinerileri AS	10,875	63,140
Total Turkey		1,234,461
United Kingdom – 5.6%
AstraZeneca PLC	73,335	14,206,231
International Consolidated Airlines Group SA	268,100	1,236,695
Next PLC	7,016	1,172,690
Rolls-Royce Holdings PLC	461,447	6,888,331
Total United Kingdom		23,503,947
United States – 1.3%
Experian PLC	52,530	1,799,668
Ferrovial SE	39,472	2,520,481
InterContinental Hotels Group PLC	9,356	1,220,022
Total United States		5,540,171
TOTAL COMMON STOCKS (Cost: $405,900,817)		418,870,915
WARRANTS – 0.0%
Canada – 0.0%
Constellation Software, Inc.*^ (Cost: $0)	545	0
EXCHANGE-TRADED FUNDS – 0.0%
United States – 0.0%
WisdomTree Emerging Markets High Dividend Fund(d)	62	3,081
WisdomTree International Equity Fund(d)	39	2,725
TOTAL EXCHANGE-TRADED FUNDS (Cost: $4,629)		5,806
MUTUAL FUND – 0.1%
United States – 0.1%
Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.54%(e) (Cost: $431,081)	431,081	431,081

See Notes to Financial Statements.

WisdomTree Trust    57

Schedule of Investments (continued) WisdomTree Global ex-U.S. Quality Growth Fund (DNL) March 31, 2026
Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.5%
United States – 0.5%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%(e) (Cost: $2,168,946)	2,168,946	$2,168,946
TOTAL INVESTMENTS IN SECURITIES – 99.8% (Cost: $408,505,473)		421,476,748
Other Assets less Liabilities – 0.2%		658,446
NET ASSETS – 100.0%		$422,135,194

*     Non-income producing security.

^     This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.

(a)   This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)  Security, or portion thereof, was on loan at March 31, 2026 (See Note 2). At March 31, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $4,489,866 and the total market value of the collateral held by the Fund was $4,646,198. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,477,252.

(c)   This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)  Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(e)   Rate shown represents annualized 7-day yield as of March 31, 2026.

CURRENCY ABBREVIATIONS:
AUD	Australian dollar
GBP	British pound
OTHER ABBREVIATIONS:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended March 31, 2026 were as follows:

Affiliate	Value at 3/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2026	Dividend Income	Securities Lending Income
WisdomTree Emerging Markets High Dividend Fund	$104,569	$—	$104,186	$2,251	$447	$3,081	$417	$—
WisdomTree International Equity Fund	161,670	—	162,575	9,737	(6,106)	2,725	748	—
WisdomTree Treasury Money Market Digital Fund	—	12,500,000	12,500,000	—	—	—^	—	7,926
Total	$266,239	$12,500,000	$12,766,761	$11,988	$(5,659)	$5,806	$1,165	$7,926

^     As of March 31, 2026, the Fund did not hold a position in this affiliate.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank NA	4/1/2026	5,500	GBP	10,556	AUD	$23	$—

See Notes to Financial Statements.

58    WisdomTree Trust

Schedule of Investments (concluded) WisdomTree Global ex-U.S. Quality Growth Fund (DNL) March 31, 2026

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Russia	$—	$—	$0	*	$0
Other	418,870,915	—	—		418,870,915
Warrants	—	—	0	*	0
Exchange-Traded Funds	5,806	—	—		5,806
Mutual Fund	—	431,081	—		431,081
Investment of Cash Collateral for Securities Loaned	—	2,168,946	—		2,168,946
Total Investments in Securities	$418,876,721	$2,600,027	$0		$421,476,748
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$23	$—		$23
Total – Net	$418,876,721	$2,600,050	$0		$421,476,771

*     Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.
See Notes to Financial Statements.

WisdomTree Trust    59

Schedule of Investments WisdomTree Global High Dividend Fund (DEW) March 31, 2026
Investments	Shares	Value
COMMON STOCKS – 99.4%
Australia – 3.0%
ANZ Group Holdings Ltd.	14,828	$365,300
APA Group	4,963	33,822
ASX Ltd.	336	12,036
Aurizon Holdings Ltd.	8,231	22,380
Bank of Queensland Ltd.	2,255	10,332
Bendigo & Adelaide Bank Ltd.	805	5,453
BHP Group Ltd.	27,278	941,421
Dexus	3,743	15,176
GPT Group	6,371	19,767
Insurance Australia Group Ltd.	1,474	7,410
Medibank Pvt Ltd.	4,406	13,157
Mirvac Group	11,748	14,242
National Australia Bank Ltd.	12,021	341,183
Origin Energy Ltd.	8,878	75,277
QBE Insurance Group Ltd.	1,338	19,455
Rio Tinto Ltd.(a)	2,146	237,269
Rio Tinto PLC	9,532	872,850
Scentre Group	35,217	80,079
Stockland	7,590	22,405
Suncorp Group Ltd.	2,112	23,361
Telstra Group Ltd.	87,653	319,979
Transurban Group	17,864	171,413
Ventia Services Group Pty. Ltd.	5,317	19,046
Vicinity Ltd.	35,339	56,637
Westpac Banking Corp.	13,006	351,591
Total Australia		4,051,041
Austria – 0.2%
ANDRITZ AG	153	10,489
BAWAG Group AG*(b)	298	44,465
Erste Group Bank AG	798	85,050
EVN AG	582	19,044
Raiffeisen Bank International AG*	414	17,344
Verbund AG	617	46,671
Total Austria		223,063
Belgium – 0.3%
Ageas SA	57	4,141
Bekaert SA	532	24,519
Colruyt Group NV	1,817	75,954
KBC Group NV	2,339	281,627
Proximus SADP	655	5,283
Solvay SA	487	14,847
Warehouses De Pauw CVA	693	17,822
Total Belgium		424,193
Brazil – 0.2%
Ambev SA	3,753	10,960
Banco Bradesco SA	2,873	9,193
Banco Santander Brasil SA	1,072	6,290
BB Seguridade Participacoes SA	2,246	14,972
Investments	Shares	Value
Cia de Sanena do Parana	923	$7,871
Energisa SA	1,004	10,089
Engie Brasil Energia SA	1,982	12,461
Klabin SA	2,192	8,190
Localiza Rent a Car SA	1,741	15,663
Lojas Renner SA	3,787	10,849
Multiplan Empreendimentos Imobiliarios SA	3,203	19,511
Rumo SA	3,963	12,332
Suzano SA	2,326	23,118
Telefonica Brasil SA	3,835	30,279
TIM SA	3,100	16,302
Transmissora Alianca de Energia Eletrica SA	937	7,718
Vibra Energia SA	1,793	10,857
Total Brazil		226,655
Canada – 4.5%
Atco Ltd., Class I	817	39,862
Bank of Montreal	2,511	339,022
Bank of Nova Scotia	6,324	437,158
Brookfield Infrastructure Corp., Class A	694	27,336
Brookfield Renewable Corp.	448	17,797
Canadian Imperial Bank of Commerce	4,959	468,485
Canadian Natural Resources Ltd.	14,488	704,493
Canadian Tire Corp. Ltd., Class A	556	74,534
Canadian Utilities Ltd., Class A	229	8,018
Capital Power Corp.	320	15,109
Choice Properties Real Estate Investment Trust	1,624	17,874
Dream Industrial Real Estate Investment Trust	1,312	11,629
Emera, Inc.	572	29,556
Enbridge, Inc.	16,225	876,735
First Capital Real Estate Investment Trust	1,498	22,134
Fortis, Inc.	1,324	73,631
Gibson Energy, Inc.	5,272	112,123
Great-West Lifeco, Inc.	2,180	101,771
H&R Real Estate Investment Trust	861	6,028
Keyera Corp.	591	22,788
Magna International, Inc.	1,718	95,641
Manulife Financial Corp.	4,586	157,473
Northland Power, Inc.	332	5,553
Pembina Pipeline Corp.	2,620	116,906
Peyto Exploration & Development Corp.	5,399	105,152
Power Corp. of Canada	1,479	70,975
RioCan Real Estate Investment Trust	1,171	15,934
Rogers Communications, Inc., Class B	912	34,963
SmartCentres Real Estate Investment Trust	354	6,758
South Bow Corp.	442	14,658
Sun Life Financial, Inc.	1,037	64,759
Suncor Energy, Inc.	6,201	408,838
TC Energy Corp.	5,950	371,398
Toronto-Dominion Bank	12,045	1,121,340
Tourmaline Oil Corp.	2,507	119,606
Total Canada		6,116,037

See Notes to Financial Statements.

60    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Global High Dividend Fund (DEW) March 31, 2026
Investments	Shares	Value
Chile – 0.0%
Banco de Chile	87,830	$15,815
Banco Santander Chile	306,082	25,143
Colbun SA	79,669	11,092
Quinenco SA	1,867	8,628
Total Chile		60,678
China – 1.3%
Agricultural Bank of China Ltd., Class H	61,074	43,389
BOC Aviation Ltd.(b)	700	6,897
BOC Hong Kong Holdings Ltd.	92,500	504,962
China CITIC Bank Corp. Ltd., Class H	24,000	24,183
China Construction Bank Corp., Class H	576,536	616,966
China Hongqiao Group Ltd.	2,000	8,867
China Merchants Bank Co. Ltd., Class H	5,500	34,571
China Pacific Insurance Group Co. Ltd., Class H	5,600	22,771
China Shenhua Energy Co. Ltd., Class H	5,500	32,354
CITIC Ltd.	15,000	22,614
ENN Energy Holdings Ltd.	1,100	8,888
H World Group Ltd.	3,900	19,450
Haidilao International Holding Ltd.(a)(b)	4,000	7,280
Huaneng Power International, Inc., Class H	10,000	7,525
Industrial & Commercial Bank of China Ltd., Class H	335,000	293,117
New China Life Insurance Co. Ltd., Class H	1,700	10,035
Ping An Insurance Group Co. of China Ltd., Class H	12,500	94,784
Postal Savings Bank of China Co. Ltd., Class H(b)	14,000	8,768
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	7,600	3,635
Shenzhou International Group Holdings Ltd.	2,500	14,917
Weichai Power Co. Ltd., Class H	3,000	10,454
Xtep International Holdings Ltd.	14,000	7,982
Total China		1,804,409
Czech Republic – 0.0%
CEZ AS	718	40,410
Denmark – 0.2%
AL Sydbank	123	9,758
Danske Bank AS	3,674	176,919
Tryg AS	758	18,011
Total Denmark		204,688
Finland – 0.6%
Elisa OYJ	599	28,932
Fortum OYJ(a)	4,788	120,706
Kemira OYJ	300	6,499
Nordea Bank Abp	40,994	693,148
Outokumpu OYJ	1,838	9,826
Valmet OYJ(a)	360	10,109
Total Finland		869,220
France – 3.5%
Amundi SA(b)	296	25,016
AXA SA	22,354	1,010,676
Investments	Shares	Value
BNP Paribas SA	9,097	$848,902
Bouygues SA	2,145	122,115
Cie Generale des Etablissements Michelin SCA	3,182	107,019
Credit Agricole SA	21,703	398,349
Edenred SE	213	4,187
Eiffage SA	326	49,262
Engie SA	27,049	863,606
Gaztransport & Technigaz SA	188	44,016
Klepierre SA	2,481	92,676
Orange SA	18,463	376,001
Publicis Groupe SA	1,108	90,437
Rexel SA	926	35,508
Rubis SCA	337	13,380
Vallourec SACA	941	23,582
Veolia Environnement SA	5,437	204,599
Vinci SA	3,247	480,182
Total France		4,789,513
Georgia – 0.0%
Lion Finance Group PLC	62	7,587
Germany – 1.8%
Allianz SE, Registered Shares	2,038	843,702
BASF SE	6,008	362,735
Bayerische Motoren Werke AG	3,587	322,369
Daimler Truck Holding AG	5,386	257,352
Deutsche Lufthansa AG, Registered Shares	2,947	24,434
Deutsche Post AG, Registered Shares	7,556	389,595
DWS Group GmbH & Co. KGaA(b)	377	23,609
Traton SE(a)	3,291	116,866
Vonovia SE	2,786	69,208
Total Germany		2,409,870
Hong Kong – 1.2%
Bank of East Asia Ltd.	6,000	10,002
Cathay Pacific Airways Ltd.	68,000	97,314
CK Asset Holdings Ltd.	17,500	99,239
CK Infrastructure Holdings Ltd.	13,500	107,704
CLP Holdings Ltd.	14,500	135,934
Crystal International Group Ltd.(b)	12,000	8,877
Hang Lung Properties Ltd.	12,000	13,362
HKT Trust & HKT Ltd.	50,000	77,932
Hong Kong & China Gas Co. Ltd.	107,000	96,898
Hongkong Land Holdings Ltd.	5,800	45,066
Man Wah Holdings Ltd.(a)	14,800	8,136
MTR Corp. Ltd.(a)	39,500	161,120
PCCW Ltd.	19,000	14,056
Power Assets Holdings Ltd.	12,500	97,335
Sun Hung Kai Properties Ltd.	12,500	205,990
Swire Pacific Ltd., Class B	2,500	4,081
Swire Properties Ltd.	30,000	87,013
United Laboratories International Holdings Ltd.	2,000	2,451
VTech Holdings Ltd.(a)	1,100	8,292

See Notes to Financial Statements.

WisdomTree Trust    61

Schedule of Investments (continued) WisdomTree Global High Dividend Fund (DEW) March 31, 2026
Investments	Shares	Value
WH Group Ltd.(b)	194,500	$254,530
Wharf Real Estate Investment Co. Ltd.	14,000	40,392
Total Hong Kong		1,575,724
Hungary – 0.0%
MOL Hungarian Oil & Gas PLC	968	11,426
Richter Gedeon Nyrt	804	28,402
Total Hungary		39,828
India – 0.1%
Coal India Ltd.	5,414	25,712
GAIL India Ltd.	3,415	4,958
HCL Technologies Ltd.	907	12,829
Mindspace Business Parks REIT(b)	1,216	5,759
NMDC Ltd.	11,635	9,356
Oil & Natural Gas Corp. Ltd.	8,582	25,755
Tata Consultancy Services Ltd.	2,008	49,939
Vedanta Ltd.	5,223	36,058
Total India		170,366
Indonesia – 0.1%
Bank Central Asia Tbk. PT	81,900	31,084
Bank Mandiri Persero Tbk. PT	29,000	8,054
Bank Negara Indonesia Persero Tbk. PT	20,500	4,536
Bank Rakyat Indonesia Persero Tbk. PT	66,500	13,030
First Pacific Co. Ltd.	16,000	11,183
Indofood Sukses Makmur Tbk. PT	6,700	2,503
Jardine Matheson Holdings Ltd.	900	64,035
Perusahaan Gas Negara Persero Tbk. PT	15,600	1,694
Telkom Indonesia Persero Tbk. PT	67,100	12,082
United Tractors Tbk. PT	2,100	3,837
Total Indonesia		152,038
Ireland – 0.1%
AIB Group PLC	11,053	114,809
Bank of Ireland Group PLC	1,078	19,171
Total Ireland		133,980
Israel – 0.1%
Bezeq The Israeli Telecommunication Corp. Ltd.	3,693	8,760
Delek Group Ltd.	22	7,380
FIBI Holdings Ltd.	98	9,364
First International Bank of Israel Ltd.	375	28,777
Israel Discount Bank Ltd., Class A	5,424	54,077
Mizrahi Tefahot Bank Ltd.	674	48,626
Newmed Energy LP	1,681	9,578
Phoenix Financial Ltd.	283	14,878
Plus500 Ltd.	230	12,338
Total Israel		193,778
Italy – 3.2%
A2A SpA	9,583	26,809
ACEA SpA	274	7,040
Banca Mediolanum SpA	2,612	52,005
Banca Monte dei Paschi di Siena SpA	12,729	108,927
Banco BPM SpA	14,052	192,022
Investments	Shares	Value
BPER Banca SpA	11,300	$144,976
Enel SpA	82,106	886,899
ERG SpA	347	8,780
FinecoBank Banca Fineco SpA	2,001	43,656
Generali	5,313	211,258
Hera SpA	5,967	27,308
Intesa Sanpaolo SpA	219,026	1,302,439
Italgas SpA	5,408	62,498
Mediobanca Banca di Credito Finanziario SpA	1,028	19,626
Pirelli & C SpA(b)	2,378	16,176
Poste Italiane SpA(a)(b)	7,533	174,805
Saipem SpA(a)	6,852	30,900
Snam SpA	18,906	142,769
Terna – Rete Elettrica Nazionale	9,143	103,913
UniCredit SpA	10,634	745,687
Unipol Assicurazioni SpA	603	13,788
Total Italy		4,322,281
Japan – 1.8%
AGC, Inc.	600	20,735
Astellas Pharma, Inc.	9,500	150,421
Chugoku Electric Power Co., Inc.	1,300	8,153
Cosmo Energy Holdings Co. Ltd.	600	16,715
Daiichi Life Group, Inc.	5,600	50,019
Daito Trust Construction Co. Ltd.	2,600	60,109
Daiwa Securities Group, Inc.	2,500	22,943
Electric Power Development Co. Ltd.	700	19,057
Haseko Corp.	900	16,324
Hazama Ando Corp.	800	9,816
Hitachi Construction Machinery Co. Ltd.	300	9,940
Honda Motor Co. Ltd.	29,500	233,178
Iida Group Holdings Co. Ltd.	600	9,021
INFRONEER Holdings, Inc.	800	10,849
Inpex Corp.	4,900	144,083
Isuzu Motors Ltd.	2,100	29,317
Japan Tobacco, Inc.	10,600	401,106
Kamigumi Co. Ltd.	400	13,708
Kobe Steel Ltd.	3,000	35,640
Komatsu Ltd.	3,900	147,405
Lixil Corp.	1,300	13,250
Marui Group Co. Ltd.	1,400	26,858
Mazda Motor Corp.	1,800	11,756
Mitsubishi Chemical Group Corp.	3,000	16,953
Mitsubishi Gas Chemical Co., Inc.	500	11,299
Mitsui Chemicals, Inc.	1,000	11,682
Nippon Steel Corp.	32,500	117,649
Nomura Holdings, Inc.	3,900	29,515
Nomura Real Estate Holdings, Inc.	1,500	9,528
Ono Pharmaceutical Co. Ltd.	1,300	20,515
Sankyo Co. Ltd.	600	7,317
Seino Holdings Co. Ltd.	600	9,151
SoftBank Corp.	254,200	337,304

See Notes to Financial Statements.

62    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Global High Dividend Fund (DEW) March 31, 2026
Investments	Shares	Value
Sojitz Corp.	600	$23,100
Subaru Corp.	1,800	28,099
Takeda Pharmaceutical Co. Ltd.	9,800	348,904
Tosoh Corp.	500	7,271
Toyota Boshoku Corp.	1,500	22,732
Total Japan		2,461,422
Luxembourg – 0.0%
APERAM SA	491	19,212
RTL Group SA	557	23,393
Total Luxembourg		42,605
Macau – 0.0%
Wynn Macau Ltd.	16,000	11,143
Malaysia – 0.2%
Celcomdigi Bhd.	10,300	7,530
CIMB Group Holdings Bhd.	16,800	31,326
Genting Malaysia Bhd.	4,200	1,846
Hong Leong Bank Bhd.	1,500	8,113
Malayan Banking Bhd.	11,693	32,806
Maxis Bhd.	11,300	10,047
MISC Bhd.	14,000	29,183
Petronas Dagangan Bhd.	1,100	5,933
Petronas Gas Bhd.	4,900	21,735
Public Bank Bhd.	28,300	32,710
RHB Bank Bhd.	5,567	11,604
Sime Darby Bhd.	10,600	5,917
Telekom Malaysia Bhd.	13,100	22,971
Tenaga Nasional Bhd.	6,900	23,687
TIME dotCom Bhd.	6,500	9,488
Westports Holdings Bhd.	7,835	11,475
Total Malaysia		266,371
Mexico – 0.3%
Arca Continental SAB de CV	1,080	12,375
Coca-Cola Femsa SAB de CV	2,452	23,743
Fomento Economico Mexicano SAB de CV	6,121	67,139
Grupo Aeroportuario del Centro Norte SAB de CV	1,432	20,391
Grupo Aeroportuario del Pacifico SAB de CV, Class B	1,157	28,355
Grupo Aeroportuario del Sureste SAB de CV, Class B	545	18,246
Grupo Financiero Banorte SAB de CV, Class O	11,295	124,448
Prologis Property Mexico SA de CV	10,053	43,613
Qualitas Controladora SAB de CV	823	7,847
Wal-Mart de Mexico SAB de CV	10,066	32,472
Total Mexico		378,629
Netherlands – 0.6%
ASR Nederland NV	731	49,845
ING Groep NV	17,453	444,517
Koninklijke KPN NV	33,969	187,985
Koninklijke Vopak NV	591	31,937
NN Group NV	454	35,079
SBM Offshore NV	494	19,705
Total Netherlands		769,068
Investments	Shares	Value
Norway – 1.5%
Aker ASA, Class A	275	$30,207
DNB Bank ASA	14,170	438,151
DOF Group ASA	521	7,434
Equinor ASA	26,224	1,131,776
Frontline PLC	285	9,945
Salmar ASA	478	27,725
SpareBank 1 Oestlandet	484	9,853
SpareBank 1 SMN	531	11,265
SpareBank 1 Sor-Norge ASA	575	12,426
Telenor ASA	14,488	253,292
Veidekke ASA	732	14,158
Wallenius Wilhelmsen ASA	6,897	86,239
Total Norway		2,032,471
Philippines – 0.1%
Aboitiz Power Corp.	14,000	11,062
DMCI Holdings, Inc.	112,100	18,416
Manila Electric Co.	1,980	20,126
Metropolitan Bank & Trust Co.	46,080	48,166
Semirara Mining & Power Corp.	23,200	10,941
Total Philippines		108,711
Poland – 0.2%
Bank Polska Kasa Opieki SA	434	25,320
Budimex SA(a)	60	10,638
Orange Polska SA	8,768	33,291
ORLEN SA	2,986	107,600
Powszechna Kasa Oszczednosci Bank Polski SA	1,504	35,042
Powszechny Zaklad Ubezpieczen SA	556	9,554
Santander Bank Polska SA	93	14,544
Total Poland		235,989
Portugal – 0.1%
Banco Comercial Portugues SA, Class R	17,547	16,821
EDP SA	22,765	118,690
Galp Energia SGPS SA	2,212	53,548
Total Portugal		189,059
Puerto Rico – 0.1%
First BanCorp	4,034	86,166
Romania – 0.0%
NEPI Rockcastle NV*	3,697	29,325
Russia – 0.0%
Evraz PLC*^	5,263	0
GMK Norilskiy Nickel PAO, ADR*^	5	0
GMK Norilskiy Nickel PAO*^	32,100	0
Magnit PJSC*^	447	0
Magnitogorsk Iron & Steel Works PJSC, GDR*^(c)	1,299	0
Mobile TeleSystems PJSC, ADR*^	3,583	0
Novolipetsk Steel PJSC*^	11,640	0
PhosAgro PJSC*^	247	0
PhosAgro PJSC, GDR*^(c)	4	0
Polyus PJSC*^	830	0
See Notes to Financial Statements.

WisdomTree Trust    63

Schedule of Investments (continued) WisdomTree Global High Dividend Fund (DEW) March 31, 2026
Investments	Shares	Value
Sberbank of Russia PJSC*^	39,948	$0
Severstal PAO, GDR*^(c)	1,737	0
Tatneft PJSC, ADR*^	85	0
Tatneft PJSC*^	2,124	0
Total Russia		0
Saudi Arabia – 0.4%
Alinma Bank	5,412	41,622
Arab National Bank	1,672	9,597
Etihad Etisalat Co.	1,441	25,075
Mobile Telecommunications Co. Saudi Arabia	2,140	6,581
Riyad Bank	3,642	28,611
SABIC Agri-Nutrients Co.	656	25,348
Sahara International Petrochemical Co.(a)	2,947	12,707
Saudi Arabian Oil Co.(b)	29,465	215,142
Saudi Awwal Bank(a)	2,328	23,140
Saudi Ground Services Co.	538	4,608
Saudi Investment Bank	2,561	9,029
Saudi National Bank	5,049	56,267
Saudi Telecom Co.	4,932	55,857
Total Saudi Arabia		513,584
Singapore – 1.1%
ComfortDelGro Corp. Ltd.(a)	11,800	13,170
DBS Group Holdings Ltd.	14,505	639,720
Hafnia Ltd.	1,392	10,658
Keppel Infrastructure Trust	26,900	10,634
Keppel Ltd.	3,800	34,667
Netlink NBN Trust	36,000	26,927
Oversea-Chinese Banking Corp. Ltd.	22,113	376,563
Sembcorp Industries Ltd.	2,600	13,361
Singapore Airlines Ltd.	20,700	105,895
United Overseas Bank Ltd.	6,613	187,859
Total Singapore		1,419,454
South Africa – 0.0%
FirstRand Ltd.	4,416	22,222
Old Mutual Ltd.	11,916	9,607
Sanlam Ltd.	1,421	7,387
Standard Bank Group Ltd.	1,376	24,473
Total South Africa		63,689
South Korea – 0.1%
Hana Financial Group, Inc.	223	15,520
KT&G Corp.	82	8,523
Samsung Fire & Marine Insurance Co. Ltd.	27	7,765
Woori Financial Group, Inc.	2,972	62,190
Total South Korea		93,998
Spain – 3.2%
Aena SME SA(b)	13,020	382,842
Banco Bilbao Vizcaya Argentaria SA	47,056	989,477
Banco de Sabadell SA	24,776	86,868
Bankinter SA	1,117	17,214
CaixaBank SA	61,877	724,710
Investments	Shares	Value
Colonial SFL Socimi SA(a)	2,582	$15,128
Endesa SA	9,804	407,566
Fomento de Construcciones y Contratas SA	1,073	13,006
Iberdrola SA	38,224	869,603
Logista Integral SA	316	11,746
Mapfre SA	4,629	20,342
Naturgy Energy Group SA	12,425	370,787
Repsol SA	9,017	256,098
Telefonica SA	48,020	209,972
Total Spain		4,375,359
Sweden – 0.8%
Evolution AB(b)	834	51,233
H & M Hennes & Mauritz AB, Class B(a)	9,511	174,870
Skandinaviska Enskilda Banken AB, Class A(a)	4,644	83,995
SSAB AB, Class B	994	7,665
Swedbank AB, Class A(a)	6,827	228,540
Tele2 AB, Class B	3,328	67,983
Telia Co. AB	15,132	76,627
Volvo AB, Class B	13,649	437,714
Total Sweden		1,128,627
Switzerland – 1.1%
Allreal Holding AG, Registered Shares	111	31,081
Banque Cantonale Vaudoise, Registered Shares	250	40,134
Cembra Money Bank AG	249	30,538
Clariant AG, Registered Shares*	2,067	19,884
DKSH Holding AG	172	12,394
EFG International AG*	867	18,148
Julius Baer Group Ltd.	286	20,700
Kuehne & Nagel International AG, Registered Shares	877	196,781
Partners Group Holding AG	43	45,282
SGS SA, Registered Shares	796	83,310
Sunrise Communications AG, Class A*	154	9,069
Swiss Life Holding AG, Registered Shares	90	96,860
Swisscom AG, Registered Shares	247	205,026
Vontobel Holding AG, Registered Shares	90	7,695
Zurich Insurance Group AG	863	602,935
Total Switzerland		1,419,837
Taiwan – 0.5%
Asustek Computer, Inc.	2,000	34,345
Cathay Financial Holding Co. Ltd.	10,000	21,989
Chunghwa Telecom Co. Ltd.	4,000	16,641
CTBC Financial Holding Co. Ltd.	35,480	56,932
E.Sun Financial Holding Co. Ltd.	16,410	16,297
Eclat Textile Co. Ltd.	1,000	10,322
Evergreen Marine Corp. Taiwan Ltd.	2,000	12,480
Far EasTone Telecommunications Co. Ltd.	2,000	5,749
Fubon Financial Holding Co. Ltd.	8,000	21,520
MediaTek, Inc.	6,000	279,637
Mega Financial Holding Co. Ltd.	10,000	12,027
momo.com, Inc.	150	830

See Notes to Financial Statements.

64    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Global High Dividend Fund (DEW) March 31, 2026
Investments	Shares	Value
Novatek Microelectronics Corp.	1,000	$11,870
Powertech Technology, Inc.	1,000	5,849
Quanta Computer, Inc.	9,000	78,402
Realtek Semiconductor Corp.	1,000	14,952
Tripod Technology Corp.	1,000	10,588
TS Financial Holding Co. Ltd.	39,000	28,241
Uni-President Enterprises Corp.	3,000	6,663
United Microelectronics Corp.	16,000	28,277
Wan Hai Lines Ltd.	3,000	7,235
Yuanta Financial Holding Co. Ltd.	19,000	26,595
Total Taiwan		707,441
Thailand – 0.0%
Advanced Info Service PCL, NVDR	700	7,917
PTT PCL, NVDR	9,300	9,870
SCB X PCL, NVDR	2,000	8,732
Tisco Financial Group PCL, NVDR	2,400	8,223
Total Thailand		34,742
United Kingdom – 4.1%
Admiral Group PLC	860	35,724
Aviva PLC	4,883	38,661
British American Tobacco PLC	19,662	1,133,324
BT Group PLC	49,640	137,794
CK Hutchison Holdings Ltd.	20,000	152,037
Derwent London PLC	562	11,650
Drax Group PLC	654	7,637
Hammerson PLC	4,474	17,381
HSBC Holdings PLC	108,046	1,740,538
Imperial Brands PLC	11,163	450,010
Investec PLC	712	5,389
J Sainsbury PLC	5,849	26,147
Johnson Matthey PLC	396	9,906
Kingfisher PLC	3,288	12,305
Lloyds Banking Group PLC	199,707	243,181
LondonMetric Property PLC	13,882	33,226
National Grid PLC	28,807	482,255
NatWest Group PLC	58,787	428,854
Reckitt Benckiser Group PLC	3,374	226,380
Schroders PLC	2,435	18,447
Severn Trent PLC	993	40,463
Subsea 7 SA	1,028	31,702
United Utilities Group PLC	2,058	35,688
Vodafone Group PLC	135,835	202,949
Total United Kingdom		5,521,648
United States – 62.8%
AbbVie, Inc.	8,169	1,776,676
Acadia Realty Trust	4,770	91,202
Acerinox SA	2,453	33,803
Aegon Ltd.	5,312	38,118
AES Corp.	19,148	269,795
Agree Realty Corp.	3,280	247,246
Albertsons Cos., Inc., Class A(a)	14,147	241,065
Investments	Shares	Value
Alliant Energy Corp.	4,860	$348,754
Altria Group, Inc.	27,311	1,802,253
American Electric Power Co., Inc.	5,567	729,722
American Financial Group, Inc.	1,201	153,380
American Homes 4 Rent, Class A	7,913	220,931
American Tower Corp.	3,698	638,201
Americold Realty Trust, Inc.	8,652	99,152
Amgen, Inc.	3,188	1,121,698
Antero Midstream Corp.	14,636	333,701
APA Corp.	10,045	426,310
Archer-Daniels-Midland Co.	5,336	387,874
Archrock, Inc.	6,729	234,169
Associated Banc-Corp.	3,319	85,829
AT&T, Inc.	53,177	1,541,601
Atlantic Union Bankshares Corp.(a)	2,687	96,033
AvalonBay Communities, Inc.	1,827	298,440
Avient Corp.	3,367	122,222
Avista Corp.	2,450	98,343
Bank of Hawaii Corp.	1,152	85,536
Bank OZK	1,833	84,116
BankUnited, Inc.	2,016	91,043
Banner Corp.	1,075	65,231
Bath & Body Works, Inc.	7,595	141,799
Best Buy Co., Inc.	4,155	266,751
Black Hills Corp.(a)	2,397	166,376
Blue Owl Capital, Inc.	8,890	81,166
BP PLC	125,734	1,005,278
Bristol-Myers Squibb Co.	20,686	1,254,606
Brixmor Property Group, Inc.	9,242	266,170
Broadstone Net Lease, Inc.	5,746	104,979
Brown-Forman Corp., Class A	6,064	162,455
Buckle, Inc.	1,909	96,137
Cal-Maine Foods, Inc.(a)	1,760	139,304
CareTrust REIT, Inc.	7,252	265,786
Cathay General Bancorp	1,930	96,230
Chevron Corp.	14,933	3,089,638
Citizens Financial Group, Inc.	3,338	200,180
Clearway Energy, Inc., Class C(a)	2,539	99,757
Clorox Co.	2,286	236,898
CME Group, Inc.	2,433	718,587
CMS Energy Corp.	3,814	295,890
Cohen & Steers, Inc.	1,590	99,454
Columbia Banking System, Inc.	4,478	122,831
Comcast Corp., Class A	29,687	852,314
Community Financial System, Inc.	1,267	74,310
Conagra Brands, Inc.	15,115	237,608
Concentrix Corp.(a)	2,261	61,861
ConocoPhillips	8,303	1,095,996
Consolidated Edison, Inc.	3,653	413,447
COPT Defense Properties	3,883	118,820
Corebridge Financial, Inc.	4,493	107,203
Coterra Energy, Inc.	12,118	425,826

See Notes to Financial Statements.

WisdomTree Trust    65

Schedule of Investments (continued) WisdomTree Global High Dividend Fund (DEW) March 31, 2026
Investments	Shares	Value
Cousins Properties, Inc.	5,949	$134,269
Crescent Energy Co., Class A(a)	9,722	131,247
CubeSmart	6,500	238,225
Cullen/Frost Bankers, Inc.	790	108,293
CVB Financial Corp.	3,783	73,352
CVS Health Corp.	9,081	652,197
Darden Restaurants, Inc.	1,547	303,274
Dentsply Sirona, Inc.	7,325	84,970
Digital Realty Trust, Inc.	2,577	464,401
Dillard’s, Inc., Class A	423	242,002
Dominion Energy, Inc.	8,495	525,161
Douglas Emmett, Inc.	6,142	57,858
DT Midstream, Inc.	2,043	275,131
DTE Energy Co.	2,240	327,533
Duke Energy Corp.	5,450	713,623
EastGroup Properties, Inc.	1,402	259,496
Eastman Chemical Co.	3,946	301,159
EOG Resources, Inc.	4,768	689,310
EPR Properties	2,803	140,038
Equity LifeStyle Properties, Inc.	4,094	255,547
Equity Residential	5,538	327,573
Essential Properties Realty Trust, Inc.	6,994	212,338
Essential Utilities, Inc.	6,200	249,674
Essex Property Trust, Inc.	1,104	267,168
Evergy, Inc.	3,546	290,488
Eversource Energy	4,782	331,297
Exelon Corp.	9,389	460,249
Extra Space Storage, Inc.	2,800	367,164
Exxon Mobil Corp.	24,209	4,107,299
Federal Realty Investment Trust	2,513	266,906
Fidelity National Financial, Inc.	2,208	102,407
Fifth Third Bancorp	7,993	371,355
First American Financial Corp.(a)	1,604	96,705
First Busey Corp.	2,981	75,330
First Financial Bancorp	3,780	105,386
First Hawaiian, Inc.(a)	3,158	77,813
First Industrial Realty Trust, Inc.	4,400	254,540
First Interstate BancSystem, Inc., Class A	2,572	85,905
First Merchants Corp.	1,770	68,552
FirstEnergy Corp.	8,799	445,757
FNB Corp.	4,996	83,533
Ford Motor Co.	53,269	614,724
Four Corners Property Trust, Inc.	3,351	79,251
Franklin Resources, Inc.	8,045	190,023
Fulton Financial Corp.	4,064	82,662
Gap, Inc.	10,712	259,230
General Mills, Inc.	7,341	273,232
Gilead Sciences, Inc.	9,618	1,340,461
GSK PLC	21,386	582,083
H&R Block, Inc.(a)	4,527	143,687
HA Sustainable Infrastructure Capital, Inc.	2,957	108,670
Hancock Whitney Corp.(a)	1,483	94,304
Investments	Shares	Value
Hasbro, Inc.	3,828	$358,301
Healthcare Realty Trust, Inc.(a)	11,970	203,370
HF Sinclair Corp.	4,691	292,671
Highwoods Properties, Inc.	3,426	73,351
Host Hotels & Resorts, Inc.	17,054	326,755
HP, Inc.	13,690	262,985
Huntington Bancshares, Inc.	17,862	279,540
Independent Bank Corp.	1,230	92,508
Inter Parfums, Inc.(a)	1,209	109,826
International Seaways, Inc.	1,687	122,949
InvenTrust Properties Corp.	3,017	91,898
Invesco Ltd.	5,015	121,814
J M Smucker Co.	2,335	225,187
Jackson Financial, Inc., Class A	977	103,288
Johnson & Johnson	10,875	2,658,285
KeyCorp	10,360	207,718
Kilroy Realty Corp.	4,233	119,413
Kimberly-Clark Corp.	3,491	336,777
Kimco Realty Corp.	13,444	302,087
Kinder Morgan, Inc.	20,607	690,953
Kinetik Holdings, Inc.(a)	2,383	115,361
Kodiak Gas Services, Inc.	3,455	201,496
Lamar Advertising Co., Class A(a)	2,342	296,638
Lazard, Inc.	2,022	85,895
LCI Industries(a)	973	119,660
Lincoln National Corp.	2,856	101,388
LXP Industrial Trust	1,943	89,883
M&T Bank Corp.	1,042	215,402
Macerich Co.	8,957	169,287
Macy’s, Inc.	9,597	173,610
Marriott Vacations Worldwide Corp.(a)	1,323	86,154
MDU Resources Group, Inc.(a)	7,437	154,095
Medtronic PLC	7,463	646,669
Merck & Co., Inc.	15,026	1,807,478
Mid-America Apartment Communities, Inc.	2,172	265,245
Millrose Properties, Inc.	5,700	159,600
Moelis & Co., Class A(a)	1,557	88,749
Molson Coors Beverage Co., Class B	5,411	232,998
MSC Industrial Direct Co., Inc., Class A	1,934	178,450
Murphy Oil Corp.(a)	4,896	201,960
National Health Investors, Inc.	1,677	135,602
National Storage Affiliates Trust	3,115	117,560
NBT Bancorp, Inc.	2,308	98,275
Nestle SA, Registered Shares	15,014	1,465,245
New Jersey Resources Corp.	3,517	193,154
Nexstar Media Group, Inc.	1,085	196,201
NNN REIT, Inc.	5,755	241,883
Noble Corp. PLC(a)	5,371	263,555
Northern Oil & Gas, Inc.(a)	3,577	104,556
Northwestern Energy Group, Inc.	2,022	133,331
OGE Energy Corp.	5,055	242,438
Omnicom Group, Inc.	6,745	507,966

See Notes to Financial Statements.

66    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Global High Dividend Fund (DEW) March 31, 2026
Investments	Shares	Value
ONE Gas, Inc.	2,139	$184,232
OneMain Holdings, Inc.	3,543	189,515
Outfront Media, Inc.	6,331	167,771
Ovintiv, Inc.	5,693	337,936
PACCAR, Inc.	5,573	643,681
Park Hotels & Resorts, Inc.	6,732	70,888
PBF Energy, Inc., Class A	4,134	196,861
PepsiCo, Inc.	9,703	1,506,779
Permian Resources Corp., Class A	21,627	461,088
Perrigo Co. PLC	4,259	45,742
Philip Morris International, Inc.	10,221	1,689,940
Phillips 66	3,673	669,147
Phillips Edison & Co., Inc.	4,546	170,111
Pinnacle West Capital Corp.(a)	2,707	272,730
PNC Financial Services Group, Inc.	2,375	494,214
Polaris, Inc.(a)	1,857	101,206
Portland General Electric Co.	4,034	212,874
PPL Corp.	8,151	311,368
Principal Financial Group, Inc.	1,982	178,598
Prologis, Inc.	6,569	868,290
Prosperity Bancshares, Inc.	1,395	93,716
Provident Financial Services, Inc.	4,140	87,602
Public Storage	1,784	483,250
Radian Group, Inc.	2,879	95,237
Rayonier, Inc.	10,500	216,510
Regency Centers Corp.	3,744	283,271
Regions Financial Corp.	8,034	209,848
Rexford Industrial Realty, Inc.	6,115	200,144
Reynolds Consumer Products, Inc.(a)	6,895	146,036
RLI Corp.	1,441	82,195
Ryman Hospitality Properties, Inc.	2,335	215,450
Sabra Health Care REIT, Inc.(a)	8,577	164,936
Sanofi SA	7,962	758,858
Scotts Miracle-Gro Co.	2,033	123,627
Sempra	4,814	467,776
Shell PLC	33,052	1,561,674
Simmons First National Corp., Class A	4,160	80,912
Simon Property Group, Inc.	4,724	881,168
Sirius XM Holdings, Inc.	10,645	245,687
Skyworks Solutions, Inc.(a)	3,450	184,747
SL Green Realty Corp.	2,620	96,783
SLB Ltd.	12,998	667,967
SM Energy Co.	8,910	277,814
Southern Co.	7,135	688,670
Southwest Gas Holdings, Inc.	2,446	212,557
Spire, Inc.	2,080	188,323
STAG Industrial, Inc.	6,272	226,168
Stanley Black & Decker, Inc.	3,961	281,469
State Street Corp.	1,900	240,464
Sun Communities, Inc.	2,180	274,593
Swiss Re AG	879	144,613
T Rowe Price Group, Inc.(a)	2,069	186,500
Investments	Shares	Value
Tanger, Inc.	4,095	$139,148
Tenaris SA	5,257	154,456
Terreno Realty Corp.	3,613	221,910
Texas Instruments, Inc.	5,323	1,033,407
TFS Financial Corp.(a)	9,713	136,468
Towne Bank	1,935	65,151
TPG, Inc.	1,728	70,001
TransDigm Group, Inc.	717	830,974
Travel & Leisure Co.	2,520	174,359
Trinity Industries, Inc.	2,721	87,562
Truist Financial Corp.	10,115	464,987
Tyson Foods, Inc., Class A	4,882	312,790
U.S. Bancorp	12,457	647,889
UGI Corp.	7,700	280,434
United Bankshares, Inc.(a)	2,307	95,556
United Community Banks, Inc.	2,623	82,598
Urban Edge Properties	4,478	89,470
Vail Resorts, Inc.(a)	1,406	180,418
Valley National Bancorp(a)	9,062	111,281
Viatris, Inc.	27,006	364,851
VICI Properties, Inc.	14,573	398,134
Victory Capital Holdings, Inc., Class A(a)	1,082	70,849
WaFd, Inc.(a)	2,447	76,836
WEC Energy Group, Inc.	3,834	443,862
WesBanco, Inc.	2,401	82,810
Williams Cos., Inc.	8,720	634,642
Xcel Energy, Inc.	4,886	388,144
Zions Bancorp NA	1,861	107,231
Total United States		85,110,167
TOTAL COMMON STOCKS (Cost: $106,813,349)		134,814,864
MUTUAL FUND – 0.0%
United States – 0.0%
Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.54%(d) (Cost: $9,415)	9,415	9,415
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.7%
United States – 0.7%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%(d) (Cost: $895,325)	895,325	895,325
TOTAL INVESTMENTS IN SECURITIES – 100.1% (Cost: $107,718,089)		135,719,604
Other Liabilities less Assets – (0.1)%		(191,240)
NET ASSETS – 100.0%		$135,528,364

*     Non-income producing security.

^     This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.
See Notes to Financial Statements.

WisdomTree Trust    67

Schedule of Investments (continued) WisdomTree Global High Dividend Fund (DEW) March 31, 2026

(a)   Security, or portion thereof, was on loan at March 31, 2026 (See Note 2). At March 31, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $5,944,176 and the total market value of the collateral held by the Fund was $6,080,929. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $5,185,604.

(b)  This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)   This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)  Rate shown represents annualized 7-day yield as of March 31, 2026.

CURRENCY ABBREVIATIONS:
AUD	Australian dollar
CAD	Canadian dollar
CHF	Swiss franc
DKK	Danish krone
EUR	Euro
GBP	British pound
SEK	Swedish krona
USD	United States dollar
OTHER ABBREVIATIONS:
ADR	American Depositary Receipt
CVA	Certificaten van Aandelen (Certificate of Stock)
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended March 31, 2026 were as follows:

Affiliate	Value at 3/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2026		Dividend Income
WisdomTree International High Dividend Fund	$238,715	$731,228	$1,015,563	$70,041	$(24,421)	$	—^	$15,578
WisdomTree U.S. High Dividend Fund	78,535	258,185	337,928	7,576	(6,368)		—^	2,960
Total	$317,250	$989,413	$1,353,491	$77,617	$(30,789)		$—	$18,538

^     As of March 31, 2026, the Fund did not hold a position in this affiliate.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC — OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of Montreal	4/1/2026	9,250	USD	60,000	DKK	$—	$(2)
Barclays Bank PLC	4/2/2026	34,564	USD	30,000	EUR	—	(2)
Canadian Imperial Bank of Commerce	4/2/2026	1,029	USD	1,500	AUD	2	—
HSBC Holdings PLC	4/1/2026	3,942	USD	5,500	CAD	1	—
Morgan Stanley & Co. International	4/2/2026	5,610	USD	4,500	CHF	9	—
Standard Chartered Bank	4/1/2026	2,110	USD	1,600	GBP	0^	—
Standard Chartered Bank	4/2/2026	10,502	USD	100,000	SEK	5	—
						$17	$(4)

^     Amount represents less than $1.

See Notes to Financial Statements.

68    WisdomTree Trust

Schedule of Investments (concluded) WisdomTree Global High Dividend Fund (DEW) March 31, 2026

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks
Russia	$—	$—	$0*	$0
Other	134,814,864	—	—	134,814,864
Mutual Fund	—	9,415	—	9,415
Investment of Cash Collateral for Securities Loaned	—	895,325	—	895,325
Total Investments in Securities	$134,814,864	$904,740	$0	$135,719,604
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$17	$—	$17
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(4)	$—	$(4)
Total — Net	$134,814,864	$904,753	$0	$135,719,617

*     Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust    69

Schedule of Investments WisdomTree India Earnings Fund (EPI) (consolidated) March 31, 2026
Investments	Shares	Value
COMMON STOCKS – 101.7%
India – 101.7%
Aerospace & Defense – 1.5%
Bharat Dynamics Ltd.	104,604	$1,209,386
Bharat Electronics Ltd.	3,954,054	16,702,294
Data Patterns India Ltd.	4,507	144,231
Garden Reach Shipbuilders & Engineers Ltd.	22,310	464,035
Hindustan Aeronautics Ltd.	278,725	10,247,577
Mazagon Dock Shipbuilders Ltd.	72,213	1,572,338
Total Aerospace & Defense		30,339,861
Air Freight & Logistics – 0.0%
Gateway Distriparks Ltd.	1,203,531	641,427
Transport Corp. of India Ltd.	31,675	308,238
Total Air Freight & Logistics		949,665
Automobile Components – 1.2%
Apollo Tyres Ltd.	471,757	2,050,690
Asahi India Glass Ltd.	142,232	1,176,260
Balkrishna Industries Ltd.	70,294	1,543,746
Banco Products India Ltd.	41,641	221,422
Bharat Forge Ltd.	157,055	2,772,881
Bosch Ltd.	7,871	2,385,397
Ceat Ltd.	14,158	484,006
CIE Automotive India Ltd.	59,661	279,910
Endurance Technologies Ltd.(a)	25,418	593,291
Exide Industries Ltd.	835,789	2,536,920
FIEM Industries Ltd.	12,493	251,694
Gabriel India Ltd.	111,542	971,787
JBM Auto Ltd.	8,283	44,996
JK Tyre & Industries Ltd.	311,447	1,250,730
Minda Corp. Ltd.	127,608	680,294
Motherson Sumi Wiring India Ltd.	399,853	155,559
Pricol Ltd.	42,863	232,236
Samvardhana Motherson International Ltd.	2,630,911	2,914,705
Sansera Engineering Ltd.(a)	26,741	584,870
Schaeffler India Ltd.	19,169	777,037
SKF India Ltd.	12,913	192,465
Sona Blw Precision Forgings Ltd.(a)	107,879	547,648
Steel Strips Wheels Ltd.	122,483	220,085
Sundram Fasteners Ltd.	42,046	332,050
Suprajit Engineering Ltd.	111,569	470,631
Tube Investments of India Ltd.	40,219	1,067,418
UNO Minda Ltd.	113,322	1,232,520
Varroc Engineering Ltd.(a)	116,166	572,448
Total Automobile Components		26,543,696
Automobiles – 4.6%
Bajaj Auto Ltd.	122,978	11,385,825
Eicher Motors Ltd.	184,857	12,835,891
Hero MotoCorp Ltd.	233,959	12,488,667
Hyundai Motor India Ltd.	83,895	1,572,665
Investments	Shares	Value
Mahindra & Mahindra Ltd.	1,059,321	$32,999,652
Maruti Suzuki India Ltd.	134,682	17,474,102
TVS Motor Co. Ltd.	182,398	6,468,724
Total Automobiles		95,225,526
Banks – 21.6%
AU Small Finance Bank Ltd.(a)	272,082	2,417,359
Axis Bank Ltd.	2,670,324	32,694,656
Bandhan Bank Ltd.(a)	1,319,041	1,965,724
Bank of Baroda	4,869,669	12,712,134
Bank of India	2,305,936	3,330,462
Bank of Maharashtra	2,492,002	1,611,350
Canara Bank	10,617,259	13,818,850
Central Bank of India Ltd.	1,563,644	518,144
City Union Bank Ltd.	1,218,680	3,081,753
CSB Bank Ltd.*	173,801	623,933
DCB Bank Ltd.	624,787	1,042,950
Federal Bank Ltd.	5,619,622	15,368,995
HDFC Bank Ltd.	13,679,065	105,503,973
ICICI Bank Ltd.	8,517,059	108,285,259
IDBI Bank Ltd.	1,434,399	930,065
IDFC First Bank Ltd.	18,593,215	11,536,375
Indian Bank	985,659	8,788,432
Indian Overseas Bank*	1,520,376	503,005
Jammu & Kashmir Bank Ltd.	888,023	1,029,971
Jana Small Finance Bank Ltd.*	31,459	119,453
Karnataka Bank Ltd.	774,618	1,820,887
Karur Vysya Bank Ltd.	1,784,768	5,445,637
Kotak Mahindra Bank Ltd.	7,472,221	27,840,988
Punjab National Bank	3,212,942	3,406,407
RBL Bank Ltd.(a)	1,326,866	4,053,395
South Indian Bank Ltd.	4,482,296	1,617,145
State Bank of India	6,340,306	65,469,452
Tamilnad Mercantile Bank Ltd.	67,765	413,954
UCO Bank	529,148	125,245
Ujjivan Small Finance Bank Ltd.*(a)	3,917,062	2,085,961
Union Bank of India Ltd.	6,194,657	10,724,049
Yes Bank Ltd.*	7,555,123	1,374,039
Total Banks		450,260,002
Beverages – 0.4%
Globus Spirits Ltd.	31,799	269,063
Radico Khaitan Ltd.	89,894	2,491,949
Som Distilleries & Breweries Ltd.*	157,438	103,427
Sula Vineyards Ltd.	132,302	194,362
Tilaknagar Industries Ltd.	79,380	348,281
United Breweries Ltd.	24,755	401,932
United Spirits Ltd.	167,044	2,146,504
Varun Beverages Ltd.	576,276	2,333,690
Total Beverages		8,289,208
Biotechnology – 0.0%
Biocon Ltd.	232,172	883,416

See Notes to Financial Statements.

70    WisdomTree Trust

Schedule of Investments (continued) WisdomTree India Earnings Fund (EPI) (consolidated) March 31, 2026
Investments	Shares	Value
Broadline Retail – 0.1%
RattanIndia Enterprises Ltd.*	1,193,613	$322,915
Vishal Mega Mart Ltd.*	651,043	722,781
Total Broadline Retail		1,045,696
Building Products – 0.3%
Astral Ltd.	35,599	600,143
Blue Star Ltd.	107,952	1,833,216
Carysil Ltd.	5,197	41,281
Cera Sanitaryware Ltd.	8,407	404,419
Dalmia Bharat Refractories Ltd.*^	3,143	319
Electrosteel Castings Ltd.	966,410	750,417
Kajaria Ceramics Ltd.	39,278	381,024
Supreme Industries Ltd.	36,856	1,455,258
Total Building Products		5,466,077
Capital Markets – 0.8%
360 ONE WAM Ltd.	156,788	1,569,719
Aditya Birla Sun Life Asset Management Co. Ltd.	35,915	332,573
Anand Rathi Wealth Ltd.	22,226	711,288
Angel One Ltd.	138,154	331,414
Care Ratings Ltd.	16,923	258,443
CRISIL Ltd.	14,611	579,395
HDFC Asset Management Co. Ltd.(a)	223,139	5,214,252
IIFL Securities Ltd.	119,830	308,454
Indian Energy Exchange Ltd.(a)	310,957	376,202
Kfin Technologies Ltd.	32,202	297,597
Motilal Oswal Financial Services Ltd.	88,900	593,065
Multi Commodity Exchange of India Ltd.	113,332	2,855,024
Nippon Life India Asset Management Ltd.(a)	155,809	1,316,879
Share India Securities Ltd.	156,512	193,691
UTI Asset Management Co. Ltd.	124,081	1,226,240
Total Capital Markets		16,164,236
Chemicals – 3.0%
Aarti Industries Ltd.	236,695	995,829
Akzo Nobel India Ltd.	36,407	1,091,917
Alkyl Amines Chemicals	24,327	315,883
Anupam Rasayan India Ltd.	84,687	1,099,026
Archean Chemical Industries Ltd.	28,264	175,054
Asian Paints Ltd.	244,265	5,576,063
Atul Ltd.	13,361	897,108
Balaji Amines Ltd.	29,063	299,428
Bayer CropScience Ltd.	10,892	533,480
Berger Paints India Ltd.	376,562	1,627,754
Bhansali Engineering Polymers Ltd.	308,622	267,433
Carborundum Universal Ltd.	63,615	520,262
Castrol India Ltd.	1,043,964	1,909,868
Chambal Fertilisers & Chemicals Ltd.	351,784	1,582,585
Clean Science & Technology Ltd.	57,494	397,887
Coromandel International Ltd.	287,156	5,781,948
DCM Shriram Ltd.	152,514	1,795,299
Deepak Fertilisers & Petrochemicals Corp. Ltd.	383,338	3,673,788
Investments	Shares	Value
Deepak Nitrite Ltd.	42,105	$571,233
Dhanuka Agritech Ltd.	29,661	280,947
EID Parry India Ltd.*	528,587	4,321,820
Finolex Industries Ltd.	344,586	544,769
Garware Hi-Tech Films Ltd.	9,266	330,435
GHCL Ltd.	292,976	1,306,594
Gujarat Fluorochemicals Ltd.	4,034	128,796
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	432,103	1,669,438
Gulf Oil Lubricants India Ltd.	26,506	248,576
Himadri Speciality Chemical Ltd.	335,778	1,563,327
India Glycols Ltd.	30,126	269,645
Indigo Paints Ltd.	488	3,657
Jubilant Ingrevia Ltd.	128,307	735,492
Kansai Nerolac Paints Ltd.	243,500	429,295
Kiri Industries Ltd.*	207,578	740,375
Laxmi Organic Industries Ltd.	284,778	324,594
Linde India Ltd.	9,493	684,986
Mayur Uniquoters Ltd.	40,385	210,486
Navin Fluorine International Ltd.	37,768	2,453,857
NOCIL Ltd.	269,650	436,705
Paradeep Phosphates Ltd.(a)	551,594	623,655
PI Industries Ltd.	40,526	1,161,661
Pidilite Industries Ltd.	126,725	1,716,856
Polyplex Corp. Ltd.	64,952	512,090
Rallis India Ltd.	248,357	571,477
Rashtriya Chemicals & Fertilizers Ltd.	780,711	878,013
Sharda Cropchem Ltd.	62,861	576,659
Solar Industries India Ltd.	14,506	1,846,882
SRF Ltd.	180,452	4,638,353
Styrenix Performance Materials Ltd.	7,170	135,918
Sudarshan Chemical Industries Ltd.	141,600	1,116,094
Sumitomo Chemical India Ltd.	17,952	68,979
Supreme Petrochem Ltd.	33,782	262,994
Tata Chemicals Ltd.	59,683	367,007
UPL Ltd.	522,371	3,127,934
Vinati Organics Ltd.	39,368	549,665
Total Chemicals		63,949,876
Commercial Services & Supplies – 0.1%
Doms Industries Ltd.	6,599	159,909
Indian Railway Catering & Tourism Corp. Ltd.	116,014	604,846
ION Exchange India Ltd.	73,275	247,485
Total Commercial Services & Supplies		1,012,240
Communications Equipment – 0.0%
Astra Microwave Products Ltd.	39,890	359,877
Construction & Engineering – 2.0%
Ahluwalia Contracts India Ltd.	15,235	105,265
Ashoka Buildcon Ltd.*	852,375	917,809
Capacit’e Infraprojects Ltd.*	87,835	188,341
Cemindia Projects Ltd.	59,525	320,661
Dilip Buildcon Ltd.(a)	94,192	384,519

See Notes to Financial Statements.

WisdomTree Trust    71

Schedule of Investments (continued) WisdomTree India Earnings Fund (EPI) (consolidated) March 31, 2026
Investments	Shares	Value
Engineers India Ltd.	334,118	$641,578
GMR Power & Urban Infra Ltd.*	580,705	549,427
IRB Infrastructure Developers Ltd.	2,322,486	542,125
J Kumar Infraprojects Ltd.	106,265	479,179
Kalpataru Projects International Ltd.	103,199	1,150,708
KEC International Ltd.	138,458	746,384
KNR Constructions Ltd.	325,742	388,217
Larsen & Toubro Ltd.	683,895	25,265,873
NBCC India Ltd.	1,657,355	1,354,558
NCC Ltd.	1,328,621	1,834,180
Patel Engineering Ltd.*	251,101	58,772
PNC Infratech Ltd.	173,424	293,554
Praj Industries Ltd.	59,762	200,396
Rail Vikas Nigam Ltd.	963,253	2,535,364
Ramky Infrastructure Ltd.*	16,518	74,032
Techno Electric & Engineering Co. Ltd.	20,211	209,912
Transrail Lighting Ltd.	47,529	226,499
Voltas Ltd.	120,833	1,621,489
Waaree Renewable Technologies Ltd.*	16,974	139,999
Welspun Enterprises Ltd.	398,037	1,744,713
Total Construction & Engineering		41,973,554
Construction Materials – 2.1%
ACC Ltd.	37,571	496,966
Ambuja Cements Ltd.	637,562	2,697,155
Dalmia Bharat Ltd.	94,266	1,768,268
Grasim Industries Ltd.	849,806	22,915,946
JK Cement Ltd.	31,246	1,673,503
JK Lakshmi Cement Ltd.	119,020	700,263
Nuvoco Vistas Corp. Ltd.*	62,346	184,773
Orient Cement Ltd.	220,727	285,983
Ramco Cements Ltd.	62,345	604,791
Shree Cement Ltd.	5,083	1,233,655
Star Cement Ltd.	66,403	142,287
UltraTech Cement Ltd.	91,183	10,329,723
Total Construction Materials		43,033,313
Consumer Finance – 0.1%
SBFC Finance Ltd.*	502,359	428,746
SBI Cards & Payment Services Ltd.	275,834	1,847,981
Total Consumer Finance		2,276,727
Consumer Staples Distribution & Retail – 0.1%
Avenue Supermarts Ltd.*(a)	54,146	2,258,806
Medplus Health Services Ltd.*	20,407	180,707
Total Consumer Staples Distribution & Retail		2,439,513
Containers & Packaging – 0.1%
AGI Greenpac Ltd.	26,067	128,770
Cosmo First Ltd.	27,159	170,501
EPL Ltd.	261,235	565,360
Time Technoplast Ltd.	594,169	992,404
Total Containers & Packaging		1,857,035
Investments	Shares	Value
Diversified Consumer Services – 0.0%
NIIT Learning Systems Ltd.	1,024	$2,831
Diversified Telecommunication Services – 0.4%
Indus Towers Ltd.*	1,393,111	6,141,666
Railtel Corp. of India Ltd.	1,456	3,778
Tata Communications Ltd.	150,369	2,136,901
Total Diversified Telecommunication Services		8,282,345
Electric Utilities – 3.3%
Adani Energy Solutions Ltd.*	121,211	1,194,746
CESC Ltd.	2,824,528	4,471,955
Power Grid Corp. of India Ltd.	15,274,077	47,682,803
SJVN Ltd.	890,038	594,461
Tata Power Co. Ltd.	2,504,250	9,999,970
Torrent Power Ltd.	396,176	5,454,227
Total Electric Utilities		69,398,162
Electrical Equipment – 1.6%
ABB India Ltd.	18,962	1,187,814
Amara Raja Energy & Mobility Ltd.	249,727	1,770,492
Bharat Bijlee Ltd.	5,103	111,310
Bharat Heavy Electricals Ltd.	402,721	1,042,375
CG Power & Industrial Solutions Ltd.	297,875	2,057,202
Finolex Cables Ltd.	81,056	663,583
GE Vernova T&D India Ltd.	26,356	1,011,572
Graphite India Ltd.	55,638	361,754
Havells India Ltd.	140,867	1,768,249
HBL Engineering Ltd.	25,739	166,838
HEG Ltd.	207,333	1,185,650
Hitachi Energy India Ltd.	1,041	265,988
KEI Industries Ltd.	79,895	3,401,373
Polycab India Ltd.	33,963	2,450,489
RR Kabel Ltd.	36,856	502,585
Schneider Electric Infrastructure Ltd.*	16,284	145,210
Siemens Energy India Ltd.	44,004	1,190,235
Suzlon Energy Ltd.*	32,042,121	13,364,291
TD Power Systems Ltd.	18,531	166,332
Transformers & Rectifiers India Ltd.	71,325	191,268
Triveni Turbine Ltd.	944	4,378
V-Guard Industries Ltd.	17,270	57,364
Voltamp Transformers Ltd.	5,391	493,665
Total Electrical Equipment		33,560,017
Electronic Equipment, Instruments & Components – 0.3%
Genus Power Infrastructures Ltd.	250,010	566,451
Kaynes Technology India Ltd.*	5,464	197,570
PG Electroplast Ltd.	40,423	200,264
Redington Ltd.	2,602,370	5,486,038
Syrma SGS Technology Ltd.	11,870	96,751
Total Electronic Equipment, Instruments & Components		6,547,074

See Notes to Financial Statements.

72    WisdomTree Trust

Schedule of Investments (continued) WisdomTree India Earnings Fund (EPI) (consolidated) March 31, 2026
Investments	Shares	Value
Entertainment – 0.0%
Saregama India Ltd.	202,568	$681,927
Tips Music Ltd.	39,755	206,930
Total Entertainment		888,857
Financial Services – 0.4%
Aadhar Housing Finance Ltd.*	67,007	317,095
AvenuesAI Ltd.*	1,714,261	242,187
Bajaj Finserv Ltd.	365,885	6,294,771
Bajaj Housing Finance Ltd.*	1,121,467	864,197
India Shelter Finance Corp. Ltd.	32,750	260,570
Total Financial Services		7,978,820
Food Products – 1.3%
Avanti Feeds Ltd.	67,265	833,998
AWL Agri Business Ltd.*	232,691	436,120
Balrampur Chini Mills Ltd.	210,402	1,102,712
Bikaji Foods International Ltd.	319	2,092
Bombay Burmah Trading Co.	43,514	606,497
Britannia Industries Ltd.	90,898	5,197,115
CCL Products India Ltd.	64,023	702,811
Dodla Dairy Ltd.	16,956	173,602
Godrej Agrovet Ltd.(a)	49,973	281,718
Gujarat Ambuja Exports Ltd.	195,864	280,615
Hatsun Agro Product Ltd.	34,723	338,027
Heritage Foods Ltd.	29,231	90,591
Kaveri Seed Co. Ltd.	77,243	638,312
KRBL Ltd.	201,768	600,313
LT Foods Ltd.	434,658	1,664,874
Marico Ltd.	410,952	3,188,657
Mrs Bectors Food Specialities Ltd.	169,120	319,255
Nestle India Ltd.	345,812	4,283,240
Parag Milk Foods Ltd.(a)	47,422	89,925
Patanjali Foods Ltd.	200,567	972,186
Tata Consumer Products Ltd.	365,847	3,914,248
Triveni Engineering & Industries Ltd.	361,767	1,447,087
Zydus Wellness Ltd.	78,959	354,925
Total Food Products		27,518,920
Gas Utilities – 0.8%
Adani Total Gas Ltd.	95,011	510,822
GAIL India Ltd.	6,929,065	10,060,244
Gujarat Gas Ltd.	317,947	1,029,947
Gujarat State Petronet Ltd.	341,714	827,366
Indraprastha Gas Ltd.	1,541,482	2,366,617
Mahanagar Gas Ltd.	183,679	1,796,534
Total Gas Utilities		16,591,530
Ground Transportation – 0.1%
Container Corp. of India Ltd.	417,189	1,870,668
VRL Logistics Ltd.	9,730	23,994
Total Ground Transportation		1,894,662
Health Care Equipment & Supplies – 0.0%
Poly Medicure Ltd.	32,827	412,238
Investments	Shares	Value
Health Care Providers & Services – 0.9%
Apollo Hospitals Enterprise Ltd.	43,441	$3,397,923
Aster DM Healthcare Ltd.(a)	178,851	1,263,382
Dr. Lal PathLabs Ltd.(a)	43,102	596,256
Fortis Healthcare Ltd.	426,303	3,573,172
Global Health Ltd.	20,605	208,790
Jupiter Life Line Hospitals Ltd.	20,250	273,533
Krishna Institute of Medical Sciences Ltd.*(a)	92,751	607,754
Krsnaa Diagnostics Ltd.	38,161	209,335
Max Healthcare Institute Ltd.	519,654	5,272,216
Metropolis Healthcare Ltd.(a)	160,012	732,168
Narayana Hrudayalaya Ltd.	57,889	979,762
Rainbow Children’s Medicare Ltd.	5,497	67,408
Thyrocare Technologies Ltd.(a)	111,342	410,333
Vijaya Diagnostic Centre Pvt Ltd.	17,232	156,498
Total Health Care Providers & Services		17,748,530
Health Care Technology – 0.0%
Inventurus Knowledge Solutions Ltd.*	45,364	635,343
Hotels, Restaurants & Leisure – 0.4%
Chalet Hotels Ltd.	14,840	109,882
Delta Corp. Ltd.	730,396	379,950
EIH Ltd.	149,383	430,830
Eternal Ltd.*	162,174	391,514
Indian Hotels Co. Ltd.	753,743	4,537,219
ITC Hotels Ltd.*	50,110	72,839
Jubilant Foodworks Ltd.	198,253	907,356
Lemon Tree Hotels Ltd.*(a)	296,235	313,635
Tbo Tek Ltd.*	20,634	230,012
Total Hotels, Restaurants & Leisure		7,373,237
Household Durables – 0.2%
Amber Enterprises India Ltd.*	7,625	526,482
Bajaj Electricals Ltd.	91,010	324,080
Cello World Ltd.	97,190	398,090
Crompton Greaves Consumer Electricals Ltd.	583,318	1,375,136
Dixon Technologies India Ltd.	18,544	1,891,180
Eureka Forbes Ltd.*	27,667	128,448
Symphony Ltd.	17,401	126,276
Whirlpool of India Ltd.	16,173	134,655
Total Household Durables		4,904,347
Household Products – 0.0%
Jyothy Labs Ltd.	145,701	303,004
Independent Power & Renewable Electricity Producers – 3.8%
Adani Green Energy Ltd.*	66,027	561,707
Adani Power Ltd.*	10,681,930	16,941,528
Gujarat Industries Power Co. Ltd.	106,214	135,275
Jaiprakash Power Ventures Ltd.*	318,254	47,110
JSW Energy Ltd.	430,167	2,138,845
KPI Green Energy Ltd.(a)	83,420	308,882
NHPC Ltd.	7,618,350	5,921,267

See Notes to Financial Statements.

WisdomTree Trust    73

Schedule of Investments (continued) WisdomTree India Earnings Fund (EPI) (consolidated) March 31, 2026
Investments	Shares	Value
NLC India Ltd.	570,878	$1,616,656
NTPC Ltd.	13,279,925	51,895,298
Total Independent Power & Renewable Electricity Producers		79,566,568
Independent Power and Renewable Electricity Producers – 0.0%
Acme Solar Holdings Ltd.	141,483	390,236
Industrial Conglomerates – 0.4%
Apar Industries Ltd.	20,271	2,111,759
Balmer Lawrie & Co. Ltd.	133,194	209,350
Godrej Industries Ltd.*	66,237	523,059
Nava Ltd.	862,374	4,831,995
Siemens Ltd.*	45,099	1,395,544
Total Industrial Conglomerates		9,071,707
Insurance – 1.1%
General Insurance Corp. of India(a)	1,352,719	5,176,340
HDFC Life Insurance Co. Ltd.(a)	345,451	2,151,039
ICICI Lombard General Insurance Co. Ltd.(a)	257,159	4,637,870
ICICI Prudential Life Insurance Co. Ltd.(a)	163,680	879,328
Life Insurance Corp. of India	572,346	4,378,791
Max Financial Services Ltd.*	87,141	1,369,560
New India Assurance Co. Ltd.(a)	348,134	432,448
PB Fintech Ltd.*	40,393	608,054
SBI Life Insurance Co. Ltd.(a)	216,327	4,053,590
Star Health & Allied Insurance Co. Ltd.*	404	1,949
Total Insurance		23,688,969
IT Services – 7.8%
Cigniti Technologies Ltd.*	76,577	882,928
Coforge Ltd.	107,960	1,268,788
Cyient Ltd.	83,740	664,676
Happiest Minds Technologies Ltd.	253,892	966,462
HCL Technologies Ltd.	1,675,010	23,692,388
Infosys Ltd.	5,433,357	71,639,914
LTIMindtree Ltd.(a)	59,855	2,532,938
Mphasis Ltd.	91,253	1,975,170
Persistent Systems Ltd.	98,646	5,072,458
Sonata Software Ltd.	141,234	312,104
Tata Consultancy Services Ltd.	1,165,576	28,988,017
Tata Technologies Ltd.	43,942	235,905
Tech Mahindra Ltd.	987,101	14,403,435
Wipro Ltd.	4,294,615	8,496,069
Zensar Technologies Ltd.	243,573	1,321,372
Total IT Services		162,452,624
Life Sciences Tools & Services – 0.4%
Divi’s Laboratories Ltd.	109,228	6,848,577
Indegene Ltd.	78,221	358,411
SAI Life Sciences Ltd.*(a)	25,444	260,747
Syngene International Ltd.(a)	33,599	138,117
Total Life Sciences Tools & Services		7,605,852
Investments	Shares	Value
Machinery – 1.2%
Action Construction Equipment Ltd.	16,312	$128,804
AIA Engineering Ltd.	32,268	1,237,189
Anup Engineering Limited	13,106	221,596
Ashok Leyland Ltd.	2,309,386	3,752,771
BEML Ltd.	10,089	145,662
Cochin Shipyard Ltd.(a)	120,420	1,514,760
Craftsman Automation Ltd.	13,449	989,298
Cummins India Ltd.	139,672	6,626,740
Elgi Equipments Ltd.	197,637	973,404
Escorts Kubota Ltd.	28,891	834,697
Force Motors Ltd.	2,551	521,906
GMM Pfaudler Ltd.	1,110	9,280
Greaves Cotton Ltd.	175,417	223,061
Grindwell Norton Ltd.	12,521	178,623
ISGEC Heavy Engineering Ltd.	34,400	312,723
Jamna Auto Industries Ltd.	136,282	160,811
Jyoti CNC Automation Ltd.*	34,137	259,801
Kirloskar Brothers Ltd.	12,363	174,544
Kirloskar Oil Engines Ltd.	99,304	1,391,321
Kirloskar Pneumatic Co. Ltd.	28,158	308,748
LG Balakrishnan & Bros Ltd.	54,413	940,609
NRB Bearings Ltd.	88,616	201,993
Olectra Greentech Ltd.	159	1,620
Shakti Pumps India Ltd.	69,787	338,418
SKF India Industrial Ltd.*	22,579	495,911
Tega Industries Ltd.	8,768	153,527
Texmaco Rail & Engineering Ltd.	311,839	259,075
Thermax Ltd.	35,688	1,226,878
Timken India Ltd.	18,889	642,314
Titagarh Rail System Ltd.	788	4,776
Total Machinery		24,230,860
Marine Transportation – 0.1%
Shipping Corp. of India Ltd.	749,464	1,735,998
Media – 0.1%
Affle 3i Ltd.*	48,653	743,321
Sun TV Network Ltd.	251,271	1,501,950
Zee Entertainment Enterprises Ltd.	385,250	293,013
Total Media		2,538,284
Metals & Mining – 9.4%
APL Apollo Tubes Ltd.	104,968	2,143,655
Ashapura Minechem Ltd.	52,266	253,206
Godawari Power & Ispat Ltd.	702,941	1,992,125
Goodluck India Ltd.	9,095	94,566
Gravita India Ltd.	14,797	205,632
Hindalco Industries Ltd.	5,361,649	49,996,552
Hindustan Copper Ltd.	158,658	758,591
Hindustan Zinc Ltd.	655,725	3,471,551
Jai Balaji Industries Ltd.*	450,502	257,148
Jindal Saw Ltd.	496,230	958,048

See Notes to Financial Statements.

74    WisdomTree Trust

Schedule of Investments (continued) WisdomTree India Earnings Fund (EPI) (consolidated) March 31, 2026
Investments	Shares	Value
Jindal Stainless Ltd.	763,615	$5,723,766
Jindal Steel Ltd.	708,895	8,319,256
JSW Steel Ltd.	829,286	9,814,294
Kalyani Steels Ltd.	27,599	168,113
Lloyds Metals & Energy Ltd.	72,055	966,089
Maharashtra Seamless Ltd.	17,062	100,763
Mishra Dhatu Nigam Ltd.(a)	5,004	14,268
National Aluminium Co. Ltd.	2,987,127	12,159,673
NMDC Ltd.	17,544,628	14,108,028
Prakash Industries Ltd.	300,048	351,711
Ramkrishna Forgings Ltd.	66,094	325,144
Ratnamani Metals & Tubes Ltd.	27,060	628,166
Sandur Manganese & Iron Ores Ltd.	516,783	936,487
Sarda Energy & Minerals Ltd.	342,166	1,842,165
Shyam Metalics & Energy Ltd.	53,137	431,992
Steel Authority of India Ltd.	2,983,212	4,762,508
Surya Roshni Ltd.	211,722	419,833
Tata Steel Ltd.	17,909,132	36,226,583
Usha Martin Ltd.	293,726	1,212,236
Vedanta Ltd.	5,136,022	35,457,159
Welspun Corp. Ltd.	190,992	1,636,492
Total Metals & Mining		195,735,800
Office REITs – 0.0%
Mindspace Business Parks REIT(a)	178,033	843,082
Oil, Gas & Consumable Fuels – 18.3%
Aegis Logistics Ltd.	325,611	2,055,135
Bharat Petroleum Corp. Ltd.	2,049,672	6,072,382
Chennai Petroleum Corp. Ltd.	84,779	864,650
Coal India Ltd.	13,461,498	63,930,540
Great Eastern Shipping Co. Ltd.	854,690	12,747,980
Gujarat Mineral Development Corp. Ltd.	92,361	551,301
Hindustan Oil Exploration Co. Ltd.*	303,343	378,440
Hindustan Petroleum Corp. Ltd.	3,384,622	11,968,552
Indian Oil Corp. Ltd.	11,307,285	16,141,556
Mangalore Refinery & Petrochemicals Ltd.	1,107,490	2,099,880
Oil & Natural Gas Corp. Ltd.	23,808,591	71,451,816
Oil India Ltd.	6,046,107	30,307,427
Petronet LNG Ltd.	2,710,405	7,099,726
Reliance Industries Ltd.	11,082,783	157,030,557
Total Oil, Gas & Consumable Fuels		382,699,942
Paper & Forest Products – 0.1%
Century Plyboards India Ltd.	76,732	567,509
JK Paper Ltd.	491,046	1,586,278
Total Paper & Forest Products		2,153,787
Passenger Airlines – 0.2%
InterGlobe Aviation Ltd.(a)	106,715	4,436,860
Investments	Shares	Value
Personal Care Products – 1.0%
Bajaj Consumer Care Ltd.*	429,835	$1,576,611
Colgate-Palmolive India Ltd.	97,621	1,840,980
Dabur India Ltd.	394,196	1,705,850
Emami Ltd.	248,383	1,030,207
Gillette India Ltd.	2,897	221,546
Godrej Consumer Products Ltd.	217,697	2,260,315
Hindustan Unilever Ltd.	596,159	12,917,682
Total Personal Care Products		21,553,191
Pharmaceuticals – 4.4%
Aarti Drugs Ltd.	78,871	265,887
Aarti Pharmalabs Ltd.	67,525	421,423
Acutaas Chemicals Ltd.	6,318	170,432
Aether Industries Ltd.*	3,753	43,307
Ajanta Pharma Ltd.	29,542	873,689
Alembic Pharmaceuticals Ltd.	96,696	676,167
Alivus Life Sciences Ltd.	30,369	311,442
Alkem Laboratories Ltd.	33,858	1,891,575
Aurobindo Pharma Ltd.	447,044	6,147,938
Blue Jet Healthcare Ltd.	54,366	187,575
Caplin Point Laboratories Ltd.	90,952	1,442,977
Cipla Ltd.	594,507	7,673,222
Cohance Lifesciences Ltd.*	102,791	326,692
Concord Biotech Ltd.	40,862	438,739
Dr. Reddy’s Laboratories Ltd.	1,160,492	15,353,934
FDC Ltd.	45,760	154,915
Gland Pharma Ltd.(a)	58,953	1,054,207
GlaxoSmithKline Pharmaceuticals Ltd.	39,892	960,196
Glenmark Pharmaceuticals Ltd.	124,122	2,789,608
Granules India Ltd.	319,458	2,089,556
IOL Chemicals & Pharmaceuticals Ltd.	323,891	248,496
Ipca Laboratories Ltd.	118,875	2,006,802
JB Chemicals & Pharmaceuticals Ltd.	54,094	1,177,366
Jubilant Pharmova Ltd.	25,746	221,619
Laurus Labs Ltd.(a)	554,483	5,803,295
Lupin Ltd.	135,453	3,304,468
Mankind Pharma Ltd.	44,658	944,399
Marksans Pharma Ltd.	413,992	684,787
Natco Pharma Ltd.	135,609	1,392,852
Neuland Laboratories Ltd.	16,104	2,042,018
Strides Pharma Science Ltd.	53,043	524,425
Sun Pharmaceutical Industries Ltd.	1,298,987	24,065,472
Supriya Lifescience Ltd.	5,440	32,227
Torrent Pharmaceuticals Ltd.	64,156	2,854,557
Zydus Lifesciences Ltd.	349,410	3,209,383
Total Pharmaceuticals		91,785,647
Professional Services – 0.4%
BLS International Services Ltd.	146,676	364,414
Computer Age Management Services Ltd.	189,735	1,251,847
Datamatics Global Services Ltd.	45,810	307,779

See Notes to Financial Statements.

WisdomTree Trust    75

Schedule of Investments (continued) WisdomTree India Earnings Fund (EPI) (consolidated) March 31, 2026
Investments	Shares	Value
Digitide Solutions Ltd.*	108,228	$85,842
eClerx Services Ltd.	128,567	1,880,342
Firstsource Solutions Ltd.	805,996	1,736,844
International Gemmological Institute India Ltd.	147,444	494,259
L&T Technology Services Ltd.(a)	30,718	1,011,003
Quess Corp. Ltd.(a)	239,882	429,239
RITES Ltd.	190,305	352,385
Sagility Ltd.	1,129,627	475,795
TeamLease Services Ltd.*	37,072	441,079
Total Professional Services		8,830,828
Real Estate Management & Development – 0.8%
Anant Raj Ltd.	86,408	369,596
Brigade Enterprises Ltd.	29,773	204,270
DLF Ltd.	378,963	2,014,104
Embassy Developments Ltd.*	368,111	153,145
Ganesh Housing Ltd.	71,393	381,019
Genus Prime Infra Ltd.*	22,720	5,069
Godrej Properties Ltd.*	53,442	828,996
Lodha Developers Ltd.(a)	61,280	437,397
Mahindra Lifespace Developers Ltd.	1,870	5,801
NESCO Ltd.	49,134	525,277
Oberoi Realty Ltd.	190,093	2,843,917
Phoenix Mills Ltd.	326,278	5,181,645
Prestige Estates Projects Ltd.	211,356	2,510,234
Sobha Ltd.	73,924	925,446
Total Real Estate Management & Development		16,385,916
Semiconductors & Semiconductor Equipment – 0.1%
Premier Energies Ltd.(a)	114,126	1,072,871
WAAREE Energies Ltd.	27,832	912,526
Total Semiconductors & Semiconductor Equipment		1,985,397
Software – 0.5%
AurionPro Solutions Ltd.	74,104	566,198
Birlasoft Ltd.	301,723	1,057,873
BlackBuck Ltd.*	92,404	562,030
Intellect Design Arena Ltd.	151,409	955,478
KPIT Technologies Ltd.	9,544	63,871
Newgen Software Technologies Ltd.	135,968	576,707
Oracle Financial Services Software Ltd.	56,623	4,018,286
Rategain Travel Technologies Ltd.*	11,364	52,495
Tanla Platforms Ltd.	234,711	934,031
Tata Elxsi Ltd.	40,985	1,718,325
Total Software		10,505,294
Specialty Retail – 0.1%
Cartrade Tech Ltd.*	13,884	241,528
Go Fashion India Ltd.*	89,266	234,532
Metro Brands Ltd.	43,140	407,573
PC Jeweller Ltd.*	4,297,109	342,958
Senco Gold Ltd.	72,715	213,778
Trent Ltd.	20,658	717,823
Total Specialty Retail		2,158,192
Investments	Shares	Value
Textiles, Apparel & Luxury Goods – 0.9%
Arvind Ltd.	516,768	$1,845,352
Campus Activewear Ltd.	281,902	650,449
Garware Technical Fibres Ltd.	36,906	235,894
Gokaldas Exports Ltd.*	7,722	47,236
Indo Count Industries Ltd.	165,438	435,273
Kalyan Jewellers India Ltd.	71,875	284,852
KPR Mill Ltd.	104,034	909,775
Page Industries Ltd.	4,149	1,389,944
Pearl Global Industries Ltd.	9,494	135,530
Safari Industries India Ltd.	3,604	54,374
Siyaram Silk Mills Ltd.	11,607	53,330
Swan Corp. Ltd.	142,389	450,367
Titan Co. Ltd.	176,884	7,368,989
Trident Ltd.	1,775,870	421,459
Vaibhav Global Ltd.	52,650	97,341
Vardhman Textiles Ltd.	260,957	1,440,854
Welspun Living Ltd.	403,050	460,295
Total Textiles, Apparel & Luxury Goods		16,281,314
Tobacco – 0.6%
Godfrey Phillips India Ltd.	79,614	1,572,576
ITC Ltd.	3,558,063	10,792,496
VST Industries Ltd.	170,351	359,331
Total Tobacco		12,724,403
Trading Companies & Distributors – 0.2%
Adani Enterprises Ltd.	93,851	1,740,299
IndiaMart InterMesh Ltd.(a)	28,055	587,492
MMTC Ltd.*	749,249	411,559
MSTC Ltd.	143,039	551,729
Refex Industries Ltd.	55,226	110,331
Sanghvi Movers Ltd.	48,426	119,088
Total Trading Companies & Distributors		3,520,498
Transportation Infrastructure – 0.6%
Adani Ports & Special Economic Zone Ltd.	845,935	11,706,789
Gujarat Pipavav Port Ltd.	435,365	653,584
JSW Infrastructure Ltd.	202,128	513,158
Total Transportation Infrastructure		12,873,531
Water Utilities – 0.0%
VA Tech Wabag Ltd.	30,986	378,109
Wireless Telecommunication Services – 1.5%
Bharti Airtel Ltd.	1,636,576	30,754,576
Bharti Hexacom Ltd.	26,068	414,647
Total Wireless Telecommunication Services		31,169,223
TOTAL COMMON STOCKS (Cost: $1,598,665,578)		2,123,411,547
PREFERRED STOCKS – 0.0%
India – 0.0%
TVS Motor Co. Ltd., 6.00% (Cost: $0)	898,040	97,048
See Notes to Financial Statements.

76    WisdomTree Trust

Schedule of Investments (concluded) WisdomTree India Earnings Fund (EPI) (consolidated) March 31, 2026
Investments	Shares	Value
MUTUAL FUND – 0.1%
United States – 0.1%
Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.54%(b) (Cost: $3,020,478)	3,020,478	$3,020,478
TOTAL INVESTMENTS IN SECURITIES – 101.8% (Cost: $1,601,686,056)		2,126,529,073
Other Liabilities less Assets – (1.8)%		(38,375,984)
NET ASSETS – 100.0%		$2,088,153,089

*     Non-income producing security.

^     This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $319, which represents 0.0% of net assets.

(a)   This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)  Rate shown represents annualized 7-day yield as of March 31, 2026.

CURRENCY ABBREVIATIONS:
INR	Indian rupee
USD	United States dollar

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC — OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
HSBC Holdings PLC	4/2/2026	2,202,946,473	INR	23,287,256	USD	$—	$(61,368)
HSBC Holdings PLC	4/2/2026	23,425,632	USD	2,202,946,473	INR	199,744	—
						$199,744	$(61,368)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks
Building Products	$5,465,758	$—	$319*	$5,466,077
Other	2,117,945,470	—	—	2,117,945,470
Preferred Stocks	97,048	—	—	97,048
Mutual Fund	—	3,020,478	—	3,020,478
Total Investments in Securities	$2,123,508,276	$3,020,478	$319	$2,126,529,073
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$199,744	$—	$199,744
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(61,368)	$—	$(61,368)
Total – Net	$2,123,508,276	$3,158,854	$319	$2,126,667,449

*     Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust    77

Schedule of Investments WisdomTree India Hedged Equity Fund (INDH) March 31, 2026
Investments	Shares	Value
COMMON STOCKS – 97.2%
India – 97.2%
Aerospace & Defense – 2.1%
Bharat Electronics Ltd.	20,390	$86,129
Hindustan Aeronautics Ltd.	754	27,722
Total Aerospace & Defense		113,851
Automobiles – 8.6%
Bajaj Auto Ltd.	322	29,812
Eicher Motors Ltd.	864	59,993
Hero MotoCorp Ltd.	825	44,038
Mahindra & Mahindra Ltd.	5,391	167,939
Maruti Suzuki India Ltd.	695	90,172
Tata Motors Passenger Vehicles Limited	11,322	35,357
TVS Motor Co. Ltd.	1,382	49,013
Total Automobiles		476,324
Banks – 20.4%
Axis Bank Ltd.	12,751	156,120
HDFC Bank Ltd.	52,660	406,156
ICICI Bank Ltd.	27,748	352,786
Kotak Mahindra Bank Ltd.	29,974	111,681
State Bank of India	10,191	105,231
Total Banks		1,131,974
Beverages – 0.8%
United Spirits Ltd.	1,905	24,479
Varun Beverages Ltd.	5,217	21,127
Total Beverages		45,606
Chemicals – 1.2%
Asian Paints Ltd.	2,229	50,884
Pidilite Industries Ltd.	1,302	17,639
Total Chemicals		68,523
Construction & Engineering – 2.4%
Larsen & Toubro Ltd.	3,572	131,964
Construction Materials – 2.6%
Ambuja Cements Ltd.	3,021	12,780
Grasim Industries Ltd.	1,953	52,665
UltraTech Cement Ltd.	682	77,261
Total Construction Materials		142,706
Consumer Staples Distribution & Retail – 0.6%
Avenue Supermarts Ltd.*(a)	825	34,416
Electric Utilities – 2.1%
Power Grid Corp. of India Ltd.	24,722	77,177
Tata Power Co. Ltd.	10,328	41,242
Total Electric Utilities		118,419
Electrical Equipment – 0.3%
Suzlon Energy Ltd.*	37,465	15,626
Financial Services – 0.6%
Bajaj Finserv Ltd.	1,985	34,150
Investments	Shares	Value
Food Products – 2.3%
Britannia Industries Ltd.	661	$37,793
Nestle India Ltd.	4,088	50,634
Tata Consumer Products Ltd.	3,420	36,591
Total Food Products		125,018
Gas Utilities – 0.2%
GAIL India Ltd.	9,545	13,858
Health Care Providers & Services – 1.5%
Apollo Hospitals Enterprise Ltd.	548	42,864
Max Healthcare Institute Ltd.	3,942	39,994
Total Health Care Providers & Services		82,858
Hotels, Restaurants & Leisure – 1.7%
Eternal Ltd.*	27,495	66,377
Indian Hotels Co. Ltd.	4,826	29,051
Total Hotels, Restaurants & Leisure		95,428
Independent Power & Renewable Electricity Producers – 2.6%
Adani Green Energy Ltd.*	1,363	11,595
Adani Power Ltd.*	20,490	32,497
NTPC Ltd.	25,578	99,954
Total Independent Power & Renewable Electricity Producers		144,046
Insurance – 2.1%
HDFC Life Insurance Co. Ltd.(a)	4,899	30,505
ICICI Lombard General Insurance Co. Ltd.(a)	1,039	18,738
PB Fintech Ltd.*	1,098	16,529
SBI Life Insurance Co. Ltd.(a)	2,683	50,275
Total Insurance		116,047
Interactive Media & Services – 0.3%
Info Edge India Ltd.	1,421	14,498
IT Services – 10.7%
Coforge Ltd.	229	2,691
HCL Technologies Ltd.	5,824	82,378
Infosys Ltd.	18,889	249,055
LTIMindtree Ltd.(a)	346	14,642
Persistent Systems Ltd.	359	18,460
Tata Consultancy Services Ltd.	5,646	140,417
Tech Mahindra Ltd.	3,681	53,712
Wipro Ltd.	15,231	30,132
Total IT Services		591,487
Life Sciences Tools & Services – 0.8%
Divi’s Laboratories Ltd.	678	42,511
Machinery – 0.7%
Cummins India Ltd.	795	37,719
Metals & Mining – 4.7%
Hindalco Industries Ltd.	7,693	71,736
JSW Steel Ltd.	5,584	66,085
Tata Steel Ltd.	44,439	89,891
Vedanta Ltd.	4,400	30,376
Total Metals & Mining		258,088

See Notes to Financial Statements.

78    WisdomTree Trust

Schedule of Investments (continued) WisdomTree India Hedged Equity Fund (INDH) March 31, 2026
Investments	Shares	Value
Oil, Gas & Consumable Fuels – 12.5%
Bharat Petroleum Corp. Ltd.	10,192	$30,195
Coal India Ltd.	10,919	51,856
Indian Oil Corp. Ltd.	20,312	28,996
Oil & Natural Gas Corp. Ltd.	22,963	68,914
Reliance Industries Ltd.	36,262	513,792
Total Oil, Gas & Consumable Fuels		693,753
Passenger Airlines – 0.2%
InterGlobe Aviation Ltd.(a)	325	13,512
Personal Care Products – 2.3%
Godrej Consumer Products Ltd.	2,508	26,040
Hindustan Unilever Ltd.	4,778	103,531
Total Personal Care Products		129,571
Pharmaceuticals – 3.5%
Cipla Ltd.	2,646	34,152
Dr. Reddy’s Laboratories Ltd.	3,362	44,481
Sun Pharmaceutical Industries Ltd.	6,141	113,770
Total Pharmaceuticals		192,403
Real Estate Management & Development – 0.4%
DLF Ltd.	4,153	22,072
Specialty Retail – 0.3%
Trent Ltd.	448	15,567
Textiles, Apparel & Luxury Goods – 1.8%
Titan Co. Ltd.	2,378	99,068
Tobacco – 0.9%
ITC Ltd.	16,884	51,213
Trading Companies & Distributors – 0.4%
Adani Enterprises Ltd.	1,303	24,162
Investments	Shares	Value
Transportation Infrastructure – 1.0%
Adani Ports & Special Economic Zone Ltd.	3,901	$53,985
Wireless Telecommunication Services – 4.6%
Bharti Airtel Ltd.	13,448	252,715
TOTAL COMMON STOCKS (Cost: $5,838,274)		5,383,138
PREFERRED STOCKS – 0.0%
India – 0.0%
TVS Motor Co. Ltd., 6.00% (Cost: $0)	5,224	565
MUTUAL FUND – 0.3%
United States – 0.3%
Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.54%(b) (Cost: $16,719)	16,719	16,719
TOTAL INVESTMENTS IN SECURITIES – 97.5% (Cost: $5,854,993)		5,400,422
Other Assets less Liabilities – 2.5%		137,043
NET ASSETS – 100.0%		$5,537,465

*     Non-income producing security.

(a)   This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)  Rate shown represents annualized 7-day yield as of March 31, 2026.

CURRENCY ABBREVIATIONS:
INR	Indian rupee
USD	United States dollar

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	4/7/2026	562,981,785	INR	6,003,858	USD	$—	$(61,718)
Bank of America NA	5/6/2026	5,597,595	USD	528,944,731	INR	10,052	—
Citibank NA	4/7/2026	6,168,832	USD	562,981,785	INR	226,692	—
						$236,744	$(61,718)
FUTURES CONTRACTS (EXCHANGE-TRADED)
Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Depreciation
IFSC NIFTY 50	5	4/28/26	$224,815	$(96)

See Notes to Financial Statements.

WisdomTree Trust    79

Schedule of Investments (concluded) WisdomTree India Hedged Equity Fund (INDH) March 31, 2026

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$5,383,138	$—	$—	$5,383,138
Preferred Stocks	565	—	—	565
Mutual Fund	—	16,719	—	16,719
Total Investments in Securities	$5,383,703	$16,719	$—	$5,400,422
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$236,744	$—	$236,744
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(61,718)	$—	$(61,718)
Futures Contracts[1]	$(96)	$—	$—	$(96)
Total — Net	$5,383,607	$191,745	$—	$5,575,352

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

80    WisdomTree Trust

Schedule of Investments WisdomTree New Economy Real Estate Fund (WTRE) March 31, 2026
Investments	Shares	Value
COMMON STOCKS – 99.4%
Australia – 7.3%
DigiCo Infrastructure REIT	53,165	$62,994
Goodman Group	36,601	640,238
IREN Ltd.*	4,451	152,580
NEXTDC Ltd.*	22,326	173,095
Total Australia		1,028,907
Belgium – 2.1%
Montea NV	1,092	82,287
Warehouses De Pauw CVA	7,998	205,685
Total Belgium		287,972
Canada – 0.5%
Hut 8 Corp.*	1,582	74,212
France – 0.7%
Eutelsat Communications SACA*(a)	42,596	100,367
Hong Kong – 0.7%
SUNeVision Holdings Ltd.(a)	142,000	97,804
Italy – 1.7%
Infrastrutture Wireless Italiane SpA(a)(b)	30,531	241,144
Japan – 5.0%
GLP J-REIT	175	142,451
Japan Logistics Fund, Inc.	148	88,750
LaSalle Logiport REIT	95	88,557
Mitsubishi Estate Logistics REIT Investment Corp.	94	73,444
Mitsui Fudosan Logistics Park, Inc.	161	113,952
Nippon Prologis REIT, Inc.	263	140,848
SOSiLA Logistics REIT, Inc.	67	50,874
Total Japan		698,876
Luxembourg – 0.7%
SES SA	13,428	94,610
Netherlands – 2.2%
Nebius Group NV*	2,900	300,904
Nigeria – 0.7%
IHS Holding Ltd.*	11,502	94,661
Singapore – 5.9%
CapitaLand Ascendas REIT	134,036	256,613
Digital Core REIT Management Pte. Ltd.	91,600	44,426
ESR-REIT	30,780	53,680
Frasers Logistics & Commercial Trust	166,000	115,157
Keppel DC REIT	96,701	163,398
Mapletree Industrial Trust	96,809	145,572
NTT DC REIT*	60,500	55,357
Total Singapore		834,203
Investments	Shares	Value
Spain – 4.0%
Cellnex Telecom SA*(b)	17,633	$563,383
Tanzania – 0.7%
Helios Towers PLC*	42,436	100,729
United Kingdom – 4.7%
LondonMetric Property PLC	76,090	182,117
Segro PLC	37,627	319,445
Tritax Big Box REIT PLC	86,857	161,842
Total United Kingdom		663,404
United States – 62.5%
Alexandria Real Estate Equities, Inc.	5,260	244,169
American Tower Corp.	4,487	774,366
Applied Digital Corp.*	3,693	87,672
AST SpaceMobile, Inc.*(a)	8,222	681,357
Bitdeer Technologies Group, Class A*(a)	3,309	28,623
Cipher Digital, Inc.*	6,047	77,825
Cleanspark, Inc.*(a)	3,633	30,917
Core Scientific, Inc.*	3,933	58,838
CoreWeave, Inc., Class A*	4,550	352,488
Crown Castle, Inc.	7,947	646,170
Digital Realty Trust, Inc.	4,475	806,440
EastGroup Properties, Inc.	1,518	280,967
Equinix, Inc.	831	814,579
First Industrial Realty Trust, Inc.	3,966	229,433
Globalstar, Inc.*	3,752	249,208
Healthpeak Properties, Inc.(a)	20,041	329,274
Iridium Communications, Inc.	3,931	109,046
Iron Mountain, Inc.	5,206	531,741
LXP Industrial Trust	2,459	113,753
MARA Holdings, Inc.*(a)	5,068	41,355
Prologis, Inc.	6,118	808,677
Rexford Industrial Realty, Inc.	6,680	218,636
Riot Platforms, Inc.*	5,451	67,374
SBA Communications Corp.	2,780	478,466
Terawulf, Inc.*	5,667	81,775
Terreno Realty Corp.	3,119	191,569
U.S. Cellular Corp.	2,712	125,132
Uniti Group, Inc.*(a)	14,210	133,290
Viasat, Inc.*	3,916	179,353
Total United States		8,772,493
TOTAL COMMON STOCKS (Cost: $15,464,637)		13,953,669
RIGHTS – 0.0%
Singapore – 0.0%
CapitaLand Ascendas REIT* (Cost: $0)	3,753	349

See Notes to Financial Statements.

WisdomTree Trust    81

Schedule of Investments (concluded) WisdomTree New Economy Real Estate Fund (WTRE) March 31, 2026
Investments	Shares	Value
MUTUAL FUND – 0.1%
United States – 0.1%
Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.54%(c) (Cost: $18,729)	18,729	$18,729
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 3.4%
United States – 3.4%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%(c) (Cost: $479,582)	479,582	479,582
TOTAL INVESTMENTS IN SECURITIES – 102.9% (Cost: $15,962,948)		14,452,329
Other Liabilities less Assets – (2.9)%		(408,628)
NET ASSETS – 100.0%		$14,043,701

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at March 31, 2026 (See Note 2). At March 31, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,026,863 and the total market value of the collateral held by the Fund was $1,025,034. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $545,452.

(b)  This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)   Rate shown represents annualized 7-day yield as of March 31, 2026.

CURRENCY ABBREVIATIONS:
EUR	Euro
GBP	British pound
JPY	Japanese yen
SGD	Singapore dollar
USD	United States dollar
OTHER ABBREVIATIONS:
CVA	Certificaten van Aandelen (Certificate of Stock)

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs	4/1/2026	370,764	JPY	2,324	USD	$7	$—
Goldman Sachs	4/1/2026	1,601	SGD	1,240	USD	1	—
Morgan Stanley & Co. International	4/1/2026	3,055	EUR	3,499	USD	21	—
Standard Chartered Bank	4/1/2026	213	GBP	281	USD	—	(0	)^
						$29	$(0)

^     Amount represents less than $1.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$13,953,669	$—	$—	$13,953,669
Rights	—	349	—	349
Mutual Fund	—	18,729	—	18,729
Investment of Cash Collateral for Securities Loaned	—	479,582	—	479,582
Total Investments in Securities	$13,953,669	$498,660	$—	$14,452,329
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$29	$—	$29
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$0^	$—	$0^
Total – Net	$13,953,669	$498,689	$—	$14,452,358

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

^    Amount represents less than $1.

See Notes to Financial Statements.

82    WisdomTree Trust

Statements of Assets and Liabilities WisdomTree Trust March 31, 2026
	WisdomTree Asia Defense Fund	WisdomTree China ex-State-Owned Enterprises Fund	WisdomTree Emerging Markets ex-State-Owned Enterprises Fund	WisdomTree Emerging Markets High Dividend Fund
ASSETS:
Investments in securities, at cost	$20,023,602	$460,551,921	$1,200,736,021	$3,104,258,038
Investments in affiliates, at cost (Note 3)	—	5,700,000	23,300,000	75,064,505
Foreign currency, at cost	197,731	102,174	1,734,602	3,290,134
Investments in securities, at value[1,2] (Note 2)	19,500,509	498,099,989	1,760,542,882	3,456,500,501
Investments in affiliates, at value (Note 3)	—	5,700,000	23,300,000	75,263,665
Cash	—	32	630	—
Foreign currency, at value	197,703	102,158	1,727,798	3,270,007
Unrealized appreciation on foreign currency contracts	14,902	165	—	1,948
Receivables:
Investment securities sold	3,119,067	284,781	—	—
Capital shares sold	5,183	—	—	—
Dividends	50,247	42,038	3,959,737	15,486,183
Securities lending income	—	73,361	102,122	419,847
Foreign tax reclaims	646	—	362,529	1,440,655
Foreign capital gains tax refund	100	—	—	—
Other (Note 6)	—	—	301,049	365,407
Total Assets	22,888,357	504,302,524	1,790,296,747	3,552,748,213
LIABILITIES:
Unrealized depreciation on foreign currency contracts	226	103	1,123	139
Payables:
Cash collateral received for securities loaned (Note 2)	—	5,962,819	25,228,214	76,828,334
Investment securities purchased	558	—	—	70,804
Capital shares redeemed	3,144,834	—	—	—
Advisory fees (Note 3)	9,624	142,608	503,260	1,852,595
Service fees (Note 2)	94	1,967	6,977	13,051
Foreign capital gains tax	—	—	7,956,339	3,181,961
Other (Note 6)	—	—	90,315	109,622
Total Liabilities	3,155,336	6,107,497	33,786,228	82,056,506
NET ASSETS	$19,733,021	$498,195,027	$1,756,510,519	$3,470,691,707
NET ASSETS:
Paid-in capital	$21,168,447	$1,097,737,211	$2,011,754,099	$4,367,338,371
Total distributable earnings (loss)	(1,435,426)	(599,542,184)	(255,243,580)	(896,646,664)
NET ASSETS	$19,733,021	$498,195,027	$1,756,510,519	$3,470,691,707
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	650,000	13,475,000	45,400,000	71,500,000
Net asset value per share	$30.36	$36.97	$38.69	$48.54
[1] Includes market value of securities out on loan of:	$—	$13,751,396	$43,502,607	$117,159,623
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information)

See Notes to Financial Statements.

WisdomTree Trust    83

Statements of Assets and Liabilities (continued) WisdomTree Trust March 31, 2026
	WisdomTree Emerging Markets Multifactor Fund	WisdomTree Emerging Markets Quality Dividend Growth Fund	WisdomTree Emerging Markets SmallCap Dividend Fund	WisdomTree GeoAlpha Opportunities Fund
ASSETS:
Investments in securities, at cost	$126,692,792	$79,750,047	$1,286,486,458	$788,470
Investments in affiliates, at cost (Note 3)	—	—	63,700,000	—
Foreign currency, at cost	120,702	152,927	2,458,422	1,225
Investments in securities, at value[1,2] (Note 2)	148,902,372	118,897,608	1,633,983,731	827,797
Investments in affiliates, at value (Note 3)	—	—	63,700,000	—
Cash	—	—	902	—
Restricted cash (Note 2)	1,370,000	—	—	—
Foreign currency, at value	120,098	152,007	2,444,229	1,225
Unrealized appreciation on foreign currency contracts	3,124,055	—	—	—
Receivables:
Investment securities sold	5,111,180	—	608,359	—
Capital shares sold	13,936	—	—	—
Dividends	497,202	473,781	8,439,730	2,102
Securities lending income	1,263	783	306,821	2
Foreign tax reclaims	21,321	29,972	768,795	83
Foreign capital gains tax refund	322,971	—	—	36
Other (Note 6)	—	—	274,921	—
Total Assets	159,484,398	119,554,151	1,710,527,488	831,245
LIABILITIES:
Unrealized depreciation on foreign currency contracts	634,288	—	—	—
Payables:
Cash collateral received for securities loaned (Note 2)	615,622	569,114	67,388,263	—
Investment securities purchased	5,791,978	—	29,574	—
Cash collateral received for foreign currency contracts	1,370,000	—	—	—
Advisory fees (Note 3)	64,548	34,089	829,250	418
Service fees (Note 2)	592	469	6,361	3
Foreign capital gains tax	—	647,964	1,467,049	—
Other (Note 6)	—	—	82,476	—
Total Liabilities	8,477,028	1,251,636	69,802,973	421
NET ASSETS	$151,007,370	$118,302,515	$1,640,724,515	$830,824
NET ASSETS:
Paid-in capital	$130,684,407	$93,816,436	$1,610,547,567	$750,000
Total distributable earnings (loss)	20,322,963	24,486,079	30,176,948	80,824
NET ASSETS	$151,007,370	$118,302,515	$1,640,724,515	$830,824
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	4,700,000	3,700,000	28,000,000	25,000
Net asset value per share	$32.13	$31.97	$58.60	$33.23
[1] Includes market value of securities out on loan of:	$279,319	$1,474,585	$80,341,461	$13,960
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information)

See Notes to Financial Statements.

84    WisdomTree Trust

Statements of Assets and Liabilities (continued) WisdomTree Trust March 31, 2026
	WisdomTree Global Defense Fund	WisdomTree Global ex-U.S. Quality Growth Fund	WisdomTree Global High Dividend Fund	WisdomTree India Earnings Fund (consolidated)
ASSETS:
Investments in securities, at cost	$9,985,189	$408,500,844	$107,718,089	$1,601,686,056
Investments in affiliates, at cost (Note 3)	—	4,629	—	—
Foreign currency, at cost	13,155	243,919	127,912	4,363,549
Investments in securities, at value[1,2] (Note 2)	9,777,169	421,470,942	135,719,604	2,126,529,073
Investments in affiliates, at value (Note 3)	—	5,806	—	—
Cash	—	—	—	79,228
Foreign currency, at value	13,132	240,437	127,426	4,363,549
Unrealized appreciation on foreign currency contracts	9	23	17	199,744
Receivables:
Investment securities sold	—	1,191	—	7,891,102
Capital shares sold	—	—	—	314,758
Dividends	2,480	533,105	443,655	538,755
Securities lending income	42	3,204	1,184	—
Foreign tax reclaims	—	1,946,364	192,575	302
Foreign capital gains tax refund	15	76,148	756	—
Other (Note 6)	—	268,095	8,399	—
Total Assets	9,792,847	424,545,315	136,493,616	2,139,916,511
LIABILITIES:
Unrealized depreciation on foreign currency contracts	—	—	4	61,368
Payables:
Cash collateral received for securities loaned (Note 2)	50,403	2,168,946	895,325	—
Investment securities purchased	16,970	—	—	—
Capital shares redeemed	—	1,191	—	7,894,218
Advisory fees (Note 3)	3,622	157,902	66,896	1,688,667
Service fees (Note 2)	35	1,654	507	8,952
Foreign capital gains tax	—	—	—	42,110,217
Other (Note 6)	—	80,428	2,520	—
Total Liabilities	71,030	2,410,121	965,252	51,763,422
NET ASSETS	$9,721,817	$422,135,194	$135,528,364	$2,088,153,089
NET ASSETS:
Paid-in capital	$10,078,925	$486,649,098	$121,724,971	$1,629,522,033
Total distributable earnings (loss)	(357,108)	(64,513,904)	13,803,393	458,631,056
NET ASSETS	$9,721,817	$422,135,194	$135,528,364	$2,088,153,089
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	300,000	10,700,000	2,050,000	52,800,000
Net asset value per share	$32.41	$39.45	$66.11	$39.55
[1] Includes market value of securities out on loan of:	$221,512	$4,489,866	$5,944,176	$—
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information)

See Notes to Financial Statements.

WisdomTree Trust    85

Statements of Assets and Liabilities (concluded) WisdomTree Trust March 31, 2026
	WisdomTree India Hedged Equity Fund	WisdomTree New Economy Real Estate Fund
ASSETS:
Investments in securities, at cost	$5,854,993	$15,962,948
Foreign currency, at cost	7,447	972
Investments in securities, at value[1,2] (Note 2)	5,400,422	14,452,329
Foreign currency, at value	7,382	972
Unrealized appreciation on foreign currency contracts	236,744	29
Receivables:
Dividends	571	46,085
Securities lending income	—	467
Foreign tax reclaims	—	39,371
Total Assets	5,645,119	14,539,253
LIABILITIES:
Unrealized depreciation on foreign currency contracts	61,718	0^
Payables:
Cash collateral received for securities loaned (Note 2)	—	479,582
Investment securities purchased	—	8,715
Net variation margin on futures contracts	96	—
Advisory fees (Note 3)	3,125	7,200
Service fees (Note 2)	22	55
Foreign capital gains tax	42,693	—
Total Liabilities	107,654	495,552
NET ASSETS	$5,537,465	$14,043,701
NET ASSETS:
Paid-in capital	$6,012,433	$59,663,675
Total distributable earnings (loss)	(474,968)	(45,619,974)
NET ASSETS	$5,537,465	$14,043,701
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	150,000	650,000
Net asset value per share	$36.92	$21.61
[1] Includes market value of securities out on loan of:	$—	$1,026,863
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information)
^ Amount represents less than $1.

See Notes to Financial Statements.

86    WisdomTree Trust

Statements of Operations WisdomTree Trust For the Year Ended March 31, 2026
	WisdomTree Asia Defense Fund[1]	WisdomTree China ex-State-Owned Enterprises Fund	WisdomTree Emerging Markets ex-State-Owned Enterprises Fund	WisdomTree Emerging Markets High Dividend Fund
INVESTMENT INCOME:
Dividends	$94,624	$7,994,774	$40,838,484	$184,316,429
Dividends from affiliates (Note 3)	—	—	—	93,079
Securities lending income, net (Note 2)[2]	—	564,717	1,011,222	4,126,965
Less: Foreign withholding taxes on dividends	(15,855)	(457,723)	(5,797,800)	(20,825,092)
Total investment income	78,769	8,101,768	36,051,906	167,711,381
EXPENSES:
Advisory fees (Note 3)	33,061	1,547,383	6,034,720	20,048,674
Service fees (Note 2)	323	21,276	82,977	140,023
Total expenses	33,384	1,568,659	6,117,697	20,188,697
Expense waivers (Note 3)	—	—	—	(7,869)
Expense waivers – contractual (Note 3)	—	(489)	(32,418)	(118,127)
Net expenses	33,384	1,568,170	6,085,279	20,062,701
Net investment income	45,385	6,533,598	29,966,627	147,648,680
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions[3]	(957,547)	7,725,675	121,696,307	151,711,069
Investment transactions in affiliates (Note 3)	—	—	—	134,908
In-kind redemptions	276,904	11,429,678	29,262,362	—
Foreign currency contracts	(31,399)	(35,499)	739,653	(1,556,336)
Foreign currency related transactions	31,450	37,071	(836,552)	764,971
Net realized gain (loss)	(680,592)	19,156,925	150,861,770	151,054,612
Net increase (decrease) in net unrealized appreciation/depreciation:
Investment transactions[4]	(523,093)	14,605,386	289,389,234	293,674,157
Investment transactions in affiliates (Note 3)	—	—	—	183,199
Foreign currency contracts	14,676	639	(790)	1,809
Translation of assets and liabilities denominated in foreign currencies	(15,448)	(393)	(54,565)	(172,798)
Net increase (decrease) in unrealized appreciation/depreciation	(523,865)	14,605,632	289,333,879	293,686,367
Net realized and unrealized gain (loss) on investments	(1,204,457)	33,762,557	440,195,649	444,740,979
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,159,072)	$40,296,155	$470,162,276	$592,389,659
[1] For the period September 12, 2025 (commencement of operations) through March 31, 2026.
[2] Includes securities lending income from affiliate of:	$—	$9,354	$631,037	$2,256,244
[3] Net of foreign capital gains (tax) and capital gains tax refund, if applicable, of:	$(21)	$—	$(1,531,745)	$(1,371,467)
[4] Includes net increase (decrease) in accrued foreign capital gain taxes of:	$—	$—	$(1,570,819)	$710,319

See Notes to Financial Statements.

WisdomTree Trust 87

Statements of Operations (continued) WisdomTree Trust For the Year Ended March 31, 2026
	WisdomTree Emerging Markets Multifactor Fund	WisdomTree Emerging Markets Quality Dividend Growth Fund	WisdomTree Emerging Markets SmallCap Dividend Fund	WisdomTree GeoAlpha Opportunities Fund[1]
INVESTMENT INCOME:
Dividends	$4,054,854	$4,076,522	$78,539,808	$12,053
Dividends from affiliates (Note 3)	—	—	478,644	—
Securities lending income, net (Note 2)[2]	9,950	40,578	3,340,140	6
Less: Foreign withholding taxes on dividends	(444,622)	(562,153)	(11,116,347)	(732)
Total investment income	3,620,182	3,554,947	71,242,245	11,327
EXPENSES:
Advisory fees (Note 3)	604,837	430,986	9,491,772	3,444
Service fees (Note 2)	5,543	5,925	72,007	26
Total expenses	610,380	436,911	9,563,779	3,470
Expense waivers (Note 3)	—	—	(11,926)	—
Expense waivers — contractual (Note 3)	—	—	(71,050)	—
Net expenses	610,380	436,911	9,480,803	3,470
Net investment income	3,009,802	3,118,036	61,761,442	7,857
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions[3]	2,053,900	11,194,005	131,593,243	38,701
Investment transactions in affiliates (Note 3)	—	—	147,328	—
In-kind redemptions	994,335	3,032,896	7,762,435	—
Futures contracts	(5,381)	—	—	—
Foreign currency contracts	(3,608,347)	(105,830)	(260,740)	(650)
Foreign currency related transactions	81,848	95,231	427,931	532
Net realized gain (loss)	(483,645)	14,216,302	139,670,197	38,583
Net increase (decrease) in net unrealized appreciation/depreciation:
Investment transactions[4]	19,712,325	23,429,349	162,245,826	39,327
Foreign currency contracts	2,775,794	—	—	—
Translation of assets and liabilities denominated in foreign currencies	2,691	(3,650)	(177,959)	15
Net increase in unrealized appreciation/depreciation	22,490,810	23,425,699	162,067,867	39,342
Net realized and unrealized gain on investments	22,007,165	37,642,001	301,738,064	77,925
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$25,016,967	$40,760,037	$363,499,506	$85,782
[1] For the period July 8, 2025 (commencement of operations) through March 31, 2026.
[2] Includes securities lending income from affiliate of:	$—	$—	$1,364,631	$—
[3] Net of foreign capital gains (tax) and capital gains tax refund, if applicable, of:	$(41,770)	$(744,992)	$(389,744)	$(2)
[4] Includes net increase (decrease) in accrued foreign capital gain taxes of:	$—	$(593,365)	$(341,417)	$—

See Notes to Financial Statements.

88    WisdomTree Trust

Statements of Operations (continued) WisdomTree Trust For the Year Ended March 31, 2026
	WisdomTree Global Defense Fund[1]	WisdomTree Global ex-U.S. Quality Growth Fund	WisdomTree Global High Dividend Fund	WisdomTree India Earnings Fund (consolidated)
INVESTMENT INCOME:
Dividends	$21,174	$11,036,600	$5,477,760	$52,383,850
Dividends from affiliates (Note 3)	—	1,165	18,538	—
Other income (Note 6)	—	115,601	4,573	—
Securities lending income, net (Note 2)[2]	135	54,967	11,440	—
Less: Foreign withholding taxes on dividends	(1,325)	(1,272,666)	(291,048)	(12,618,363)
Total investment income	19,984	9,935,667	5,221,263	39,765,487
EXPENSES:
Advisory fees (Note 3)	11,944	2,006,257	720,100	24,111,307
Service fees (Note 2)	116	21,018	5,463	127,819
Other fees (Note 6)	—	34,680	1,372	—
Interest expense (Note 7)	—	—	—	93,261
Total expenses	12,060	2,061,955	726,935	24,332,387
Expense waivers (Note 3)	—	(50)	(311)	—
Expense waivers — contractual (Note 3)	—	(375)	—	—
Net expenses	12,060	2,061,530	726,624	24,332,387
Net investment income	7,924	7,874,137	4,494,639	15,433,100
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions[3]	(154,130)	4,403,703	1,397,988	47,731,572
Investment transactions in affiliates (Note 3)	—	11,988	77,617	—
In-kind redemptions	155,630	43,697,358	6,362,515	—
Futures contracts	—	—	—	(603,069)
Foreign currency contracts	(3,678)	41,806	22,232	2,639,695
Foreign currency related transactions	1,468	4,354	(13,920)	(5,437,801)
Net realized gain (loss)	(710)	48,159,209	7,846,432	44,330,397
Net increase (decrease) in net unrealized appreciation/depreciation:
Investment transactions[4]	(208,020)	6,216,600	12,945,571	(293,844,611)
Investment transactions in affiliates (Note 3)	—	(5,659)	(30,789)	—
Foreign currency contracts	9	102	196	138,376
Translation of assets and liabilities denominated in foreign currencies	(91)	111,910	9,314	(149,109)
Net increase (decrease) in unrealized appreciation/depreciation	(208,102)	6,322,953	12,924,292	(293,855,344)
Net realized and unrealized gain (loss) on investments	(208,812)	54,482,162	20,770,724	(249,524,947)
Net increase from payment by affiliate (Note 3)	886	—	—	14,613
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(200,002)	$62,356,299	$25,265,363	$(234,077,234)
[1] For the period September 12, 2025 (commencement of operations) through March 31, 2026.
[2] Includes securities lending income from affiliate of:	$—	$7,926	$—	$—
[3] Net of foreign capital gains (tax) and capital gains tax refund, if applicable, of:	$(1)	$(96,804)	$(23,986)	$(18,821,163)
[4] Includes net increase (decrease) in accrued foreign capital gain taxes of:	$—	$—	$(17,150)	$(18,212,445)

See Notes to Financial Statements.

WisdomTree Trust    89

Statements of Operations (concluded) WisdomTree Trust For the Year Ended March 31, 2026
	WisdomTree India Hedged Equity Fund	WisdomTree New Economy Real Estate Fund
INVESTMENT INCOME:
Dividends	$99,644	$365,398
Securities lending income, net (Note 2)	—	7,392
Less: Foreign withholding taxes on dividends	(20,525)	(14,815)
Total investment income	79,119	357,975
EXPENSES:
Advisory fees (Note 3)	42,828	84,066
Service fees (Note 2)	299	638
Interest expense (Note 7)	317	—
Total expenses	43,444	84,704
Net investment income	35,675	273,271
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions[1]	(96,653)	521,972
In-kind redemptions	—	322,467
Futures contracts	(1,536)	—
Foreign currency contracts	105,477	(16,837)
Foreign currency related transactions	(13,460)	18,916
Net realized gain (loss)	(6,172)	846,518
Net increase (decrease) in net unrealized appreciation/depreciation:
Investment transactions[2]	(651,990)	2,321,449
Futures contracts	(96)	—
Foreign currency contracts	352,454	30
Translation of assets and liabilities denominated in foreign currencies	(273)	2,151
Net increase (decrease) in unrealized appreciation/depreciation	(299,905)	2,323,630
Net realized and unrealized gain (loss) on investments	(306,077)	3,170,148
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(270,402)	$3,443,419
[1] Net of foreign capital gains (tax) and capital gains tax refund, if applicable, of:	$(50,286)	$—
[2] Includes net increase (decrease) in accrued foreign capital gain taxes of:	$(126,711)	$—

See Notes to Financial Statements.

90    WisdomTree Trust

Statements of Changes in Net Assets WisdomTree Trust
	WisdomTree Asia Defense Fund	WisdomTree China ex-State-Owned Enterprises Fund
	For the Period September 12, 2025* through March 31, 2026	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$45,385	$6,533,598	$5,942,883
Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	(680,592)	19,156,925	(36,653,225)
Net increase (decrease) in net unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(523,865)	14,605,632	131,827,218
Net increase (decrease) in net assets resulting from operations	(1,159,072)	40,296,155	101,116,876
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(12,204)	(9,970,625)	(6,653,130)
Total distributions to shareholders	(12,204)	(9,970,625)	(6,653,130)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	28,218,509	123,545,389	14,593,446
Cost of shares redeemed	(7,314,332)	(81,083,070)	(44,297,190)
Net increase (decrease) in net assets resulting from capital share transactions	20,904,177	42,462,319	(29,703,744)
Net Increase in Net Assets	19,732,901	72,787,849	64,760,002
NET ASSETS:
Beginning of period	$120	$425,407,178	$360,647,176
End of period	$19,733,021	$498,195,027	$425,407,178
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	4	12,525,000	13,625,000
Shares created	875,004	3,000,000	450,000
Shares redeemed	(225,008)	(2,050,000)	(1,550,000)
Shares outstanding, end of period	650,000	13,475,000	12,525,000

*     Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

See Notes to Financial Statements.

WisdomTree Trust    91

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree Emerging Markets ex-State-Owned Enterprises Fund		WisdomTree Emerging Markets High Dividend Fund
	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$29,966,627	$29,475,236	$147,648,680	$159,423,563
Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	150,861,770	(2,033,622)	151,054,612	243,297,445
Net increase (decrease) in net unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	289,333,879	92,864,153	293,686,367	(242,660,971)
Net increase in net assets resulting from operations	470,162,276	120,305,767	592,389,659	160,060,037
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(32,282,063)	(27,356,455)	(143,941,782)	(155,305,578)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	30,245,870	99,800,352	229,125,088	35,245,236
Cost of shares redeemed	(360,360,864)	(533,866,173)	—	(50,929,669)
Net increase (decrease) in net assets resulting from capital share transactions	(330,114,994)	(434,065,821)	229,125,088	(15,684,433)
Net Increase (Decrease) in Net Assets	107,765,219	(341,116,509)	677,572,965	(10,929,974)
NET ASSETS:
Beginning of year	$1,648,745,300	$1,989,861,809	$2,793,118,742	$2,804,048,716
End of year	$1,756,510,519	$1,648,745,300	$3,470,691,707	$2,793,118,742
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of year	53,800,000	67,400,000	66,600,000	67,000,000
Shares created	900,000	3,200,000	4,900,000	800,000
Shares redeemed	(9,300,000)	(16,800,000)	—	(1,200,000)
Shares outstanding, end of year	45,400,000	53,800,000	71,500,000	66,600,000

See Notes to Financial Statements.

92    WisdomTree Trust

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree Emerging Markets Multifactor Fund		WisdomTree Emerging Markets Quality Dividend Growth Fund
	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$3,009,802	$1,001,118	$3,118,036	$3,001,881
Net realized gain (loss) on investments, futures contracts, foreign currency contracts and foreign currency related transactions	(483,645)	(1,856,848)	14,216,302	3,669,823
Net increase (decrease) in net unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	22,490,810	486,353	23,425,699	(10,224,029)
Net increase (decrease) in net assets resulting from operations	25,016,967	(369,377)	40,760,037	(3,552,325)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(3,124,612)	(682,440)	(2,296,472)	(2,564,657)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	50,670,821	59,139,827	2,972,272	2,765,633
Cost of shares redeemed	(3,143,681)	—	(52,221,082)	(2,608,859)
Net increase (decrease) in net assets resulting from capital share transactions	47,527,140	59,139,827	(49,248,810)	156,774
Net Increase (Decrease) in Net Assets	69,419,495	58,088,010	(10,785,245)	(5,960,208)
NET ASSETS:
Beginning of year	$81,587,875	$23,499,865	$129,087,760	$135,047,968
End of year	$151,007,370	$81,587,875	$118,302,515	$129,087,760
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of year	3,100,000	900,000	5,300,000	5,300,000
Shares created	1,700,000	2,200,000	100,000	100,000
Shares redeemed	(100,000)	—	(1,700,000)	(100,000)
Shares outstanding, end of year	4,700,000	3,100,000	3,700,000	5,300,000

See Notes to Financial Statements.

WisdomTree Trust    93

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree Emerging Markets SmallCap Dividend Fund		WisdomTree GeoAlpha Opportunities Fund
	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025	For the Period July 8, 2025* through March 31, 2026
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$61,761,442	$77,078,329	$7,857
Net realized gain on investments, foreign currency contracts and foreign currency related transactions	139,670,197	210,828,968	38,583
Net increase (decrease) in net unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	162,067,867	(308,892,728)	39,342
Net increase (decrease) in net assets resulting from operations	363,499,506	(20,985,431)	85,782
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(60,339,653)	(70,658,478)	(4,958)
Total distributions to shareholders	(60,339,653)	(70,658,478)	(4,958)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	12,121,016	—	750,000
Cost of shares redeemed	(220,900,798)	(1,117,157,131)	(120)
Net increase (decrease) in net assets resulting from capital share transactions	(208,779,782)	(1,117,157,131)	749,880
Net Increase (Decrease) in Net Assets	94,380,071	(1,208,801,040)	830,704
NET ASSETS:
Beginning of period	$1,546,344,444	$2,755,145,484	$120
End of period	$1,640,724,515	$1,546,344,444	$830,824
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	32,000,000	54,000,000	4
Shares created	200,000	—	25,000
Shares redeemed	(4,200,000)	(22,000,000)	(4)
Shares outstanding, end of period	28,000,000	32,000,000	25,000

*     Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

See Notes to Financial Statements.

94    WisdomTree Trust

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree Global Defense Fund	WisdomTree Global ex-U.S. Quality Growth Fund
	For the Period September 12, 2025* through March 31, 2026	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$7,924	$7,874,137	$11,712,390
Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	(710)	48,159,209	41,309,657
Net increase (decrease) in net unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(208,102)	6,322,953	(92,548,440)
Net increase from payment by affiliate	886	—	—
Net increase (decrease) in net assets resulting from operations	(200,002)	62,356,299	(39,526,393)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(1,913)	(9,136,906)	(12,197,894)
Total distributions to shareholders	(1,913)	(9,136,906)	(12,197,894)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	10,767,164	90,330,803	15,079,853
Cost of shares redeemed	(843,552)	(197,156,339)	(130,125,585)
Net increase (decrease) in net assets resulting from capital share transactions	9,923,612	(106,825,536)	(115,045,732)
Net Increase (Decrease) in Net Assets	9,721,697	(53,606,143)	(166,770,019)
NET ASSETS:
Beginning of period	$120	$475,741,337	$642,511,356
End of period	$9,721,817	$422,135,194	$475,741,337
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	4	13,400,000	16,500,000
Shares created	325,000	2,200,000	400,000
Shares redeemed	(25,004)	(4,900,000)	(3,500,000)
Shares outstanding, end of period	300,000	10,700,000	13,400,000

*     Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

See Notes to Financial Statements.

WisdomTree Trust    95

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree Global High Dividend Fund		WisdomTree India Earnings Fund (consolidated)
	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$4,494,639	$4,375,442	$15,433,100	$18,169,485
Net realized gain (loss) on investments, futures contracts, foreign currency contracts and foreign currency related transactions	7,846,432	7,203,580	44,330,397	(100,504,591)
Net increase (decrease) in net unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	12,924,292	2,907,937	(293,855,344)	96,003,963
Net increase from payment by affiliate	—	—	14,613	—
Net increase (decrease) in net assets resulting from operations	25,265,363	14,486,959	(234,077,234)	13,668,857
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(4,522,936)	(4,336,423)	—	(8,923,660)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	11,848,055	5,495,698	192,442,329	718,527,252
Cost of shares redeemed	(14,811,599)	(7,345,039)	(933,796,203)	(538,036,438)
Net increase (decrease) in net assets resulting from capital share transactions	(2,963,544)	(1,849,341)	(741,353,874)	180,490,814
Net Increase (Decrease) in Net Assets	17,778,883	8,301,195	(975,431,108)	185,236,011
NET ASSETS:
Beginning of year	$117,749,481	$109,448,286	$3,063,584,197	$2,878,348,186
End of year	$135,528,364	$117,749,481	$2,088,153,089	$3,063,584,197
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of year	2,100,000	2,150,000	69,800,000	66,400,000
Shares created	200,000	100,000	4,200,000	15,200,000
Shares redeemed	(250,000)	(150,000)	(21,200,000)	(11,800,000)
Shares outstanding, end of year	2,050,000	2,100,000	52,800,000	69,800,000

See Notes to Financial Statements.

96    WisdomTree Trust

Statements of Changes in Net Assets (concluded) WisdomTree Trust
	WisdomTree India Hedged Equity Fund		WisdomTree New Economy Real Estate Fund
	For the Year Ended March 31, 2026	For the Period May 9, 2024* through March 31, 2025	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$35,675	$147,045	$273,271	$374,957
Net realized gain (loss) on investments, futures contracts, foreign currency contracts and foreign currency related transactions	(6,172)	340,560	846,518	433,199
Net increase (decrease) in net unrealized appreciation/depreciation on investments, futures contracts, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(299,905)	(22,494)	2,323,630	(787,414)
Net increase (decrease) in net assets resulting from operations	(270,402)	465,111	3,443,419	20,742
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(333,669)	(41,486)	(347,557)	(408,122)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	—	50,553,757	—	—
Cost of shares redeemed	(1,074,057)	(43,761,909)	(3,811,442)	(4,745,466)
Net increase (decrease) in net assets resulting from capital share transactions	(1,074,057)	6,791,848	(3,811,442)	(4,745,466)
Net Increase (Decrease) in Net Assets	(1,678,128)	7,215,473	(715,580)	(5,132,846)
NET ASSETS:
Beginning of period	$7,215,593	$120	$14,759,281	$19,892,127
End of period	$5,537,465	$7,215,593	$14,043,701	$14,759,281
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	175,000	3	850,000	1,100,000
Shares created	—	1,225,000	—	—
Shares redeemed	(25,000)	(1,050,003)	(200,000)	(250,000)
Shares outstanding, end of period	150,000	175,000	650,000	850,000

*     Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

See Notes to Financial Statements.

WisdomTree Trust    97

Financial Highlights WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Asia Defense Fund	For the Period September 12, 2025* through March 31, 2026
Net asset value, beginning of period	$30.32
Investment Operations:
Net investment income[1]	0.11
Net realized and unrealized loss[7]	(0.03)
Total from investment operations	0.08
Dividends to shareholders:
Net investment income	(0.04)
Net asset value, end of period	$30.36
TOTAL RETURN[2]	0.27%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$19,733
Ratio to average net assets of:
Expenses[3]	0.45%[4]
Net investment income	0.62%[4]
Portfolio turnover rate[5]	85%
WisdomTree China ex-State-Owned Enterprises Fund	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022
Net asset value, beginning of year	$33.96	$26.47	$34.93	$40.89	$64.41
Investment Operations:
Net investment income[1]	0.52	0.46	0.44	0.36	0.60
Net realized and unrealized gain (loss)	3.29	7.54	(8.42)	(5.94)	(23.54)
Total from investment operations	3.81	8.00	(7.98)	(5.58)	(22.94)
Dividends to shareholders:
Net investment income	(0.80)	(0.51)	(0.48)	(0.38)	(0.58)
Net asset value, end of year	$36.97	$33.96	$26.47	$34.93	$40.89
TOTAL RETURN[2]	11.15%	30.63%	(22.97)%	(13.72)%	(35.81)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$498,195	$425,407	$360,647	$737,988	$835,280
Ratio to average net assets of:
Expenses[3]	0.32%[6]	0.32%	0.32%	0.32%	0.32%
Net investment income	1.35%	1.54%	1.48%	0.99%	1.10%
Portfolio turnover rate[5]	37%	28%	33%	39%	36%

*     Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

1        Based on average shares outstanding.

2        Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

3        Does not include expenses of the underlying investment companies in which the Fund invests.

4        Annualized.

5        Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

6        The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

7        The amount of net realized and unrealized loss per share does not correspond with the amounts reported within the Statements of Changes in Net Assets due to the timing of capital share transactions of Fund shares and fluctuating market values during the fiscal period.

See Notes to Financial Statements.

98    WisdomTree Trust

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022
Net asset value, beginning of year	$30.65	$29.52	$27.79	$33.10	$40.31
Investment Operations:
Net investment income[1]	0.58	0.48	0.47	0.56	0.62
Net realized and unrealized gain (loss)	8.10	1.09	1.78	(5.27)	(7.28)
Net increase from payment by sub-adviser	—	—	—	—	0.00 [2]
Total from investment operations	8.68	1.57	2.25	(4.71)	(6.66)
Dividends to shareholders:
Net investment income	(0.64)	(0.44)	(0.52)	(0.60)	(0.55)
Net asset value, end of year	$38.69	$30.65	$29.52	$27.79	$33.10
TOTAL RETURN[3]	28.39%	5.29%	8.22%	(14.20)%	(16.70)%[4]
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$1,756,511	$1,648,745	$1,989,862	$2,170,527	$3,319,866
Ratio to average net assets of:
Expenses[5]	0.32%[6]	0.33%[7]	0.33%[7]	0.32%	0.32%
Net investment income	1.59%	1.56%	1.67%	1.97%	1.62%
Portfolio turnover rate[8]	17%	18%	31%	28%	18%
WisdomTree Emerging Markets High Dividend Fund	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022
Net asset value, beginning of year	$41.94	$41.85	$37.78	$43.98	$44.27
Investment Operations:
Net investment income[1]	2.15	2.37	2.40	2.81	2.75
Net realized and unrealized gain (loss)	6.54	0.03	4.03	(6.21)	(0.30)
Total from investment operations	8.69	2.40	6.43	(3.40)	2.45
Dividends to shareholders:
Net investment income	(2.09)	(2.31)	(2.36)	(2.80)	(2.74)
Net asset value, end of year	$48.54	$41.94	$41.85	$37.78	$43.98
TOTAL RETURN[3]	21.10%	5.67%	17.69%	(6.97)%	5.65%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$3,470,692	$2,793,119	$2,804,049	$2,145,840	$2,119,845
Ratio to average net assets of:
Expenses[5,6]	0.63%	0.64%[9]	0.64%[9]	0.63%[10]	0.64%[9]
Net investment income	4.64%	5.57%	6.15%	7.53%	6.16%
Portfolio turnover rate[8]	47%	52%	42%	43%	53%

1        Based on average shares outstanding.

2        Amount represents less than $0.005.

3        Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

4        Includes a voluntary reimbursement from the sub-advisor for investment losses on certain foreign exchange transactions during the period. Excluding this voluntary reimbursement, total return would have been unchanged.

5        Does not include expenses of the underlying investment companies in which the Fund invests.

6        The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

7        Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.32%.

8        Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

9        Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.63%.

10      Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been unchanged.

See Notes to Financial Statements.

WisdomTree Trust    99

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Emerging Markets Multifactor Fund	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022
Net asset value, beginning of year	$26.32	$26.11	$21.55	$23.66	$25.81
Investment Operations:
Net investment income[1]	0.73	0.70	0.60	0.90	1.01
Net realized and unrealized gain (loss)	5.82	(0.08)	4.37	(2.30)	(2.44)
Total from investment operations	6.55	0.62	4.97	(1.40)	(1.43)
Dividends to shareholders:
Net investment income	(0.74)	(0.41)	(0.41)	(0.71)	(0.72)
Net asset value, end of year	$32.13	$26.32	$26.11	$21.55	$23.66
TOTAL RETURN[2]	25.10%	2.32%	23.29%	(5.74)%	(5.72)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$151,007	$81,588	$23,500	$2,155	$2,366
Ratio to average net assets of:
Expenses[3]	0.48%	0.48%	0.48%	0.48%	0.48%[4]
Net investment income	2.39%	2.60%	2.47%	4.21%	3.91%
Portfolio turnover rate[5]	100%	124%	112%	123%	115%
WisdomTree Emerging Markets Quality Dividend Growth Fund	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022
Net asset value, beginning of year	$24.36	$25.48	$22.48	$26.27	$29.51
Investment Operations:
Net investment income[1]	0.68	0.57	0.55	0.80	0.83
Net realized and unrealized gain (loss)	7.42	(1.21)	3.00	(3.69)	(3.28)
Total from investment operations	8.10	(0.64)	3.55	(2.89)	(2.45)
Dividends to shareholders:
Net investment income	(0.49)	(0.48)	(0.55)	(0.90)	(0.79)
Net asset value, end of year	$31.97	$24.36	$25.48	$22.48	$26.27
TOTAL RETURN[2]	33.44%	(2.64)%	16.02%	(10.75)%	(8.48)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$118,303	$129,088	$135,048	$87,681	$86,705
Ratio to average net assets of:
Expenses[3]	0.32%	0.32%	0.32%	0.32%	0.32%
Net investment income	2.32%	2.18%	2.38%	3.61%	2.89%
Portfolio turnover rate[5]	22%	50%	55%	40%	42%

1        Based on average shares outstanding.

2        Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

3        Does not include expenses of the underlying investment companies in which the Fund invests.

4        The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

5        Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

100    WisdomTree Trust

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Emerging Markets SmallCap Dividend Fund	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022
Net asset value, beginning of year	$48.32	$51.02	$45.72	$53.44	$50.79
Investment Operations:
Net investment income[1]	2.13	1.84	2.15	2.25	1.99
Net realized and unrealized gain (loss)	10.25	(2.87)	5.36	(7.65)	2.80
Total from investment operations	12.38	(1.03)	7.51	(5.40)	4.79
Dividends to shareholders:
Net investment income	(2.10)	(1.67)	(2.21)	(2.32)	(2.14)
Net asset value, end of year	$58.60	$48.32	$51.02	$45.72	$53.44
TOTAL RETURN[2]	25.82%	(2.21)%	16.92%	(9.76)%	9.48%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$1,640,725	$1,546,344	$2,755,145	$2,688,439	$2,575,592
Ratio to average net assets of:
Expenses[3,4]	0.58%	0.59%[5]	0.59%[5]	0.58%	0.61%[6,7]
Net investment income	3.77%	3.59%	4.53%	4.96%	3.75%
Portfolio turnover rate[8]	37%	34%	51%	53%	45%
WisdomTree GeoAlpha Opportunities Fund	For the Period July 8, 2025* through March 31, 2026
Net asset value, beginning of period	$29.78
Investment Operations:
Net investment income[1]	0.31
Net realized and unrealized gain	3.34
Total from investment operations	3.65
Dividends to shareholders:
Net investment income	(0.20)
Net asset value, end of period	$33.23
TOTAL RETURN[2]	12.25%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$831
Ratio to average net assets of:
Expenses[3]	0.58%[9]
Net investment income	1.32%[9]
Portfolio turnover rate[8]	84%

*     Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

1        Based on average shares outstanding.

2        Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

3        Does not include expenses of the underlying investment companies in which the Fund invests.

4        The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

5        Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.58%.

6        Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.60%.

7        Prior to September 1, 2021, the Fund’s annual advisory fee rate was 0.63% and, thereafter, was reduced to 0.58% per annum.

8        Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

9        Annualized.

See Notes to Financial Statements.

WisdomTree Trust    101

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Global Defense Fund	For the Period September 12, 2025* through March 31, 2026
Net asset value, beginning of period	$30.46
Investment Operations:
Net investment income[1]	0.05
Net realized and unrealized gain	1.91
Net increase from payment by sub-adviser	0.01
Total from investment operations	1.97
Dividends to shareholders:
Net investment income	(0.02)
Net asset value, end of period	$32.41
TOTAL RETURN[2,3]	6.46%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$9,722
Ratio to average net assets of:
Expenses[4]	0.45%[5]
Net investment income	0.30%[5]
Portfolio turnover rate[6]	28%
WisdomTree Global ex-U.S. Quality Growth Fund	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022[7]
Net asset value, beginning of year	$35.50	$38.94	$35.37	$39.95	$38.60
Investment Operations:
Net investment income[1]	0.66	0.74	0.66	1.38	1.01
Net realized and unrealized gain (loss)	4.04	(3.40)	3.59	(4.62)	1.15
Total from investment operations	4.70	(2.66)	4.25	(3.24)	2.16
Dividends to shareholders:
Net investment income	(0.75)	(0.78)	(0.68)	(1.34)	(0.81)
Net asset value, end of year	$39.45	$35.50	$38.94	$35.37	$39.95
TOTAL RETURN[2]	13.23%	(6.96)%	12.18%	(7.53)%	5.57%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's omitted)	$422,135	$475,741	$642,511	$526,997	$567,239
Ratio to average net assets of:
Expenses[4,8]	0.43%[9]	0.44%[9]	0.43%[9]	0.43%[9]	0.54%[10,11]
Net investment income	1.65%	1.94%	1.85%	4.16%	2.44%
Portfolio turnover rate[6]	76%	62%	66%	67%	59%

*     Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

1        Based on average shares outstanding.

2        Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

3        Includes a voluntary reimbursement from the sub-advisor for an operational error. Excluding this voluntary reimbursement, total return would have been lower by 0.04% (Note 3).

4        Does not include expenses of the underlying investment companies in which the Fund invests.

5        Annualized.

6        Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

7        Per share amounts were adjusted to reflect a 2:1 share split effective June 9, 2021.

8        The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

9        Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.42%.

10      Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been unchanged.

11      Prior to January 1, 2022, the Fund’s annual advisory fee rate was 0.58% and, thereafter, was reduced to 0.42% per annum.

See Notes to Financial Statements.

102    WisdomTree Trust

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Global High Dividend Fund	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022
Net asset value, beginning of year	$56.07	$50.91	$46.86	$51.03	$46.89
Investment Operations:
Net investment income[1]	2.18	2.13	2.10	1.91	1.95
Net realized and unrealized gain (loss)	10.07	5.16	4.12	(4.21)	4.02
Total from investment operations	12.25	7.29	6.22	(2.30)	5.97
Dividends to shareholders:
Net investment income	(2.21)	(2.13)	(2.17)	(1.87)	(1.83)
Net asset value, end of year	$66.11	$56.07	$50.91	$46.86	$51.03
TOTAL RETURN[2]	22.34%	14.64%	13.73%	(4.28)%	12.96%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$135,528	$117,749	$109,448	$135,908	$68,889
Ratio to average net assets of:
Expenses, net of expense waivers[3,4]	0.59%[5]	0.59%[5]	0.58%	0.58%[6]	0.58%[6]
Net investment income	3.62%	4.02%	4.44%	4.09%	3.98%
Portfolio turnover rate[7]	31%	49%	41%	45%	39%
WisdomTree India Earnings Fund (consolidated)	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022
Net asset value, beginning of year	$43.89	$43.35	$31.45	$36.34	$31.26
Investment Operations:
Net investment income[1]	0.24	0.24	0.25	0.41	0.38
Net realized and unrealized gain (loss)	(4.58)	0.42	11.71	(3.45)	5.20
Net increase from payment by sub-adviser	0.00 [8]	—	—	—	0.00 [8]
Total from investment operations	(4.34)	0.66	11.96	(3.04)	5.58
Dividends to shareholders:
Net investment income	—	(0.12)	—	(1.85)	(0.50)
Tax return of capital	—	—	(0.06)	—	—
Total dividends and distributions to shareholders	—	(0.12)	(0.06)	(1.85)	(0.50)
Net asset value, end of year	$39.55	$43.89	$43.35	$31.45	$36.34
TOTAL RETURN[2,4]	(9.89)%[11]	1.51%	38.08%	(8.05)%	17.85%[9]
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$2,088,153	$3,063,584	$2,878,348	$786,234	$893,841
Ratio to average net assets of:
Expenses[3,10]	0.84%	0.84%	0.87%	0.85%	0.84%
Net investment income	0.53%	0.52%	0.66%	1.25%	1.07%
Portfolio turnover rate[7]	13%	30%	29%	51%	30%

1        Based on average shares outstanding.

2        Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

3        Does not include expenses of the underlying investment companies in which the Fund invests.

4        The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

5        Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.58%.

6        Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been unchanged.

7        Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

8        Amount represents less than $0.005.

9        Includes a voluntary reimbursement from the sub-advisor for investment losses on certain foreign exchange transactions during the period. Excluding this voluntary reimbursement, total return would have been 0.04% lower.

10      Includes interest expense. Without interest expense, the expense ratio would have been 0.83%.

11      Includes a voluntary reimbursement from the sub-advisor for an operational error. Excluding this voluntary reimbursement, total return would have been unchanged (Note 3).

See Notes to Financial Statements.

WisdomTree Trust    103

Financial Highlights (concluded) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree India Hedged Equity Fund	For the Year Ended March 31, 2026	For the Period May 9, 2024* through March 31, 2025
Net asset value, beginning of period	$41.23	$40.09
Investment Operations:
Net investment income[1]	0.22	0.20
Net realized and unrealized gain (loss)	(2.31)	1.07
Total from investment operations	(2.09)	1.27
Dividends and distributions to shareholders:
Capital gains	(2.22)	(0.13)
Total dividends and distributions to shareholders	(2.22)	(0.13)
Net asset value, end of period	$36.92	$41.23
TOTAL RETURN[2]	(5.71)%	3.15%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$5,537	$7,216
Ratio to average net assets of:
Expenses[3,4]	0.64%	0.64%[5]
Net investment income	0.52%	0.51%[5]
Portfolio turnover rate[6]	19%	138%
WisdomTree New Economy Real Estate Fund	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022
Net asset value, beginning of year	$17.36	$18.08	$17.11	$23.34	$26.55
Investment Operations:
Net investment income[1]	0.39	0.38	0.40	0.35	1.14
Net realized and unrealized gain (loss)	4.38	(0.69)[7]	1.00	(6.37)	(2.74)
Total from investment operations	4.77	(0.31)	1.40	(6.02)	(1.60)
Dividends to shareholders:
Net investment income	(0.52)	(0.41)	(0.43)	(0.21)	(1.61)
Net asset value, end of year	$21.61	$17.36	$18.08	$17.11	$23.34
TOTAL RETURN[2]	27.59%	(1.80)%	8.42%	(25.82)%	(6.45)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$14,044	$14,759	$19,892	$25,661	$54,850
Ratio to average net assets of:
Expenses[3]	0.58%	0.58%	0.58%	0.59%[8]	0.59%[8]
Net investment income	1.89%	2.07%	2.34%	1.90%	4.48%
Portfolio turnover rate[6]	67%	15%	20%	165%[9]	7%

*     Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

1        Based on average shares outstanding.

2        Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

3        Does not include expenses of the underlying investment companies in which the Fund invests.

4        Includes interest expense. Without interest expense, the expense ratio would have been 0.63%.

5        Annualized.

6        Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

7        The amount of net realized and unrealized loss per share does not correspond with the amounts reported within the Statements of Changes in Net Assets due to the timing of capital share transactions of Fund shares and fluctuating market values during the fiscal year.

8        Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.58%.

9        The information reflects the investment objective and strategy of the WisdomTree Global ex-U.S. Real Estate Fund through April 20, 2022 and the investment objective and strategy of the WisdomTree New Economy Real Estate Fund thereafter. The increase in the portfolio turnover rate was primarily a result of the aforementioned investment objective and strategy change.

See Notes to Financial Statements.

104 WisdomTree Trust

Notes to Financial Statements

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005 and is authorized to have multiple series of portfolios (each a “Fund”, collectively, the “Funds”). These notes relate only to the Funds listed below. In accordance with Accounting Standards Codification Topic 946, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies.

Fund	Commencement of Operations
WisdomTree Asia Defense Fund (“Asia Defense Fund”)	September 12, 2025
WisdomTree China ex-State-Owned Enterprises Fund (“China ex-State-Owned Enterprises Fund”)	September 19, 2012
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (“Emerging Markets ex-State-Owned Enterprises Fund”)	December 10, 2014
WisdomTree Emerging Markets High Dividend Fund (“Emerging Markets High Dividend Fund”)	July 13, 2007
WisdomTree Emerging Markets Multifactor Fund (“Emerging Markets Multifactor Fund” and also referred to herein as “Currency Hedged Equity Fund”)	August 10, 2018
WisdomTree Emerging Markets Quality Dividend Growth Fund (“Emerging Markets Quality Dividend Growth Fund”)	August 1, 2013
WisdomTree Emerging Markets SmallCap Dividend Fund (“Emerging Markets SmallCap Dividend Fund”)	October 30, 2007
WisdomTree GeoAlpha Opportunities Fund (“GeoAlpha Opportunities Fund”)	July 8, 2025
WisdomTree Global Defense Fund (“Global Defense Fund”)	September 12, 2025
WisdomTree Global ex-U.S. Quality Growth Fund (“Global ex-U.S. Quality Growth Fund”) (formerly, WisdomTree Global ex-U.S. Quality Dividend Growth Fund)	June 16, 2006
WisdomTree Global High Dividend Fund (“Global High Dividend Fund”)	June 16, 2006
WisdomTree India Earnings Fund (“India Earnings Fund”) (consolidated)	February 22, 2008
WisdomTree India Hedged Equity Fund (“India Hedged Equity Fund” and also referred to herein as “Currency Hedged Equity Fund”)	May 9, 2024
WisdomTree New Economy Real Estate Fund (“New Economy Real Estate Fund”)	June 5, 2007

The India Earnings Fund seeks to gain exposure to Indian equity securities, in whole or in part, through investments in the WisdomTree India Investment Portfolio, Inc. (the “Portfolio”), a wholly owned subsidiary organized in the Republic of Mauritius “Mauritius”). The Portfolio was incorporated under the provisions of the Mauritius Companies Act, 2001 and holds a Global Business License Category 1 issued by the Financial Services Commission.

Each Fund, except for the Emerging Markets Multifactor Fund and Emerging Markets Quality Dividend Growth Fund, seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree, Inc. (“WisdomTree”) or an Index developed by a third party. The Emerging Markets Multifactor Fund is actively managed using a model-based approach seeking capital appreciation. The Emerging Markets Quality Dividend Growth Fund is actively managed using a model-based approach seeking income and capital appreciation. WisdomTree is the parent company of WisdomTree Asset Management, Inc. (“WTAM”), the investment adviser to each Fund (including the Portfolio) and the Trust. “WisdomTree” is a registered trademark of WisdomTree and has been licensed for use by the Trust. Each Fund described herein is considered to be non-diversified as defined under the 1940 Act.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe such exposure to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

WisdomTree Trust    105

Notes to Financial Statements (continued)

Basis of Consolidation — The financial statements for the India Earnings Fund include the accounts of the Portfolio (a wholly-owned and controlled Mauritius subsidiary). The India Earnings Fund’s accompanying financial statements reflect the financial position and the results of operations on a consolidated basis with its Portfolio. All intercompany accounts and transactions have been eliminated in the consolidation.

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g., broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board” or “Board of Trustees”). Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”) or exchange-traded notes (“ETNs” or “ETN”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF or ETN has not traded on its principal exchange. Foreign currency contracts that settle within two business days after the trade date (“Spot Contracts”) and foreign currency contracts having a settlement period greater than two business days after the trade date (“Forward Contracts”) are valued on the measurement date using an interpolated foreign exchange rate between the closest preceding and subsequent settlement period, using spot and forward rates provided by an independent pricing service provider. Futures contracts generally are valued at the settlement price, the price at which a futures contract settles once a given trading day has ended, on the primary exchange on which they trade.

Pursuant to Board-approved valuation procedures established by the Trust and WTAM, the Board has appointed WTAM as the Funds’ valuation designee (the “Valuation Designee”) to perform all fair valuations of the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, WTAM has established procedures for its fair valuation of a Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation. The Valuation Designee is comprised of senior representatives of WTAM and reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from the exchange or system on which it is principally traded, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Valuation Designee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events”. An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurement, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Valuation Designee will perform other procedures (consistent with GAAP) to value an investment when a market quote is not available. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

106    WisdomTree Trust

Notes to Financial Statements (continued)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended (either due to events affecting the issuer of the security specifically or events affecting the primary trading exchange more broadly) or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets in which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details (e.g., credit rating, debt ranking, coupon rate, maturity date, etc.), interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Valuation Designee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Valuation Designee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Valuation Designee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The summary of fair valuations according to the inputs used in valuing each Fund’s assets as of the measurement date is included in a “Fair Valuation Summary” supplementary table in each applicable Fund’s Schedule of Investments.

During the fiscal year or period ended March 31, 2026, there were no significant transfers into or out of Level 3 of the fair value hierarchy.

Derivatives and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts as well as gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically foreign currency contracts and equity futures contracts during the fiscal year ended March 31, 2026 and open positions in such derivatives as of March 31, 2026 are detailed in each Fund’s Schedule of Investments. All of the derivative instruments disclosed and described herein are subject to risk. The Funds’ derivative agreements may also contain credit-risk related contingent features which may include, but are not limited to, a threshold in the Funds’ derivative agreements on unrealized depreciation (i.e., the Funds’ obligation to the counterparty) above a specified dollar amount. If an event occurred at March 31, 2026 that triggered a contingent feature, the counterparty to the agreement may require a Fund to post collateral (or additional collateral) or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment due to a counterparty. The maximum exposure to derivatives agreements with credit-risk related contingent features would be the total value of derivatives in net liability positions for each Fund, as disclosed in Note 2 — Master Netting Arrangements under the column entitled “Liabilities: Net Amount”. Information with respect to the amounts and types of collateral received and/or posted for derivative instruments as of March 31, 2026, if any, is reflected as a footnote within each Fund’s Schedule of Investments. At March 31, 2026, no event occurred that triggered a credit-risk-related contingent feature.

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Notes to Financial Statements (continued)

As of March 31, 2026, the effects of such derivative instruments on each Fund’s financial position as reflected in the Statements of Assets and Liabilities are presented in the summary below:

Fund	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Value	Balance Sheet Location	Value
Asia Defense Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	$ 14,902	Unrealized depreciation on foreign currency contracts	$ 226
China ex-State-Owned Enterprises Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	165	Unrealized depreciation on foreign currency contracts	103
Emerging Markets ex-State-Owned Enterprises Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	—	Unrealized depreciation on foreign currency contracts	1,123
Emerging Markets High Dividend Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	1,948	Unrealized depreciation on foreign currency contracts	139
Emerging Markets Multifactor Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	3,124,055	Unrealized depreciation on foreign currency contracts	634,288
Global Defense Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	9	Unrealized depreciation on foreign currency contracts	—
Global ex-U.S. Quality Growth Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	23	Unrealized depreciation on foreign currency contracts	—
Global High Dividend Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	17	Unrealized depreciation on foreign currency contracts	4
India Earnings Fund (consolidated)
Foreign currency risk	Unrealized appreciation on foreign currency contracts	199,744	Unrealized depreciation on foreign currency contracts	61,368
India Hedged Equity Fund
Equity risk	Unrealized appreciation on futures contracts*	—	Unrealized depreciation on futures contracts*	96
Foreign currency risk	Unrealized appreciation on foreign currency contracts	236,744	Unrealized depreciation on foreign currency contracts	61,718
New Economy Real Estate Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	29	Unrealized depreciation on foreign currency contracts	—

* Includes cumulative appreciation (depreciation) of futures contracts as reported in each Fund’s Schedule of Investments. Generally, only current day’s variation margin is reported within the Statements of Assets and Liabilities. Please see Note 2 (Futures Contracts) on page 113 for additional information regarding balance sheet location of balances associated with futures contracts.

108    WisdomTree Trust

Notes to Financial Statements (continued)

For the fiscal year or period ended March 31, 2026, the effects of derivative instruments on each applicable Fund’s financial performance as reflected in the Statements of Operations are presented in the summary below:

Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
Asia Defense Fund
Foreign currency risk	$ (31,399)	$ 14,676
China ex-State-Owned Enterprises Fund
Foreign currency risk	(35,499)	639
Emerging Markets ex-State-Owned Enterprises Fund
Foreign currency risk	739,653	(790)
Emerging Markets High Dividend Fund
Foreign currency risk	(1,556,336)	1,809
Emerging Markets Multifactor Fund
Equity risk	(5,381)	—
Foreign currency risk	(3,608,347)	2,775,794
Emerging Markets Quality Dividend Growth Fund
Foreign currency risk	(105,830)	—
Emerging Markets SmallCap Dividend Fund
Foreign currency risk	(260,740)	—
GeoAlpha Opportunities Fund
Foreign currency risk	(650)	—
Global Defense Fund
Foreign currency risk	(3,678)	9
Global ex-U.S. Quality Growth Fund
Foreign currency risk	41,806	102
Global High Dividend Fund
Foreign currency risk	22,232	196
India Earnings Fund (consolidated)
Equity risk	(603,069)	—
Foreign currency risk	2,639,695	138,376
India Hedged Equity Fund
Equity risk	(1,536)	(96)
Foreign currency risk	105,477	352,454
New Economy Real Estate Fund
Foreign currency risk	(16,837)	30
[1] Realized gains (losses) on derivatives are located on the Statements of Operations as follows:
Foreign currency risk	Net realized gain (loss) from foreign currency contracts
Equity risk	Net realized gain (loss) from futures contracts
[2] Change in unrealized appreciation (depreciation) is located on the Statements of Operations as follows:
Foreign currency risk	Net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts
Equity risk	Net increase (decrease) in unrealized appreciation/depreciation from futures contracts

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Notes to Financial Statements (continued)

During the fiscal year or period ended March 31, 2026, the volume of derivative activity (based on the average of month-end notional balances, except where footnoted) for each Fund was as follows:

Fund	Average Notional
	Foreign currency contracts (to deliver USD)	Foreign currency contracts (to receive USD)	Futures contracts (long)
Asia Defense Fund
Foreign currency risk	$ 1,313,168	$ 253,265	$ —
China ex-State-Owned Enterprises Fund
Foreign currency risk	339,710	72,796	—
Emerging Markets ex-State-Owned Enterprises Fund
Foreign currency risk	154,807	413,667	—
Emerging Markets High Dividend Fund
Foreign currency risk	2,708,031	427,152	—
Emerging Markets Multifactor Fund
Equity risk[1]	—	—	52,158
Foreign currency risk	22,399,636	81,803,779	—
Emerging Markets Quality Dividend Growth Fund
Foreign currency risk	55	556,984	—
Emerging Markets SmallCap Dividend Fund
Foreign currency risk	3,281	1,012,033	—
GeoAlpha Opportunities Fund
Foreign currency risk[1]	49,279	21,101	—
Global Defense Fund
Foreign currency risk[1]	180,345	6,533	—
Global ex-U.S. Quality Growth Fund
Foreign currency risk	80	207,153	—
Global High Dividend Fund
Foreign currency risk	103	24,734	—
India Earnings Fund (consolidated)
Equity risk[1]	—	—	3,622,426
Foreign currency risk	11,193,541	13,219,417	—
India Hedged Equity Fund
Equity risk	—	—	21,103
Foreign currency risk	2,665,382	9,396,732	—
New Economy Real Estate Fund
Foreign currency risk	1,265	599	—
[1]The volume of derivative activity for the period is based on intra-month balances.

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income (less foreign taxes withheld, if any) is recognized on the ex-dividend date or as soon as practicable (with respect to foreign dividends) after the existence of a dividend declaration has been determined. Non-cash dividend income is recognized on the ex-dividend date, or, with respect to foreign dividends, as soon as practicable after the existence of a dividend declaration has been determined, at the fair value of securities to be received. Upon notification from real estate investment trust (“REIT”) issuers or as estimated by management, all or a portion of the dividend income received from a REIT may be redesignated as a reduction of cost of the related investment and/or as a realized gain. On each measurement date, the Funds evaluate the collectability of receivable balances. Generally, the Funds will write-off dividend receivable balances that are canceled by the issuer as of the date that the dividend receivable cancellation notification was publicly made available or when it becomes probable that dividends will not be collected and the amount of uncollectable dividends can be reasonably estimated. Income earned from securities lending activities (i.e., securities lending income), net of fees payable to the securities borrower and/or securities lending agent, is accrued daily.

110    WisdomTree Trust

Notes to Financial Statements (continued)

During the fiscal year ended March 31, 2026, dividend payments denominated in Russian rubles from certain sanctioned Russian issuers were made into restricted foreign cash accounts held by the Funds’ custodian on behalf of the Emerging Markets ex-State-Owned Enterprises Fund, Emerging Markets High Dividend Fund, Emerging Markets Multifactor Fund, Emerging Markets Quality Dividend Growth Fund, Global ex-U.S. Quality Growth Fund, and Global High Dividend Fund. Under sanctions imposed by the United States (“U.S.”) and the European Union (“E.U.”) against Russia and certain Russian issuers pertaining to Russia’s invasion of Ukraine, payments (such as dividend payments or interest payments) made by sanctioned issuers to entities domiciled in the U.S., such as the Funds, or E.U. are restricted from withdrawal or use and there is no assurance these sanctioned payments will be ultimately collected by the Funds. As a result of U.S. sanctions in place against Russia and certain Russian issuers and significant uncertainty as to whether these sanctions will be removed or lifted, the Funds have not recognized these Russian dividend payments.

Foreign Taxes — The Funds may be subject to foreign taxes (a portion of which may be reclaimable or refundable) on foreign income or capital gains on investment transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and tax rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are accrued and applied to foreign income as the foreign income is earned and are reflected on the Statements of Operations as follows: foreign taxes withheld on dividends are presented as a reduction to investment income in “Less: Foreign withholding taxes on dividends”, foreign taxes on capital gains from investment transactions, if any, are included in “Net realized gain (loss) from investment transactions”, and deferred foreign taxes on net unrealized appreciation on investments, if any, are included in “Net increase (decrease) in unrealized appreciation/depreciation on investment transactions”. Foreign taxes payable or deferred as of March 31, 2026, if any, are disclosed in the Statements of Assets and Liabilities in “Payables: Foreign capital gains tax”.

In certain foreign jurisdictions, when the Funds incur subsequent capital losses on investment transactions that occurred during the tax year in the applicable foreign jurisdiction, the Funds may be entitled to a refund on any foreign taxes paid on previous capital gain investment transactions that occurred during the tax year of the applicable foreign jurisdiction. Foreign capital gain tax refunds on investment transactions are included in “Net realized gain (loss) from investment transactions” on the Statements of Operations and foreign capital gain tax refunds that remain unpaid as of March 31, 2026, if any, are disclosed in the Statements of Assets and Liabilities in “Receivables: Foreign capital gains tax refund”.

The Funds file foreign tax reclaims in certain foreign jurisdictions to recover a portion of amounts previously withheld on dividend income if the tax reclaim is “more likely than not” to be sustained assuming examination by tax authorities. This determination is based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Foreign tax reclaims recorded relating to current fiscal year investment income are included in the Statements of Operations as a reduction to the balance shown for “Foreign withholding taxes on dividends” and foreign tax reclaims recorded, but not yet received as of March 31, 2026, if any, are shown on the Statements of Assets and Liabilities in “Receivables: Foreign tax reclaims”.

The Portfolio holds a tax residency certificate issued by the Mauritian Revenue authorities as well as other tax residency related documentation prescribed by the Indian Revenue authorities and should be regarded as the beneficial owner of the investments made in Indian securities, which should entitle it to claim the benefits of the double taxation avoidance agreement entered between the Government of India and Mauritius (“tax treaty”).

The taxable profits derived from the Portfolio are subject to income tax at the rate of 15% in the Republic of Mauritius (“Mauritius”) and eligible for a presumed foreign tax credit of 80% of the Mauritian tax on the respective foreign income which effectively limits the maximum income tax payable to an effective rate of 3%. The Mauritius income tax is paid by WTAM (out of its fee paid by the India Earnings Fund), accordingly, no provision for Mauritius income taxes is required. Under the tax treaty, as amended, Mauritius entities (such as the Portfolio) are subject to tax on capital gains arising on the disposal of shares of an Indian company. However, investments in shares acquired up to March 31, 2017 are grandfathered, thus exempted from capital gains tax in India irrespective of the date of disposal (subject to the entity being eligible for the tax treaty benefits). The Indian tax rates applicable on disposal of securities would depend on the nature of securities, the holding period and the manner of disposal. Further, Indian tax laws have introduced certain General Anti-Avoidance Rules (“GAAR”) applicable to financial years beginning on or after April 1, 2017 (i.e., investments made into India on or after April 1, 2017). GAAR is applied if the “main purpose” of the arrangement is to obtain a tax benefit. With effect from April 1, 2017, the investments made by the Portfolio would be subject to GAAR if any tax benefit is claimed by the Portfolio. In the absence of any clear guidance on the applicability of the GAAR provisions to the Portfolio, and its limited benefit only with respect to dividend income, the Portfolio has elected not to claim any benefit of the tax treaty with effect from April 1, 2017 (other than on grandfathered investments). Reference to investments by the India Earnings Fund herein should be understood to refer to investments by the Portfolio.

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Notes to Financial Statements (continued)

Recent judicial and regulatory developments in India have introduced additional uncertainty regarding the availability of tax treaty benefits for Mauritius-based investment entities. In January 2026, the Supreme Court of India held that treaty benefits may be denied where an arrangement lacks sufficient commercial substance or is considered to constitute an impermissible avoidance arrangement, notwithstanding the existence of a valid Mauritius tax residency certificate or the grandfathering of investments acquired prior to April 1, 2017. Subsequently, in March 2026, India’s Central Board of Direct Taxes clarified that GAAR should not apply to investments acquired prior to April 1, 2017. However, Indian tax authorities may continue to examine the availability of treaty benefits based on factors including beneficial ownership, commercial substance, management and control, and anti-avoidance principles. Accordingly, there can be no assurance that the Portfolio’s interpretation of, or eligibility for, treaty benefits will ultimately be sustained if challenged by the Indian tax authorities.

Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM. Realized and unrealized foreign exchange gains and losses on investments are included as a component of “net realized gain (loss) from investment transactions” and “net increase (decrease) in unrealized appreciation/depreciation from investment transactions”, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses from foreign currency contracts are included in “net realized gain (loss) from foreign currency contracts” and “net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts”, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses arising from sales of foreign currencies, currency gains or losses recognized between the trade and settlement dates on investment transactions, and the difference between the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid are included in “net realized gain (loss) from foreign currency related transactions” and/or “net increase (decrease) in unrealized appreciation/depreciation from translation of assets and liabilities denominated in foreign currencies” in the Statements of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in, or are a reduction of, ordinary income in accordance with U.S. Federal income tax regulations.

Expenses — Under the investment advisory agreement for each Fund, except for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of trustees who are not interested persons of the Funds (“Independent Trustees”); (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer (“CCO”); (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Under the investment advisory agreement for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s CCO; (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to WTAM.

Acquired fund fees and expenses (“AFFEs”) (which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies) are not operating expenses of the Funds and are not paid by WTAM. Interest expense associated with a short-term loan from a U.S. bank that is incurred in connection with the execution of portfolio rebalancing trades is not paid by WTAM.

Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WTAM receives a fee, as shown on the Statements of Operations under “Service fees”, of up to 0.0044% per annum of each Fund’s average daily net assets for providing such services and paying such expenses. WTAM provides CCO services to the Trust.

112    WisdomTree Trust

Notes to Financial Statements (continued)

Foreign Currency Contracts — The Funds may enter into foreign currency contracts to facilitate local securities settlements or to protect against currency exposure. The Funds, other than the Currency Hedged Equity Funds, do not expect to engage in currency transactions for the purpose of hedging against currency exposures of the Fund’s assets that are denominated in one or more foreign currencies. The Funds may not enter into such contracts for speculative purposes. During the fiscal year ended March 31, 2026, the Funds, except for the Currency Hedged Equity Funds, utilized foreign currency contracts primarily to facilitate foreign security settlements. The Currency Hedged Equity Funds utilized foreign currency contracts primarily to offset applicable international currency exposure from certain positions in emerging market equities. A foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A foreign currency contract generally does not require an initial margin deposit and no commissions are charged at any stage for trades.

Risks may arise upon entering into foreign currency contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open foreign currency contracts are recorded for book purposes as unrealized gains or losses on foreign currency contracts by the Funds and are included in “net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts” on the Statements of Operations. Realized gains and losses on foreign currency contracts include net gains or losses recognized by the Funds on contracts which have settled and are included in “net realized gain (loss) from foreign currency contracts” on the Statements of Operations.

Futures Contracts — The Emerging Markets Multifactor Fund, India Earnings Fund and India Hedged Equity Fund utilized equity futures contracts on a temporary basis during the fiscal year to obtain market exposure consistent with their investment objective during the Funds’ periodic portfolio rebalance. When a Fund purchases a listed futures contract, it agrees to purchase a specified reference asset (e.g., commodity, currency, equity or U.S. Treasury security, collectively herein, “Reference Asset”) at a specified future date. When a Fund sells a listed futures contract, it agrees to sell a specified Reference Asset at a future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. A Fund may also cash settle upon the expiration date of a futures contract in which no physical delivery (or receipt) of the specified Reference Asset comprising the futures contract is made. Instead, settlement in cash would occur upon the expiration of the contract, with the cash settlement being the difference between the contract price and the actual price of the specified Reference Asset at the expiration date. The exchange clearing corporation is the ultimate counterparty for all exchange-listed contracts, so credit risk is limited to the creditworthiness of the exchange clearing corporation.

Upon entering into a futures contract, a Fund is required to deliver to a broker an amount of cash and/or U.S. government securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Cash deposited as initial margin, if any, is shown as “Deposits at broker for futures contracts” in the Statements of Assets and Liabilities, and U.S. government securities deposited, if any, are designated in the Schedule of Investments. Subsequent payments, known as “variation margin”, generally are made or received by the Fund each day or at other agreed-upon time periods depending on the fluctuations in the value of the underlying futures contracts, except that in the case of certain futures contracts, variation margin payments may be made or received when the futures contract expires. Variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss on futures until the financial futures contract is closed, at which time the unrealized net gain or loss is reclassified to realized gain or loss on futures. The current one-day variation margin on open futures contracts, and the current accumulated variation margin on certain futures contracts that are received or paid when the futures contract expires, is shown on the Statements of Assets and Liabilities as either a receivable or a payable for “Net variation margin on futures contracts”. The Funds have adopted a derivatives risk management program pursuant to Rule 18f-4 under the 1940 Act to assess and manage the Funds’ derivatives risk. Rule 18f-4 limits the amount of derivatives a fund can enter into and replaces the asset segregation framework previously used by the Funds to comply with Section 18 of the 1940 Act.

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or securities issued or guaranteed by the U.S. government or its agencies, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The values of the investments of cash collateral for securities on loan along with the obligations to return such collateral are included on the Statements of Assets and Liabilities. The total value of securities received as collateral for securities on loan is included in a footnote following each Schedule of Investments, but is not included within the Statements of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. As compensation for

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Notes to Financial Statements (continued)

lending its securities, each Fund retains all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower (net of any fee rebates paid to the borrower). The lending agent receives a portion of the income earned by the Funds in connection with the lending program. The net securities lending income earned by the Funds is disclosed on the Statements of Operations. The gross securities lending income earned by the Funds from the investment of securities lending cash collateral in a money market fund affiliated with WisdomTree Trust is included in “Securities lending income, net” and disclosed in a footnote below the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults. In the event of a borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower if the value of the collateral received is insufficient to cover the market value of the securities loaned.

Master Netting Arrangements — Codification Topic 210 (“ASC 210”), Balance Sheet, requires disclosures generally intended to (i) help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position, (ii) improve transparency in the reporting of how companies mitigate credit risk, and (iii) facilitate comparisons between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of international financial reporting standards. ASC 210 requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASC 210 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund enters into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter (“OTC”) derivatives, such as foreign currency contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral requirements generally differ by type of derivative. Collateral terms are contract-specific for OTC derivatives (e.g., foreign currency contracts, options and certain swaps). To the extent amounts due to a Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from a counterparty’s non-performance.

The Funds’ securities lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Funds and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the value of the collateral a Fund received is insufficient to cover the market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower. However, in the event of a borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower if the value of the collateral received is insufficient to cover the market value of the securities loaned.

Each Fund’s futures contracts and options contracts are all exchange traded and are not subject to master netting arrangements. Therefore, all futures contracts and options contracts are excluded from the netting table.

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Notes to Financial Statements (continued)

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement or Lending Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of March 31, 2026, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement and the Lending Agreement are detailed in the following table:

Fund	Assets				Liabilities
	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount
		Financial Instruments	Collateral Received			Financial Instruments	Collateral Posted
Asia Defense Fund
Foreign Currency Contracts	$14,902	$—	$—	$14,902	$226	$—	$—	$226
China ex-State-Owned Enterprises Fund
Securities Lending	13,751,396	—	(13,751,396)[1]	—	—	—	—	—
Foreign Currency Contracts	165	(103)	—	62	103	(103)	—	—
Emerging Markets ex-State-Owned Enterprises Fund
Securities Lending	43,502,607	—	(43,502,607)[1]	—	—	—	—	—
Foreign Currency Contracts	—	—	—	—	1,123	—	—	1,123
Emerging Markets High Dividend Fund
Securities Lending	117,159,623	—	(117,159,623)[1]	—	—	—	—	—
Foreign Currency Contracts	1,948	—	—	1,948	139	—	—	139
Emerging Markets Multifactor Fund
Securities Lending	279,319	—	(279,319)[1]	—	—	—	—	—
Foreign Currency Contracts	3,124,055	(634,288)	(1,370,000)	1,119,767	634,288	(634,288)	—	—
Emerging Markets Quality Dividend Growth Fund
Securities Lending	1,474,585	—	(1,474,585)[1]	—	—	—	—	—
Emerging Markets SmallCap Dividend Fund
Securities Lending	80,341,461	—	(80,341,461)[1]	—	—	—	—	—
GeoAlpha Opportunities Fund
Securities Lending	13,960	—	(13,960)[1]	—	—	—	—	—
Global Defense Fund
Securities Lending	221,512	—	(221,512)[1]	—	—	—	—	—
Foreign Currency Contracts	9	—	—	9	—	—	—	—
Global ex-U.S. Quality Growth Fund
Securities Lending	4,489,866	—	(4,489,866)[1]	—	—	—	—	—
Foreign Currency Contracts	23	—	—	23	—	—	—	—
Global High Dividend Fund
Securities Lending	5,944,176	—	(5,944,176)[1]	—	—	—	—	—
Foreign Currency Contracts	17	—	—	17	4	—	—	4
India Earnings Fund (consolidated)
Foreign Currency Contracts	199,744	(61,368)	—	138,376	61,368	(61,368)	—	—
India Hedged Equity Fund
Foreign Currency Contracts	236,744	(10,052)	—	226,692	61,718	(10,052)	—	51,666
New Economy Real Estate Fund
Securities Lending	1,026,863	—	(1,025,034)	1,829	—	—	—	—
Foreign Currency Contracts	29	—	—	29	0^	—	—	0^
^ Amount represents less than $1. [1] The amount of collateral presented has been limited such that the net amount by counterparty cannot be less than zero.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.
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Notes to Financial Statements (continued)

Restricted Securities — Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.

Restricted cash — Cash received by a Fund as collateral for its derivatives contracts is held in a segregated account at the Fund’s custodian bank and is included on the Statements of Assets and Liabilities as “Restricted cash”.

Emerging Markets Investments — Investments in securities listed and traded in emerging markets are subject to additional risks that may not be present for U.S. investments or investments in more developed non-U.S. markets. Such risks may include: (i) greater market volatility; (ii) lower trading volume; (iii) greater social, political and economic uncertainty; (iv) governmental controls on foreign investments and limitations on repatriation of invested capital; (v) the risk that companies may be held to lower disclosure, corporate governance, auditing and financial reporting standards than companies in more developed markets; and (vi) the risk that there may be less protection of property rights than in other countries. Emerging markets are generally less liquid and less efficient than developed securities markets.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). A portion of the Code, known as subchapter M (“Subchapter M”), addresses the ways by which investment companies and investment trusts may pass income through to shareholders in order to avoid double taxation. Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code so that it will not be subject to federal income tax on income and gains that are timely distributed to Fund shareholders. Accordingly, no provision for U.S. federal income taxes is required. In order to qualify for the special tax treatment accorded to RICs and their shareholders, each Fund must, among other things, distribute with respect to each taxable year an amount equal to or greater than the sum of 90% of its investment company taxable income and 90% of its net tax-exempt interest income. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Each Fund may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with the requirements of the Code and the U.S. Treasury regulations (i.e., tax basis) which may differ to amounts determined under GAAP (i.e., book basis). These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital. The India Earnings Fund has filed an election to treat the Portfolio as a “pass-through” entity for tax purposes.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM has arranged for Mellon Investments Corporation (“Mellon”) to provide sub-advisory services to the Funds. Additionally, the Portfolio is also advised by WTAM and is sub-advised by Mellon. Mellon is compensated by WTAM at no additional cost to the Funds or the Portfolio. WTAM also arranges for transfer agency, custody, fund accounting, fund administration, securities lending and all other non-distribution related services necessary for the Funds to operate, which are generally under separate agreements entered into between the Trust on behalf of the Funds and the applicable service provider. Under the investment advisory agreement for each Fund, WTAM agrees to pay all expenses of the Funds, except for certain expenses described in Note 2.

Pursuant to a separate contractual arrangement, as also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee, accrued daily and paid monthly in arrears, of up to 0.0044% per annum of each Fund’s average daily net assets.

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Notes to Financial Statements (continued)

WTAM expects to receive annual advisory fees from each Fund, based on a percentage of the Fund’s average daily net assets and, with respect to the India Earnings Fund, based on the average daily net assets of the India Earnings Fund and the Portfolio on a consolidated basis, as shown in the following table:

Fund	Advisory Fee Rate
Asia Defense Fund[1]	0.45%
China ex-State-Owned Enterprises Fund	0.32%
Emerging Markets ex-State-Owned Enterprises Fund	0.32%
Emerging Markets High Dividend Fund	0.63%
Emerging Markets Multifactor Fund	0.48%
Emerging Markets Quality Dividend Growth Fund	0.32%
Emerging Markets SmallCap Dividend Fund	0.58%
GeoAlpha Opportunities Fund[2]	0.58%
Global Defense Fund[1]	0.45%
Global ex-U.S. Quality Growth Fund	0.42%
Global High Dividend Fund	0.58%
India Earnings Fund (consolidated)	0.83%
India Hedged Equity Fund	0.63%
New Economy Real Estate Fund	0.58%
[1] Since the commencement of operations on September 12, 2025. [2] Since the commencement of operations on July 8, 2025.

During the fiscal year or period ended March 31, 2026, the Global Defense Fund and India Earnings Fund (consolidated) received a voluntary reimbursement of $886 and $14,613, respectively, from Mellon for investment losses due to an operational error. The voluntary reimbursements are shown in the Statements of Operations in “Net increase from payment by affiliate”.

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Transactions in shares of affiliated ETFs for the fiscal year ended March 31, 2026, as applicable, are included in an “Investment in Affiliates” supplementary table in each applicable Fund’s Schedule of Investments. For these transactions, WTAM voluntarily waives a portion of its advisory fees, that it would otherwise charge, for each Fund’s investment in affiliated funds. The waivers may be reduced to offset the incremental costs related to these investments (e.g., fund accounting, safekeeping, transaction fees, etc.) that are paid by WTAM out of its advisory fee. The dollar amount of advisory fees waived during the period for the Funds, if any, are included in the Statements of Operations in “Expense waivers”.

As of March 11, 2025 (the “Effective Date”), WTAM has contractually agreed to waive a portion of its advisory fee associated with investments of cash collateral from securities lending in the WisdomTree Treasury Money Market Digital Fund (the “Digital Money Fund”), a series of WisdomTree Digital Trust, which is managed by WisdomTree Digital Management, Inc., a registered investment adviser and affiliate of WTAM. WTAM has agreed to reduce its advisory fee to be paid by a Fund for that portion of the Fund’s assets invested in the Digital Money Fund by the amount necessary to reduce the net expense ratio of the Digital Money Fund, currently 0.25% of net assets per annum, to an effective rate of 0.09% of net assets per annum. The initial term of this agreement is one year from the Effective Date. Thereafter, the agreement will automatically be renewed for one-year terms unless earlier terminated by the Board of the Trust or WTAM. The dollar amount of contractual fee waivers are included in “Expense waivers — contractual” on the Statements of Operations. Additionally, securities lending income from affiliate is shown on the Schedule of Investments in the Investment in Affiliates table.

During the fiscal year ended March 31, 2026, certain Funds engaged in purchase and sale transactions with funds that have a common investment adviser, WTAM. These interfund purchase and sale transactions were effected in accordance with Rule 17a-7 under the 1940 Act. For the fiscal year ended March 31, 2026, the cost of purchases, proceeds from sales and the net realized gain or loss recognized upon the disposal of securities resulting from interfund transactions are shown in the following table:

Fund	Purchases	Sales	Net Realized Gain/(Loss)
Global ex-U.S. Quality Growth Fund	$39,593,115	$9,160,276	$(1,347,132)

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Notes to Financial Statements (continued)

WTAM and/or WisdomTree (collectively herein, “WT”) may from time to time own shares of a Fund. As of and for the fiscal year ended March 31, 2026, WT held shares of and received distributions from the following Funds, which were purchased through an unaffiliated broker in ordinary brokerage transactions in the secondary market in which the Funds’ shares trade:

Fund	At March 31, 2026		For the Fiscal Year Ended March 31, 2026
	Fund Shares held by WT	Market Value of Fund Shares Held by WT	Dividends and Distributions paid to WT on Fund Shares held by WT
China ex-State-Owned Enterprises Fund	84	$3,177	$25
Emerging Markets ex-State-Owned Enterprises Fund	773	30,997	517
Emerging Markets High Dividend Fund	302	15,006	638
Emerging Markets Quality Dividend Growth Fund	280	9,274	146
Emerging Markets SmallCap Dividend Fund	167	10,037	354
Global Defense Fund	8,000	262,166	383
Global ex-U.S. Quality Growth Fund	1	40	1
India Earnings Fund (consolidated)	246	10,037	—

4. CAPITAL SHARE TRANSACTIONS

As of March 31, 2026, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in creation units or multiples thereof to an authorized participant (“AP”). Except when aggregated in creation units (“Creation Unit Aggregations”), shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of creation units of a Fund generally consists of the in-kind contribution of a basket of securities (“Deposit Securities”) and/or an amount of cash (“Cash Component”). Creation Unit Aggregations may be created in advance of receipt by a Fund of all or a portion of the applicable Deposit Securities from APs. In these circumstances, the initial deposit received from the AP will have a value greater than the NAV of the applicable Fund’s shares on the date the order is placed in proper form since, in addition to available Deposit Securities, U.S. cash must be deposited by the AP in an amount equal to the sum of (i) the Cash Component, plus (ii) generally between 102% and 110%, as directed by the Trust or WTAM, which the Trust or WTAM may change from time to time, of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”) with the Fund pending delivery of any missing Deposit Securities. The Fund will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received from the AP or purchased by the Fund. Amounts due to be returned to an AP as of March 31, 2026, if any, is shown in the Statements of Assets and Liabilities in “Payables: Deposit due to authorized participant”. In certain cases where an AP does not have a basket security readily available or may not transact is such basket security, an AP may request to settle an in-kind creation order with cash in lieu of the basket security. Amounts due from an AP as of March 31, 2026 with respect to such activity, if any, is shown in the Statements of Assets and Liabilities in “Receivables: Deposit due from authorized participant”.

The India Earnings Fund and India Hedged Equity Fund each issues and redeems shares on a cash basis only as the securities markets in which each Fund invests does not permit in-kind transfers of securities.

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Notes to Financial Statements (continued)

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding purchases and sales resulting from in-kind capital share transactions and short-term investments) and the cost of purchases and the proceeds from sales resulting from in-kind capital share transactions (excluding short-term investments) for the fiscal year or period ended March 31, 2026 are shown in the following table. Realized gains and losses on sales resulting from in-kind capital share redemptions, as shown on the Statements of Operations, are not recognized by the Funds for tax purposes.

Fund	Non-U.S. Government Securities		In-kind Capital Share Transactions
	Purchases	Sales	Purchases	Sales
Asia Defense Fund[1]	29,316,142	$11,849,446	$4,950,471	$1,729,683
China ex-State-Owned Enterprises Fund	253,012,174	174,719,877	5,418,170	44,859,313
Emerging Markets ex-State-Owned Enterprises Fund	323,963,479	576,310,636	4,888,380	86,892,424
Emerging Markets High Dividend Fund	1,672,435,354	1,481,092,477	35,707,492	—
Emerging Markets Multifactor Fund	163,284,754	125,402,857	9,265,906	2,918,415
Emerging Markets Quality Dividend Growth Fund	29,586,496	68,243,388	573,736	11,305,606
Emerging Markets SmallCap Dividend Fund	607,080,616	752,075,440	3,306,557	67,524,840
GeoAlpha Opportunities Fund[2]	1,363,979	614,247	—	—
Global Defense Fund[1]	3,242,230	1,459,736	8,799,156	662,941
Global ex-U.S. Quality Growth Fund	364,450,797	361,008,132	57,133,780	168,420,062
Global High Dividend Fund	39,390,762	38,478,913	10,983,194	14,620,392
India Earnings Fund (consolidated)	365,135,235	1,106,487,497	—	—
India Hedged Equity Fund	1,299,577	2,478,648	—	—
New Economy Real Estate Fund	9,618,102	9,625,107	—	3,805,264
[1]For the period September 12, 2025 (commencement of operations) through March 31, 2026. [2]For the period July 8, 2025 (commencement of operations) through March 31, 2026.

6. FEDERAL INCOME TAXES AND OTHER MATTERS

At March 31, 2026, the cost of investments (including securities on loan and derivatives) for Federal income tax purposes was as follows:

Fund	Investments in Long Securities				Investments in Financial Derivatives[1]			Total Net Unrealized Appreciation/ (Depreciation)
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Asia Defense Fund	$20,813,868	$1,422,275	$(2,735,634)	$(1,313,359)	$14,902	$(226)	$14,676	$(1,298,683)
China ex-State-Owned Enterprises Fund	501,220,587	71,592,194	(69,012,792)	2,579,402	165	(103)	62	2,579,464
Emerging Markets ex-State-Owned Enterprises Fund	1,272,290,162	709,593,735	(198,041,015)	511,552,720	—	(1,123)	(1,123)	511,551,597
Emerging Markets High Dividend Fund	3,188,786,073	666,781,506	(323,803,413)	342,978,093	1,948	(139)	1,809	342,979,902
Emerging Markets Multifactor Fund	127,377,353	26,695,823	(5,170,804)	21,525,019	874,797	(367,912)	506,885	22,031,904
Emerging Markets Quality Dividend Growth Fund	80,181,778	45,152,686	(6,436,856)	38,715,830	—	—	—	38,715,830
Emerging Markets SmallCap Dividend Fund	1,358,193,111	437,831,593	(98,340,973)	339,490,620	—	—	—	339,490,620
GeoAlpha Opportunities Fund	790,330	80,712	(43,245)	37,467	—	—	—	37,467
Global Defense Fund	10,042,614	507,542	(772,987)	(265,445)	9	—	9	(265,436)
Global ex-U.S. Quality Growth Fund	410,372,990	79,910,636	(68,806,878)	11,103,758	23	—	23	11,103,781
Global High Dividend Fund	107,875,852	31,544,977	(3,701,225)	27,843,752	17	(4)	13	27,843,765
India Earnings Fund (consolidated)	1,625,380,816	647,181,532	(146,033,275)	501,148,257	—	—	—	501,148,257
India Hedged Equity Fund	6,056,577	191,441	(847,596)	(656,155)	—	—	—	(656,155)
New Economy Real Estate Fund	15,989,686	1,909,514	(3,446,871)	(1,537,357)	29	—	29	(1,537,328)

[1] Certain financial derivatives may be considered section 1256 contracts under the Code. Each section 1256 contract held at the close of a taxable year shall be treated as sold for its fair market value on the last business day of such taxable year (and any realized gain and loss shall be taken into account for the taxable year). As such, the unrealized appreciation/(depreciation) for financial derivatives on a tax basis may not correspond to the unrealized appreciation/(depreciation) on a GAAP basis. The unrealized appreciation/(depreciation) for financial derivatives on a GAAP basis is located in the respective financial derivatives tables in each Fund’s Schedule of Investments.

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Notes to Financial Statements (continued)

At March 31, 2026, the components of total distributable earnings (loss) on a tax-basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Capital and Other Losses	Net Unrealized Appreciation/ (Depreciation)	Currency and Other Unrealized Appreciation/ (Depreciation)	Other Temporary Differences[1]	Total Distributable Earnings (Loss)
Asia Defense Fund	$33,249	$(154,544)	$(1,313,359)	$(772)	$—	$(1,435,426)
China ex-State-Owned Enterprises Fund	—	(602,121,445)	2,579,402	(141)	—	(599,542,184)
Emerging Markets ex-State-Owned Enterprises Fund	3,819,227	(762,777,354)	511,552,720	(8,021,315)	183,142	(255,243,580)
Emerging Markets High Dividend Fund	3,860,613	(1,240,308,262)	342,978,093	(3,384,431)	207,323	(896,646,664)
Emerging Markets Multifactor Fund	—	(1,710,509)	21,525,019	508,452	1	20,322,963
Emerging Markets Quality Dividend Growth Fund	100,741	(13,680,826)	38,715,830	(649,666)	—	24,486,079
Emerging Markets SmallCap Dividend Fund	2,806,746	(310,646,004)	339,490,620	(1,636,122)	161,708	30,176,948
GeoAlpha Opportunities Fund	43,289	53	37,467	15	—	80,824
Global Defense Fund	3,790	(95,371)	(265,445)	(82)	—	(357,108)
Global ex-U.S. Quality Growth Fund	—	(75,888,681)	11,103,758	100,421	170,598	(64,513,904)
Global High Dividend Fund	395,244	(14,449,580)	27,843,752	8,389	5,588	13,803,393
India Earnings Fund (consolidated)	—	(406,305)	501,148,257	(42,110,896)	—	458,631,056
India Hedged Equity Fund	58,805	165,236	(656,155)	(42,854)	—	(474,968)
New Economy Real Estate Fund	8,694	(44,093,132)	(1,537,357)	1,821	—	(45,619,974)
[1]The treatment of certain income/expense items have been recognized for GAAP but disallowed for tax purposes.

The tax character of distributions paid during the fiscal years or periods ended March 31, 2026 and March 31, 2025, was as follows:

Fund	Year Ended March 31, 2026		Year Ended March 31, 2025
	Distributions Paid from Ordinary Income*	Distributions Paid from Long-Term Capital Gains	Distributions Paid from Ordinary Income*	Distributions Paid from Long-Term Capital Gains
Asia Defense Fund[1]	$12,204	$—	$—	$—
China ex-State-Owned Enterprises Fund	9,970,625	—	6,653,130	—
Emerging Markets ex-State-Owned Enterprises Fund	32,282,063	—	27,356,455	—
Emerging Markets High Dividend Fund	143,941,782	—	155,305,578	—
Emerging Markets Multifactor Fund	3,124,612	—	682,440	—
Emerging Markets Quality Dividend Growth Fund	2,296,472	—	2,564,657	—
Emerging Markets SmallCap Dividend Fund	60,339,653	—	70,658,478	—
GeoAlpha Opportunities Fund[2]	4,958	—	—	—
Global Defense Fund[1]	1,913	—	—	—
Global ex-U.S. Quality Growth Fund	9,136,906	—	12,197,894	—
Global High Dividend Fund	4,522,936	—	4,336,423	—
India Earnings Fund (consolidated)	—	—	8,923,660	—
India Hedged Equity Fund	255,833	77,836	—	41,486	[3]
New Economy Real Estate Fund	347,557	—	408,122	—

*     Includes short-term capital gains, if any.

[1]For the period September 12, 2025 (commencement of operations) through March 31, 2026.

[2]For the period July 8, 2025 (commencement of operations) through March 31, 2026.

[3]For the period May 9, 2024 (commencement of operations) through March 31, 2025.

120    WisdomTree Trust

Notes to Financial Statements (continued)

At March 31, 2026, for Federal tax purposes, the Funds have capital loss carryforwards available to offset future capital gains as indicated in the following table. The loss carryforward amounts do not have an expiration date and, therefore, can be carried forward indefinitely until utilized. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders.

Fund	Short-Term	Long-Term	Capital Loss Available Total
Asia Defense Fund	$154,544	$—	$154,544
China ex-State-Owned Enterprises Fund	166,738,515	433,489,991	600,228,506
Emerging Markets ex-State-Owned Enterprises Fund	260,189,476	502,587,878	762,777,354
Emerging Markets High Dividend Fund	506,450,299	733,857,963	1,240,308,262
Emerging Markets Multifactor Fund	1,567,334	—	1,567,334
Emerging Markets Quality Dividend Growth Fund	12,795,163	885,663	13,680,826
Emerging Markets SmallCap Dividend Fund	310,646,004	—	310,646,004
GeoAlpha Opportunities Fund	—	—	—
Global Defense Fund	95,371	—	95,371
Global ex-U.S. Quality Growth Fund	75,389,913	—	75,389,913
Global High Dividend Fund	2,382,024	12,067,556	14,449,580
India Earnings Fund (consolidated)	—	—	—
India Hedged Equity Fund	—	—	—
New Economy Real Estate Fund	7,274,492	36,818,640	44,093,132

During the fiscal year or period ended March 31, 2026, the following Funds incurred and will elect to defer late year ordinary losses as follows:

Fund	Late Year Ordinary Losses
Asia Defense Fund[1]	$—
China ex-State-Owned Enterprises Fund	1,892,939
Emerging Markets ex-State-Owned Enterprises Fund	—
Emerging Markets High Dividend Fund	—
Emerging Markets Multifactor Fund	143,175
Emerging Markets Quality Dividend Growth Fund	—
Emerging Markets SmallCap Dividend Fund	—
GeoAlpha Opportunities Fund[2]	—
Global Defense Fund[1]	—
Global ex-U.S. Quality Growth Fund	498,768
Global High Dividend Fund	—
India Earnings Fund (consolidated)	5,734,697
India Hedged Equity Fund	—
New Economy Real Estate Fund	—
[1] For the period September 12, 2025 (commencement of operations) through March 31, 2026. [2]For the period July 8, 2025 (commencement of operations) through March 31, 2026.

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Notes to Financial Statements (continued)

During the fiscal year or period ended March 31, 2026, the amount of capital loss carryforwards used to offset realized gains are shown in the following table:

Fund	Utilized Capital Loss Carryforward
Asia Defense Fund	$—
China ex-State-Owned Enterprises Fund	6,686,020
Emerging Markets ex-State-Owned Enterprises Fund	117,826,535
Emerging Markets High Dividend Fund	149,630,085
Emerging Markets Multifactor Fund	642,163
Emerging Markets Quality Dividend Growth Fund	11,626,662
Emerging Markets SmallCap Dividend Fund	128,470,458
GeoAlpha Opportunities Fund[2]	—
Global Defense Fund[1]	—
Global ex-U.S. Quality Growth Fund	4,147,264
Global High Dividend Fund	1,439,745
India Earnings Fund (consolidated)	63,065,198
India Hedged Equity Fund	—
New Economy Real Estate Fund	509,077
[1]For the period September 12, 2025 (commencement of operations) through March 31, 2026. [2]For the period July 8, 2025 (commencement of operations) through March 31, 2026.

At March 31, 2026, the effect of permanent “book/tax” reclassifications resulted in increases (decreases) to the components of net assets as shown in the following table. The differences are primarily due to redemptions-in-kind, taxable overdistribution and net operating losses.

Fund	Total Distributable Earnings (Loss)	Paid-in Capital
Asia Defense Fund	$(264,150)	$264,150
China ex-State-Owned Enterprises Fund	(5,615,202)	5,615,202
Emerging Markets ex-State-Owned Enterprises Fund	(27,349,254)	27,349,254
Emerging Markets High Dividend Fund	—	—
Emerging Markets Multifactor Fund	(989,818)	989,818
Emerging Markets Quality Dividend Growth Fund	(3,029,183)	3,029,183
Emerging Markets SmallCap Dividend Fund	(7,478,100)	7,478,100
GeoAlpha Opportunities Fund	—	—
Global Defense Fund	(155,193)	155,193
Global ex-U.S. Quality Growth Fund	(43,381,507)	43,381,507
Global High Dividend Fund	(6,357,504)	6,357,504
India Earnings Fund (consolidated)	35,887,903	(35,887,903)
India Hedged Equity Fund	—	—
New Economy Real Estate Fund	(287,922)	287,922

GAAP provides guidance on tax provisions that prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. As of and during the fiscal year or period ended March 31, 2026, the Funds did not have any liabilities for unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in the future. If applicable, the Funds will recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other” expenses on the Statements of Operations. The Funds file tax returns with the Internal Revenue Service, the State of New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended March 31, 2026, remains subject to examination by taxing authorities. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended March 31, 2026, remains subject to examination by taxing authorities. Specific to foreign countries in which the Funds invest, all open tax years remain subject to examination by taxing authorities in the respective jurisdictions. The open tax years vary by each jurisdiction in which each Fund invests.

122    WisdomTree Trust

Notes to Financial Statements (continued)

As a result of several European Court of Justice (“ECJ”) court cases in certain countries across the European Union (“EU”), certain Funds have filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (“ECJ tax reclaims”). These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized, if any, for ECJ tax reclaims is reflected as “Other income” in the Statements of Operations and the cost to file these additional ECJ tax reclaims is reflected as “Other fees” in the Statements of Operations. Receivable and/or payable amounts related to ECJ tax reclaims are reflected as “Other” in the Statements of Statements of Assets and Liabilities. When the ECJ tax reclaim is not “more likely than not” to be sustained assuming examination by tax authorities due to the uncertainty that exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these ECJ tax reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, ECJ tax reclaims received by the Funds, if any, reduce the amounts of foreign taxes Fund shareholders can use as tax credits in their individual income tax returns. In the event that ECJ tax reclaims received by a Fund during the fiscal year exceed foreign withholding taxes paid, and a Fund previously passed foreign tax credits on to its shareholders, a Fund must either amend historic tax reporting to shareholders or enter into a closing agreement with the Internal Revenue Service in order to pay the associated tax liability on behalf of the respective Fund’s shareholders. During the fiscal year or period ended March 31, 2026, the ECJ tax reclaims received by the Funds, if any, did not exceed the foreign withholding taxes of the respective Funds.

The Funds adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures, which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. Adoption of the new standard impacted financial statement disclosures only and did not affect any Fund’s financial position or the results of its operations. The following Funds paid significant income taxes in foreign jurisdictions during the fiscal year ended March 31, 2026. Cash paid for income taxes, net of refunds received, were as follows:

Income taxes paid (net of refunds) in foreign jurisdictions:	Emerging Markets Quality Dividend Growth Fund	India Earnings Fund (consolidated)	India Hedged Equity Fund
India	$846,272	$31,226,210	$70,518
Taiwan	166,268	—	—
South Korea	61,690	—	—
Poland	53,526	—	—
Mexico	43,277	—	—
Other*	168,304	—	—
Total income taxes paid, net of refunds	$1,339,337	$31,226,210	$70,518
* Represents foreign jurisdictions where taxes paid, net of refunds received, were not included in the top 5 jurisdictions or were less than 5% of the total income taxes paid by the Funds.

7. DEMAND NOTE

On December 8, 2025, the India Earnings Fund entered into a demand note agreement with Bank of America, N.A. which allowed the India Earnings Fund to borrow up to $175,000,000 with a final maturity date of December 24, 2025. During the period from December 8, 2025 through December 11, 2025, the India Earnings Fund had an average outstanding demand note balance of $133,750,000 and a weighted average interest rate of 6.36% per annum. On December 12, 2025, the India Earnings Fund fully repaid amounts borrowed under the demand note and interest expense related to the demand note was $93,261.

On December 8, 2025, the India Hedged Equity Fund entered into a demand note agreement with Bank of America, N.A. which allowed the India Hedged Equity Fund to borrow up to $1,000,000 with a final maturity date of December 24, 2025. During the period from December 8, 2025 through December 10, 2025, the India Hedged Equity Fund had an average outstanding demand note balance of $606,667 and a weighted average interest rate of 6.37% per annum. On December 11, 2025, the India Hedged Equity Fund fully repaid amounts borrowed under the demand note and interest expense related to the demand note was $317.

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Notes to Financial Statements (concluded)

8. OPERATING SEGMENTS

Each Fund in the Trust operates in one segment. The segment derives its revenues from each Fund’s investments made in accordance with the defined investment strategy of each Fund, as prescribed in the Trust’s prospectus. The accounting policies are the same as those described in Note 2 - Significant Accounting Policies. The Chief Operating Decision Maker (“CODM”) is the President of the Trust. The CODM monitors the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements.

9. SUBSEQUENT EVENTS

WTAM has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

10. ADDITIONAL INFORMATION

The value of a Fund’s investments may be adversely affected by recent and current events occurring outside of the United States, including those affecting foreign markets (including extreme volatility, depressed valuations, and decreased liquidity), significant geopolitical events (including armed conflicts, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies (including pandemics such as the COVID-19 pandemic), among other events. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Hamas and other militant groups in the Middle East, and related sanctions and trading restrictions have caused significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. Similarly, the policy agenda of the new U.S. administration has introduced heightened risks, including economic policy and market risks with the imposition of significant tariffs and other trade-related initiatives that have disrupted, and could continue to disrupt, markets globally. Trade disputes and retaliatory actions, such as embargoes and other trade limitations, may reduce the profitability of companies in which the Funds invest, lead to a significant reduction in international trade, and adversely affect the growth of the global economy. Trade disputes may also increase currency exchange rate volatility, which can adversely affect the prices of certain of Fund investments and the ability of certain Funds to hedge their currency risk, and negatively affect investor confidence in the markets generally and investment growth and could contribute to volatility or overall declines in the U.S. and global investment markets. While the aggregate effect of these policies is unknown, initially they appear to be escalating tensions between the United States and certain subject countries, as well as globally, and increasing volatility in the markets generally. The extent and duration of these conflicts, policy initiatives, and tensions are impossible to predict, and they could continue to result in significant market disruptions, including with respect to certain industries or sectors, such as the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These conflicts, policy initiatives, and tensions could adversely affect the value of certain Fund investments, as well as a Fund’s performance and liquidity, even if the Fund does not have direct investment exposure to a country involved in a particular conflict or industry directly affected by trade restrictions.

124    WisdomTree Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders of WisdomTree Asia Defense Fund, WisdomTree China ex-State-Owned Enterprises Fund, WisdomTree Emerging Markets ex-State-Owned Enterprises Fund, WisdomTree Emerging Markets High Dividend Fund, WisdomTree Emerging Markets Multifactor Fund, WisdomTree Emerging Markets Quality Dividend Growth Fund, WisdomTree Emerging Markets SmallCap Dividend Fund, WisdomTree GeoAlpha Opportunities Fund, WisdomTree Global Defense Fund, WisdomTree Global ex-U.S. Quality Growth Fund (formerly, WisdomTree Global ex-U.S. Quality Dividend Growth Fund), WisdomTree Global High Dividend Fund, WisdomTree India Earnings Fund, WisdomTree India Hedged Equity Fund and WisdomTree New Economy Real Estate Fund, and the Board of Trustees of WisdomTree Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities (consolidated as it relates to WisdomTree India Earnings Fund) of WisdomTree Asia Defense Fund, WisdomTree China ex-State-Owned Enterprises Fund, WisdomTree Emerging Markets ex-State-Owned Enterprises Fund, WisdomTree Emerging Markets High Dividend Fund, WisdomTree Emerging Markets Multifactor Fund, WisdomTree Emerging Markets Quality Dividend Growth Fund, WisdomTree Emerging Markets SmallCap Dividend Fund, WisdomTree GeoAlpha Opportunities Fund, WisdomTree Global Defense Fund, WisdomTree Global ex-U.S. Quality Growth Fund, WisdomTree Global High Dividend Fund, WisdomTree India Earnings Fund, WisdomTree India Hedged Equity Fund and WisdomTree New Economy Real Estate Fund (collectively referred to as the “Funds”), (fourteen of the funds constituting WisdomTree Trust (the “Trust”)), including the schedules of investments (consolidated as it relates to WisdomTree India Earnings Fund), as of March 31, 2026, and the related statements of operations (consolidated as it relates to WisdomTree India Earnings Fund) and changes in net assets (consolidated as it relates to WisdomTree India Earnings Fund), and the financial highlights (consolidated as it relates to WisdomTree India Earnings Fund) for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position (consolidated as it relates to WisdomTree India Earnings Fund) of each of the Funds (fourteen of the funds constituting WisdomTree Trust) at March 31, 2026, and the results of their operations (consolidated as it relates to WisdomTree India Earnings Fund), changes in net assets (consolidated as it relates to WisdomTree India Earnings Fund), and financial highlights (consolidated as it relates to WisdomTree India Earnings Fund) for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting the WisdomTree Trust	Statement of operations	Statements of changes in net assets	Financial highlights

WisdomTree China ex-State-Owned Enterprises Fund

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund

WisdomTree Emerging Markets High Dividend Fund

WisdomTree Emerging Markets Multifactor Fund

WisdomTree Emerging Markets Quality Dividend Growth Fund

WisdomTree Emerging Markets SmallCap Dividend Fund

WisdomTree Global ex-U.S. Quality Growth Fund

WisdomTree Global High Dividend Fund

WisdomTree India Earnings Fund

WisdomTree New Economy Real Estate Fund

	For the year ended March 31, 2026	For each of the two years in the period ended March 31, 2026	For each of the five years in the period ended March 31, 2026
WisdomTree India Hedged Equity Fund	For the year ended March 31, 2026	For the year ended March 31, 2026 and for the period May 9, 2024 (commencement of operations) through March 31, 2025
WisdomTree Asia Defense Fund WisdomTree Global Defense Fund	For the period September 12, 2025 (commencement of operations) through March 31, 2026
WisdomTree GeoAlpha Opportunities Fund	For the period July 8, 2025 (commencement of operations) through March 31, 2026

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

WisdomTree Trust    125

Report of Independent Registered Public Accounting Firm (concluded)

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more WisdomTree investment companies since 2006.

New York, New York

May 27, 2026

126    WisdomTree Trust

Supplemental Information (unaudited)

Federal Income Tax Information

The following Federal tax information related to the Funds’ fiscal year or period ended March 31, 2026, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2027.

Certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year ended March 31, 2026, the following represents the maximum amount of ordinary income distributions that may be considered qualified dividend income:

Fund	Qualified Dividend Income
Asia Defense Fund	$28,033
China ex-State-Owned Enterprises Fund	7,486,257
Emerging Markets ex-State-Owned Enterprises Fund	23,573,340
Emerging Markets High Dividend Fund	107,572,625
Emerging Markets Multifactor Fund	2,194,940
Emerging Markets Quality Dividend Growth Fund	2,271,876
Emerging Markets SmallCap Dividend Fund	39,785,857
GeoAlpha Opportunities Fund	4,958
Global Defense Fund	1,913
Global ex-U.S. Quality Growth Fund	8,132,660
Global High Dividend Fund	4,463,895
India Earnings Fund (consolidated)	—
India Hedged Equity Fund	96,411
New Economy Real Estate Fund	77,353

The Funds intend to elect to pass through to shareholders the credit for taxes paid to foreign countries during the fiscal year ended March 31, 2026. The gross foreign source income and foreign taxes paid are as follows:

Fund	Gross Foreign Income	Foreign Taxes Paid
Asia Defense Fund	$61,963	$15,829
China ex-State-Owned Enterprises Fund	6,922,138	457,594
Emerging Markets ex-State-Owned Enterprises Fund	35,411,275	6,691,234
Emerging Markets High Dividend Fund	163,111,498	18,811,972
Emerging Markets Multifactor Fund	3,405,729	439,281
Emerging Markets Quality Dividend Growth Fund	3,551,853	1,170,243
Emerging Markets SmallCap Dividend Fund	69,006,267	9,263,718
GeoAlpha Opportunities Fund	—	—
Global Defense Fund	—	—
Global ex-U.S. Quality Growth Fund	8,989,967	1,075,228
Global High Dividend Fund	—	—
India Earnings Fund (consolidated)	27,925,608	31,436,025
India Hedged Equity Fund	55,773	70 811
New Economy Real Estate Fund	—	—

WisdomTree Trust    127

Supplemental Information (unaudited) (concluded)

The following represents the percentage of dividends paid during the fiscal year or period ended March 31, 2026, that qualify for the 70% dividends received deduction for corporate shareholders:

Fund	Dividends-Received Deduction
Asia Defense Fund	0.00%
China ex-State-Owned Enterprises Fund	0.00%
Emerging Markets ex-State-Owned Enterprises Fund	0.00%
Emerging Markets High Dividend Fund	0.03%
Emerging Markets Multifactor Fund	0.01%
Emerging Markets Quality Dividend Growth Fund	0.00%
Emerging Markets SmallCap Dividend Fund	0.00%
GeoAlpha Opportunities Fund	12.91%
Global Defense Fund	100.00%
Global ex-U.S. Quality Growth Fund	0.00%
Global High Dividend Fund	50.90%
India Earnings Fund (consolidated)	0.00%
India Hedged Equity Fund	0.00%
New Economy Real Estate Fund	1.48%

128    WisdomTree Trust

Additional Information (unaudited)

Item 8 of Form N-CSR: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9 of Form N-CSR: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10 of Form N-CSR: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Name of Trustee	Board Compensation
Interested Trustee
Jonathan Steinberg	$ 0
Independent Trustees
David G. Chrencik	418,325
Phillip G. Goff	380,296
Joel Goldberg	437,340
Toni Massaro	399,311
Melinda A. Raso Kirstein	418,325
Victor Ugolyn	570,444

Item 11 of Form N-CSR: Statement Regarding Basis for Approval of Investment Advisory and Sub-Advisory Contracts.

Not applicable.

WisdomTree Trust    129

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with Foreside Fund Services, LLC, the Funds’ distributor. WisdomTree, Inc., its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

There are risks associated with investing including possible loss of principal. Foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus their investments in one country or region may be significantly impacted by events and developments associated with the region which can adversely affect performance. Funds focusing on a single sector and/or smaller companies generally experience greater price volatility. Investments in emerging, offshore or frontier markets are generally less liquid and less efficient than investments in developed markets and are subject to additional risks, such as risks of adverse governmental regulation and intervention or political developments. Investments in currency involve additional special risks, such as credit risk and interest rate fluctuations. Derivative investments can be volatile and these investments may be less liquid than other securities, and more sensitive to the effect of varied economic conditions.

As these Funds can have a high concentration in some issuers the Funds can be adversely impacted by changes affecting such issuers. Dividends are not guaranteed, and a company currently paying dividends may cease paying dividends at any time. Due to the investment strategy of certain Funds they may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile

Indexes are unmanaged and you cannot invest directly in an index.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only by authorized participants in large creation unit sizes of shares.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

WisdomTree Fund shares are distributed by Foreside Fund Services, LLC.

(a)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Name of Trustee	Board Compensation
Interested Trustee
Jonathan Steinberg	$0
Independent Trustee
David G. Chrencik	418,325
Phillip Goff	380,296
Joel Goldberg	437,340
Toni Massaro	399,311
Melinda Raso Kirstein	418,325
Victor Ugolyn	570,444

Item 11. Statement Regarding Basis for Approval of Investment Advisory and Sub-Advisory Contracts.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by the Shareholder Reports that has materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	The Registrant’s Code of Ethics is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WisdomTree Trust

By (Signature and Title)	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)
Date: June 5, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)
Date: June 5, 2026

By (Signature and Title)	/s/ David Castano
David Castano, Treasurer
(principal financial officer)
Date: June 5, 2026